UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)
RidgeWorth Capital Management, Inc.
3333 Piedmont Road, Suite 1500
Atlanta, GA 30305

(Address of principal executive offices)(Zip code)
Julia R. Short, President
RidgeWorth Funds
3333 Piedmont Road, Suite 1500
Atlanta, GA 30305

(Name and Address of Agent for Service)
Copy to:
W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Registrant’s telephone number, including area code: 1-888-784-3863
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Item 1. Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (99.5%)
Consumer Discretionary (22.4%)
Amazon.com, Inc.*	35,000	7,157,150
Blue Nile, Inc.*	52,300	2,300,154
Chipotle Mexican Grill, Inc.*	4,750	1,463,903
Deckers Outdoor Corp.*	31,500	2,776,410
Lululemon Athletica, Inc.*	29,700	3,321,054
Netflix, Inc.*	14,800	3,887,812
Nordstrom, Inc.	43,800	2,055,972
Priceline.com, Inc.*	7,900	4,044,247
Tesla Motors, Inc.*	67,300	1,960,449
Vera Bradley, Inc.*	33,800	1,291,160

		30,258,311

Energy (9.7%)
Berry Petroleum Co., Cl A	57,200	3,039,036
Energy XXI Bermuda Ltd.*(a)	69,300	2,302,146
FMC Technologies, Inc.*	27,300	1,222,767
Forest Oil Corp.*	28,900	771,919
Pioneer Natural Resources Co.	15,200	1,361,464
SandRidge Energy, Inc.*	112,800	1,202,448
Whiting Petroleum Corp.*	55,100	3,135,741

		13,035,521

Financials (6.7%)
BlackRock, Inc.	13,600	2,608,616
Financial Engines, Inc.*	72,900	1,889,568
Green Dot Corp., Cl A*(a)	30,150	1,024,497
Greenhill & Co., Inc.	24,700	1,329,354
Portfolio Recovery Associates, Inc.*	26,000	2,204,540

		9,056,575

Health Care (9.9%)
Celgene Corp.*	36,900	2,225,808
Dendreon Corp.*	37,200	1,467,168
HMS Holdings Corp.*	18,500	1,422,095
Human Genome Sciences, Inc.*	53,400	1,310,436
Intuitive Surgical, Inc.*	6,500	2,418,715
MAKO Surgical Corp.*	26,900	799,737
Salix Pharmaceuticals Ltd.*	46,800	1,864,044
SXC Health Solutions Corp.*	18,900	1,113,588
Vertex Pharmaceuticals, Inc.*	13,900	722,661

		13,344,252

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Industrials (7.6%)
Alaska Air Group, Inc.*	21,900	1,499,274
Expeditors International of Washington, Inc.	50,300	2,574,857
Joy Global, Inc.	14,300	1,361,932
Polypore International, Inc.*	22,000	1,492,480
Precision Castparts Corp.	20,600	3,391,790

		10,320,333

Information Technology (40.1%)
Acme Packet, Inc.*	65,500	4,593,515
Alliance Data Systems Corp.*(a)	13,700	1,288,759
Altera Corp.	66,600	3,086,910
Apple, Inc.*	7,900	2,651,793
ARM Holdings PLC SP ADR	22,700	645,361
Aruba Networks, Inc.*	64,300	1,900,065
Baidu, Inc. SP ADR*	15,800	2,214,054
Cognizant Technology Solutions Corp., Cl A*	95,200	6,981,968
F5 Networks, Inc.*	52,300	5,766,075
Google, Inc., Cl A*	6,500	3,291,470
MercadoLibre, Inc.	44,900	3,562,366
OpenTable, Inc.*	53,000	4,405,360
QUALCOMM, Inc.	100,000	5,679,000
Skyworks Solutions, Inc.*	60,000	1,378,800
SuccessFactors, Inc.*	19,800	582,120
VeriFone Systems, Inc.*	40,300	1,787,305
VistaPrint NV*	74,146	3,547,886
Yandex NV Cl A*(a)	23,500	834,485

		54,197,292

Telecommunication Services (3.1%)
NII Holdings, Inc.*	47,300	2,004,574
tw telecom, Inc.*	107,300	2,202,869

		4,207,443

Total Common Stocks (Cost $84,676,525)		134,419,727

Short-Term Investment (2.8%)
RidgeWorth Funds Securities Lending Joint Account(b)	3,814,285	3,814,285

Total Short-Term Investment (Cost $3,814,285)		3,814,285

Money Market Fund (0.4%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(c)	488,907	488,907

Total Money Market Fund (Cost $488,907)		488,907

Total Investments (Cost $85,165,432)(d) — 102.7%		138,722,919

Liabilities in excess of other assets — (2.7)%		(3,700,143)

Net Assets — 100.0%		$135,022,776

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $3,729,250.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations
SP ADR   — Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (98.4%)
Consumer Discretionary (17.9%)
Blue Nile, Inc.*	8,900	391,422
Chipotle Mexican Grill, Inc.*	2,300	708,837
Deckers Outdoor Corp.*	7,000	616,980
HomeAway, Inc.*	800	30,960
Lululemon Athletica, Inc.*	8,800	984,016
Makemytrip Ltd.*(a)	20,200	494,900
Shutterfly, Inc.*	11,000	631,620
Tesla Motors, Inc.*	26,800	780,684
Vera Bradley, Inc.*	23,200	886,240

		5,525,659

Energy (9.3%)
Berry Petroleum Co., Cl A	18,600	988,218
Energy XXI Bermuda Ltd.*	30,600	1,016,532
Helmerich & Payne, Inc.	4,000	264,480
McMoRan Exploration Co.*	32,800	606,144

		2,875,374

Financials (9.6%)
Financial Engines, Inc.*	40,200	1,041,984
Green Dot Corp., Cl A*(a)	18,500	628,630
Greenhill & Co., Inc.	11,200	602,784
Portfolio Recovery Associates, Inc.*	8,100	686,799

		2,960,197

Health Care (17.5%)
Dendreon Corp.*	21,300	840,072
HMS Holdings Corp.*	12,800	983,936
Human Genome Sciences, Inc.*	22,600	554,604
Illumina, Inc.*	3,900	293,085
IPC The Hospitalist Co.*	6,800	315,180
MAKO Surgical Corp.*	20,500	609,465
Nektar Therapeutics*	21,100	153,397
Salix Pharmaceuticals Ltd.*	13,800	549,654
SXC Health Solutions Corp.*	15,700	925,044
Vertex Pharmaceuticals, Inc.*	3,000	155,970

		5,380,407

Industrials (4.7%)
Alaska Air Group, Inc.*	5,100	349,146
Polypore International, Inc.*	16,100	1,092,224

		1,441,370

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Information Technology (39.4%)
Acme Packet, Inc.*	20,600	1,444,678
Alliance Data Systems Corp.*(a)	3,100	291,617
Aruba Networks, Inc.*	36,100	1,066,755
BroadSoft, Inc.*(a)	27,600	1,052,388
F5 Networks, Inc.*	12,700	1,400,175
IPG Photonics Corp.*	13,500	981,585
Limelight Networks, Inc.*	46,600	212,496
MercadoLibre, Inc.	12,800	1,015,552
NXP Semiconductors NV*	18,500	494,505
OpenTable, Inc.*	12,400	1,030,688
Skyworks Solutions, Inc.*	42,500	976,650
SuccessFactors, Inc.*	8,800	258,720
VeriFone Systems, Inc.*	13,200	585,420
VistaPrint NV*	16,100	770,385
Yandex NV Cl A*(a)	15,800	561,058

		12,142,672

Total Common Stocks (Cost $24,793,607)		30,325,679

Short-Term Investment (9.2%)
RidgeWorth Funds Securities Lending Joint Account(b)	2,843,975	2,843,975

Total Short-Term Investment (Cost $2,843,975)		2,843,975

Money Market Fund (1.8%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(c)	556,804	556,804

Total Money Market Fund (Cost $556,804)		556,804

Total Investments (Cost $28,194,386)(d)— 109.4%		33,726,458

Liabilities in excess of other assets — (9.4)%		(2,890,655)

Net Assets — 100.0%		$30,835,803

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $2,783,124.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENT
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Foreign Common Stocks (94.6%)
Australia(a) (1.1%)
Australia & New Zealand Banking Group Ltd.	119,841	2,840,809

Austria(a) (1.1%)
Voestalpine AG(b)	53,861	2,970,692

Belgium(a) (1.1%)
Anheuser-Busch InBev NV	51,148	2,968,495

China(a) (1.4%)
Bank of China Ltd.	3,184,000	1,562,545
PetroChina Co. Ltd., Cl H	1,490,061	2,184,732

		3,747,277

Colombia (0.8%)
Petrominerales Ltd.(b)	68,219	2,002,468

Finland(a) (0.7%)
UPM-Kymmene Oyj	93,002	1,701,579

France(a) (13.4%)
BNP Paribas	74,741	5,763,200
Cap Gemini SA	32,948	1,929,359
France Telecom SA	100,863	2,144,699
Peugeot SA	65,426	2,935,092
Publicis Groupe SA(b)	85,962	4,798,747
Renault SA	36,071	2,140,105
Sanofi-Aventis	59,162	4,759,026
Societe Generale(b)	18,969	1,123,458
Valeo SA(b)	29,694	2,031,296
Vinci SA	58,597	3,760,605
Vivendi SA	122,317	3,409,334

		34,794,921

Germany(a) (13.6%)
Adidas AG	31,397	2,489,205
Allianz SE	36,119	5,036,678
BASF SE	52,664	5,162,194
Deutsche Bank AG	73,708	4,350,283
Deutsche Lufthansa AG	132,588	2,887,917
E.ON AG	34,631	984,365
Infineon Technologies AG	118,012	1,326,023
MAN SE(b)	32,009	4,263,595
Muenchener Rueckversicherungs AG	11,363	1,734,618
Siemens AG	50,918	6,997,191

		35,232,069

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Hong Kong(a) (1.7%)
China Mobile Ltd.	190,500	1,775,976
GCL Poly Energy Holdings Ltd.(b)	857,000	445,158
Texwinca Holdings Ltd.	1,821,721	2,167,972

		4,389,106

Ireland(a) (0.9%)
WPP PLC	194,896	2,441,629

Italy(a) (0.4%)
Enel SpA(b)	153,131	1,000,584

Japan(a) (16.0%)
FUJIFILM Holdings Corp.	46,400	1,447,168
Honda Motor Co. Ltd.	113,688	4,380,048
ITOCHU Corp.	389,080	4,046,764
JX Holdings, Inc.	536,900	3,611,212
LINTEC Corp.	50,500	1,424,808
Marubeni Corp.	458,000	3,043,780
Mitsubishi Gas Chemical Co., Inc.	378,000	2,769,431
Mitsubishi UFJ Financial Group, Inc.	558,502	2,721,768
Mitsui & Co. Ltd.	86,678	1,498,673
Nidec Corp.	12,100	1,129,659
NIPPON SHOKUBAI Co. Ltd.	281,000	3,428,420
Nippon Telegraph & Telephone Corp.	41,016	1,978,276
Okinawa Electric Power Co., Inc. (The)	16,200	735,028
Sumitomo Corp.	306,044	4,163,501
Sumitomo Mitsui Financial Group, Inc.	91,505	2,821,528
Takata Corp.	69,877	2,143,180

		41,343,244

Netherlands (4.7%)
ING Groep NV*(a)	341,919	4,213,640
Koninklijke Ahold NV(a)	113,407	1,524,788
Koninklijke DSM NV(a)	44,292	2,874,393
Royal Dutch Shell PLC ADR	48,245	3,461,579

		12,074,400

Norway(a) (0.9%)
Telenor ASA	145,864	2,387,107

Russian Federation(a) (0.9%)
Gazprom OAO SP ADR	105,428	1,539,032
MMC Norilsk Nickel ADR	27,095	709,994

		2,249,026

Singapore(a) (1.7%)
United Overseas Bank Ltd.	141,116	2,265,638
Venture Corp. Ltd.	307,685	2,140,685

		4,406,323

South Korea(a) (3.1%)
Hyundai Motor Co.	8,010	1,785,698
Korea Gas Corp.	106,938	3,712,396
SKC Co. Ltd.	38,935	2,477,778

		7,975,872

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Spain(a) (2.0%)
Banco Santander SA	100,779	1,160,988
Telefonica SA	163,410	3,991,081

		5,152,069

Sweden(a) (3.1%)
Alfa Laval AB	118,999	2,566,372
Kinnevik Investment AB, Cl B	53,718	1,193,182
Swedbank AB, Cl A	261,352	4,394,876

		8,154,430

Switzerland (3.7%)
ABB Ltd.*(a)	165,384	4,297,058
Glencore International PLC*	20,000	157,606
Roche Holding AG(a)	10,649	1,782,863
Xstrata PLC(a)	151,688	3,340,988

		9,578,515

Thailand (2.2%)
Bangkok Dusit Medical Services PCL	824,400	1,415,365
Bangkok Life Assurance PCL(a)	1,085,400	1,628,802
Kasikornbank PCL(a)	368,100	1,479,749
Krung Thai Bank PCL	1,726,600	1,056,471

		5,580,387

Turkey(a) (0.6%)
Tofas Turk Otomobil Fabrikasi AS	344,833	1,572,563

United Kingdom (19.5%)
3i Group PLC(a)	426,813	1,927,398
AstraZeneca PLC(a)	96,279	4,812,149
Aviva PLC(a)	485,114	3,414,737
BAE Systems PLC(a)	248,337	1,270,407
BP PLC(a)	118,352	871,425
BP PLC SP ADR	111,293	4,929,167
British American Tobacco PLC(a)	97,562	4,278,249
BT Group PLC(a)	900,943	2,921,221
Fresnillo PLC(a)	35,359	796,518
Legal & General Group PLC(a)	1,557,351	2,950,269
Old Mutual PLC(a)	1,348,277	2,886,161
Rio Tinto PLC SP ADR	102,180	7,389,658
Royal Dutch Shell PLC, Cl A(a)	104,998	3,736,204
Royal Dutch Shell PLC, Cl B(a)	103,721	3,701,381
SABMiller PLC(a)	76,175	2,780,425
Subsea 7 SA*(a)	75,615	1,934,018

		50,599,387

Total Foreign Common Stocks (Cost $199,488,070)		245,162,952

Foreign Preferred Stocks (0.4%)
Brazil (0.4%)
Telecomunicacoes de Sao Paulo SA, 1.16%	39,306	1,143,442

Total Foreign Preferred Stocks (Cost $719,085)		1,143,442

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Short-Term Investment (6.0%)
RidgeWorth Funds Securities Lending Joint Account(c)	15,610,712	15,610,712

Total Short-Term Investment (Cost $15,610,712)		15,610,712

Money Market Fund (1.3%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(d)	3,249,336	3,249,336

Total Money Market Fund (Cost $3,249,336)		3,249,336

Total Investments (Cost $219,067,203)(e) — 102.3%		265,166,442

Liabilities in excess of other assets — (2.3)%		(5,998,036)

Net Assets — 100.0%		$259,168,406

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board (See Notes to Schedules of Portfolio Investments).

(b)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $14,857,645.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

ADR	— American Depositary Receipt
PCL	— Public Company Limited
SP ADR	— Sponsored American Depositary Receipt
The investment concentrations for the International Equity Fund as a percentage of total investments by sector, as of June 30, 2011, were as follows:

Financials	21.3%
Industrials	15.1
Materials	13.3
Consumer Discretionary	12.2
Energy	10.5
Telecommunication Services	6.2
Health Care	4.8
Consumer Staples	4.4
Information Technology	2.7
Utilities	2.4
Short-Term Investment	5.9
Money Market Fund	1.2
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)

Foreign Common Stocks (96.5%)
Australia (5.2%)
AGL Energy Ltd.(a)	11,148	175,476
Alumina Ltd.(a)	59,305	135,825
Amcor Ltd.(a)	29,564	229,090
AMP Ltd.(a)	68,419	359,809
Asciano Ltd.(a)	71,488	126,390
ASX Ltd.(a)	4,245	139,080
Australia & New Zealand Banking Group Ltd.(a)	62,338	1,477,711
Bendigo and Adelaide Bank Ltd.(a)	8,741	83,354
BGP Holdings PLC(b)	737,041	—
BHP Billiton Ltd.(a)	77,403	3,658,136
BlueScope Steel Ltd.(a)	44,053	57,330
Boral Ltd.(a)	17,407	82,529
Brambles Ltd.(a)	34,850	270,964
Caltex Australia Ltd.(a)	3,314	42,049
CFS Retail Property Trust REIT(a)	45,012	87,742
Coca-Cola Amatil Ltd.(a)	13,563	166,417
Cochlear Ltd.(a)	1,374	106,344
Commonwealth Bank of Australia(a)	37,261	2,098,548
Computershare Ltd.(a)	10,683	102,044
Crown Ltd.(a)	10,843	104,232
CSL Ltd.(a)	13,305	472,940
Dexus Property Group REIT(a)	117,707	111,516
Echo Entertainment Group Ltd.*	12,804	56,442
Fairfax Media Ltd.(a)(c)	54,054	57,062
Fortescue Metals Group Ltd.(a)	30,124	206,695
Foster’s Group Ltd.(a)	47,665	263,820
Goodman Group(a)	167,885	127,274
GPT Group REIT(a)	41,637	141,535
Harvey Norman Holdings Ltd.(a)	12,798	34,269
Iluka Resources Ltd.(a)	9,846	178,107
Incitec Pivot Ltd.(a)	38,544	160,525
Insurance Australia Group Ltd.(a)	50,859	185,939
Leighton Holdings Ltd.(a)	3,650	82,336
Lend Lease Group(a)	12,909	124,667
Lynas Corp. Ltd.*	41,282	117,334
Macarthur Coal Ltd.(a)	3,977	46,917
Macquarie Group Ltd.(a)	8,291	279,701
MAp Group(a)	9,006	32,341
Metcash Ltd.(a)	18,461	82,388
Mirvac Group REIT(a)	82,637	111,146
National Australia Bank Ltd.(a)	52,055	1,439,187
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Newcrest Mining Ltd.(a)	18,640	755,288
OneSteel Ltd.(a)	31,498	62,901
Orica Ltd.(a)	8,801	255,154
Origin Energy Ltd.(a)	25,550	434,420
OZ Minerals Ltd.(a)	7,817	111,235
Paladin Energy Ltd.*(a)	16,818	45,844
Qantas Airways Ltd.*(a)	27,487	54,536
QBE Insurance Group Ltd.(a)	25,252	468,678
QR National Ltd.*(a)	40,810	148,515
Ramsay Health Care Ltd.(a)	3,133	61,208
Rio Tinto Ltd.(a)	10,516	941,274
Santos Ltd.(a)	20,818	303,539
Sims Metal Management Ltd.(a)	3,985	75,769
Sonic Healthcare Ltd.(a)	8,904	123,218
SP Ausnet(a)	33,626	34,106
Stockland REIT(a)	57,651	211,463
Suncorp Group Ltd.(a)	31,000	270,967
TABCORP Holdings Ltd.(a)	16,569	58,614
Tatts Group Ltd.(a)	31,052	80,172
Telstra Corp. Ltd.(a)	106,755	331,729
Toll Holdings Ltd.(a)	15,952	83,218
Transurban Group(a)(c)	31,373	176,225
Wesfarmers Ltd.(a)	24,379	835,513
Wesfarmers Ltd. PPS(a)	3,679	127,580
Westfield Group REIT(a)	53,128	495,181
Westfield Retail Trust REIT(a)	71,000	206,961
Westpac Banking Corp.(a)	71,919	1,725,464
Woodside Petroleum Ltd.(a)	15,157	668,682
Woolworths Ltd.(a)	29,233	872,216
WorleyParsons Ltd.(a)	4,678	142,431

		23,977,312

Austria(a) (1.6%)
Erste Group Bank AG	36,949	1,935,134
Immofinanz AG*(c)	183,361	781,800
OMV AG	29,005	1,267,124
Raiffeisen Bank International AG(c)	9,578	493,372
Telekom Austria AG	65,299	832,445
Verbund AG	13,088	569,820
Vienna Insurance Group	7,460	409,802
Voestalpine AG(c)	21,280	1,173,694

		7,463,191

Belgium(a) (1.9%)
Ageas	172,148	466,284
Anheuser-Busch InBev NV	62,300	3,615,728
Bekaert SA	2,974	226,459
Belgacom SA	11,897	423,922
Colruyt SA	5,913	296,008
Delhaize Group SA	8,021	601,860
Dexia SA*	48,450	150,866
Groupe Bruxelles Lambert SA	6,284	558,247
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

KBC Groep NV	12,382	485,857
Mobistar SA	2,335	177,126
Solvay SA	4,555	703,272
UCB SA	7,859	353,144
Umicore	8,847	482,536

		8,541,309

Cayman Islands(a) (0.0%)
Sands China Ltd.*	32,087	86,559
Wynn Macau Ltd.	21,016	68,958

		155,517

Cyprus(a) (0.1%)
Bank of Cyprus Public Co. Ltd.	191,146	563,581

Denmark(a) (1.2%)
A.P. Moller — Maersk A/S, Cl B	64	552,513
A.P. Moller — Maersk A/S, Cl A	26	215,374
Carlsberg A/S, Cl B	5,067	551,710
Coloplast A/S, Cl B	1,057	160,737
Danske Bank A/S*	31,238	578,149
DSV A/S	9,805	235,366
Novo Nordisk A/S, Cl B	19,650	2,461,737
Novozymes A/S, Cl B	2,142	349,009
Pandora A/S(c)	2,779	87,687
TDC A/S*	17,180	156,836
Tryg A/S	1,170	67,563
Vestas Wind Systems A/S*	9,461	219,627
William Demant Holding A/S*	1,075	97,085

		5,733,393

Finland(a) (0.9%)
Elisa Oyj	5,274	113,507
Fortum Oyj	16,069	465,925
Kesko Oyj, Cl B	2,494	115,989
Kone Oyj, Cl B	5,716	359,098
Metso Oyj	4,695	266,903
Neste Oil Oyj	4,824	75,677
Nokia Oyj	139,557	900,240
Nokian Renkaat Oyj	3,970	199,347
Orion Oyj, Cl B	3,451	89,014
Outokumpu Oyj	4,827	63,965
Pohjola Bank PLC	5,122	66,259
Rautaruukki Oyj	3,108	70,250
Sampo Oyj, Cl A(c)	15,361	495,924
Sanoma Oyj(c)	3,027	56,167
Stora Enso Oyj	21,365	224,362
UPM-Kymmene Oyj	19,160	350,554
Wartsila Oyj	6,144	207,760

		4,120,941

France(a) (10.7%)
Accor SA	6,062	271,199
Aeroports de Paris	1,433	134,750
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Air France-KLM*	5,697	87,497
Air Liquide SA*	17,547	2,515,061
Air Liquide SA*(b)	2,545	364,782
Alcatel-Lucent*	95,908	553,450
Alstom(c)	8,431	519,304
Arkema SA	2,302	236,765
Atos Origin SA	2,087	117,890
AXA SA	71,207	1,616,409
BNP Paribas	40,008	3,084,975
Bouygues SA	9,866	433,849
Bureau Veritas SA	2,316	195,578
Cap Gemini SA	6,156	360,481
Carrefour SA*(c)	24,091	990,369
Casino Guichard-Perrachon SA	2,304	217,152
Christian Dior SA	2,278	357,974
CNP Assurances	6,094	132,668
Compagnie de Saint — Gobain	16,564	1,073,646
Compagnie Generale d’Optique Essilor International SA	8,349	677,427
Compagnie Generale de Geophysique-Veritas*	5,860	214,765
Compagnie Generale des Etablissements Michelin, Cl B	7,219	707,027
Credit Agricole SA	40,326	605,832
Danone SA	24,171	1,804,440
Dassault Systemes SA	2,457	208,945
Edenred	6,579	200,599
Eiffage SA(c)	1,687	111,515
Electricite de France	9,956	390,324
Eramet	219	72,458
Eurazeo	1,279	93,271
European Aeronautic Defence and Space Co.	16,793	562,021
Eutelsat Communications	4,118	185,394
Fonciere Des Regions	1,151	121,923
France Telecom SA	77,461	1,647,091
GDF SUEZ	51,230	1,872,332
Gecina SA	913	127,566
Groupe Eurotunnel SA	21,707	242,899
ICADE REIT	971	119,613
Iliad SA	794	106,554
Imerys	1,412	99,328
JCDecaux SA*	2,769	88,855
Klepierre	4,341	179,234
L’Oreal SA	9,923	1,287,747
Lagardere SCA	4,944	209,218
Legrand SA	8,108	341,286
LVMH Moet Hennessy Louis Vuitton SA	10,197	1,832,371
Metropole Television SA	2,424	56,112
Natixis	36,404	182,654
Neopost SA	1,339	115,046
Pernod-Ricard SA(c)	8,231	811,791
Peugeot SA	6,215	278,813
PPR	3,161	562,990
Publicis Groupe SA(c)	5,137	286,768
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Renault SA	7,938	470,964
Safran SA	6,765	288,668
Sanofi-Aventis	46,431	3,734,937
Schneider Electric SA	9,935	1,658,864
Scor SE	7,009	198,944
Societe BIC SA	1,202	116,118
Societe Generale	26,508	1,569,963
Societe Lafarge(b)	12,479	795,247
Societe Television Francaise 1	4,956	90,406
Sodexo	3,893	304,953
Suez Environnement SA	11,035	219,907
Technip SA	4,023	431,231
Thales SA	4,144	178,470
Total SA	87,434	5,054,862
Unibail-Rodamco	3,792	876,144
Vallourec SA(c)	4,589	559,471
Veolia Environnement SA	14,352	404,350
Vinci SA	18,352	1,177,784
Vivendi SA	51,157	1,425,896
Wendel SA	1,350	165,783

		49,390,970

Germany(a) (12.9%)
Adidas AG	12,976	1,028,758
Allianz SE	28,096	3,917,897
Axel Springer AG(c)	2,501	123,669
BASF SE	56,381	5,526,539
Bayer AG	51,472	4,134,053
Bayerische Motoren Werke AG	20,214	2,018,549
Beiersdorf AG	6,301	409,386
Brenntag AG	2,103	244,597
Celesio AG	5,411	108,045
Commerzbank AG*	229,076	986,670
Continental AG*	4,942	520,778
Daimler AG	56,929	4,293,100
Deutsche Bank AG	58,428	3,448,450
Deutsche Boerse AG	12,332	936,362
Deutsche Lufthansa AG	14,458	314,912
Deutsche Post AG	52,822	1,015,484
Deutsche Telekom AG	175,540	2,739,150
E.ON AG	111,587	3,171,792
Fraport AG	2,301	184,882
Fresenius SE	7,020	732,752
GEA Group AG	10,599	379,578
Hannover Rueckversicherung AG	3,739	194,450
HeidelbergCement AG	8,775	561,211
Henkel AG & Co. KGaA	8,179	469,403
Hochtief AG	2,625	219,348
Infineon Technologies AG	68,890	774,072
K+S AG	10,671	819,408
Kabel Deutschland Holding AG*	4,562	281,022
Lanxess AG	5,167	423,842
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Linde AG	10,485	1,839,555
MAN SE(c)	6,661	887,244
Merck KGaA	4,083	443,941
Metro AG	8,115	491,427
Muenchener Rueckversicherungs AG	11,792	1,800,107
RWE AG	26,114	1,450,815
Salzgitter AG	2,437	185,812
SAP AG	57,322	3,475,333
Siemens AG	50,844	6,987,022
Suedzucker AG	4,127	146,950
ThyssenKrupp AG	20,508	1,065,547
TUI AG*(c)	9,627	104,636
United Internet AG(c)	7,006	147,287
Volkswagen AG	1,793	329,824
Wacker Chemie AG	966	208,656

		59,542,315

Greece(a) (1.1%)
Alpha Bank AE*	116,300	585,676
Coca-Cola Hellenic Bottling Co. SA*	42,952	1,153,731
EFG Eurobank Ergasias SA*	72,172	338,541
Hellenic Telecommunications Organization SA	57,647	537,862
National Bank of Greece SA*	205,964	1,481,071
OPAP SA	51,897	810,529
Public Power Corp. SA	25,865	370,849

		5,278,259

Guernsey(a) (0.0%)
Resolution Ltd.	23,835	112,360

Hong Kong(a) (0.9%)
AIA Group Ltd.*	101,681	354,611
ASM Pacific Technology Ltd.	2,640	36,300
Bank of East Asia Ltd.	20,323	83,932
BOC Hong Kong Holdings Ltd.	49,028	142,501
Cathay Pacific Airways Ltd.	15,843	36,773
Cheung Kong (Holdings) Ltd.	18,239	267,840
Cheung Kong Infrastructure Holdings Ltd.	5,854	30,381
CLP Holdings Ltd.	25,366	225,187
Esprit Holdings Ltd.	16,201	50,620
Foxconn International Holdings Ltd.*(c)	29,624	13,109
Galaxy Entertainment Group Ltd.*(c)	16,803	35,971
Hang Lung Group Ltd.	11,503	73,040
Hang Lung Properties Ltd.	31,935	131,717
Hang Seng Bank Ltd.	10,124	161,947
Henderson Land Development Co. Ltd.	14,358	93,124
Hong Kong & China Gas Co. Ltd. (The)	62,662	142,550
Hong Kong Electric Holdings Ltd.	18,200	137,241
Hong Kong Exchanges & Clearing Ltd.	13,539	285,263
Hopewell Holdings Ltd.	7,581	24,049
Hutchison Whampoa Ltd.	28,113	304,603
Hysan Development Co. Ltd.	8,217	40,922
Kerry Properties Ltd.	9,507	46,013
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Li & Fung Ltd.	75,707	151,315
Lifestyle International Holdings Ltd.	7,893	23,295
Link REIT (The)	29,576	101,221
MTR Corp.	19,121	68,008
New World Development Ltd.	31,501	47,825
Newton Resources Ltd.*	391	119
Noble Group Ltd.	80,598	129,792
NWS Holdings Ltd.	17,372	23,288
Orient Overseas International Ltd.	3,031	19,655
PCCW Ltd.	52,824	22,863
Shangri-La Asia Ltd.	18,968	46,665
Sino Land Co. Ltd.	34,366	55,449
SJM Holdings Ltd.	22,210	53,007
Sun Hung Kai Properties Ltd.	18,664	272,100
Swire Pacific Ltd.	9,632	142,059
Wharf Holdings Ltd. (The)	20,197	140,844
Wheelock & Co. Ltd.	12,192	49,198
Wing Hang Bank Ltd.	2,364	25,971
Yue Yuen Industrial (Holdings) Ltd.	10,044	31,950

		4,122,318

Ireland(a) (1.0%)
Anglo Irish Bank PLC*(b)	8,839	—
Anglo Irish Bank PLC*(b)(c)	143,993	—
CRH PLC	100,083	2,218,032
Elan Corp. PLC*	66,965	768,630
Experian PLC	16,565	211,003
James Hardie Industries SE*	10,389	65,821
Kerry Group PLC, Cl A	20,416	841,111
Ryanair Holdings PLC	52,199	266,190
WPP PLC	21,243	266,129

		4,636,916

Israel (0.9%)
Bank Hapoalim BM*(a)	53,262	266,233
Bank Leumi Le-Israel BM(a)	60,056	283,969
Bezeq Israeli Telecommunication Corp. Ltd.(a)	85,090	215,423
Cellcom Israel Ltd.(a)	2,698	75,279
Delek Group Ltd.(a)	236	53,044
Elbit Systems Ltd.(a)	1,196	56,859
Israel Chemicals Ltd.(a)	21,993	350,967
Israel Corp. Ltd. (The)(a)	116	126,824
Israel Discount Bank Ltd., Cl A*(a)	40,080	79,018
Makhteshim-Agan Industries Ltd.*(a)	11,547	64,520
Mizrahi Tefahot Bank Ltd.(a)	6,144	65,390
NICE Systems Ltd.*(a)	3,134	113,311
Partner Communications Co. Ltd.	4,206	63,424
Teva Pharmaceutical Industries Ltd.(a)	47,698	2,300,439
Teva Pharmaceutical Industries Ltd. SP ADR	1,542	74,355

		4,189,055

Italy(a) (8.0%)
A2A SpA	131,642	205,041
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Assicurazioni Generali SpA	142,145	2,996,763
Atlantia SpA	40,695	866,574
Autogrill SpA	13,681	179,660
Banca Carige SpA(c)	78,669	178,150
Banca Monte dei Paschi di Siena SpA(c)	296,454	224,395
Banco Popolare Scarl	216,783	499,254
Enel Green Power SpA	213,786	589,630
Enel SpA	789,059	5,155,847
Eni SpA	287,809	6,820,767
Exor SpA	7,649	239,235
Fiat Industrial SpA*	90,866	1,173,590
Fiat SpA	90,651	996,080
Finmeccanica SpA	48,742	589,763
Intesa Sanpaolo SpA	1,229,414	3,273,653
Intesa Sanpaolo SpA — RSP	113,949	245,631
Luxottica Group SpA	14,105	452,871
Mediaset SpA	86,043	404,492
Mediobanca SpA	65,004	658,297
Parmalat SpA*	147,476	554,997
Pirelli & C SpA	28,326	306,309
Prysmian SpA	23,923	481,574
Saipem SpA	31,744	1,639,270
Snam Rete Gas SpA	193,554	1,145,647
Telecom Italia SpA	1,141,818	1,588,257
Telecom Italia SpA	730,289	849,601
Terna SpA(c)	145,045	674,393
UniCredit SpA	1,641,163	3,473,875
Unione di Banche Italiane Scpa(c)	95,859	539,583

		37,003,199

Japan(a) (23.5%)
ABC-Mart, Inc.	1,223	49,600
ADVANTEST Corp.	6,956	128,056
AEON Co. Ltd.	28,005	338,024
AEON Credit Service Co. Ltd.	3,694	50,596
AEON Mall Co. Ltd.	3,444	83,430
Air Water, Inc.	6,830	82,279
Aisin Seiki Co. Ltd.	8,917	345,048
Ajinomoto Co., Inc.	30,926	367,149
Alfresa Holdings Corp.	1,829	71,081
All Nippon Airways Co. Ltd.(c)	39,235	127,985
Amada Co. Ltd.	16,807	129,231
Aozora Bank Ltd.(c)	26,660	61,799
Asahi Breweries Ltd.	18,021	363,006
Asahi Glass Co. Ltd.(c)	47,262	553,073
Asahi Kasei Corp.	59,287	399,537
ASICS Corp.	7,021	104,798
Astellas Pharma, Inc.	20,929	812,068
Bank of Kyoto Ltd. (The)	15,469	142,428
Bank of Yokohama Ltd. (The)	57,660	288,245
Benesse Holdings, Inc.	3,186	136,876
Bridgestone Corp.	29,986	690,893
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Brother Industries Ltd.	11,198	165,638
Canon, Inc.(c)	52,805	2,511,738
Casio Computer Co. Ltd.	11,095	78,301
Central Japan Railway Co.	70	550,291
Chiba Bank Ltd. (The)	35,999	225,292
Chiyoda Corp.	7,179	82,752
Chubu Electric Power Co., Inc.	31,984	624,607
Chugai Pharmaceutical Co. Ltd.(c)	10,463	171,569
Chugoku Bank Ltd. (The)	8,135	100,644
Chugoku Electric Power Co., Inc. (The)	13,889	240,485
Chuo Mitsui Trust Holdings, Inc.	144,910	504,393
Citizen Holdings Co. Ltd.	12,186	72,946
Coca-Cola West Co. Ltd.	2,885	55,280
Cosmo Oil Co. Ltd.	28,080	79,942
Credit Saison Co. Ltd.	7,025	118,256
Dai Nippon Printing Co. Ltd.	26,230	295,623
Dai-ichi Life Insurance Co. Ltd. (The)	421	590,384
Daicel Chemical Industries Ltd.	13,771	90,975
Daido Steel Co. Ltd.	12,950	86,627
Daihatsu Motor Co. Ltd.	8,899	151,449
Daiichi Sankyo Co. Ltd.	31,374	613,081
Daikin Industries Ltd.	10,585	375,200
Dainippon Sumitomo Pharma Co. Ltd.	7,283	69,211
Daito Trust Construction Co. Ltd.	3,363	285,518
Daiwa House Industry Co. Ltd.	22,232	280,539
Daiwa Securities Group, Inc.	78,323	345,083
DeNa Co. Ltd.	4,663	200,539
Denki Kagaku Kogyo Kabushiki Kaisha	22,384	107,916
DENSO Corp.	22,603	840,661
Dentsu, Inc.	8,319	246,246
East Japan Railway Co.	16,072	920,456
Eisai Co. Ltd.(c)	11,677	455,587
Electric Power Development Co. Ltd.	5,520	149,204
Elpida Memory, Inc.*	9,044	106,527
FamilyMart Co. Ltd.	2,962	108,756
FANUC LTD.	8,824	1,475,576
Fast Retailing Co. Ltd.	2,454	396,881
Fuji Electric Holdings Co. Ltd.(c)	26,146	81,680
Fuji Heavy Industries Ltd.	27,518	213,843
FUJIFILM Holdings Corp.	21,393	667,226
Fujitsu Ltd.	87,204	498,449
Fukuoka Financial Group, Inc.	36,254	151,526
Furukawa Electric Co. Ltd.	28,334	118,297
Gree, Inc.	4,298	93,957
GS Yuasa Corp.	16,321	108,926
Gunma Bank Ltd. (The)	18,490	97,727
Hachijuni Bank Ltd. (The)	20,268	113,884
Hakuhodo DY Holdings, Inc.	1,078	57,569
Hamamatsu Photonics K.K.	3,120	134,899
Hino Motors Ltd.	11,909	69,544
Hirose Electric Co. Ltd.	1,495	153,251
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Hiroshima Bank Ltd. (The)	23,713	103,484
Hisamitsu Pharmaceutical Co., Inc.	2,880	122,690
Hitachi Chemical Co. Ltd.	4,886	96,935
Hitachi Construction Machinery Co. Ltd.	4,993	111,931
Hitachi High-Technologies Corp.	2,838	62,182
Hitachi Ltd.	208,314	1,236,344
Hitachi Metals Ltd.(c)	7,549	106,672
Hokkaido Electric Power Co., Inc.	8,712	144,914
Hokuhoku Financial Group, Inc.	59,719	118,297
Hokuriku Electric Power Co.	8,446	161,177
Honda Motor Co. Ltd.	76,703	2,955,130
Hoya Corp.	20,160	446,313
Ibiden Co. Ltd.	5,634	176,389
Idemitsu Kosan Co. Ltd.	1,024	109,284
IHI Corp.	61,016	157,662
Inpex Corp.	102	754,104
Isetan Mitsukoshi Holdings Ltd.	17,583	172,257
Isuzu Motors Ltd.	56,565	267,775
ITOCHU Corp.	71,019	738,658
Itochu Techno-Solutions Corp.	1,355	48,099
Iyo Bank Ltd. (The)	11,423	105,160
J. Front Retailing Co. Ltd.	22,755	100,524
Japan Petroleum Exploration Co.	1,322	62,064
Japan Prime Realty Investment Corp. REIT	31	82,095
Japan Real Estate Investment Corp. REIT	21	206,616
Japan Retail Fund Investment Corp. REIT	73	112,495
Japan Steel Works Ltd. (The)	14,640	100,355
Japan Tobacco, Inc.	208	802,895
JFE Holdings, Inc.	21,644	595,245
JGC Corp.	9,708	265,971
Joyo Bank Ltd. (The)	30,592	128,523
JS Group Corp.	12,712	327,880
JSR Corp.	8,457	163,923
JTEKT Corp.	10,246	150,973
Jupiter Telecommunications Co. Ltd.	82	91,740
JX Holdings, Inc.	107,107	720,406
Kajima Corp.	39,502	113,327
Kamigumi Co. Ltd.	11,563	108,065
Kaneka Corp.	13,076	85,917
Kansai Electric Power Co., Inc. (The)	35,717	711,257
Kansai Paint Co. Ltd.	10,377	94,547
Kao Corp.	25,139	661,009
Kawasaki Heavy Industries Ltd.	68,674	273,616
Kawasaki Kisen Kaisha Ltd.	33,829	118,271
KDDI Corp.	136	978,511
Keikyu Corp.(c)	21,975	158,461
Keio Corp.	27,210	150,079
Keisei Electric Railway Co. Ltd.	12,824	75,894
Keyence Corp.	1,886	535,493
Kikkoman Corp.	7,267	76,586
Kinden Corp.	6,098	52,173
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Kintetsu Corp.(c)	75,601	242,787
Kirin Holdings Co. Ltd.	38,518	536,976
Kobe Steel Ltd.	116,382	264,659
Koito Manufacturing Co. Ltd.	4,484	78,360
Komatsu Ltd.	44,541	1,390,709
Konami Corp.	4,316	102,229
Konica Minolta Holdings, Inc.	22,381	186,937
Kubota Corp.	54,126	480,182
Kuraray Co. Ltd.	15,902	232,964
Kurita Water Industries Ltd.	5,231	156,056
Kyocera Corp.	7,069	719,751
Kyowa Hakko Kirin Co. Ltd.	12,038	114,829
Kyushu Electric Power Co., Inc.	19,261	346,806
Lawson, Inc.	2,810	147,415
Mabuchi Motor Co. Ltd.	1,173	59,199
Makita Corp.	5,200	242,314
Marubeni Corp.	77,541	515,323
Marui Group Co. Ltd.	10,494	79,698
Maruichi Steel Tube Ltd.	2,162	53,598
Mazda Motor Corp.*	72,162	190,161
McDonald’s Holdings Co. (Japan) Ltd.	3,125	79,456
Medipal Holdings Corp.	6,920	61,334
Meiji Holdings Co. Ltd.	3,208	135,255
Minebea Co. Ltd.	15,967	85,190
Miraca Holdings, Inc.	2,593	105,060
Mitsubishi Chemical Holdings Corp.	63,651	451,039
Mitsubishi Corp.	63,563	1,587,667
Mitsubishi Electric Corp.	89,740	1,042,429
Mitsubishi Estate Co. Ltd.	58,440	1,025,619
Mitsubishi Gas Chemical Co., Inc.	18,246	133,680
Mitsubishi Heavy Industries Ltd.	142,533	670,222
Mitsubishi Logistics Corp.	5,298	59,599
Mitsubishi Materials Corp.	52,417	165,153
Mitsubishi Motors Corp.*	181,041	220,873
Mitsubishi Tanabe Pharma Corp.	10,366	173,492
Mitsubishi UFJ Financial Group, Inc.	596,424	2,906,575
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,714	105,035
Mitsui & Co. Ltd.	82,769	1,431,086
Mitsui Chemicals, Inc.	38,183	139,133
Mitsui Engineering & Shipbuilding Co. Ltd.	33,576	73,316
Mitsui Fudosan Co. Ltd.	39,194	675,034
Mitsui O.S.K. Lines Ltd.	53,908	290,066
Mizuho Financial Group, Inc.	966,013	1,587,766
Mizuho Securities Co. Ltd.*	26,887	64,800
Mizuho Trust & Banking Co. Ltd.(c)	71,503	63,352
MS&AD Insurance Group Holdings, Inc.	26,472	619,626
Murata Manufacturing Co. Ltd.	9,486	634,219
Nabtesco Corp.	4,354	105,477
Namco Bandai Holdings, Inc.	9,203	110,780
NEC Corp.*	124,648	284,643
NGK Insulators Ltd.	11,762	219,121
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

NGK Spark Plug Co. Ltd.	7,568	104,571
NHK Spring Co. Ltd.	6,813	69,670
Nidec Corp.	5,039	470,442
Nikon Corp.	15,632	369,671
Nintendo Co. Ltd.	4,851	910,961
Nippon Building Fund, Inc. REIT	25	244,302
Nippon Electric Glass Co. Ltd.	18,541	237,902
Nippon Express Co. Ltd.	40,069	162,364
Nippon Meat Packers, Inc.	8,001	114,774
Nippon Paper Group, Inc.	4,620	102,513
Nippon Sheet Glass Co. Ltd.	42,197	131,202
Nippon Steel Corp.	239,450	776,812
Nippon Telegraph & Telephone Corp.	22,384	1,079,621
Nippon Yusen Kabushiki Kaisha	71,966	267,378
Nishi-Nippon City Bank Ltd. (The)	31,627	93,420
Nissan Motor Co. Ltd.	116,118	1,220,309
Nisshin Seifun Group, Inc.	8,738	109,214
Nisshin Steel Co. Ltd.	32,288	61,750
Nissin Foods Holdings Co. Ltd.	2,707	98,611
Nitori Holdings Co. Ltd.	1,712	162,486
Nitto Denko Corp.	7,746	393,583
NKSJ Holdings, Inc.	69,410	458,119
NOK Corp.	4,840	82,946
Nomura Holdings, Inc.	166,684	822,534
Nomura Real Estate Holdings, Inc.	4,359	72,678
Nomura Real Estate Office Fund, Inc. REIT	12	79,447
Nomura Research Institute Ltd.	4,708	103,125
NSK Ltd.	20,323	202,889
NTN Corp.	21,962	125,110
NTT Data Corp.	59	196,079
NTT DoCoMo, Inc.	720	1,285,878
NTT Urban Development Corp.	54	46,322
Obayashi Corp.	30,583	133,579
Odakyu Electric Railway Co. Ltd.(c)	29,207	231,907
OJI Paper Co. Ltd.	39,651	190,169
Olympus Corp.	9,884	333,506
Omron Corp.	9,400	261,399
Ono Pharmaceutical Co. Ltd.	3,955	211,586
Oracle Corp. Japan	1,785	77,790
Oriental Land Co. Ltd.	2,338	198,327
ORIX Corp.	4,930	479,550
Osaka Gas Co. Ltd.	90,408	342,928
Otsuka Corp.	742	46,196
Otsuka Holdings Co. Ltd.	11,695	309,457
Panasonic Corp.	103,444	1,265,044
Rakuten, Inc.	339	350,873
Resona Holdings, Inc.	88,339	415,620
Ricoh Co. Ltd.	31,418	348,532
Rinnai Corp.	1,500	108,322
Rohm Co. Ltd.	4,587	263,163
Sankyo Co. Ltd.	2,548	131,649
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Santen Pharmaceutical Co. Ltd.	3,465	140,471
SBI Holdings, Inc.	945	87,819
Secom Co. Ltd.	9,766	468,246
Sega Sammy Holdings, Inc.	10,130	195,820
Seiko Epson Corp.	6,056	104,973
Sekisui Chemical Co. Ltd.	20,187	172,479
Sekisui House Ltd.	26,975	251,167
Seven & I Holdings Co. Ltd.	35,058	942,849
Seven Bank Ltd.	24	47,958
Sharp Corp.	46,876	427,792
Shikoku Electric Power Co., Inc.	8,845	200,861
Shimadzu Corp.	10,922	100,037
Shimamura Co. Ltd.	1,030	98,188
Shimano, Inc.	3,462	190,460
Shimizu Corp.	27,779	115,771
Shin-Etsu Chemical Co. Ltd.	19,264	1,032,584
Shinsei Bank Ltd.(c)	65,015	65,031
Shionogi & Co. Ltd.	14,053	230,125
Shiseido Co. Ltd.	16,703	311,780
Shizuoka Bank Ltd. (The)	28,227	259,544
Showa Denko Kabushiki Kaisha	69,496	143,955
Showa Shell Sekiyu Kabushiki Kaisha	8,869	82,369
SMC Corp.	2,515	453,379
Softbank Corp.	41,045	1,554,467
Sojitz Corp.	59,690	111,811
Sony Corp.	47,195	1,245,252
Sony Financial Holdings, Inc.	8,301	150,079
Square Enix Holdings Co. Ltd.	2,979	53,615
Stanley Electric Co. Ltd.	6,790	119,196
Sumco Corp.*(c)	5,401	91,441
Sumitomo Chemical Co. Ltd.	73,076	364,875
Sumitomo Corp.	52,968	720,590
Sumitomo Electric Industries Ltd.	34,785	507,361
Sumitomo Heavy Industries Ltd.	25,687	179,292
Sumitomo Metal Industries Ltd.	158,088	355,138
Sumitomo Metal Mining Co. Ltd.	24,703	405,852
Sumitomo Mitsui Financial Group, Inc.	63,316	1,952,329
Sumitomo Realty & Development Co. Ltd.	16,736	374,043
Sumitomo Rubber Industries Ltd.	7,968	96,422
Suruga Bank Ltd.	8,451	73,680
Suzuken Co. Ltd.	3,364	77,605
Suzuki Motor Corp.	15,999	360,642
Sysmex Corp.	3,332	125,323
T&D Holdings, Inc.	13,613	324,019
Taisei Corp.	48,704	111,771
Taisho Pharmaceutical Co. Ltd.	5,647	127,223
Taiyo Nippon Sanso Corp.	12,064	96,077
Takashimaya Co. Ltd.	12,513	86,326
Takeda Pharmaceutical Co. Ltd.	36,878	1,704,387
TDK Corp.	5,868	323,687
Teijin Ltd.	43,202	190,427
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Terumo Corp.	7,755	419,813
THK Co. Ltd.	5,548	141,788
Tobu Railway Co. Ltd.(c)	46,830	197,122
Toho Co. Ltd.	5,341	88,685
Toho Gas Co. Ltd.	18,843	101,969
Tohoku Electric Power Co., Inc.	21,813	314,774
Tokio Marine Holdings, Inc.	33,815	946,630
Tokyo Electric Power Co., Inc. (The)(c)	70,359	284,824
Tokyo Electron Ltd.	7,985	436,642
Tokyo Gas Co. Ltd.	117,103	528,528
Tokyu Corp.	52,940	220,096
Tokyu Land Corp.	19,984	84,904
TonenGeneral Sekiyu Kabushiki Kaisha(c)	13,223	162,649
Toppan Printing Co. Ltd.	26,351	204,446
Toray Industries, Inc.	68,003	502,146
Toshiba Corp.	188,922	996,062
Tosoh Corp.	23,787	95,521
TOTO Ltd.	13,861	107,882
Toyo Seikan Kaisha Ltd.	7,273	122,454
Toyo Suisan Kaisha Ltd.	4,080	96,523
Toyoda Gosei Co. Ltd.	3,028	68,764
Toyota Boshoku Corp.	3,077	51,124
Toyota Industries Corp.	8,306	274,225
Toyota Motor Corp.	129,609	5,337,193
Toyota Tsusho Corp.	9,875	169,483
Trend Micro, Inc.	4,819	149,713
Tsumura & Co.	2,780	88,873
Ube Industries Ltd.	47,321	142,466
Uni-Charm Corp.	5,252	229,459
Ushio, Inc.	4,850	95,896
USS Co. Ltd.	1,024	79,435
West Japan Railway Co.	7,900	308,408
Yahoo Japan Corp.	679	233,675
Yakult Honsha Co. Ltd.	4,510	130,461
Yamada Denki Co. Ltd.	3,769	307,096
Yamaguchi Financial Group, Inc.	9,991	93,209
Yamaha Corp.	7,311	83,379
Yamaha Motor Co. Ltd.*	12,818	235,437
Yamato Holdings Co. Ltd.	18,793	295,628
Yamato Kogyo Co. Ltd.	1,965	61,192
Yamazaki Baking Co. Ltd.	5,602	75,006
Yaskawa Electric Corp.	10,063	112,975
Yokogawa Electric Corp.*	9,682	82,634

		108,529,628

Jersey(a) (0.1%)
Petrofac Ltd.	4,378	106,460
Randgold Resources Ltd.	1,540	129,712
Shire PLC	9,619	300,754

		536,926

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Luxembourg(a) (0.7%)
ArcelorMittal	35,380	1,230,385
Millicom International Cellular SA	1,747	183,032
SES	12,373	347,579
Tenaris SA	57,045	1,303,992

		3,064,988

Mauritius(a) (0.0%)
Essar Energy PLC*	5,485	35,979
Golden Agri-Resources Ltd.	143,525	79,735

		115,714

Netherlands (3.2%)
Aegon NV*(a)	87,024	592,983
Akzo Nobel NV(a)	11,676	737,698
ASML Holding NV(a)	21,768	802,907
Corio NV REIT(a)	2,997	198,482
Delta Lloyd NV(a)	5,063	120,261
Fugro NV(a)	3,382	243,598
Heineken Holding NV(a)	5,870	300,505
Heineken NV(a)	13,174	792,902
ING Groep NV*(a)	193,476	2,384,302
Koninklijke Ahold NV(a)	61,096	821,452
Koninklijke Boskalis Westminster NV(a)	3,565	168,685
Koninklijke DSM NV(a)	7,773	504,440
Koninklijke KPN NV(a)	79,640	1,158,362
Koninklijke Philips Electronics NV(a)	50,385	1,294,897
Koninklijke Vopak NV(a)	3,563	174,494
QIAGEN NV*(a)	14,639	280,730
Randstad Holding NV(a)	5,951	275,162
Reed Elsevier NV(a)	34,561	464,283
SBM Offshore NV(a)	8,148	215,437
TNT Express NV*	18,410	190,939
TNT NV(a)	17,659	149,640
Unilever NV(a)(c)	82,551	2,709,376
Wolters Kluwer NV(a)	15,168	336,283

		14,917,818

New Zealand(a) (0.6%)
Auckland International Airport Ltd.	177,549	327,832
Contact Energy Ltd.*	67,811	301,321
Fletcher Building Ltd.	135,022	966,165
Sky City Entertainment Group Ltd.	111,248	334,360
Telecom Corp. of New Zealand Ltd.	383,912	782,459

		2,712,137

Norway(a) (1.6%)
Aker Solutions ASA	12,304	245,828
DnB NOR ASA	73,081	1,018,128
Gjensidige Forsikring ASA	14,934	184,148
Norsk Hydro ASA	69,469	531,786
Orkla ASA	57,361	546,109
Renewable Energy Corp. ASA*(c)	38,055	65,240
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Seadrill Ltd.	22,972	807,668
StatoilHydro ASA	84,740	2,145,278
Telenor ASA	57,517	941,282
Yara International ASA	14,283	802,494

		7,287,961

Portugal(a) (0.9%)
Banco Comercial Portugues SA*(c)	444,279	264,261
Banco Espirito Santo SA(c)	73,163	272,752
CIMPOR-Cimentos de Portugal SGPS SA	27,082	206,761
EDP — Energias de Portugal SA	261,705	928,749
Galp Energia SGPS SA	32,274	769,725
Jeronimo Martins SGPS SA	30,401	583,871
Portugal Telecom SGPS SA	95,177	935,663

		3,961,782

Singapore(a) (0.8%)
Ascendas REIT	37,653	62,626
CapitaLand Ltd.	54,395	129,223
CapitaMall Trust REIT	40,901	62,344
CapitaMalls Asia Ltd.	28,618	34,359
City Developments Ltd.	10,673	90,623
ComfortDelGro Corp. Ltd.	40,404	48,094
Cosco Corp. (Singapore) Ltd.(c)	21,348	34,038
DBS Group Holdings Ltd.	36,838	440,666
Fraser and Neave Ltd.	19,484	92,059
Genting Singapore PLC*	129,031	203,434
Global Logistic Properties Ltd.*	39,512	66,379
Jardine Cycle & Carriage Ltd.	2,240	78,600
Keppel Corp. Ltd.	30,216	273,384
Keppel Land Ltd.	15,331	45,301
Neptune Orient Lines Ltd.	19,505	24,395
Olam International Ltd.	28,369	63,064
Oversea-Chinese Banking Corp. Ltd.	53,699	410,172
SembCorp Industries Ltd.	20,678	84,206
SembCorp Marine Ltd.	17,764	76,875
Singapore Airlines Ltd.	11,241	130,106
Singapore Exchange Ltd.	18,207	111,880
Singapore Press Holdings Ltd.	32,433	103,073
Singapore Technologies Engineering Ltd.	32,124	78,881
Singapore Telecommunications Ltd.	169,345	436,492
StarHub Ltd.	12,593	28,638
United Overseas Bank Ltd.	26,857	431,193
UOL Group Ltd.	9,866	40,063
Wilmar International Ltd.	40,895	180,920
Yangzijiang Shipbuilding Holdings Ltd.	40,380	48,176

		3,909,264

Spain(a) (5.9%)
Abertis Infraestructuras SA	24,477	546,317
Acciona SA	1,663	176,562
Acerinox SA(c)	6,609	120,512
Actividades de Construccion y Servicios SA(c)	9,287	438,329
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Amadeus IT Holding SA, Cl A*	16,173	336,168
Banco Bilbao Vizcaya Argentaria SA(c)	283,174	3,324,118
Banco de Sabadell SA(c)	74,081	305,591
Banco Popular Espanol SA(c)	63,873	359,385
Banco Santander SA	560,005	6,451,335
Bankinter SA(c)	13,883	94,178
Criteria Caixacorp SA(c)	56,056	390,339
EDP Renovaveis SA*	29,717	196,031
Enagas(c)	11,774	285,098
Ferrovial SA	24,171	305,413
Fomento de Construcciones y Contratas SA(c)	3,386	103,295
Gas Natural SDG SA	21,047	440,833
Grifols SA(c)	9,177	184,097
Iberdrola Renovables SA	55,812	246,549
Iberdrola SA*	250,177	2,225,773
Inditex SA	14,475	1,318,871
Indra Sistemas SA(c)	6,563	135,381
Mapfre SA(c)	49,488	183,611
Mediaset Espana Comunication SA	11,030	95,906
Red Electrica Corporacion SA(c)	7,100	428,308
Repsol YPF SA(c)	52,273	1,813,114
Telefonica SA	271,886	6,640,470
Zardoya Otis SA	9,310	136,790

		27,282,374

Sweden(a) (1.7%)
Alfa Laval AB	7,706	166,190
Assa Abloy AB, Cl B	7,089	190,540
Atlas Copco AB, Cl A	15,240	401,366
Atlas Copco AB, Cl B	8,850	208,780
Boliden AB	6,368	117,608
Electrolux AB, Cl B	5,603	134,002
Getinge AB	4,548	122,302
Hennes & Mauritz AB, Cl B(c)	23,606	814,934
Hexagon AB, Cl B	5,803	142,882
Holmen AB	1,201	37,450
Husqvarna AB, Cl B(c)	10,227	67,762
Industrivarden AB, C SHS	2,687	44,463
Investor AB, Cl B	10,390	238,275
Kinnevik Investment AB, Cl B	4,738	105,240
Modern Times Group AB, Cl B	1,106	73,149
Nordea Bank AB	60,703	651,951
Ratos AB, B Shares	4,408	84,728
Sandvik AB	23,125	405,135
Scania AB	7,285	169,106
Securitas AB, Cl B(c)	7,189	76,115
Skandinaviska Enskilda Banken AB, Cl A	32,454	265,359
Skanska AB, Cl B	9,178	164,524
SKF AB, Cl B	8,908	257,929
SSAB AB, A Shares	3,622	54,112
Svenska Cellulosa AB, Cl B	13,294	187,439
Svenska Handelsbanken AB, Cl A	11,320	349,025
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Swedbank AB, Cl A	18,589	312,591
Swedish Match AB	5,105	171,407
Tele2 AB, Cl B	7,275	143,594
Telefonaktiebolaget LM Ericsson, Cl B	68,150	981,054
TeliaSonera AB	49,869	365,814
Volvo AB, Cl B	31,389	549,505

		8,054,331

Switzerland (2.4%)
ABB Ltd.*(a)	21,809	566,648
Actelion Ltd.*(a)	1,111	54,821
Adecco SA*(a)	1,325	85,046
Aryzta AG(a)	860	46,189
Baloise Holding AG(a)	479	49,426
Compagnie Financiere Richemont SA, Cl A(a)	5,261	344,769
Credit Suisse Group AG*(a)	11,450	446,232
GAM Holding AG*(a)	2,150	35,375
Geberit AG*(a)	393	93,235
Givaudan SA*(a)	85	89,919
Glencore International PLC*	14,077	110,931
Holcim Ltd.*(a)	2,471	186,869
Julius Baer Group Ltd.*(a)	2,096	86,582
Kuehne + Nagel International AG(a)	541	82,191
Lindt & Spruengli AG PC(a)	9	28,097
Lindt & Spruengli AG RS(a)	1	36,493
Lonza Group AG*(a)	508	39,798
Nestle SA(a)	35,182	2,189,323
Novartis AG(a)	23,675	1,450,972
Pargesa Holding SA(a)	271	25,117
Roche Holding AG(a)	7,144	1,196,054
Schindler Holding AG PC(a)	485	58,988
Schindler Holding AG RS(a)	215	26,128
SGS SA(a)	55	104,475
Sika AG(a)	21	50,692
Sonova Holding AG*(a)	498	46,529
STMicroelectronics NV(a)	26,475	263,524
Straumann Holding AG(a)	80	19,293
Sulzer AG(a)	242	39,458
Swatch Group AG (The) BS(a)	313	157,973
Swatch Group AG (The) RS(a)	440	39,560
Swiss Life Holding AG*(a)	306	50,184
Swiss Re Ltd.*	3,544	199,004
Swisscom AG(a)	237	108,650
Syngenta AG*(a)	939	317,335
Synthes, Inc.(a)(d)	658	115,881
Transocean Ltd.(a)	3,160	206,298
UBS AG*(a)	36,585	667,660
Xstrata PLC(a)	34,877	768,180
Zurich Financial Services AG*(a)	1,464	370,450

		10,854,349

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

United Kingdom(a) (8.7%)
3i Group PLC	16,701	75,418
Admiral Group PLC	3,423	91,283
Aggreko PLC	4,631	143,480
AMEC PLC	5,566	97,258
Anglo American PLC	22,048	1,093,447
Antofagasta PLC	6,568	146,980
ARM Holdings PLC	22,930	215,625
Associated British Foods PLC	6,067	105,553
AstraZeneca PLC	23,643	1,181,708
Autonomy Corp. PLC*	3,884	106,391
Aviva PLC	47,370	333,439
Babcock International Group PLC	6,080	69,526
BAE Systems PLC	58,229	297,880
Balfour Beatty PLC	11,419	56,615
Barclays PLC	199,908	820,093
BG Group PLC	57,003	1,294,306
BHP Billiton PLC	36,767	1,444,714
BP PLC	316,569	2,330,895
British American Tobacco PLC	33,732	1,479,202
British Land Co. PLC (The) REIT	14,333	140,135
British Sky Broadcasting Group PLC	19,382	263,132
BT Group PLC	131,570	426,603
Bunzl PLC	5,579	69,864
Burberry Group PLC	7,270	169,061
Cairn Energy PLC*	23,730	158,254
Capita Group PLC	10,562	121,308
Capital Shopping Centres Group PLC REIT	9,435	60,532
Carnival PLC	3,111	120,545
Centrica PLC	86,621	449,777
Cobham PLC	19,543	66,327
Compass Group PLC	31,517	303,892
Diageo PLC	41,961	858,477
Eurasian Natural Resources Corp.	4,403	55,247
Fresnillo PLC	3,008	67,760
G4S PLC	24,127	108,458
GlaxoSmithKline PLC	88,463	1,896,139
Hammerson PLC REIT	11,947	92,365
Home Retail Group PLC	16,099	42,321
HSBC Holdings PLC	299,629	2,970,742
ICAP PLC	9,539	72,347
Imperial Tobacco Group PLC	17,614	586,414
Inmarsat PLC	7,931	70,863
InterContinental Hotels Group PLC	4,894	100,184
International Consolidated Airlines Group SA*	51,531	209,043
International Consolidated Airlines Group SA*	10,391	42,416
International Power PLC	25,739	132,935
Intertek Group PLC	2,714	86,012
Invensys PLC	13,773	71,242
Investec PLC	8,200	66,559
ITV PLC*	63,462	72,869
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

J Sainsbury PLC	20,936	110,903
Johnson Matthey PLC	3,608	113,937
Kazakhmys PLC	3,612	80,067
Kingfisher PLC	40,346	173,310
Land Securities Group PLC REIT	12,951	177,170
Legal & General Group PLC	98,977	187,503
Lloyds Banking Group PLC*	709,486	557,538
London Stock Exchange Group PLC	2,546	43,376
Lonmin PLC	2,747	64,105
Man Group PLC	32,274	122,763
Marks & Spencer Group PLC	27,334	158,454
National Grid PLC	59,306	583,820
Next PLC	3,080	115,074
Old Mutual PLC	91,708	196,313
Pearson PLC	13,587	257,029
Prudential PLC	42,860	494,896
Reckitt Benckiser Group PLC	10,425	575,794
Reed Elsevier PLC	20,684	188,314
Rexam PLC	14,854	91,321
Rio Tinto PLC	24,388	1,760,954
Rolls-Royce Holdings PLC*	31,812	329,442
Royal Bank of Scotland Group PLC (The)*	301,818	186,693
Royal Dutch Shell PLC, Cl A	60,184	2,141,562
Royal Dutch Shell PLC, Cl B	45,421	1,620,891
RSA Insurance Group PLC	59,460	128,611
SABMiller PLC	16,034	585,249
Sage Group PLC (The)	22,211	102,973
Schroders PLC	1,947	48,341
Scottish & Southern Energy PLC	15,603	348,970
Segro PLC	12,559	62,969
Serco Group PLC	8,468	75,116
Severn Trent PLC	4,008	94,691
Smith & Nephew PLC	15,152	162,379
Smiths Group PLC	6,782	130,819
Standard Chartered PLC	39,911	1,048,369
Standard Life PLC	38,689	130,765
Subsea 7 SA*	20,952	535,893
Tesco PLC	137,102	885,813
TUI Travel PLC	8,761	31,533
Tullow Oil PLC	14,895	296,621
Unilever PLC	21,898	706,562
United Utilities Group PLC	11,486	110,473
Vedanta Resources PLC	2,021	67,937
Vodafone Group PLC	885,071	2,346,890
Weir Group PLC (The)	3,431	117,123
Whitbread PLC	2,986	77,419
WM Morrison Supermarkets PLC	38,414	183,733
Wolseley PLC	4,697	153,317

		40,099,431

Total Foreign Common Stocks (Cost $269,316,102)		446,157,339

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Foreign Preferred Stocks (1.0%)
Germany(a) (1.0%)
Bayerische Motoren Werke AG, 3.59%	3,242	206,169
Fresenius Medical Care AG, 1.38%	12,136	907,711
Henkel AG & Co. KGaA, 1.65%	11,050	768,396
Porsche AG, 1.11%	9,445	749,202
ProSiebenSat.1 Media AG, 8.00%*(c)	4,747	135,144
RWE AG, 13.89%	2,441	124,766
Volkswagen AG, 1.94%	8,840	1,828,073

		4,719,461

Total Foreign Preferred Stocks (Cost $1,894,168)		4,719,461

Rights — Foreign (0.0%)
Austria (0.0%)
IMMOEAST AG*(a)(b)(g)	175,419	—

Italy (0.0%)
Banca Monte dei Paschi di Siena SpA, Expires 07/08/11 at EUR 0.446*	296,454	22,785

Spain (0.0%)
Banco Popular Espanol SA, Expires 07/15/49*(c)(h)	63,873	4,631
Criteria Caixacorp SA, Expires 07/21/11*(i)	56,056	4,227
Mapfre SA, Expires 06/27/11 at EUR 2.466*	52,598	763
Zardoya Otis SA, Expires 07/06/11*(j)	9,310	7,061

		16,682

Total Rights — Foreign (Cost $69,199)		39,467

Warrants (0.0%)
Italy (0.0%)
Unione di Banche Italiane Scpa, expires 06/30/11 at 12.30 EUR*	182,276	26

		26

Total Warrants (Cost $—)		26

Exchange Traded Funds (2.0%)
iShares MSCI Australia Index Fund(c)	10,958	285,456
iShares MSCI Austria Investable Market Index Fund	5,336	121,447
iShares MSCI Belgium Investable Market Index Fund	6,471	91,306
iShares MSCI EAFE Index Fund	43,841	2,636,598
iShares MSCI EMU Index Fund(c)	60,860	2,363,194
iShares MSCI Germany Index Fund(c)	16,032	431,101
iShares MSCI Italy Index Fund(c)	28,061	494,154
iShares MSCI Japan Index Fund(c)	170,158	1,774,748
iShares MSCI Netherlands Investable Market Index Fund	2,551	55,000
iShares MSCI Singapore Index Fund	3,397	46,641
iShares MSCI Spain Index Fund(c)	4,952	208,677
iShares MSCI Sweden Index Fund	3,085	98,041
iShares MSCI Switzerland Index Fund	10,676	284,088
iShares MSCI United Kingdom Index Fund(c)	17,719	315,576

Total Exchange Traded Funds (Cost $9,159,213)		9,206,027

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Units (0.0%)
Singapore (0.0%)
Hutchison Port Holdings Trust*	114,590	96,829

Total Units (Cost $96,884)		96,829

Short-Term Investment (4.9%)
RidgeWorth Funds Securities Lending Joint Account(e)	22,723,008	22,723,008

Total Short-Term Investment (Cost $22,723,008)		22,723,008

Money Market Fund (0.1%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(f)	230,702	230,702

Total Money Market Fund (Cost $230,702)		230,702

Total Investments (Cost $303,489,276)(k)— 104.5%		483,172,859

Liabilities in excess of other assets — (4.5)%		(20,763,127)

Net Assets — 100.0%		$462,409,732

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board (See Notes to Schedules of Portfolio Investments).

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. (See Notes to Schedules of Portfolio Investments.)

(c)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $21,687,153.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.0% of net assets as of June 30, 2011.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(f)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(g)	Escrowed rights that are not tradable.

(h)	Bonus rights which entitle the holder 1 new share for every 78 old shares exercised.

(i)	Bonus rights which entitle the holder 1 new share for every 93 old shares exercised.

(j)	Bonus rights which entitle the holder 1 new share for every 20 old shares exercised.

(k)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

ADR	— American Depositary Receipt
BS	— Bearer Shares
EUR	— Euro
PPS	— Partially Protected Shares
PC	— Participation Certificate
REIT	— Real Estate Investment Trust
RS	— Registered Shares
RSP	— Retirement Savings Plan
SP ADR	— Sponsored American Depositary Receipt
— Amounts designated as “-” are $0 or have been rounded to $0.
The investment concentrations for the International Equity Index Fund as a percentage of total investments by sector, as of June 30, 2011, were as follows:

Financials	21.6%
Industrials	12.4
Consumer Discretionary	10.8
Materials	10.1
Consumer Staples	7.7
Energy	7.3
Health Care	6.5
Telecommunication Services	6.1
Utilities	5.9
Information Technology	5.0
Short-Term Investment	4.7
Exchange Traded Funds	1.9
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Large Cap Core Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (100.0%)
Consumer Discretionary (15.9%)
BorgWarner, Inc.*	26,760	2,161,940
CBS Corp., Cl B	80,878	2,304,214
Coach, Inc.	22,570	1,442,900
Home Depot, Inc. (The)	40,400	1,463,288
Interpublic Group of Cos., Inc. (The)	117,660	1,470,750
Macy’s, Inc.	76,952	2,250,077
McDonald’s Corp.	19,985	1,685,135
Ross Stores, Inc.	20,495	1,642,059
Starwood Hotels & Resorts Worldwide, Inc.	36,040	2,019,682
Walt Disney Co. (The)	32,090	1,252,794

		17,692,839

Consumer Staples (8.4%)
Costco Wholesale Corp.	26,540	2,156,110
Hansen Natural Corp.*	18,080	1,463,576
Philip Morris International, Inc.	31,350	2,093,239
Walgreen Co.	39,020	1,656,789
Whole Foods Market, Inc.	31,450	1,995,503

		9,365,217

Energy (15.2%)
Apache Corp.	16,580	2,045,806
Chevron Corp.	29,685	3,052,805
ConocoPhillips	30,215	2,271,866
EOG Resources, Inc.	12,920	1,350,786
Halliburton Co.	47,490	2,421,990
National Oilwell Varco, Inc.	31,200	2,440,152
Occidental Petroleum Corp.	16,939	1,762,334
Peabody Energy Corp.	27,155	1,599,701

		16,945,440

Financials (8.4%)
ACE Ltd.	29,965	1,972,296
Ameriprise Financial, Inc.	36,680	2,115,702
BlackRock, Inc.	10,065	1,930,568
Capital One Financial Corp.	38,170	1,972,244
Moody’s Corp.	36,210	1,388,654

		9,379,464

Health Care (17.0%)
AmerisourceBergen Corp.	48,098	1,991,257
Baxter International, Inc.	35,375	2,111,534
Hospira, Inc.*	23,730	1,344,542

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Humana, Inc.	20,630	1,661,540
Mylan, Inc.*	113,095	2,790,054
Pfizer, Inc.	130,507	2,688,444
Stryker Corp.	30,480	1,788,871
Thermo Fisher Scientific, Inc.*	34,975	2,252,040
UnitedHealth Group, Inc.	46,485	2,397,696

		19,025,978

Industrials (13.1%)
Caterpillar, Inc.	15,975	1,700,698
Danaher Corp.	31,205	1,653,553
Deere & Co.	18,350	1,512,958
Dover Corp.	34,575	2,344,185
Fluor Corp.	22,195	1,435,129
General Electric Co.	112,920	2,129,671
Union Pacific Corp.	17,220	1,797,768
United Parcel Service, Inc., Cl B	27,896	2,034,455

		14,608,417

Information Technology (17.1%)
Altera Corp.	44,505	2,062,807
Analog Devices, Inc.	43,525	1,703,568
Apple, Inc.*	8,325	2,794,453
EMC Corp.*	76,725	2,113,774
International Business Machines Corp.	17,995	3,087,042
Intuit, Inc.*	32,836	1,702,875
Juniper Networks, Inc.*	44,410	1,398,915
Oracle Corp.	66,430	2,186,211
QUALCOMM, Inc.	36,125	2,051,539

		19,101,184

Materials (4.9%)
E.I. du Pont de Nemours & Co.	43,670	2,360,363
Eastman Chemical Co.	19,125	1,952,089
International Paper Co.	38,875	1,159,253

		5,471,705

Total Common Stocks (Cost $95,510,081)		111,590,244

Money Market Fund (0.5%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(a)	566,134	566,134

Total Money Market Fund (Cost $566,134)		566,134

Total Investments (Cost $96,076,215)(b) — 100.5%		112,156,378

Liabilities in excess of other assets — (0.5)%		(510,865)

Net Assets — 100.0%		$111,645,513

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Large Cap Growth Stock Fund

	Shares or Principal Amount($)	Value($)

Common Stocks (99.7%)
Consumer Discretionary (16.7%)
Abercrombie & Fitch Co., Cl A	87,270	5,840,108
Amazon.com, Inc.*	43,645	8,924,966
Bed Bath & Beyond, Inc.*	127,970	7,469,609
BorgWarner, Inc.*	98,390	7,948,928
Carnival Corp.	131,550	4,950,227
Coach, Inc.	151,210	9,666,855
Ctrip.com International Ltd. ADR*	70,345	3,030,463
Guess?, Inc.	89,485	3,763,739
Kohl’s Corp.	91,495	4,575,665
Las Vegas Sands Corp.*	132,810	5,605,910
Priceline.com, Inc.*	10,545	5,398,302
Scripps Networks Interactive, Inc., Cl A	123,650	6,044,012
Viacom, Inc., Cl B	82,230	4,193,730

		77,412,514

Consumer Staples (8.5%)
Colgate-Palmolive Co.	73,135	6,392,731
Estee Lauder Cos., Inc. (The), Cl A	56,215	5,913,256
Green Mountain Coffee Roasters, Inc.*	64,585	5,764,857
Hansen Natural Corp.*	90,495	7,325,570
Philip Morris International, Inc.	208,360	13,912,197

		39,308,611

Energy (10.3%)
Cameron International Corp.*	137,340	6,906,829
Halliburton Co.	170,135	8,676,885
National Oilwell Varco, Inc.	60,125	4,702,376
Occidental Petroleum Corp.	72,480	7,540,819
Peabody Energy Corp.	91,405	5,384,669
Schlumberger Ltd.	167,010	14,429,664

		47,641,242

Financials (4.4%)
Capital One Financial Corp.	109,680	5,667,165
Goldman Sachs Group, Inc. (The)	19,840	2,640,506
Hartford Financial Services Group, Inc. (The)	226,910	5,983,617
T. Rowe Price Group, Inc.	100,410	6,058,739

		20,350,027

Health Care (10.4%)
Alexion Pharmaceuticals, Inc.*	124,515	5,855,940
Allergan, Inc.	97,655	8,129,779
Cerner Corp.*	65,775	4,019,510

See Notes to Schedules of Portfolio Investments.

	Shares or Principal Amount($)	Value($)

Express Scripts, Inc.*	101,785	5,494,354
Hospira, Inc.*	80,195	4,543,849
Intuitive Surgical, Inc.*	21,035	7,827,334
Mylan, Inc.*	263,000	6,488,210
Thermo Fisher Scientific, Inc.*	88,090	5,672,115

		48,031,091

Industrials (16.0%)
BE Aerospace, Inc.*	85,445	3,487,010
Dover Corp.	109,680	7,436,304
Emerson Electric Co.	145,610	8,190,563
Fluor Corp.	73,220	4,734,405
Honeywell International, Inc.	177,025	10,548,920
J.B. Hunt Transport Services, Inc.	146,705	6,908,339
Joy Global, Inc.	62,085	5,912,975
PACCAR, Inc.	139,680	7,136,251
Precision Castparts Corp.	34,825	5,733,936
Union Pacific Corp.	50,070	5,227,308
United Parcel Service, Inc., Cl B	119,370	8,705,654

		74,021,665

Information Technology (29.1%)
Analog Devices, Inc.	147,630	5,778,238
Apple, Inc.*	77,440	25,994,285
ARM Holdings PLC SP ADR	212,755	6,048,625
ASML Holding NV NYS	114,825	4,243,932
Baidu, Inc. SP ADR*	45,015	6,307,952
Broadcom Corp., Cl A*	151,300	5,089,732
EMC Corp.*	368,920	10,163,746
F5 Networks, Inc.*	56,275	6,204,319
Google, Inc., Cl A*	27,470	13,910,258
Juniper Networks, Inc.*	192,180	6,053,670
Oracle Corp.	442,710	14,569,586
QUALCOMM, Inc.	190,155	10,798,902
Renren, Inc. ADR*(a)	16,616	147,052
Salesforce.com, Inc.*	45,670	6,803,917
Visa, Inc., Cl A	149,655	12,609,930

		134,724,144

Materials (4.3%)
International Paper Co.	219,105	6,533,711
Praxair, Inc.	86,075	9,329,669
Walter Energy, Inc.	36,390	4,213,962

		20,077,342

Total Common Stocks (Cost $290,177,083)		461,566,636

Short-Term Investment (0.0%)
RidgeWorth Funds Securities Lending Joint Account(b)	143,063	143,063

Total Short-Term Investment (Cost $143,063)		143,063

See Notes to Schedules of Portfolio Investments.

	Shares or Principal Amount($)	Value($)

Money Market Fund (0.3%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(c)	1,129,282	1,129,282

Total Money Market Fund (Cost $1,129,282)		1,129,282

Total Investments (Cost $291,449,428)(d) — 100.0%		462,838,981

Other assets in excess of liabilities — 0.0%		115,278

Net Assets — 100.0%		$462,954,259

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $140,120.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

Investment Abbreviations
ADR	— American Depositary Receipt
NYS	— New York Registered Shares
SP ADR	— Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (98.3%)
Consumer Discretionary (12.3%)
CBS Corp., Cl B	11,425	325,499
Coach, Inc.	1,776	113,540
DIRECTV, Cl A*	4,736	240,684
DISH Network Corp., Cl A*	4,016	123,171
Foot Locker, Inc.	2,751	65,364
John Wiley & Sons, Inc., Cl A	3,049	158,578
Limited Brands, Inc.	2,878	110,659
McDonald’s Corp.	1,661	140,056
Omnicom Group, Inc.	1,005	48,401
PetSmart, Inc.	2,371	107,572
Time Warner Cable, Inc., Cl A	4,702	366,944
Williams-Sonoma, Inc.	2,927	106,806

		1,907,274

Consumer Staples (7.7%)
Coca-Cola Enterprises, Inc.	7,462	217,741
Constellation Brands, Inc., Cl A*	3,526	73,411
Philip Morris International, Inc.	4,389	293,054
Safeway, Inc.	3,403	79,528
Wal-Mart Stores, Inc.	7,709	409,656
Walgreen Co.	2,680	113,793

		1,187,183

Energy (10.9%)
Arch Coal, Inc.	2,793	74,462
Atwood Oceanics, Inc.*	856	37,775
Chesapeake Energy Corp.	3,874	115,019
Exxon Mobil Corp.	714	58,105
Frontier Oil Corp.	2,988	96,542
Marathon Oil Corp.	5,876	309,548
Murphy Oil Corp.	7,006	460,014
Oceaneering International, Inc.	2,430	98,415
Transocean Ltd.	4,439	286,582
Valero Energy Corp.	6,225	159,173

		1,695,635

Financials (12.4%)
Allied World Assurance Co. Holdings Ltd.	3,293	189,611
American Financial Group, Inc.	2,731	97,469
Ameriprise Financial, Inc.	1,840	106,131
Aspen Insurance Holdings Ltd.	1,168	30,053
Assurant, Inc.	894	32,425
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Capital One Financial Corp.	4,802	248,119
Moody’s Corp.	2,111	80,957
NASDAQ OMX Group, Inc. (The)*	7,834	198,200
Protective Life Corp.	7,742	179,072
Reinsurance Group of America, Inc.	5,495	334,426
Symetra Financial Corp.	6,104	81,977
Travelers Cos., Inc. (The)	6,018	351,331

		1,929,771

Health Care (13.7%)
Agilent Technologies, Inc.*	1,923	98,284
Biogen Idec, Inc.*	1,992	212,985
Eli Lilly & Co.	12,907	484,400
McKesson Corp.	4,705	393,573
Pfizer, Inc.	24,915	513,249
UnitedHealth Group, Inc.	3,810	196,520
WellPoint, Inc.	2,847	224,258

		2,123,269

Industrials (13.5%)
Avery Dennison Corp.	2,958	114,268
Caterpillar, Inc.	307	32,683
CNH Global NV NYS*	3,171	122,559
Deere & Co.	922	76,019
Fluor Corp.	3,449	223,012
General Dynamics Corp.	6,050	450,846
Northrop Grumman Corp.	7,205	499,667
Raytheon Co.	5,912	294,713
Waste Connections, Inc.	8,922	283,095

		2,096,862

Information Technology (20.7%)
Accenture PLC, Cl A	8,304	501,727
Altera Corp.	1,152	53,395
Amdocs Ltd.*	11,308	343,650
Analog Devices, Inc.	10,102	395,392
Applied Materials, Inc.	14,802	192,574
Corning, Inc.	9,575	173,786
Dell, Inc.*	20,149	335,884
International Business Machines Corp.	814	139,642
Microsoft Corp.	9,276	241,176
Novellus Systems, Inc.*	2,528	91,362
NVIDIA Corp.*	1,943	30,962
Oracle Corp.	1,601	52,689
STMicroelectronics NV NYS	4,408	43,904
Texas Instruments, Inc.	4,747	155,844
Western Union Co.	23,393	468,562

		3,220,549

Materials (4.2%)
Cliffs Natural Resources, Inc.	1,355	125,270
Freeport-McMoRan Copper & Gold, Inc.	5,769	305,180
International Paper Co.	5,607	167,201
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

PPG Industries, Inc.	552	50,116

		647,767

Telecommunication Services (0.3%)
MetroPCS Communications, Inc.*	2,716	46,742

Utilities (2.6%)
AES Corp. (The)*	6,738	85,842
Constellation Energy Group, Inc.	7,617	289,141
Entergy Corp.	516	35,233

		410,216

Total Common Stocks (Cost $14,608,902)		15,265,268

Money Market Fund (1.6%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(a)	248,006	248,006

Total Money Market Fund (Cost $248,006)		248,006

Total Investments (Cost $14,856,908)(b) — 99.9%		15,513,274

Other assets in excess of liabilities — 0.1%		12,806

Net Assets — 100.0%		$15,526,080

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations
NYS       — New York Registered Shares
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (96.7%)
Consumer Discretionary (6.8%)
DR Horton, Inc.	702,600	8,093,952
International Game Technology	464,500	8,165,910
Omnicom Group, Inc.	199,800	9,622,368
Target Corp.	788,850	37,004,953
Walt Disney Co. (The)	692,750	27,044,960
Whirlpool Corp.	160,250	13,031,530

		102,963,673

Consumer Staples (8.3%)
Colgate-Palmolive Co.	368,450	32,206,214
ConAgra Foods, Inc.	497,750	12,846,928
CVS Caremark Corp.	339,200	12,747,136
Kimberly-Clark Corp.	133,200	8,865,792
Kraft Foods, Inc., Cl A	927,500	32,675,825
PepsiCo, Inc.	378,300	26,643,669

		125,985,564

Energy (13.1%)
Arch Coal, Inc.	603,200	16,081,312
Chevron Corp.	308,150	31,690,146
ConocoPhillips	483,807	36,377,448
Murphy Oil Corp.	378,200	24,832,612
National Oilwell Varco, Inc.	369,500	28,898,595
Occidental Petroleum Corp.	350,900	36,507,636
QEP Resources, Inc.	593,708	24,834,806

		199,222,555

Financials (23.4%)
Bank of America Corp.	2,698,650	29,577,204
Citigroup, Inc.	379,260	15,792,386
Comerica, Inc.	883,800	30,552,966
Franklin Resources, Inc.	121,150	15,905,784
Health Care REIT, Inc.	384,450	20,156,713
JPMorgan Chase & Co.	847,616	34,701,399
MetLife, Inc.	635,300	27,870,611
Morgan Stanley	1,203,800	27,699,438
Northern Trust Corp.	650,600	29,901,576
PartnerRe Ltd.	280,550	19,315,868
Prudential Financial, Inc.	295,251	18,775,011
Travelers Cos., Inc. (The)	421,000	24,577,980
U.S. Bancorp	898,700	22,925,837

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Wells Fargo & Co.	1,309,300	36,738,958

		354,491,731

Health Care (11.2%)
Abbott Laboratories	241,450	12,705,099
Baxter International, Inc.	285,000	17,011,650
CIGNA Corp.	349,100	17,954,213
Johnson & Johnson	541,500	36,020,580
Medtronic, Inc.	697,250	26,865,043
Merck & Co., Inc.	765,650	27,019,788
Pfizer, Inc.	1,564,000	32,218,400

		169,794,773

Industrials (16.8%)
ABB Ltd. SP ADR*	881,500	22,874,925
Cummins, Inc.	160,150	16,573,924
Emerson Electric Co.	733,550	41,262,187
Flowserve Corp.	219,977	24,173,273
Ingersoll-Rand PLC	479,100	21,755,931
Parker Hannifin Corp.	324,550	29,125,117
Republic Services, Inc.	653,300	20,154,305
Southwest Airlines Co.	1,354,650	15,470,103
Union Pacific Corp.	149,150	15,571,260
United Parcel Service, Inc., Cl B	323,436	23,588,187
United Technologies Corp.	273,100	24,172,081

		254,721,293

Information Technology (6.4%)
Activision Blizzard, Inc.	1,363,650	15,927,432
Broadcom Corp., Cl A*	227,750	7,661,510
Harris Corp.	485,625	21,882,263
Microsoft Corp.	669,900	17,417,400
TE Connectivity Ltd.	260,150	9,563,114
Xerox Corp.	2,353,250	24,497,332

		96,949,051

Materials (4.8%)
Airgas, Inc.	410,300	28,737,412
Ashland, Inc.	247,850	16,016,067
Ecolab, Inc.	234,000	13,192,920
Martin Marietta Materials, Inc.(a)	186,200	14,890,414

		72,836,813

Telecommunication Services (3.5%)
AT&T, Inc.	1,212,050	38,070,491
Windstream Corp.	1,160,450	15,039,432

		53,109,923

Utilities (2.4%)
PPL Corp.	1,325,150	36,878,925

Total Common Stocks (Cost $1,323,651,936)		1,466,954,301

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Short-Term Investment (0.7%)
RidgeWorth Funds Securities Lending Joint Account(b)	10,333,200	10,333,200

Total Short-Term Investment (Cost $10,333,200)		10,333,200

Money Market Fund (2.3%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(c)	35,291,119	35,291,119

Total Money Market Fund (Cost $35,291,119)		35,291,119

Total Investments (Cost $1,369,276,255)(d) – 99.7%		1,512,578,620

Other assets in excess of liabilities – 0.3%		4,411,115

Net Assets – 100.0%		$1,516,989,735

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $10,118,320.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations
REIT           — Real Estate Investment Trust
SP ADR      — Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (96.7%)
Consumer Discretionary (7.8%)
Advance Auto Parts, Inc.	4,300	251,507
American Eagle Outfitters, Inc.	1,871,200	23,857,800
CBS Corp., Cl B	15,220	433,618
Cooper Tire & Rubber Co.	1,153,100	22,819,849
Darden Restaurants, Inc.	7,105	353,545
Garmin Ltd.	198,600	6,559,758
Hillenbrand, Inc.	1,207,400	28,555,010
International Game Technology	2,411,500	42,394,170
KB Home(a)	1,987,000	19,432,860
Scripps Networks Interactive, Inc., Cl A	7,114	347,732
Starwood Hotels & Resorts Worldwide, Inc.	4,770	267,311
Whirlpool Corp.	366,400	29,795,648

		175,068,808

Consumer Staples (2.0%)
BJ’s Wholesale Club, Inc.*	6,500	327,275
ConAgra Foods, Inc.	1,339,700	34,577,657
JM Smucker Co. (The)	138,600	10,594,584
Molson Coors Brewing Co., Cl B	6,675	298,639

		45,798,155

Energy (13.5%)
Arch Coal, Inc.	1,740,100	46,391,066
Murphy Oil Corp.	793,300	52,088,078
Noble Energy, Inc.	586,600	52,576,958
QEP Resources, Inc.	1,510,000	63,163,300
Seadrill Ltd.	556,000	19,615,680
Tidewater, Inc.	1,273,000	68,500,130
Williams Cos., Inc. (The)	9,775	295,694

		302,630,906

Financials (32.8%)
AllianceBernstein Holding LP(a)	1,230,200	23,915,088
Allstate Corp. (The)	529,000	16,150,370
Ameriprise Financial, Inc.	5,309	306,223
Assurant, Inc.	771,200	27,971,424
BB&T Corp.	1,742,700	46,774,068
BlackRock, Inc.	665	127,554
Capital One Financial Corp.	291,700	15,072,139
CME Group, Inc.	134,700	39,277,173
Comerica, Inc.	1,939,200	67,038,144
Discover Financial Services	14,470	387,072
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Fifth Third Bancorp	2,753,600	35,108,400
Greenhill & Co., Inc.(a)	412,100	22,179,222
Hancock Holding Co.(a)	1,083,000	33,551,340
Hanover Insurance Group, Inc. (The)	1,176,897	44,380,786
Hartford Financial Services Group, Inc. (The)	1,839,200	48,499,704
Health Care REIT, Inc.	462,300	24,238,389
KeyCorp	26,935	224,369
Lazard Ltd., Cl A	1,286,100	47,714,310
Lincoln National Corp.	1,685,200	48,011,348
M&T Bank Corp.	4,240	372,908
MB Financial, Inc.	2,576,900	49,579,556
Northern Trust Corp.	1,413,600	64,969,056
PartnerRe Ltd.	644,400	44,366,940
Zions Bancorp.	1,385,600	33,268,256

		733,483,839

Health Care (4.0%)
CIGNA Corp.	493,100	25,360,133
Omnicare, Inc.	768,400	24,504,276
STERIS Corp.	1,117,700	39,097,146

		88,961,555

Industrials (16.4%)
ABM Industries, Inc.	799,300	18,655,662
Bombardier, Inc., Cl B	3,532,500	25,434,000
Cummins, Inc.	117,400	12,149,726
Dover Corp.	5,240	355,272
Eaton Corp.	5,510	283,489
Flowserve Corp.	401,900	44,164,791
Gol Linhas Aereas Inteligentes SA ADR(a)	2,538,700	30,845,205
Harsco Corp.	588,300	19,178,580
Ingersoll-Rand PLC	619,600	28,136,036
Interface, Inc., Cl A	1,233,000	23,883,210
ITT Corp.	6,985	411,626
Lennox International, Inc.	681,500	29,352,205
Parker Hannifin Corp.	622,200	55,836,228
Regal-Beloit Corp.	249,700	16,672,469
Republic Services, Inc.	720,000	22,212,000
Rockwell Automation, Inc.	4,000	347,040
Ryder System, Inc.	7,420	421,827
Southwest Airlines Co.	2,928,300	33,441,186
Timken Co. (The)	117,600	5,927,040

		367,707,592

Information Technology (9.2%)
Activision Blizzard, Inc.	2,123,800	24,805,984
Analog Devices, Inc.	8,900	348,346
Broadcom Corp., Cl A*	204,300	6,872,652
Broadridge Financial Solutions, Inc.	1,094,500	26,344,615
Harris Corp.	1,079,300	48,633,258
Intersil Corp., Cl A	2,672,900	34,346,765
Seagate Technology PLC	1,356,400	21,919,424
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Xerox Corp.	4,181,400	43,528,374

		206,799,418

Materials (7.9%)
Agnico-Eagle Mines Ltd.	3,565	225,058
Airgas, Inc.	318,500	22,307,740
Ashland, Inc.	645,700	41,725,134
Cytec Industries, Inc.	435,700	24,917,683
Martin Marietta Materials, Inc.(a)	398,200	31,844,054
Packaging Corp. of America	1,115,500	31,222,845
Valspar Corp. (The)	671,400	24,210,684

		176,453,198

Telecommunication Services (1.0%)
Windstream Corp.	1,692,700	21,937,392

Utilities (2.1%)
PG&E Corp.	1,094,300	45,993,429

Total Common Stocks (Cost $2,108,670,670)		2,164,834,292

Short-Term Investment (4.1%)
RidgeWorth Funds Securities Lending Joint Account(b)	90,632,266	90,632,266

Total Short-Term Investment (Cost $90,632,266)		90,632,266

Money Market Fund (2.7%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(c)	61,244,172	61,244,172

Total Money Market Fund (Cost $61,244,172)		61,244,172

Total Investments (Cost $2,260,547,108)(d) — 103.5%		2,316,710,730

Liabilities in excess of other assets — (3.5)%		(79,144,905)

Net Assets — 100.0%		$2,237,565,825

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $88,523,069.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations
ADR      — American Depositary Receipt
REIT      — Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (101.6%)
Consumer Discretionary (12.5%)
BorgWarner, Inc.*	21,975	1,775,360
Coach, Inc.	34,805	2,225,084
Macy’s, Inc.	69,765	2,039,928
Priceline.com, Inc.*	3,205	1,640,736
Viacom, Inc., Cl B	43,795	2,233,545

		9,914,653

Consumer Staples (7.9%)
Costco Wholesale Corp.	18,815	1,528,530
Estee Lauder Cos., Inc. (The), Cl A	19,035	2,002,292
Hansen Natural Corp.*	12,502	1,012,037
Whole Foods Market, Inc.	27,550	1,748,047

		6,290,906

Energy (13.2%)
Apache Corp.	13,600	1,678,104
EOG Resources, Inc.	14,540	1,520,157
Halliburton Co.	60,900	3,105,900
Occidental Petroleum Corp.	21,460	2,232,698
Schlumberger Ltd.	23,010	1,988,064

		10,524,923

Financials (4.5%)
Capital One Financial Corp.	31,390	1,621,921
T. Rowe Price Group, Inc.	32,690	1,972,515

		3,594,436

Health Care (12.6%)
Agilent Technologies, Inc.*	40,290	2,059,222
AmerisourceBergen Corp.	57,161	2,366,465
Express Scripts, Inc.*	36,409	1,965,358
Intuitive Surgical, Inc.*	4,260	1,585,189
Pfizer, Inc.	101,600	2,092,960

		10,069,194

Industrials (13.9%)
Fluor Corp.	31,550	2,040,023
Joy Global, Inc.	17,955	1,710,034
Precision Castparts Corp.	12,975	2,136,334
Union Pacific Corp.	27,955	2,918,502
United Parcel Service, Inc., Cl B	31,560	2,301,671

		11,106,564

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Information Technology (33.4%)
Analog Devices, Inc.	72,150	2,823,951
Apple, Inc.*	14,350	4,816,864
ASML Holding NV NYS	26,645	984,799
Broadcom Corp., Cl A*	42,055	1,414,730
EMC Corp.*	95,520	2,631,576
F5 Networks, Inc.*	13,920	1,534,680
Intuit, Inc.*	31,395	1,628,145
Juniper Networks, Inc.*	81,265	2,559,848
Oracle Corp.	85,205	2,804,097
QUALCOMM, Inc.	54,590	3,100,166
Visa, Inc., Cl A	27,758	2,338,889

		26,637,745

Materials (3.6%)
Praxair, Inc.	26,325	2,853,367

Total Common Stocks (Cost $58,572,720)		80,991,788

Money Market Fund (0.7%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(a)	540,642	540,642

Total Money Market Fund (Cost $540,642)		540,642

Total Investments (Cost $59,113,362)(b) — 102.3%		81,532,430

Liabilities in excess of other assets — (2.3)%		(1,847,243)

Net Assets — 100.0%		$79,685,187

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations
NYS      — New York Registered Shares
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (99.0%)
Consumer Discretionary (15.2%)
ANN, Inc.*	183,160	4,780,476
AscenaRetail Group, Inc.*	147,495	5,022,205
Brunswick Corp.	140,130	2,858,652
California Pizza Kitchen, Inc.*	75,305	1,390,883
Chico’s FAS, Inc.	194,345	2,959,874
Cooper Tire & Rubber Co.	197,950	3,917,430
CROCS, Inc.*	111,660	2,875,245
Deckers Outdoor Corp.*	31,294	2,758,253
DSW, Inc., Cl A*(a)	73,875	3,738,814
Hibbett Sports, Inc.*	66,680	2,714,543
HomeAway, Inc.*	5,429	210,102
Life Time Fitness, Inc.*	95,855	3,825,573
Makemytrip Ltd.*(a)	66,973	1,640,839
Modine Manufacturing Co.*	126,970	1,951,529
Ruby Tuesday, Inc.*	320,975	3,460,111
Steven Madden Ltd.*	122,565	4,597,413
Tenneco, Inc.*	118,770	5,234,194
Ulta Salon Cosmetics & Fragrance, Inc.*	40,270	2,600,637
Valassis Communications, Inc.*(a)	151,585	4,593,025
Warnaco Group, Inc. (The)*	84,780	4,429,755

		65,559,553

Consumer Staples (2.3%)
Diamond Foods, Inc.(a)	54,039	4,125,337
Inter Parfums, Inc.	114,066	2,626,940
Nu Skin Enterprises, Inc., Cl A(a)	82,955	3,114,960

		9,867,237

Energy (7.7%)
Basic Energy Services, Inc.*	74,063	2,330,763
Berry Petroleum Co., Cl A	34,895	1,853,971
Bill Barrett Corp.*	54,917	2,545,403
Carrizo Oil & Gas, Inc.*	75,900	3,168,825
Gulfport Energy Corp.*	114,904	3,411,500
Lufkin Industries, Inc.	50,746	4,366,693
Oasis Petroleum, Inc.*	96,330	2,859,074
Pioneer Drilling Co.*	241,167	3,675,385
Stone Energy Corp.*	65,815	2,000,118
Western Refining, Inc.*(a)	167,415	3,025,189
World Fuel Services Corp.	108,051	3,882,273

		33,119,194

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Financials (7.5%)
Cardtronics, Inc.*	214,370	5,026,977
Cathay General Bancorp	132,530	2,172,167
Encore Capital Group, Inc.*	138,651	4,259,359
MB Financial, Inc.	163,600	3,147,664
PMI Group, Inc. (The)*	531,045	568,218
Portfolio Recovery Associates, Inc.*	64,260	5,448,605
Stifel Financial Corp.*	101,970	3,656,644
Webster Financial Corp.	93,845	1,972,622
Wintrust Financial Corp.(a)	65,235	2,099,262
World Acceptance Corp.*(a)	60,805	3,986,984

		32,338,502

Health Care (17.3%)
Bio-Reference Laboratories, Inc.*(a)	112,925	2,360,133
Catalyst Health Solutions, Inc.*	59,892	3,343,171
Cubist Pharmaceuticals, Inc.*	104,265	3,752,497
HealthSouth Corp.*	135,793	3,564,566
Healthspring, Inc.*	84,343	3,889,056
HeartWare International, Inc.*(a)	26,630	1,972,750
HMS Holdings Corp.*	42,635	3,277,353
ICON PLC SP ADR*	102,565	2,416,431
Impax Laboratories, Inc.*	120,827	2,632,820
Incyte Corp. Ltd.*(a)	126,250	2,391,175
Medicines Co. (The)*	127,365	2,102,796
Medicis Pharmaceutical Corp., CL A	41,090	1,568,405
Medidata Solutions, Inc.*	85,620	2,043,749
Merit Medical Systems, Inc.*	128,597	2,310,888
Momenta Pharmaceuticals, Inc.*(a)	124,000	2,413,040
Neogen Corp.*	69,315	3,133,731
NuVasive, Inc.*(a)	88,810	2,920,073
Onyx Pharmaceuticals, Inc.*	85,215	3,008,090
Par Pharmaceutical Cos., Inc.*	49,985	1,648,505
PSS World Medical, Inc.*	116,765	3,270,588
Quality Systems, Inc.(a)	37,260	3,252,798
Questcor Pharmaceuticals, Inc.*	141,795	3,417,260
Salix Pharmaceuticals Ltd.*	40,770	1,623,869
SonoSite, Inc.*	65,350	2,298,360
STERIS Corp.	100,100	3,501,498
Team Health Holdings, Inc.*	57,830	1,301,753
Viropharma, Inc.*	109,875	2,032,688
West Pharmaceutical Services, Inc.	64,490	2,822,082

		74,270,125

Industrials (17.9%)
AAR Corp.	113,235	3,067,536
Acacia Research — Acacia Technologies*	108,300	3,973,527
Actuant Corp.	165,065	4,428,694
Alaska Air Group, Inc.*	32,580	2,230,427
American Science & Engineering, Inc.	22,075	1,766,000
Barnes Group, Inc.	135,490	3,361,507
CIRCOR International, Inc.	68,831	2,948,032
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Corporate Executive Board Co. (The)	43,190	1,885,243
EnPro Industries, Inc.*	58,110	2,793,348
Forward Air Corp.	121,435	4,103,289
General Cable Corp.*	58,190	2,477,730
Hexcel Corp.*	274,350	6,005,521
Higher One Holdings, Inc.*	156,507	2,961,112
Hub Group, Inc., Cl A*	134,395	5,061,316
II-VI, Inc.*	147,630	3,779,328
InnerWorkings, Inc.*(a)	317,755	2,650,077
Kelly Services, Inc., Cl A*	84,107	1,387,765
Knight Transportation, Inc.	147,025	2,497,955
MasTec, Inc.*	126,220	2,489,058
MYR Group, Inc.*	75,930	1,776,762
Robbins & Myers, Inc.	69,720	3,684,702
RSC Holdings, Inc.*	352,850	4,220,086
Triumph Group, Inc.	28,060	2,794,215
UTi Worldwide, Inc.	108,695	2,140,205
Valmont Industries, Inc.	25,710	2,478,187

		76,961,622

Information Technology (25.6%)
Anixter International, Inc.	51,695	3,377,751
Ariba, Inc.*	106,590	3,674,157
Aruba Networks, Inc.*(a)	195,085	5,764,762
AsiaInfo Holdings, Inc.*(a)	179,730	2,976,329
Bottomline Technologies, Inc.*	101,740	2,513,995
BroadSoft, Inc.*(a)	73,925	2,818,760
Cavium, Inc.*(a)	97,130	4,233,897
Cirrus Logic, Inc.*	244,035	3,880,156
Coherent, Inc.*	75,160	4,154,093
Concur Technologies, Inc.*	67,850	3,397,249
Cymer, Inc.*	77,270	3,825,638
Finisar Corp.*	79,320	1,430,140
MICROS Systems, Inc.*	35,380	1,758,740
NETGEAR, Inc.*	133,065	5,817,602
NetSuite, Inc.*(a)	132,325	5,187,140
NIC, Inc.	157,440	2,119,142
Omnivision Technologies, Inc.*	97,565	3,396,238
OpenTable, Inc.*(a)	37,500	3,117,000
Radiant Systems, Inc.*	157,385	3,289,347
Responsys, Inc.*	13,136	232,901
RightNow Technologies, Inc.*	98,105	3,178,602
Sapient Corp.*	139,105	2,090,748
SAVVIS, Inc.*	116,385	4,600,699
Semtech Corp.*	120,515	3,294,880
SolarWinds, Inc.*	115,245	3,012,504
Stratasys, Inc.*	76,885	2,591,025
SuccessFactors, Inc.*	154,000	4,527,600
Taleo Corp., Cl A*	121,825	4,511,180
Tech Data Corp.*	58,465	2,858,354
TriQuint Semiconductor, Inc.*	444,980	4,534,346
Ultimate Software Group, Inc.*	57,965	3,155,035
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

VeriFone Systems, Inc.*	53,830	2,387,361
VistaPrint NV*	54,280	2,597,298

		110,304,669

Materials (5.5%)
AMCOL International Corp.	80,607	3,075,963
Arch Chemicals, Inc.	58,140	2,002,342
Buckeye Technologies, Inc.	103,970	2,805,110
Materion Corp.*(a)	69,905	2,584,388
PolyOne Corp.	286,525	4,432,542
Quaker Chemical Corp.	64,800	2,787,048
Rock-Tenn Co., Cl A	40,190	2,666,205
Zagg, Inc.*(a)	226,858	3,039,897

		23,393,495

Total Common Stocks (Cost $326,874,163)		425,814,397

Short-Term Investment (13.5%)
RidgeWorth Funds Securities Lending Joint Account(b)	58,179,687	58,179,687

Total Short-Term Investment (Cost $58,179,687)		58,179,687

Total Investments (Cost $385,053,850)(c) — 112.5%		483,994,084

Liabilities in excess of other assets — (12.5)%		(53,653,637)

Net Assets — 100.0%		$430,340,447

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $56,842,610.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations
SP ADR — Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (95.3%)
Consumer Discretionary (13.4%)
Aaron’s, Inc.	412,150	11,647,359
Cracker Barrel Old Country Store, Inc.	207,500	10,231,825
Einstein Noah Restaurant Group, Inc.	257,100	3,848,787
Gafisa SA ADR	762,600	7,214,196
Guess?, Inc.	718,554	30,222,381
Hillenbrand, Inc.	108,400	2,563,660
Lithia Motors, Inc., Cl A	241,400	4,738,682
NutriSystem, Inc.	313,750	4,411,325
Rent-A-Center, Inc.	289,000	8,831,840
Scholastic Corp.	427,350	11,367,510
Sonic Automotive, Inc., Cl A	609,400	8,927,710
Thor Industries, Inc.	483,100	13,932,604
Wendy’s/Arby’s Group, Inc., Cl A	3,528,000	17,886,960
Wolverine World Wide, Inc.	636,450	26,571,788

		162,396,627

Consumer Staples (1.7%)
PriceSmart, Inc.	186,800	9,569,764
WD-40 Co.	269,850	10,534,944

		20,104,708

Energy (2.5%)
Bristow Group, Inc.	255,300	13,025,406
Tidewater, Inc.	317,200	17,068,532

		30,093,938

Financials (24.7%)
Advance America Cash Advance Centers, Inc.	1,067,450	7,354,731
Banco Latinoamericano de Expectaciones SA, Ser E	235,750	4,083,190
Bank of Hawaii Corp.	126,900	5,903,388
Campus Crest Communities, Inc. REIT	330,200	4,272,788
Cash America International, Inc.	894,450	51,761,821
Cash Store Financial Services, Inc. (The)	210,700	2,789,668
Compass Diversified Holdings	553,600	9,128,864
E-House China Holdings Ltd. ADS	759,100	7,446,771
Evercore Partners, Inc., Cl A	302,250	10,070,970
Federated Investors, Inc., Cl B	265,000	6,317,600
Hancock Holding Co.	573,874	17,778,617
Hanover Insurance Group, Inc. (The)	581,050	21,911,395
HCC Insurance Holdings, Inc.	872,400	27,480,600
JMP Group, Inc.	618,500	4,348,055
LaSalle Hotel Properties, REIT	435,600	11,473,704
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Mid-America Apartment Communities, Inc., REIT	177,700	11,989,419
Monmouth Real Estate Investment Corp., Cl A REIT	112,900	954,005
National Retail Properties, Inc. REIT	408,950	10,023,364
Oppenheimer Holdings, Inc., Cl A	173,870	4,904,873
StanCorp Financial Group, Inc.	489,000	20,630,910
Starwood Property Trust, Inc., REIT	440,800	9,040,808
Summit Hotel Properties, Inc., REIT	198,400	2,251,840
Tanger Factory Outlet Centers, Inc., REIT	342,400	9,166,048
Tower Group, Inc.	287,250	6,842,295
Trust Co Bank Corp. NY	353,600	1,732,640
UMB Financial Corp.	425,850	17,834,598
Washington Real Estate Investment Trust	326,150	10,606,398

		298,099,360

Health Care (6.4%)
Cooper Cos., Inc. (The)	543,596	43,074,547
Ensign Group, Inc.	234,200	7,117,338
Landauer, Inc.	102,900	6,337,611
Omnicare, Inc.	306,400	9,771,096
STERIS Corp.	324,957	11,366,996

		77,667,588

Industrials (27.7%)
A.O. Smith Corp.	564,175	23,864,602
ABM Industries, Inc.	512,100	11,952,414
Aceto Corp.	153,600	1,030,656
Brink’s Co. (The)	342,000	10,201,860
CIRCOR International, Inc.	180,500	7,730,815
Copa Holdings SA, Cl A	379,500	25,327,830
Crane Co.	250,000	12,352,500
Cubic Corp.	71,250	3,633,038
GATX Corp.	339,771	12,612,300
Gol Linhas Aereas Inteligentes SA ADR	844,150	10,256,422
Grupo Aeroportuario del Pacifico SA de CV SP ADR	356,176	14,588,969
Harsco Corp.	394,600	12,863,960
Herman Miller, Inc.	438,700	11,941,414
Interface, Inc., Cl A	2,062,371	39,948,126
John Beam Technologies Corp.	438,325	8,468,439
Lennox International, Inc.	199,400	8,588,158
LSI Industries, Inc.	175,365	1,392,398
Mine Safety Appliances Co.	38,900	1,452,526
Nordson Corp.	44,400	2,435,340
Progressive Waste Solutions Ltd.	1,430,950	35,630,655
Regal-Beloit Corp.	174,800	11,671,396
Robbins & Myers, Inc.	212,900	11,251,765
Ryder System, Inc.	221,100	12,569,535
Snap-on, Inc.	420,150	26,250,972
Tennant Co.	136,900	5,466,417
Viad Corp.	459,200	10,235,568

		333,718,075

Information Technology (7.5%)
Aixtron AG SP ADR	882,220	30,101,346
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Black Box Corp.	277,150	8,666,481
Broadridge Financial Solutions, Inc.	253,400	6,099,338
Cohu, Inc.	321,753	4,218,182
Comtech Telecommunications Corp.	341,200	9,567,248
Intersil Corp., Cl A	1,500,940	19,287,079
Plantronics, Inc.	343,050	12,531,616

		90,471,290

Materials (9.7%)
A. Schulman, Inc.	390,900	9,846,771
Buckeye Technologies, Inc.	345,000	9,308,100
Carpenter Technology Corp.	253,400	14,616,112
Cytec Industries, Inc.	187,000	10,694,530
Globe Specialty Metals, Inc.	565,400	12,676,268
Haynes International, Inc.	131,900	8,168,567
Olin Corp.	661,500	14,989,590
Sensient Technologies Corp.	241,465	8,951,108
Valspar Corp. (The)	760,150	27,411,009

		116,662,055

Utilities (1.7%)
Avista Corp.	277,550	7,130,259
California Water Service Group	426,600	7,981,686
Unisource Energy Corp.	157,000	5,860,810

		20,972,755

Total Common Stocks (Cost $953,211,951)		1,150,186,396

Money Market Fund (4.7%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(a)	56,011,186	56,011,186

Total Money Market Fund (Cost $56,011,186)		56,011,186

Total Investments (Cost $1,009,223,137)(b) — 100.0%		1,206,197,582

Other assets in excess of liabilities — 0.0%		170,882

Net Assets — 100.0%		$1,206,368,464

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations
ADR       — American Depositary Receipt
ADS       — American Depositary Shares
REIT      — Real Estate Investment Trust
SP ADR — Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Aggressive Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)

Equity Funds (72.3%)(a)
RidgeWorth Aggressive Growth Stock Fund*	68,171	1,097,556
RidgeWorth International Equity Fund	98,654	1,174,970
RidgeWorth International Equity Index Fund	85,548	1,177,147
RidgeWorth Large Cap Core Growth Stock Fund	933	13,130
RidgeWorth Large Cap Growth Stock Fund	222,145	2,594,657
RidgeWorth Large Cap Quantitative Equity Fund	166,358	2,099,439
RidgeWorth Large Cap Value Equity Fund	326,382	4,357,202
RidgeWorth Mid-Cap Value Equity Fund	179,582	2,239,389
RidgeWorth Select Large Cap Growth Stock Fund*	80,383	2,589,129
RidgeWorth Small Cap Growth Stock Fund*	75,345	1,290,668
RidgeWorth Small Cap Value Equity Fund	87,209	1,283,709

Total Equity Funds (Cost $15,863,454)		19,916,996

Exchange Traded Funds (21.4%)
iShares Dow Jones U.S. Real Estate Index Fund	14,867	896,480
iShares MSCI Emerging Markets Index Fund	27,448	1,306,525
iShares Russell 2000 Index Fund	3,121	258,419
iShares S&P 500 Index Fund	24,084	3,189,203
Market Vectors Gold Miners Fund	4,651	253,898

Total Exchange Traded Funds (Cost $5,662,640)		5,904,525

Money Market Fund (6.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,667,957	1,667,957

Total Money Market Fund (Cost $1,667,957)		1,667,957

Total Investments (Cost $23,194,051) (c) — 99.8%		27,489,478

Other assets in excess of liabilities — 0.2%		58,069

Net Assets — 100.0%		$27,547,547

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Conservative Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)

Equity Funds (22.2%)(a)
RidgeWorth Aggressive Growth Stock Fund*	24,505	394,530
RidgeWorth International Equity Fund	35,453	422,251
RidgeWorth International Equity Index Fund	30,755	423,190
RidgeWorth Large Cap Core Growth Stock Fund	430	6,055
RidgeWorth Large Cap Growth Stock Fund	79,829	932,402
RidgeWorth Large Cap Quantitative Equity Fund	47,790	603,111
RidgeWorth Large Cap Value Equity Fund	117,299	1,565,939
RidgeWorth Mid-Cap Value Equity Fund	64,588	805,416
RidgeWorth Select Large Cap Growth Stock Fund*	28,870	929,913
RidgeWorth Small Cap Growth Stock Fund*	27,104	464,286
RidgeWorth Small Cap Value Equity Fund	31,360	461,626

Total Equity Funds (Cost $5,706,279)		7,008,719

Fixed Income Funds (63.0%)(a)
RidgeWorth Corporate Bond Fund	195,622	1,895,574
RidgeWorth High Income Fund	186,804	1,354,330
RidgeWorth Intermediate Bond Fund	834,916	8,758,272
RidgeWorth Seix Floating Rate High Income Fund	84,626	755,709
RidgeWorth Seix High Yield Fund	134,461	1,341,919
RidgeWorth Total Return Bond Fund	330,626	3,481,488
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	229,252	2,315,446

Total Fixed Income Funds (Cost $19,626,375)		19,902,738

Exchange Traded Funds (9.3%)
iShares Barclays 20+ Year Treasury Bond Fund	8,594	808,695
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	259	28,656
iShares Dow Jones U.S. Real Estate Index Fund	5,337	321,821
iShares MSCI Emerging Markets Index Fund	9,858	469,241
iShares Russell 2000 Index Fund	1,127	93,316
iShares S&P 500 Index Fund	8,660	1,146,757
Market Vectors Gold Miners Fund	1,645	89,801

Total Exchange Traded Funds (Cost $2,886,259)		2,958,287

Money Market Fund (4.6%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,467,693	1,467,693

Total Money Market Fund (Cost $1,467,693)		1,467,693

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $29,686,606)(c) — 99.1%		31,337,437

Other assets in excess of liabilities — 0.9%		270,429

Net Assets — 100.0%		$31,607,866

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)

Equity Funds (53.9%)(a)
RidgeWorth Aggressive Growth Stock Fund*	129,187	2,079,908
RidgeWorth International Equity Fund	187,098	2,228,333
RidgeWorth International Equity Index Fund	162,120	2,230,768
RidgeWorth Large Cap Core Growth Stock Fund	2,419	34,037
RidgeWorth Large Cap Growth Stock Fund	420,993	4,917,202
RidgeWorth Large Cap Quantitative Equity Fund	308,809	3,897,170
RidgeWorth Large Cap Value Equity Fund	618,546	8,257,589
RidgeWorth Mid-Cap Value Equity Fund	340,351	4,244,181
RidgeWorth Select Large Cap Growth Stock Fund*	152,345	4,907,020
RidgeWorth Small Cap Growth Stock Fund*	142,793	2,446,041
RidgeWorth Small Cap Value Equity Fund	165,270	2,432,774

Total Equity Funds (Cost $29,157,141)		37,675,023

Fixed Income Funds (23.9%)(a)
RidgeWorth Corporate Bond Fund	127,488	1,235,361
RidgeWorth High Income Fund	172,284	1,249,056
RidgeWorth Intermediate Bond Fund	517,547	5,429,063
RidgeWorth Seix Floating Rate High Income Fund	90,226	805,718
RidgeWorth Seix High Yield Fund	123,874	1,236,259
RidgeWorth Total Return Bond Fund	534,534	5,628,647
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	109,773	1,108,711

Total Fixed Income Funds (Cost $16,155,939)		16,692,815

Exchange Traded Funds (16.4%)
iShares Barclays 20+ Year Treasury Bond Fund	2,738	257,646
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	371	41,047
iShares Dow Jones U.S. Real Estate Index Fund	28,170	1,698,651
iShares MSCI Emerging Markets Index Fund	52,005	2,475,438
iShares Russell 2000 Index Fund	5,914	489,679
iShares S&P 500 Index Fund	45,625	6,041,663
Market Vectors Gold Miners Fund	8,815	481,211

Total Exchange Traded Funds (Cost $10,988,599)		11,485,335

Money Market Fund (5.6%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	3,929,172	3,929,172

Total Money Market Fund (Cost $3,929,172)		3,929,172

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $60,230,851)(c) — 99.8%		69,782,345

Other assets in excess of liabilities — 0.2%		154,291

Net Assets — 100.0%		$69,936,636

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Moderate Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)

Equity Funds (38.7%)(a)
RidgeWorth Aggressive Growth Stock Fund*	205,269	3,304,839
RidgeWorth International Equity Fund	297,384	3,541,839
RidgeWorth International Equity Index Fund	257,596	3,544,523
RidgeWorth Large Cap Core Growth Stock Fund	3,149	44,312
RidgeWorth Large Cap Growth Stock Fund	668,917	7,812,952
RidgeWorth Large Cap Quantitative Equity Fund	494,860	6,245,135
RidgeWorth Large Cap Value Equity Fund	982,802	13,120,408
RidgeWorth Mid-Cap Value Equity Fund	540,771	6,743,412
RidgeWorth Select Large Cap Growth Stock Fund*	242,054	7,796,569
RidgeWorth Small Cap Growth Stock Fund*	226,880	3,886,455
RidgeWorth Small Cap Value Equity Fund	262,598	3,865,443

Total Equity Funds (Cost $46,360,537)		59,905,887

Fixed Income Funds (43.3%)(a)
RidgeWorth Corporate Bond Fund	515,154	4,991,838
RidgeWorth High Income Fund	697,390	5,056,075
RidgeWorth Intermediate Bond Fund	2,126,622	22,308,261
RidgeWorth Seix Floating Rate High Income Fund	364,341	3,253,567
RidgeWorth Seix High Yield Fund	501,561	5,005,580
RidgeWorth Total Return Bond Fund	2,059,931	21,691,073
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	467,507	4,721,823

Total Fixed Income Funds (Cost $65,022,945)		67,028,217

Exchange Traded Funds (12.4%)
iShares Barclays 20+ Year Treasury Bond Fund	13,512	1,271,479
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,192	131,883
iShares Dow Jones U.S. Real Estate Index Fund	44,762	2,699,148
iShares MSCI Emerging Markets Index Fund	82,639	3,933,616
iShares Russell 2000 Index Fund	9,397	778,072
iShares S&P 500 Index Fund	72,447	9,593,432
Market Vectors Gold Miners Fund	14,007	764,642

Total Exchange Traded Funds (Cost $18,314,920)		19,172,272

Money Market Fund (4.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	7,463,505	7,463,505

Total Money Market Fund (Cost $7,463,505)		7,463,505

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $137,161,907)(c) — 99.3%		153,569,881

Other assets in excess of liabilities — 0.7%		1,147,074

Net Assets — 100.0%		$154,716,955

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Corporate Bonds (92.1%)
Aerospace/Defense (1.2%)
United Technologies Corp., 5.700%, 04/15/40	757,000	810,857

Banks (3.6%)
HSBC Bank PLC, 3.100%, 05/24/16(a)	416,000	413,250
HSBC Bank PLC, 3.500%, 06/28/15(a)	585,000	600,288
JPMorgan Chase & Co., 4.400%, 07/22/20	1,382,000	1,353,901

		2,367,439

Beverages (2.9%)
PepsiCo, Inc., 4.500%, 01/15/20	880,000	932,954
SABMiller PLC, 6.200%, 07/01/11(a)	1,012,000	1,012,000

		1,944,954

Biotechnology (0.5%)
Life Technologies Corp., 5.000%, 01/15/21	361,000	366,240

Chemicals (0.9%)
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	601,000	610,653

Computers (0.4%)
Hewlett-Packard Co., 6.125%, 03/01/14	259,000	290,537

Cosmetics/Personal Care (1.1%)
Procter & Gamble Co. (The), 4.700%, 02/15/19	638,000	704,057

Diversified Financial Services (17.4%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(a)	707,000	692,327
CME Group, Inc., 5.750%, 02/15/14	1,176,000	1,306,236
ERAC USA Finance LLC, 5.800%, 10/15/12(a)	588,000	619,907
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,095,000	1,161,456
Jefferies Group, Inc., 5.875%, 06/08/14	802,000	876,608
Jefferies Group, Inc., 8.500%, 07/15/19	658,000	778,207
Lazard Group LLC, 7.125%, 05/15/15	269,000	302,682
Lazard Group LLC, 6.850%, 06/15/17	1,545,000	1,703,889
MassMutual Global Funding LLC, 2.300%, 09/28/15(a)	843,000	843,089
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,217,000	1,213,061
Toyota Motor Credit Corp., 3.200%, 06/17/15	724,000	752,461
Woodside Finance Ltd., 4.600%, 05/10/21(a)	1,389,000	1,363,269

		11,613,192

Electric (3.4%)
Alabama Power Co., 5.800%, 11/15/13	81,000	89,647
Georgia Power Co., 6.000%, 11/01/13	480,000	532,595
Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	435,000	416,253
Southern California Edison Co., 5.750%, 03/15/14	1,084,000	1,212,697

		2,251,192

Electrical Components & Equipment (1.3%)
Emerson Electric Co., 4.250%, 11/15/20	802,000	839,956

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Food (1.4%)
Kraft Foods, Inc., 6.500%, 02/09/40	606,000	673,129
Tesco PLC, 5.500%, 11/15/17(a)	220,000	248,799

		921,928

Insurance (4.4%)
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	618,000	625,254
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	532,000	515,353
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	636,000	664,961
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	994,000	1,131,060

		2,936,628

Machinery-Construction & Mining (1.3%)
Caterpillar, Inc., 5.200%, 05/27/41	855,000	855,080

Media (8.0%)
Comcast Corp., 6.450%, 03/15/37	375,000	401,083
NBC Universal, Inc., 4.375%, 04/01/21(a)	619,000	612,532
NBC Universal, Inc., 5.950%, 04/01/41(a)	962,000	978,250
News America, Inc., 6.150%, 03/01/37	765,000	774,930
Thomson Reuters Corp., 5.950%, 07/15/13	24,000	26,251
Time Warner Cable, Inc., 8.250%, 02/14/14	912,000	1,060,792
Time Warner Cable, Inc., 5.850%, 05/01/17	968,000	1,088,567
Time Warner, Inc., 4.875%, 03/15/20	18,000	18,640
Time Warner, Inc., 6.200%, 03/15/40	377,000	386,228

		5,347,273

Mining (2.4%)
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753,000	790,441
Barrick PD Australia Finance Property Ltd., 5.950%, 10/15/39	816,000	824,981

		1,615,422

Miscellaneous Manufacturer (2.5%)
Danaher Corp., 3.900%, 06/23/21	517,000	514,966
General Electric Co., 5.250%, 12/06/17	455,000	504,060
Siemens Financieringsmat, 6.125%, 08/17/26(a)	567,000	641,947

		1,660,973

Oil & Gas (4.9%)
Chevron Corp., 4.950%, 03/03/19	223,000	249,183
Ensco PLC, 4.700%, 03/15/21	757,000	764,708
Shell International Finance BV, 5.500%, 03/25/40	859,000	898,586
Statoil ASA, 3.125%, 08/17/17	1,344,000	1,355,767

		3,268,244

Oil & Gas Services (2.0%)
Baker Hughes, Inc., 5.125%, 09/15/40	526,000	509,403
Weatherford International Ltd., 5.125%, 09/15/20	273,000	278,739
Weatherford International Ltd., 6.500%, 08/01/36	499,000	514,727

		1,302,869

Pharmaceuticals (1.8%)
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	322,000	352,815
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	823,000	846,873

		1,199,688

Pipelines (5.6%)
El Paso Natural Gas Co., 5.950%, 04/15/17	329,000	372,321
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	355,000	397,404
Enbridge Energy Partners LP, 5.500%, 09/15/40	714,000	677,337
Energy Transfer Partners LP, 6.625%, 10/15/36	583,000	601,555
Energy Transfer Partners LP, 6.050%, 06/01/41, Callable 12/01/40 @100	722,000	699,705
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	251,000	281,430
Southern Natural Gas Co., 5.900%, 04/01/17(a)	39,000	44,329
TC Pipelines LP, 4.650%, 06/15/21	611,000	607,719
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	65,000	73,603

		3,755,403

Real Estate Investment Trusts (4.4%)
BioMed Realty LP, 3.850%, 04/15/16	648,000	653,113
Digital Realty Trust LP, 5.875%, 02/01/20	994,000	1,042,118
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,116,000	1,242,244

		2,937,475

Retail (2.6%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	566,000	555,064
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,102,000	1,206,581

		1,761,645

Semiconductors (0.4%)
Analog Devices Inc., 3.000%, 04/15/16	237,000	242,855

Software (2.4%)
Fiserv, Inc., 4.750%, 06/15/21	677,000	673,376
Microsoft Corp., 4.000%, 02/08/21	880,000	896,989

		1,570,365

Telecommunication Services (12.3%)
AT&T, Inc., 5.100%, 09/15/14	1,171,000	1,286,861
AT&T, Inc., 6.450%, 06/15/34	313,000	334,108
British Telecommunications PLC, 5.950%, 01/15/18	1,080,000	1,192,841
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,884,000	2,039,430
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	784,000	864,148
CenturyLink, Inc., 6.450%, 06/15/21	777,000	768,118
Juniper Networks, Inc., 4.600%, 03/15/21	247,000	252,648
Verizon Communications, Inc., 5.550%, 02/15/16	1,155,000	1,301,133
Verizon Communications, Inc., 5.850%, 09/15/35	120,000	123,470

		8,162,757

Trucking & Leasing (3.0%)
Aviation Capital Group, 7.125%, 10/15/20(a)	1,928,000	1,991,720

Total Corporate Bonds (Cost $58,719,583)		61,329,402

Money Market Fund (6.5%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	4,342,893	4,342,893

Total Money Market Fund (Cost $4,342,893)		4,342,893

Total Investments (Cost $63,062,476)(c) — 98.6%		65,672,295
Other assets in excess of liabilities — 1.4%		933,890

Net Assets — 100.0%		$66,606,185

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 25.8% of net assets as of June 30, 2011.

(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (97.0%)
Georgia (88.1%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680,000	2,837,745
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	1,885,000	2,021,418
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32, Callable 05/15/19 @ 100	1,485,000	1,593,524
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000,000	4,208,120
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000,000	3,206,970
Atlanta Airport Passenger Facility Charge, Ser B, RB, 5.000%, 01/01/21, Callable 01/01/20 @ 100	2,000,000	2,180,580
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, AGM	6,500,000	6,422,130
Atlanta Airport Project, Ser A, RB, 5.375%, 01/01/19, Callable 07/01/14 @ 100 AGM, AMT	5,000,000	5,259,200
Atlanta Airport Project, Ser B, RB, 6.000%, 01/01/18, Callable 08/15/11 @ 100.5 NATL-RE/FGIC, AMT	2,150,000	2,165,115
Atlanta Airport Project, Ser C, RB, 5.000%, 01/01/19	1,000,000	1,113,570
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, NATL-RE, ETM	1,000,000	1,108,100
Carroll County School District, GO, 5.000%, 04/01/20	1,720,000	2,011,144
Carroll County School District, GO, 5.000%, 04/01/21	940,000	1,098,597
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, AGM	1,000,000	1,078,940
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA/County Guaranteed	1,885,000	2,006,356
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC/County Guaranteed, AMT	1,000,000	948,470
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, 5.000%, 04/01/33, Callable 04/01/16 @ 101, AMT	1,000,000	907,710
DeKalb County Government Authority Water & Sewerage, Ser B, RB, 5.250%, 10/01/24	1,100,000	1,181,037
DeKalb County Hospital Authority, De Kalb Medical Center, Inc. Project, RB, 6.125%, 09/01/40, Callable 09/01/20 @ 100	4,080,000	3,911,414
DeKalb County Transportation, Parks and Greenspace, GO, 5.000%, 12/01/17, Callable 12/01/15 @ 100	3,820,000	4,018,258
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29, Callable 11/15/19 @ 100	6,300,000	6,424,866
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	675,000	721,224
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,127,930
Forsyth County, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825,000	7,530,773
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000,000	1,251,290
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, NATL-RE	3,000,000	3,244,050
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.500%, 10/01/17, Callable 04/01/12 @ 100	1,750,000	1,778,630
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, NATL-RE	2,370,000	2,506,370
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, NATL-RE	3,375,000	3,461,366
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Ser B, RB, 5.250%, 03/15/24, Callable 03/15/19 @ 100	1,300,000	1,321,970
Georgia Municipal Electric Power Authority, RB, ETM, 8.000%, 01/01/15, Callable 09/26/11 @ 100	1,900,000	2,267,593
Georgia State, Ser B, GO, 5.000%, 07/01/24	3,000,000	3,346,350
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065,000	1,116,077
Georgia State Road & Tollway Authority, Ser B, RB, 5.000%, 10/01/19	4,450,000	5,317,661
Georgia State Road & Tollway Authority, Ser B, RB, 5.000%, 10/01/20	3,000,000	3,589,980
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.000%, 08/01/20, Callable 08/01/18 @ 100	425,000	447,525
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800,000	1,811,448
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000,000	1,996,040
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/2014 @ 100, NATL-RE	2,910,000	3,240,227
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,472,009
Gwinnett County School District, GO, 5.000%, 02/01/21	2,400,000	2,866,104
Gwinnett County School District, GO, 5.000%, 02/01/26, Prerefunded 02/01/18 @ 100	1,500,000	1,791,480
Gwinnett County School District, GO, 5.000%, 02/01/32, Callable 02/01/18 @ 100	1,745,000	1,828,620
Henry County Water & Sewerage Authority, RB, 5.000%, 02/01/25, Callable 02/01/21 @ 100	1,000,000	1,108,170
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,530,479
Lincoln County School District, GO, 5.500%, 04/01/37, Callable 04/01/19 @ 100, State Aid Withholding	1,000,000	1,077,650
Macon-Bibb County Hospital Authority, The Medical Center of Central Georgia, Inc., RB, 5.000%, 08/01/32, Callable 08/01/19 @ 100	3,195,000	3,149,823
Marietta, GO, 5.000%, 01/01/30, Callable 01/01/20 @ 100	1,500,000	1,599,420
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355,000	2,756,857
Municipal Electric Authority of Georgia, Ser A, RB, 5.000%, 01/01/21	1,000,000	1,117,800
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Prerefunded 01/01/13 @ 100, NATL-RE	1,435,000	1,544,993
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Prerefunded 01/01/13 @ 100, NATL-RE	2,220,000	2,390,163
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/29, Callable 09/01/19 @ 100	3,000,000	3,215,790
Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.250%, 09/01/39	2,000,000	2,097,280
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29, Callable 01/01/19 @ 100	2,250,000	2,202,120
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40, Callable 11/01/20 @ 100	3,510,000	3,300,558
Walton County School District, Ser A, GO, 5.000%, 08/01/21, Callable 08/01/15 @ 100, NATL-RE	2,575,000	2,765,241

		140,594,325

Puerto Rico (8.9%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Ser CC, RB, 5.500%, 07/01/30	5,685,000	5,731,788
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	1,965,000	2,011,688
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,600,000	1,595,504
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/19 @ 100	2,300,000	2,378,706
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	2,335,000	2,430,338

		14,148,024

Total Municipal Bond (Cost $150,837,862)		154,742,349

Money Market Fund (1.6%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.11%(a)	2,588,718	2,588,718

Total Money Market Fund (Cost $2,588,718)		2,588,718

Total Investments (Cost $153,426,580)(b) — 98.6%		157,331,067
Other assets in excess of liabilities — 1.4%		2,245,380

Net Assets — 100.0%		$159,576,447

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation
AMT	— Income subject to Alternative Minimum Tax
COP	— Certificate of Participation
ETM	— Escrowed to Maturity
FGIC	— Security guaranteed by Financial Guaranty Insurance Company
GO	— General Obligation
NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation
RB	— Revenue Bond
XLCA	— Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (86.4%)
Alabama (4.0%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	2,000,000	2,126,160

Alaska (6.4%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	1,000,000	1,130,370
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC	2,000,000	2,249,600

		3,379,970

California (4.2%)
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	2,000,000	2,221,860

Connecticut (2.1%)
Connecticut State, Ser B, GO, 5.000%, 06/01/17, NATL-RE	1,000,000	1,095,900

District of Columbia (4.2%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	2,000,000	2,217,120

Florida (4.1%)
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, NATL-RE	1,000,000	1,113,680
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, NATL-RE/FGIC	1,000,000	1,043,630

		2,157,310

Georgia (7.0%)
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36, Callable 04/01/21 @ 100	1,250,000	1,291,337
Georgia State Road & Tollway Authority, Ser A, RB, 5.000%, 03/01/20	2,000,000	2,385,240

		3,676,577

Idaho (5.2%)
Idaho Health Facilities Authority, Ser A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500,000	2,717,725

Illinois (2.0%)
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	1,000,000	1,041,110

Kansas (3.0%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	1,500,000	1,582,410

Maine (5.1%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Callable 07/01/19 @ 100	2,500,000	2,711,225

Maryland (2.0%)
Baltimore, Ser A, RB, 5.000%, 07/01/41	1,000,000	1,036,650

Massachusetts (2.3%)
Massachusetts Bay Transportation Authority, Ser B, RB, 5.250%, 07/01/20	1,000,000	1,186,770

Michigan (3.8%)
Lansing Board of Water & Light, Ser A, RB, 5.000%, 07/01/37	2,000,000	2,009,380

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

New Jersey (6.1%)
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund, Ser A, RB, 5.000%, 09/01/16, Callable 09/01/15 @ 100, AGM	1,000,000	1,088,560
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser A, RB, 6.000%, 12/15/38, Prerefunded 12/15/18 @ 100	1,955,000	2,098,047

		3,186,607

New York (6.0%)
Erie County Industrial Development Agency, City School District Buffalo, Ser A, RB, 5.750%, 05/01/29, Callable 05/01/18 @ 100, BHAC	1,000,000	1,095,570
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 09/15/24, GO OF AUTH	1,000,000	1,034,060
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 09/15/25, GO OF AUTH	1,000,000	1,027,810

		3,157,440

Ohio (2.1%)
Ohio State Building Authority, RB, 5.000%, 04/01/17, AGM	1,000,000	1,101,360

Texas (13.0%)
Austin, Ser 2005, GO, 5.000%, 09/01/19, NATL-RE	1,000,000	1,106,500
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	4,000,000	4,638,240
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000,000	1,108,110

		6,852,850

Virginia (0.3%)
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/34, ST APPROP	135,000	142,088

Washington (3.5%)
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, Callable 04/01/19 @ 100, BHAC	1,635,000	1,836,743

Total Municipal Bond (Cost $43,166,250)		45,437,255

Money Market Fund (12.8%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.11%(a)	6,713,625	6,713,625

Total Money Market Fund (Cost $6,713,625)		6,713,625

Total Investments (Cost $49,879,875)(b) — 99.2%		52,150,880
Other assets in excess of liabilities — 0.8%		423,506

Net Assets — 100.0%		$52,574,386

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

AGC	— Security guaranteed by Assured Guaranty Corporation
AGM	— Security guaranteed by Assured Guaranty Municipal Corporation
AMT	— Income subject to Alternative Minimum Tax
BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	— Security guaranteed by Financial Guaranty Insurance Company
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program
RB	— Revenue Bond
ST APPROP	— State Appropriation
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)

Bank Loans (4.0%)

Aerospace/Defense (0.3%)
Hawker Beechcraft Acquisition Co. LLC, 2.186%-2.246%, 03/26/14(a)(b)	905,621	761,292
Hawker Beechcraft Acquisition Co. LLC, 2.246%, 03/26/14(a)(b)	56,001	47,077
Hawker Beechcraft Acquisition Co. LLC, 10.500%, 03/26/14(a)(b)	790,000	794,147

		1,602,516

Diversified Financial Services (0.3%)
American Capital Holdings, Inc., 7.500%, 12/31/13(a)(b)	598,044	599,043
East Valley Tourist Development Authority, 1st Lien Term Loan, 12.000%, 08/06/12(b)(c)(d)(e)	773,487	632,326

		1,231,369

Energy (2.1%)
Aventine Renewable Energy Holdings, Inc., Term Loan B, 10.500%, 12/21/15(a)(b)	10,852,989	10,491,259

Media (0.4%)
Tribune Co., Term Loan B, 5.250%, 06/04/14(a)(b)	3,000,000	2,027,250

Telecommunication Services (0.9%)
Intelsat Jackson Holdings SA, Term Loan B, 5.250%, 04/02/18(a)(b)	2,000,000	2,004,160
Level 3 Financing, Inc., 04/21/12(a)(g)(h)	1,925,000	1,925,000
Vonage Holdings Corp., Term Loan B, 9.750%, 12/08/15(a)(b)	650,000	652,437

		4,581,597

Total Bank Loans (Cost $20,307,773)		19,933,991

Corporate Bonds (80.4%)

Advertising (0.8%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	1,230,000	1,150,050
Affinion Group, Inc., 11.500%, 10/15/15, Callable 09/02/11 @ 105.75	1,500,000	1,548,750
Checkout Holding Corp., 0.000%, 11/15/15, Callable 09/02/11 @ 64.40(a)	1,890,000	1,211,963

		3,910,763

Aerospace/Defense (0.8%)
Ducommun, Inc., 9.750%, 07/15/18, Callable 07/15/15 @ 104.88(a)	1,080,000	1,109,700
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105(a)	1,700,000	1,793,500
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	1,200,000	1,315,500

		4,218,700

Airlines (2.9%)
Air Canada Inc., 9.250%, 08/01/15, Callable 08/01/12 @106.94(a)	1,000,000	1,023,750
American Airlines, Inc., 7.500%, 03/15/16, Callable 03/15/13 @105.62(a)(i)	6,665,000	6,531,700
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 9/15/11 @107.12(a)(j)	2,425,000	2,585,656
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)	1,185,000	1,312,388
Delta Air Lines, Inc., Ser 011B, 7.711%, 09/18/11	905,000	914,050
United Air Lines, Inc., 12.000%, 11/01/13, Callable 2/01/12 @109(a)(j)	2,000,000	2,145,000

		14,512,544

Auto Manufacturers (0.6%)
Chrysler Group LLC, 8.000%, 06/15/19, Callable 06/15/15 @ 104.00(a)	1,000,000	982,500
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Chrysler Group LLC, 8.250%, 06/15/21, Callable 06/15/16 @ 104.13(a)	900,000	882,000
Motors Liquidation Co., 7.200%, 01/15/49(i)	17,182,000	429,550
Motors Liquidation Co., 8.375%, 07/15/49(i)	36,800,000	920,000

		3,214,050

Auto Parts & Equipment (1.7%)
Delphi Corp., 5.875%, 05/15/19, Callable 05/15/14 @ 104.41(a)	2,120,000	2,077,600
Delphi Corp., 6.125%, 05/15/21, Callable 05/15/16 @ 103.06(a)(i)	1,885,000	1,861,437
Exide Technologies, 8.625%, 02/01/18, Callable 02/01/15 @ 104.31(a)	1,190,000	1,237,600
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(a)	540,000	581,850
Visteon Corp., 6.750%, 04/15/19, Callable 04/15/14 @105.06(a)	2,700,000	2,605,500

		8,363,987

Banks (2.9%)
Ally Financial, Inc., 8.000%, 11/01/31(j)	1,025,000	1,109,562
CapitalSource, Inc., 12.750%, 07/15/14(a)	585,000	704,925
CIT Group, Inc., 7.000%, 05/01/14, Callable 09/02/11 @ 102(i)	142,206	143,984
CIT Group, Inc., 7.000%, 05/01/15, Callable 09/02/11 @ 102	550,000	550,688
CIT Group, Inc., 7.000%, 05/01/17, Callable 09/02/11 @ 102(j)	10,490,000	10,463,775
Provident Funding Associates LP / PFG Finance Corp., 10.125%, 02/15/19, Callable 02/15/15 @ 105.06(a)	1,645,000	1,669,675

		14,642,609

Building Materials (0.4%)
USG Corp., 7.750%, 01/15/18	1,135,000	1,117,975
USG Corp., 8.375%, 10/15/18, Callable 10/15/14 @ 104.19(a)	855,000	842,175

		1,960,150

Chemicals (1.1%)
Chemtura Corp., 7.875%, 09/01/18, Callable 9/01/14 @ 103.94	680,000	712,300
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(a)	480,000	504,000
Kinove German Bondco GmbH, 9.625%, 06/15/18, Callable 06/15/14 @ 107.22(a)	1,300,000	1,355,250
Rain CII Carbon LLC, 8.000%, 12/01/18, Callable 12/01/14 @ 104(a)	1,500,000	1,597,500
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(a)(i)	1,500,000	1,552,500

		5,721,550

Coal (0.9%)
Arch Coal, Inc., 7.000%, 06/15/19, Callable 06/15/15 @ 103.50(a)	2,220,000	2,214,450
Arch Coal, Inc., 7.250%, 06/15/21, Callable 06/15/16 @ 103.63(a)	2,220,000	2,222,775

		4,437,225

Commercial Services (0.8%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	660,000	704,550
iPayment, Inc., 10.250%, 05/15/18, Callable 05/15/15 @ 105.13(a)	325,000	319,313
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	155,000	170,113
PHH Corp., 9.250%, 03/01/16	935,000	1,022,656
Speedy Cash, Inc., 10.750%, 05/15/18, Callable 05/15/15 @ 105.38(a)	1,635,000	1,671,787

		3,888,419

Cosmetics/Personal Care (0.2%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	815,000	876,125

Diversified Financial Services (4.3%)
American General Finance Corp., Ser H, 5.375%, 10/01/12	205,000	203,975
Community Choice Financial, Inc., 10.750%, 05/01/19, Callable 05/01/15 @ 105.38(a)	1,885,000	1,913,275
E*Trade Financial Corp., 6.750%, 06/01/16	530,000	519,400
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	3,296,000	3,856,320
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	1,680,000	1,940,400
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104	4,385,000	4,450,775
International Lease Finance Corp., 6.250%, 05/15/19	2,380,000	2,325,419
International Lease Finance Corp., 8.250%, 12/15/20	2,330,000	2,516,400
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

International Lease Finance Corp., 8.750%, 03/15/17	1,145,000	1,252,344
Northern Tier Energy LLC / Norther Tier Finance Corp., 10.500%, 12/01/17, Callable 12/01/13 @ 107.88(a)	1,330,000	1,466,325
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	440,000	481,800
Regions Financial Corp., 5.750%, 06/15/15	630,000	620,550

		21,546,983

Electric (9.7%)
Calpine Corp., 7.875%, 07/31/20, Callable 7/31/15 @ 103.94(a)	1,540,000	1,609,300
Edison Mission Energy, 7.200%, 05/15/19	2,235,000	1,776,825
Edison Mission Energy, 7.750%, 06/15/16(i)	8,150,000	7,335,000
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105	500,000	530,730
GenOn Energy, Inc., 9.500%, 10/15/18(i)	3,950,000	4,108,000
GenOn Energy, Inc., 9.875%, 10/15/20, Callable 10/15/15@104.94(i)	3,315,000	3,464,175
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	753,915	772,763
NRG Energy, Inc., 7.625%, 01/15/18(a)(j)	7,065,000	7,082,663
NRG Energy, Inc., 7.625%, 05/15/19, Callable 05/15/14 @ 103.81(a)	2,375,000	2,363,125
NRG Energy, Inc., 7.875%, 05/15/21, Callable 05/15/16 @ 103.94(a)	9,490,000	9,466,275
Sithe/Independence Funding Corp., Ser A, 9.000%, 12/30/13	117,280	119,982
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20, Callable 04/01/16 @ 105.75(a)	10,645,000	10,458,712

		49,087,550

Electronics (0.1%)
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	250,000	274,375

Energy-Alternate Sources (0.3%)
First Wind Capital LLC, 10.250%, 06/01/18, Callable 06/01/14 @ 107.69(a)	1,600,000	1,616,000

Engineering & Construction (0.2%)
Aguila 3 S.A., 7.875%, 01/31/18, Callable 01/31/14 @ 105.91(a)	875,000	880,469

Entertainment (1.8%)
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106(a)	4,720,000	5,003,200
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(a)(i)	295,000	306,800
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(a)(i)	400,000	415,000
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(i)	750,000	785,625
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	2,500,000	2,587,500

		9,098,125

Environmental Control (0.2%)
EnergySolutions, Inc., 10.750%, 08/15/18, Callable 08/15/14 @ 105.38	1,100,000	1,160,500

Food (0.5%)
JBS USA Finance, Inc., 7.250%, 06/01/21, Callable 06/01/15 @ 105.44(a)	2,750,000	2,674,375

Forest Products&Paper (0.4%)
NewPage Corp., 10.000%, 05/01/12, Callable 08/29/11 @ 100	1,615,000	484,500
Verso Paper Holdings LLC / Verso Paper, Inc., 8.750%, 02/01/19, Callable 02/01/15 @ 104.38(a)(i)	1,695,000	1,508,550

		1,993,050

Gas (0.3%)
Sabine Pass LNG LP, 7.500%, 11/30/16	1,565,000	1,604,125

Healthcare — Products (1.3%)
Rotech Healthcare, Inc., 10.500%, 03/15/18, Callable 03/15/15 @ 105.25(a)	2,615,000	2,523,475
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38	3,815,000	4,148,812

		6,672,287

Healthcare — Services (4.2%)
American Renal Holdings Co., Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19	2,335,000	2,378,781
Apria Healthcare Group, Inc., 11.250%, 11/01/14, Callable 11/01/11 @ 105.62	500,000	517,500
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 09/02/11 @ 104.44	2,460,000	2,533,800
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Gentiva Health Services, Inc., 11.500%, 09/01/18, Callable 09/01/14 @ 105.75	250,000	263,750
inVentiv Health, Inc., 10.000%, 08/15/18, Callable 08/15/14 @ 105(a)(g)	3,550,000	3,372,500
Kindred Healthcare, Inc., 8.250%, 06/01/19, Callable 06/01/14 @ 106.19(a)	2,100,000	2,089,500
MedImpact Holdings, Inc., 10.500%, 02/01/18, Callable 02/01/15 @ 105.25(a)	7,270,000	7,560,800
Symbion, Inc., 8.000%, 06/15/16, Callable 06/15/14 @ 104.00(a)	660,000	645,150
Vanguard Health Systems, Inc., 0.000%, 02/01/16, Callable 02/01/13 @ 77.52	2,445,000	1,610,644

		20,972,425

Holding Companies-Divers (0.1%)
Atlantic Broadband Finance LLC, 9.375%, 01/15/14, Callable 09/26/11 @ 101.56	725,000	736,781

Insurance (1.1%)
American International Group, Inc., 8.175%, 05/15/68, Callable 05/15/38 @ 100(b)	300,000	327,780
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(b)	1,530,000	1,113,075
Hartford Financial Services Group, Inc., 8.125%, 06/15/68, Callable 06/15/18 @ 100(b)	540,000	581,850
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	425,000	409,063
MBIA, Inc., 5.700%, 12/01/34	2,025,000	1,274,980
MBIA, Inc., 6.625%, 10/01/28(i)	2,650,000	1,840,822

		5,547,570

Internet (2.0%)
Level 3 Financing, Inc., 11.875%, 02/01/19, Callable 02/01/15 @ 105.94(a)(i)(j)	6,740,000	7,270,775
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	150,000	166,500
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13	2,600,000	2,860,000

		10,297,275

Investment Companies (0.8%)
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62	2,640,000	2,871,000
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62(a)	885,000	962,438

		3,833,438

Iron/Steel (0.9%)
APERAM, 7.375%, 04/01/16, Callable 10/01/13 @ 103.69(a)	750,000	753,750
APERAM, 7.750%, 04/01/18, Callable 04/01/15 @ 103.88(a)	750,000	755,625
JMC Steel Group, 8.250%, 03/15/18, Callable 03/15/14 @ 106.19(a)	2,975,000	3,019,625

		4,529,000

Leisure Time (0.2%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18, Callable 12/01/14 @ 105(a)	1,000,000	990,000

Lodging (1.5%)
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13	675,000	751,781
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	5,930,000	6,130,137
Wynn Las Vegas LLC, 7.750%, 08/15/20, Callable 08/15/15 @ 103.88	590,000	640,888

		7,522,806

Machinery-Diversified (0.4%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 09/02/11 @ 104.56	870,000	904,800
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25	790,000	843,325
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	200,000	230,500

		1,978,625

Media (0.9%)
CCO Holdings LLC / Cap Corp., 6.500%, 04/30/21, Callable 04/30/15 @ 104.88	1,755,000	1,730,869
CCO Holdings LLC / Cap Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91	735,000	774,506
Clear Channel Worldwide Holdings, Inc., Series REGS, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	215,000	233,812
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	1,330,000	1,459,675
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)	450,000	495,000

		4,693,862

Mining (1.2%)
Consolidated Minerals Ltd., 8.875%, 05/01/16, Callable 05/01/14 @ 104.44(a)	2,125,000	2,087,813
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38	1,210,000	1,306,800
Teck Cominco Ltd., 6.125%, 10/01/35	530,000	535,703
Thompson Creek Metals Co., Inc., 7.375%, 06/01/18, Callable 06/01/14 @ 105.53(a)	1,290,000	1,264,200
Vulcan Materials Co., 7.500%, 06/15/21(i)	940,000	938,757

		6,133,273

Miscellaneous Manufacturer (0.4%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(a)	650,000	682,500
Griffon Corp., 7.125%, 04/01/18, Callable 04/01/14 @ 105.34(a)	1,210,000	1,214,538

		1,897,038

Oil & Gas (5.9%)
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(a)	2,475,000	2,871,000
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(a)	482,000	522,970
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	2,300,000	2,610,500
Comstock Resources, Inc., 7.750%, 04/01/19, Callable 04/01/15 @ 103.88	2,160,000	2,176,200
Connacher Oil and Gas Ltd., 8.500%, 08/01/19, Callable 08/01/15 @ 104.25(a)	4,500,000	4,275,000
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19, Callable 05/15/15 @ 103.25(a)	3,335,000	3,301,650
Linn Energy LLC/Finance Corp., 7.750%, 02/01/21, Callable 09/15/15 @ 103.88(a)	1,100,000	1,144,000
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31	855,000	927,675
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(a)	750,000	840,000
United Refining Co., 10.500%, 02/28/18, Callable 02/28/15 @ 105.25	11,010,000	11,010,000
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	40,000	45,000

		29,723,995

Oil & Gas Services (1.7%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13	453,000	473,385
Cie Generale de Geophysique — Veritas, 6.500%, 06/01/21, Callable 06/01/16 @ 103.25(a)	4,500,000	4,342,500
Exterran Holdings, Inc., 7.250%, 12/01/18, Callable 12/01/13 @ 105.44(a)	1,580,000	1,595,800
Oil States International, Inc., 6.500%, 06/01/19, Callable 06/01/14 @ 104.88(a)	2,140,000	2,150,700

		8,562,385

Packaging & Containers (0.2%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17, Callable 10/15/14 @ 103.69(a)	600,000	618,000
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	285,000	320,625
Smurfit-Stone Container Corp., 8.000%, 03/15/17	2,230,000	55,750
Smurfit-Stone Container Corp., 8.250%, 10/01/12	2,465,000	61,625

		1,056,000

Pharmaceuticals (2.7%)
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(a)	10,920,000	11,302,200
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19, Callable 07/15/15 @ 103.50(a)	675,000	691,875
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22, Callable 07/15/16 @ 103.63(a)	940,000	954,100
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(a)	600,000	750,000

		13,698,175

Pipelines (0.2%)
Genesis Energy LP, 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	860,000	855,700

Real Estate Investment Trusts (0.5%)
Reckson Operating Partnership LP, 7.750%, 03/15/20	935,000	1,071,184
Rouse Co. LP (The), 6.750%, 11/09/15, Callable 05/09/13 @ 103.38	1,145,000	1,180,781

		2,251,965

Retail (1.0%)
Gymboree Corp., 9.125%, 12/01/18, Callable 12/01/14 @ 104.56(a)(i)	1,690,000	1,588,600
Sears Holdings Corp., 6.625%, 10/15/18(a)	3,725,000	3,454,937

		5,043,537

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Semiconductors (1.1%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06	1,090,000	1,139,050
Freescale Semiconductor, Inc., 8.050%, 02/01/20, Callable 06/01/15 @ 104.03(a)(i)	3,020,000	3,035,100
MEMC Electronic Materials, Inc., 7.750%, 04/01/19, Callable 04/01/14 @ 105.81(a)	1,400,000	1,382,500

		5,556,650

Shipbuilding (1.7%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18, Callable 03/15/15 @ 103.44(a)	3,910,000	4,007,750
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21, Callable 03/15/16 @ 103.56(a)	4,575,000	4,735,125

		8,742,875

Storage/Warehousing (0.2%)
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44	1,100,000	1,155,000

Telecommunication Services (16.5%)
Cequel Communications Holdings I LLC, 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	4,330,000	4,503,200
Cricket Communications, Inc., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88(a)	2,795,000	2,732,113
EH Holding Corp., 6.500%, 06/15/19(a)	2,310,000	2,350,425
EH Holding Corp., 7.625%, 06/15/21(a)	1,150,000	1,173,000
GeoEye, Inc., 8.625%, 10/01/16, Callable 10/01/13 @ 104.31	640,000	673,600
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81	325,000	367,250
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 09/26/11 @ 103.58	895,000	934,156
Global Crossing Ltd., 9.000%, 11/15/19, Callable 11/15/14 @ 104.50(a)	4,500,000	5,490,000
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106	370,000	431,050
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 07/08/11 @ 102.38	130,000	133,250
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	625,000	631,250
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62(j)	2,570,000	2,759,538
Intelsat Jackson Holdings SA, 7.500%, 04/01/21, Callable 04/01/16 @ 103.75(a)	4,375,000	4,347,656
Intelsat Luxembourg SA, PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(a)	3,685,000	3,961,375
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 09/20/11 @ 104.63	1,291,000	1,328,116
Level 3 Financing, Inc., 9.375%, 04/01/19, Callable 04/01/15 @ 104.69(a)	2,665,000	2,744,950
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(j)	2,150,000	2,308,563
NII Capital Corp., 7.625%, 04/01/21, Callable 04/01/16 @ 103.81	1,280,000	1,337,600
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(d)(j)	9,835,000	9,466,187
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	980,000	1,029,000
PAETEC Holding Corp., 9.500%, 07/15/15, Callable 08/29/11 @ 104.75	4,901,000	5,084,787
Qwest Capital Funding, Inc., 6.875%, 07/15/28	1,635,000	1,561,425
Satmex Escrow SA de CV, 9.500%, 05/15/17, Callable 05/15/14 @ 104.75(a)(i)	1,405,000	1,433,100
Sprint Capital Corp., 6.875%, 11/15/28	3,545,000	3,358,888
Sprint Capital Corp., 6.900%, 05/01/19(j)	6,459,000	6,652,770
Sprint Capital Corp., 8.750%, 03/15/32	240,000	259,800
Telcordia Technologies, Inc., 11.000%, 05/01/18, Callable 05/01/14 @ 105.50(a)	4,700,000	5,933,750
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(a)	5,105,000	5,181,575
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)(i)	4,258,151	4,907,519
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	100,000	113,250

		83,189,143

Transportation (1.8%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88	600,000	661,500
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)	6,150,000	5,550,375
CMA CGM SA, 8.500%, 04/15/17, Callable 04/15/14 @ 104.25(a)	2,875,000	2,415,000
Martin Midstream Partners LP, 8.875%, 04/01/18, Callable 04/01/14 @ 104.44	400,000	420,000

		9,046,875

Trucking & Leasing (1.0%)
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	5,000,000	4,932,750

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Corporate Bonds (Cost $390,973,673)		405,301,104

Convertible Corporate Bond (0.1%)

Healthcare — Services (0.1%)
LifePoint Hospitals, Inc., 3.500%, 05/15/14	600,000	642,000

Total Convertible Corporate Bond (Cost $502,559)		642,000

Municipal Bond (0.7%)

Oklahoma (0.7%)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)(g)	3,390,000	3,373,050

Total Municipal Bond (Cost $3,367,524)		3,373,050

Preferred Stocks (2.1%)

Diversified Financial Services (2.1%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	30,000	774,600
GMAC Capital Trust I, Ser 2, 8.125%, 02/15/40, Callable 02/15/16 @ 25	380,035	9,728,896

		10,503,496

Total Preferred Stocks (Cost $10,278,305)		10,503,496

Convertible Preferred Stock (1.0%)

Auto Manufacturers (1.0%)
General Motors Co., Ser B, 4.750%, 12/01/13	100,300	4,888,622

Total Convertible Preferred Stock (Cost $4,777,888)		4,888,622

Warrants (1.4%)

Auto Manufacturers (1.4%)
General Motors Co. Expires at 07/10/16 at 10.00 USD *(i)	190,823	4,083,612
General Motors Co. Expires at 07/10/19 at 18.33 USD *(i)	190,823	3,039,811

		7,123,423

Total Warrants (Cost $8,639,490)		7,123,423

Units (0.0%)

Commercial Services (0.0%)
Alion Science Technology Corp.*(f)(k)	200	—

Total Units (Cost $13,410)		—

Common Stocks (1.6%)

Auto Manufacturers (1.6%)
Ford Motor Co.*	118,279	1,631,067
General Motors Co.*(i)	209,905	6,372,716

		8,003,783

Total Common Stocks (Cost $9,123,534)		8,003,783

Short-Term Investment (7.3%)
RidgeWorth Funds Securities Lending Joint Account(l)	36,747,235	36,747,235

Total Short-Term Investment (Cost $36,747,235)		36,747,235

Money Market Fund (7.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(m)	39,975,680	39,975,680

Total Money Market Fund (Cost $39,975,680)		39,975,680

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $524,707,071)(n) — 106.5%		536,492,384
Liabilities in excess of other assets — (6.5)%		(32,543,466)

Net Assets — 100.0%		$503,948,918

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 52.7% of net assets as of June 30, 2011.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(d)	Security in default.

(e)	Issuer has filed for bankruptcy.

(f)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2011.

(g)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(h)	The security has not settled as of June 30, 2011 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(i)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $35,513,096.

(j)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(k)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(m)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(n)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

PIK	— Payment in-kind

ULC	— Unlimited Liability Company
Amounts designated as “-” are $0 or have been rounded to $0.
Credit Default Swap Agreements — Buy Protection

					Upfront		Unrealized
		Notional	Fixed	Expiration	Payments		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Made (Received)($)	Value($)	(Depreciation)($)

CBC, Corp.	JPMorgan	2,000,000	1.000	12/20/15	12,633	(21,266)	(33,899)
ConAgra Foods, Inc.	JPMorgan	2,000,000	1.000	12/20/15	(4,247)	(4,317)	(70)
Omnicom Group, Inc.	JPMorgan	2,000,000	1.000	12/20/15	(19,687)	(39,518)	(19,831)
Safeway, Inc.	JPMorgan	2,000,000	1.000	12/20/15	20,967	(1,044)	(22,011)

					9,666	(66,145)	(75,811)
Credit Default Swap Agreements — Sell Protection

					Upfront		Unrealized
		Notional	Fixed	Expiration	Payments		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Made (Received)($)	Value($)	(Depreciation)($)

American Axle & MFG, Inc.	JPMorgan	2,000,000	5.000	06/20/16	(43,993)	(40,931)	3,062

See Notes to Schedules of Portfolio Investments.

As the buyer of protection, the Funds pay periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2011.
The notional amount of Credit Default Swap contracts totaled $10,000,000, as of June 30, 2011.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations (1.4%)
Federal National Mortgage Association, Ser 2011-46, Cl B, 3.000%, 05/25/26	17,592,000	15,914,404
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.611%, 11/15/30(a)	1,753,000	1,816,763

Total Collateralized Mortgage Obligations (Cost $17,254,532)		17,731,167

Corporate Bonds (31.6%)
Aerospace/Defense (0.6%)
Boeing Co. (The), 5.125%, 02/15/13	243,000	259,497
United Technologies Corp., 6.125%, 02/01/19	6,637,000	7,761,719

		8,021,216

Auto Manufacturers (0.2%)
PACCAR, Inc., 6.375%, 02/15/12	2,874,000	2,971,368

Banks (1.7%)
Bank of Nova Scotia, 2.375%, 12/17/13	2,688,000	2,764,923
Bank of Nova Scotia, 3.400%, 01/22/15	3,510,000	3,687,529
HSBC Bank PLC, 3.100%, 05/24/16(b)	2,057,000	2,043,401
HSBC Bank PLC, 3.500%, 06/28/15(b)	3,280,000	3,365,716
JPMorgan Chase & Co., 4.400%, 07/22/20	5,451,000	5,340,170
JPMorgan Chase & Co., 6.300%, 04/23/19	969,000	1,092,195
Northern Trust Corp., 4.625%, 05/01/14	717,000	783,006
Northern Trust Corp., 5.200%, 11/09/12	2,995,000	3,174,254

		22,251,194

Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	4,715,000	4,841,282
Diageo Capital PLC, 5.200%, 01/30/13	1,404,000	1,497,359
SABMiller PLC, 6.200%, 07/01/11(b)	2,758,000	2,758,000

		9,096,641

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	1,213,000	1,230,608

Chemicals (1.5%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,300,000	1,365,126
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	2,358,000	2,395,874
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	2,865,000	3,101,139
Praxair, Inc., 1.750%, 11/15/12	7,755,000	7,861,593
Praxair, Inc., 4.625%, 03/30/15	3,905,000	4,305,567

		19,029,299

Computers (0.9%)
Hewlett-Packard Co., 4.500%, 03/01/13	1,139,000	1,206,257
Hewlett-Packard Co., 6.125%, 03/01/14	169,000	189,578
IBM Corp., 7.625%, 10/15/18	7,766,000	9,877,055

		11,272,890

Diversified Financial Services (4.5%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(b)	3,818,000	3,738,761
CME Group, Inc., 5.400%, 08/01/13	2,488,000	2,707,086
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

CME Group, Inc., 5.750%, 02/15/14	4,233,000	4,701,784
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	3,037,000	3,221,316
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,641,000	1,824,383
ERAC USA Finance LLC, 5.800%, 10/15/12(b)	2,096,000	2,209,735
Ford Motor Credit Co. LLC, 5.000%, 05/15/18*	6,140,000	6,119,007
Jefferies Group, Inc., 5.875%, 06/08/14	2,050,000	2,240,705
Jefferies Group, Inc., 8.500%, 07/15/19	2,831,000	3,348,184
Lazard Group LLC, 6.850%, 06/15/17	435,000	479,736
Lazard Group LLC, 7.125%, 05/15/15	2,953,000	3,322,754
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)(c)	2,796,000	2,796,296
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	3,553,000	3,541,499
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	4,019,000	4,227,490
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	2,078,000	2,159,688
Woodside Finance Ltd., 4.600%, 05/10/21, Callable 02/10/21 @100(b)	7,324,000	7,188,323
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,378,000	3,912,687

		57,739,434

Electric (1.3%)
Alabama Power Co., 5.800%, 11/15/13	2,684,000	2,970,517
Duke Energy Carolinas LLC, 4.300%, 06/15/20	1,094,000	1,134,445
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,983,000	3,365,149
Georgia Power Co., 6.000%, 11/01/13	1,679,000	1,862,973
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	3,608,000	3,911,401
Southern California Edison Co., 5.750%, 03/15/14	3,133,000	3,504,962

		16,749,447

Food (1.0%)
Kellogg Co., 4.250%, 03/06/13	2,001,000	2,111,799
Kraft Foods, Inc., 5.375%, 02/10/20	4,261,000	4,658,117
Kroger Co. (The), 7.500%, 01/15/14	1,896,000	2,167,162
Tesco PLC, 5.500%, 11/15/17(b)	3,517,000	3,977,386

		12,914,464

Healthcare — Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	1,381,000	1,314,525
Covidien International Finance SA, 6.000%, 10/15/17	2,919,000	3,411,424

		4,725,949

Healthcare — Services (0.9%)
Roche Holdings, Inc., 6.000%, 03/01/19(b)	10,162,000	11,708,260

Insurance (1.6%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	6,087,000	6,344,194
Berkshire Hathaway, Inc., 4.600%, 05/15/13	2,714,000	2,895,235
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	2,816,000	2,727,885
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	6,232,000	6,259,664
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	2,186,000	2,285,542

		20,512,520

Media (1.4%)
Comcast Corp., 4.950%, 06/15/16	1,892,000	2,076,924
NBC Universal, Inc., 4.375%, 04/01/21(b)	4,645,000	4,596,464
Thomson Reuters Corp., 5.950%, 07/15/13	565,000	617,993
Time Warner Cable, Inc., 5.850%, 05/01/17	5,673,000	6,379,589
Time Warner Cable, Inc., 8.250%, 02/14/14	3,077,000	3,579,010
Time Warner, Inc., 4.875%, 03/15/20	663,000	686,568

		17,936,548

Mining (1.0%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	4,355,000	4,584,426
Barrick International Barbados Corp., 5.750%, 10/15/16(b)	1,925,000	2,195,694
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Newmont Mining Corp., 5.125%, 10/01/19	5,195,000	5,579,466

		12,359,586

Miscellaneous Manufacturer (1.3%)
Danaher Corp., 3.900%, 06/23/21, Callable 03/23/21 @100	2,762,000	2,751,132
General Electric Co., 5.000%, 02/01/13	3,133,000	3,325,363
General Electric Co., 5.250%, 12/06/17	1,923,000	2,130,346
Illinois Tool Works, Inc., 6.250%, 04/01/19	4,710,000	5,598,753
Siemens Financieringsmaatschappij NV, 5.750%, 10/17/16(b)	2,283,000	2,626,797

		16,432,391

Office/Business Equip (0.4%)
Xerox Corp., 5.500%, 05/15/12	1,972,000	2,050,318
Xerox Corp., 6.350%, 05/15/18	2,764,000	3,168,254

		5,218,572

Oil & Gas (0.6%)
Ensco PLC, 4.700%, 03/15/21	4,393,000	4,437,734
Statoil ASA, 3.125%, 08/17/17	947,000	955,291
Total Capital SA, 3.000%, 06/24/15	2,065,000	2,148,413

		7,541,438

Oil & Gas Services (0.3%)
Weatherford International Ltd., 4.950%, 10/15/13	1,160,000	1,235,588
Weatherford International Ltd., 5.125%, 09/15/20	2,563,000	2,616,877

		3,852,465

Pharmaceuticals (2.3%)
Abbott Laboratories, 5.600%, 11/30/17	4,944,000	5,729,616
Express Scripts, Inc., 5.250%, 06/15/12	3,834,000	3,988,802
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	3,422,000	3,903,250
Merck & Co., Inc., 6.000%, 09/15/17	3,684,000	4,334,366
Novartis Securities Investment Ltd., 5.125%, 02/10/19	2,440,000	2,709,557
Sanofi-Aventis SA, 4.000%, 03/29/21	5,490,000	5,490,609
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	2,480,000	2,551,937
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	736,000	828,386

		29,536,523

Pipelines (2.7%)
El Paso Natural Gas Co., 5.950%, 04/15/17	597,000	675,610
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	1,918,000	2,147,103
Energy Transfer Partners LP, 4.650%, 06/01/21, Callable 03/01/21 @100	2,380,000	2,328,425
Energy Transfer Partners LP, 6.700%, 07/01/18	4,349,000	4,900,988
Enterprise Products Operating LLC, 5.250%, 01/31/20	5,890,000	6,266,418
Enterprise Products Operating LLC, Ser G, 5.600%, 10/15/14	3,695,000	4,104,919
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	2,458,000	2,755,996
Southern Natural Gas Co., 5.900%, 04/01/17(b)	402,000	456,934
TC Pipelines LP, 4.650%, 06/15/21	3,298,000	3,280,290
TransCanada PipeLines Ltd., 3.800%, 10/01/20	2,853,000	2,822,630
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	1,074,000	1,216,144
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @ 100	4,125,000	3,959,559

		34,915,016

Real Estate Investment Trusts (1.4%)
BioMed Realty LP, 3.850%, 04/15/16, Callable 03/15/16 @ 100	2,529,000	2,548,954
Digital Realty Trust LP, 4.500%, 07/15/15	6,404,000	6,665,142
Digital Realty Trust LP, 5.875%, 02/01/20	1,427,000	1,496,080
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	6,028,000	6,709,899

		17,420,075

Retail (1.2%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	1,966,000	1,928,013
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Wal-Mart Stores, Inc., 4.250%, 04/15/21	7,266,000	7,418,513
Walgreen Co., 4.875%, 08/01/13	2,378,000	2,574,076
Wesfarmers Ltd., 6.998%, 04/10/13(b)	3,403,000	3,725,948

		15,646,550

Semiconductors (0.1%)
Analog Devices Inc., 3.000%, 04/15/16	1,044,000	1,069,790

Software (0.9%)
Fiserv, Inc., 4.750%, 06/15/21	3,660,000	3,640,404
Oracle Corp., 5.750%, 04/15/18	7,305,000	8,360,317

		12,000,721

Telecommunication Services (1.6%)
AT&T, Inc., 4.950%, 01/15/13	2,995,000	3,174,766
AT&T, Inc., 5.100%, 09/15/14	3,100,000	3,406,720
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	3,528,000	3,819,060
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	2,317,000	2,553,867
Cisco Systems, Inc., 5.500%, 02/22/16	2,187,000	2,486,632
Juniper Networks, Inc., 3.100%, 03/15/16	715,000	728,519
Rogers Communications, Inc., 7.500%, 03/15/15	1,298,000	1,536,679
Verizon Communications, Inc., 5.250%, 04/15/13	2,638,000	2,832,531

		20,538,774

Transportation (0.2%)
United Parcel Service, Inc., 3.125%, 01/15/21	2,424,000	2,302,066

Trucking & Leasing (0.5%)
Aviation Capital Group, 7.125%, 10/15/20(b)	3,844,000	3,971,044
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	2,427,000	2,394,357

		6,365,401

Water (0.3%)
Veolia Environment SA, 6.000%, 06/01/18	2,828,000	3,191,783

Total Corporate Bonds (Cost $378,991,383)		404,550,989

U.S. Government Agency Mortgages (1.2%)
Government National Mortgage Association (1.2%)
Pool #751387, 4.743%, 01/20/61	14,596,323	15,647,448

Total U.S. Government Agency Mortgages (Cost $15,158,150)		15,647,448

U.S. Treasury Obligations (60.7%)

U.S. Treasury Notes (60.7%)
1.000%, 08/31/11	161,290,000	161,541,935
0.750%, 11/30/11	128,822,000	129,169,175
1.250%, 10/31/15	147,950,000	146,701,598
1.750%, 05/31/16	144,120,000	144,344,827
2.750%, 02/15/19	63,090,000	63,696,232
3.375%, 11/15/19	52,385,000	54,611,363
3.125%, 05/15/21	78,507,000	78,286,395

Total U.S. Treasury Obligations (Cost $774,894,823)		778,351,525

Units (0.0%)

Commercial Services (0.0%)
Alion Science Technology Corp.*(d)(e)	65	—

Total Units (Cost $4,358)		—

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Short-Term Investment (0.1%)
RidgeWorth Funds Securities Lending Joint Account(f)	1,499,680	1,499,680

Total Short-Term Investment (Cost $1,499,680)		1,499,680

Money Market Fund (5.5%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	69,930,489	69,930,489

Total Money Market Fund (Cost $69,930,489)		69,930,489

Total Investments (Cost $1,257,733,415)(h) — 100.5%		1,287,711,298
Liabilities in excess of other assets — (0.5)%		(6,216,758)

Net Assets — 100.0%		$1,281,494,540

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.9% of net assets as of June 30, 2011.

(c)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $1,468,542.

(d)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2011.

(e)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(g)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(h)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations (1.3%)
Federal National Mortgage Association, Ser 2011-46, Cl B, 3.000%, 05/25/26	3,925,000	3,550,707
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.611%, 11/15/30(a)	555,000	575,187

Total Collateralized Mortgage Obligations (Cost $4,014,021)		4,125,894

Bank Loans (0.3%)

Electric (0.1%)
NRG Energy, Inc., 4.000%, 02/01/13(a)(b)	173,065	172,613
NRG Energy, Inc., Term Loan, 4.000%, 02/01/13(a)(b)	165,691	165,259

		337,872

Food (0.0%)
Dole Food Co., Inc., Term Loan C, 5.000%-5.500%, 03/02/17(a)(b)	41,514	41,497
Dole Food Co., Inc., Term Loan B, 5.000%-5.500%, 03/02/17(a)(b)	16,714	16,707

		58,204

Health Care (0.0%)
Vanguard Health Holding Co. II LLC, Term Loan B, 5.000%, 01/29/16(a)(b)	298	297

Industrials (0.0%)
Bucyrus International, Inc., Term Loan C, 4.250%, 02/19/16(a)(b)	394	394

Lodging (0.0%)
VML U.S. Finance LLC, Term Loan B, 4.690%, 05/25/12(a)(b)	43,141	43,028
VML U.S. Finance LLC, Term Loan B, 4.690%, 05/27/13(a)(b)	74,688	74,493

		117,521

Real Estate (0.2%)
Istar Financial, Inc., Term Loan A1, 5.000%, 06/28/13(a)(b)	303,904	299,015
Istar Financial, Inc., Term Loan A2, 7.000%, 06/30/14(a)(b)	165,000	164,244

		463,259

Total Bank Loans (Cost $968,908)		977,547

Corporate Bonds (39.9%)

Aerospace/Defense (1.0%)
Boeing Co. (The), 5.125%, 02/15/13	909,000	970,710
United Technologies Corp., 6.125%, 02/01/19	1,717,000	2,007,967

		2,978,677

Auto Manufacturers (0.4%)
PACCAR, Inc., 6.375%, 02/15/12	1,124,000	1,162,080

Banks (2.2%)
Bank of Nova Scotia, 2.375%, 12/17/13	782,000	804,378
Bank of Nova Scotia, 3.400%, 01/22/15	841,000	883,536
HSBC Bank PLC, 3.100%, 05/24/16(b)	591,000	587,093
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,121,000	1,150,295
JPMorgan Chase & Co., 4.400%, 07/22/20	1,609,000	1,576,286
JPMorgan Chase & Co., 6.300%, 04/23/19	383,000	431,693
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Northern Trust Corp., 5.200%, 11/09/12	1,384,000	1,466,834

		6,900,115

Beverages (1.1%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	1,173,000	1,204,416
Diageo Capital PLC, 5.200%, 01/30/13	605,000	645,230
SABMiller PLC, 6.200%, 07/01/11(b)	1,396,000	1,396,000

		3,245,646

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	308,000	312,471

Chemicals (1.9%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	721,000	757,120
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	646,000	656,376
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	893,000	966,603
Praxair, Inc., 1.750%, 11/15/12	1,869,000	1,894,689
Praxair, Inc., 4.625%, 03/30/15	1,437,000	1,584,405

		5,859,193

Computers (0.5%)
Hewlett-Packard Co., 4.500%, 03/01/13	515,000	545,410
IBM Corp., 5.600%, 11/30/39	920,000	971,562

		1,516,972

Diversified Financial Services (5.0%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(b)	1,015,000	993,935
CME Group, Inc., 5.400%, 08/01/13	892,000	970,547
CME Group, Inc., 5.750%, 02/15/14	801,000	889,707
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	906,000	960,985
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	931,000	1,035,040
ERAC USA Finance LLC, 5.800%, 10/15/12(b)	860,000	906,666
Ford Motor Credit Co. LLC, 5.000%, 05/15/18*	1,639,000	1,633,396
Jefferies Group, Inc., 8.500%, 07/15/19	673,000	795,948
Lazard Group LLC, 7.125%, 05/15/15	1,497,000	1,684,444
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	968,000	968,103
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	945,000	941,941
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	1,265,000	1,330,623
Toyota Motor Credit Corp., 3.200%, 06/17/15	561,000	583,053
Woodside Finance Ltd., 4.600%, 05/10/21(b)	1,680,000	1,648,878

		15,343,266

Electric (1.9%)
Alabama Power Co., 5.800%, 11/15/13	862,000	954,018
Duke Energy Carolinas LLC, 4.300%, 06/15/20	344,000	356,718
Exelon Generation Co. LLC, 6.200%, 10/01/17	934,000	1,053,654
Georgia Power Co., 6.000%, 11/01/13	487,000	540,362
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	707,000	761,361
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	457,000	527,374
Southern California Edison Co., 5.750%, 03/15/14	900,000	1,006,852
Wisconsin Power & Light Co., 6.375%, 08/15/37	493,000	573,716

		5,774,055

Food (1.2%)
Kellogg Co., 4.250%, 03/06/13	763,000	805,249
Kraft Foods, Inc., 6.500%, 02/09/40	663,000	736,443
Kroger Co. (The), 7.500%, 01/15/14	531,000	606,943
Tesco PLC, 5.500%, 11/15/17(b)	1,393,000	1,575,348

		3,723,983

Healthcare — Products (0.5%)
Becton Dickinson and Co., 3.250%, 11/12/20	372,000	354,094
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Covidien International Finance SA, 6.000%, 10/15/17	952,000	1,112,598

		1,466,692

Healthcare — Services (0.6%)
Roche Holdings, Inc., 7.000%, 03/01/39(b)	1,620,000	1,966,024

Insurance (2.1%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,484,000	1,546,703
Berkshire Hathaway, Inc., 4.600%, 05/15/13	975,000	1,040,109
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	700,000	678,096
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	1,851,000	1,859,217
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	691,000	722,465
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	637,000	724,834

		6,571,424

Media (1.6%)
Comcast Corp., 6.450%, 03/15/37	464,000	496,274
NBC Universal, Inc., 5.950%, 04/01/41(b)	748,000	760,635
Thomson Reuters Corp., 5.950%, 07/15/13	278,000	304,074
Time Warner Cable, Inc., 5.850%, 05/01/17	1,926,000	2,165,889
Time Warner Cable, Inc., 8.250%, 02/14/14	915,000	1,064,281
Time Warner, Inc., 6.200%, 03/15/40	255,000	261,242

		5,052,395

Mining (0.9%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	341,000	358,964
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	673,000	706,463
Barrick PD Australia Finance Property Ltd., 5.950%, 10/15/39	630,000	636,934
Newmont Mining Corp., 6.250%, 10/01/39	1,042,000	1,081,615

		2,783,976

Miscellaneous Manufacturer (1.9%)
Danaher Corp., 3.900%, 06/23/21	741,000	738,084
General Electric Co., 5.000%, 02/01/13	1,987,000	2,109,000
General Electric Co., 5.250%, 12/06/17	600,000	664,694
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,347,000	1,601,172
Siemens Financieringsmat, 6.125%, 08/17/26(b)	788,000	892,160

		6,005,110

Office/Business Equip (0.6%)
Xerox Corp., 5.500%, 05/15/12	624,000	648,782
Xerox Corp., 6.350%, 05/15/18	968,000	1,109,577

		1,758,359

Oil & Gas (1.5%)
Ensco PLC, 4.700%, 03/15/21	960,000	969,776
Shell International Finance BV, 6.375%, 12/15/38	2,323,000	2,693,495
Statoil ASA, 3.125%, 08/17/17	382,000	385,344
Total Capital SA, 3.000%, 06/24/15	553,000	575,338

		4,623,953

Oil & Gas Services (0.7%)
Baker Hughes, Inc., 5.125%, 09/15/40	762,000	737,957
Weatherford International Ltd., 5.125%, 09/15/20	694,000	708,589
Weatherford International Ltd., 6.500%, 08/01/36	576,000	594,154

		2,040,700

Pharmaceuticals (2.7%)
Abbott Laboratories, 5.600%, 11/30/17	1,599,000	1,853,086
Express Scripts, Inc., 5.250%, 06/15/12	1,272,000	1,323,358
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,069,000	1,219,338
Merck & Co., Inc., 6.550%, 09/15/37	642,000	758,045
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Novartis Securities Investment Ltd., 5.125%, 02/10/19	602,000	668,505
Sanofi-Aventis SA, 4.000%, 03/29/21	1,521,000	1,521,169
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	332,000	363,772
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	637,000	655,477

		8,362,750

Pipelines (3.0%)
El Paso Natural Gas Co., 5.950%, 04/15/17	495,000	560,179
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	513,000	574,277
Energy Transfer Partners LP, 6.050%, 06/01/41, Callable 12/01/40 @100	654,000	633,804
Energy Transfer Partners LP, 6.625%, 10/15/36	662,000	683,069
Enterprise Products Operating LLC, 5.250%, 01/31/20	1,402,000	1,491,599
Enterprise Products Operating LLC, Ser J, 5.750%, 03/01/35	627,000	609,121
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	935,000	1,048,355
Southern Natural Gas Co., 5.900%, 04/01/17(b)	305,000	346,679
TC Pipelines LP, 4.650%, 06/15/21	877,000	872,290
TransCanada PipeLines Ltd., 6.100%, 06/01/40	823,000	871,865
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	394,000	446,146
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @ 100	1,079,000	1,035,725

		9,173,109

Real Estate Investment Trusts (1.6%)
BioMed Realty LP, 3.850%, 04/15/16	748,000	753,902
Digital Realty Trust LP, 4.500%, 07/15/15	1,954,000	2,033,680
Digital Realty Trust LP, 5.875%, 02/01/20	400,000	419,363
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,587,000	1,766,525

		4,973,470

Retail (2.0%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	487,000	477,590
Wal-Mart Stores, Inc., 5.250%, 09/01/35	287,000	287,018
Wal-Mart Stores, Inc., 6.500%, 08/15/37	2,456,000	2,820,669
Walgreen Co., 4.875%, 08/01/13	697,000	754,471
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,668,000	1,826,295

		6,166,043

Semiconductors (0.1%)
Analog Devices Inc., 3.000%, 04/15/16	264,000	270,522

Software (0.9%)
Fiserv, Inc., 4.750%, 06/15/21	977,000	971,769
Oracle Corp., 5.750%, 04/15/18	1,497,000	1,713,264

		2,685,033

Telecommunication Services (2.9%)
AT&T, Inc., 4.950%, 01/15/13	1,008,000	1,068,502
AT&T, Inc., 5.100%, 09/15/14	837,000	919,814
AT&T, Inc., 6.450%, 06/15/34	512,000	546,528
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,082,000	1,171,265
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	667,000	735,187
Cisco Systems, Inc., 5.500%, 02/22/16	668,000	759,520
Cisco Systems, Inc., 5.500%, 01/15/40	1,236,000	1,237,927
Juniper Networks, Inc., 3.100%, 03/15/16	219,000	223,141
Rogers Communications, Inc., 7.500%, 03/15/15	612,000	724,536
Verizon Communications, Inc., 5.250%, 04/15/13	735,000	789,200
Verizon Communications, Inc., 5.550%, 02/15/16	724,000	815,602

		8,991,222

Transportation (0.2%)
United Parcel Service, Inc., 3.125%, 01/15/21	626,000	594,510

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Trucking & Leasing (0.5%)
Aviation Capital Group, 7.125%, 10/15/20(b)	1,085,000	1,120,860
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	535,000	527,804

		1,648,664

Water (0.3%)
Veolia Environment SA, 6.000%, 06/01/18	945,000	1,066,561

Total Corporate Bonds (Cost $115,075,522)		123,016,975

U.S. Government Agency Mortgages (1.3%)

Government National Mortgage Association (1.3%)

Pool #751387, 4.743%, 01/20/61	3,646,035	3,908,597

Total U.S. Government Agency Mortgages (Cost $3,788,466)		3,908,597

U.S. Treasury Obligations (53.0%)

U.S. Treasury Bonds (7.5%)
4.750%, 02/15/41	21,814,000	23,187,606

U.S. Treasury Notes (45.5%)
1.000%, 08/31/11	19,325,000	19,355,186
0.750%, 11/30/11	40,686,000	40,795,649
1.250%, 10/31/15 (c)	16,468,000	16,329,043
1.750%, 05/31/16	14,409,000	14,431,478
2.750%, 02/15/19	13,546,000	13,676,163
3.375%, 11/15/19	12,344,000	12,868,620
3.125%, 05/15/21	22,937,000	22,872,547

		140,328,686

Total U.S. Treasury Obligations (Cost $163,504,472)		163,516,292

Units (0.0%)

Commercial Services (0.0%)
Alion Science Technology Corp.*(d)(e)	20	—

Total Units (Cost $1,341)		—

Money Market Fund (6.7%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(f)	20,593,441	20,593,441

Total Money Market Fund (Cost $20,593,441)		20,593,441

Total Investments (Cost $307,946,171)(g) — 102.5%		316,138,746
Liabilities in excess of other assets — (2.5)%		(7,835,218)

Net Assets — 100.0%		$308,303,528

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.8% of net assets as of June 30, 2011.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2011.

(e)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(f)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(g)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

Amounts designated as “-” are $0 or have been rounded to $0.
Interest Rate Swaps

							Upfront
			Variable Rate	Fixed Rate			Payments		Unrealized
Underlying		Notional	Paid by the	Received by	Floating Rate	Expiration	Made		Appreciation/
Instrument	Counterparty	Amount($)	Fund(%)	the Fund(%)	Index	Date	(Received)($)	Value($)	(Depreciation)($)

Australian Dollar	Morgan Stanley	17,003,000	5.200	5.500	Australia Bank Bill 6 Month	05/09/15	—	54,447	54,447
Brazilian Real	Barclays Bank PLC	19,600,000	1.000	12.290	Brazil Cetip Interbank Deposit Rate	01/02/14	—	(69,191)	(69,191)
Chilean Peso	Morgan Stanley	7,726,832,000	4.970	5.635	Chile Central Bank Daily Midday Interbank Rate	05/26/13	—	(13,737)	(13,737)
Mexican Peso	Barclays Bank PLC	101,290,000	4.835	6.045	Mexico Interbank TIIE 28 Day	06/19/15	—	(35,835)	(35,835)

							—	$(64,316)	$(64,316)

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2011.
Forward Foreign Currency Contracts
At June 30, 2011, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount in	Contract		Unrealized
		Delivery	Local	Value in	Market	Appreciation/
Currency	Counterparty	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	JPMorgan	07/13/11	1,489,661	1,577,000	1,596,118	(19,118)
Australian Dollar	JPMorgan	09/01/11	734,652	774,000	782,205	(8,205)
Euro	Deutsche Bank AG	08/16/11	1,116,639	1,610,752	1,617,395	(6,643)
Euro	JPMorgan	07/29/11	550,611	785,000	797,935	(12,935)
New Zealand Dollar	JPMorgan	08/01/11	957,481	785,000	791,829	(6,829)

Total Short Contracts				$5,531,752	$5,585,482	$(53,730)

Long:
Australian Dollar	JPMorgan	07/13/11	1,489,661	1,563,399	1,596,117	32,718
Euro	Deutsche Bank AG	08/16/11	1,116,639	1,589,492	1,617,395	27,903

Total Long Contracts				$3,152,891	$3,213,512	$60,621

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (89.4%)
Alabama (1.1%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	9,000,000	9,567,720

Alaska (5.2%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	18,000,000	20,346,660
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC	15,500,000	17,434,400
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, AGC	7,250,000	7,960,065

		45,741,125

California (8.7%)
California Health Facilities Financing Authority, Ser C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500,000	4,022,165
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500,000	7,257,965
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	100,000	129,805
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,400,000	5,904,306
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	24,500,000	27,217,785
Los Angeles California Community College District, Ser A, GO, 6.000%, 08/01/33	10,000,000	11,056,800
Los Angeles California Wastewater System, Ser A, RB, 5.750%, 06/01/34, Callable 06/01/19 @ 100	5,000,000	5,437,300
Orange County Loma Ridge, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	895,000	1,063,582
University of California, Ser O, RB, 5.750%, 05/15/27, Callable 05/15/19 @ 100	3,000,000	3,379,560
University of California, Ser O, RB, 5.750%, 05/15/28, Callable 05/15/19 @ 100	10,000,000	11,207,600

		76,676,868

Connecticut (1.5%)
Connecticut State, Ser B, GO, 5.000%, 12/01/16, NATL-RE	8,000,000	8,776,320
Connecticut State, Ser B, GO, 5.000%, 06/01/17, NATL-RE	3,000,000	3,287,700
Connecticut State Health & Educational Facilities Authority, Ascension Health Credit Group, RB, 3.500%, 11/15/29, Mandatory Put 02/01/12 @ 100(a)	1,395,000	1,419,161

		13,483,181

District of Columbia (1.0%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	8,000,000	8,868,480

Florida (4.6%)
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000,000	1,032,610
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000,000	1,032,610
Broward County School Board, Ser A, COP, 5.250%, 07/01/22	5,860,000	6,244,885
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950,000	1,151,258
Florida State Board of Education, Capital Outlay, Public Education Project, Ser A, GO, 5.000%, 06/01/13	7,755,000	8,414,098
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/13 @ 100, FGIC/MBIA-RE	2,130,000	2,250,941
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Economically defeased 07/01/12 @ 101, NATL-RE/FGIC	3,500,000	3,700,900
Highlands County Health Facilities Authority, Adventist Health, Ser G, RB, 5.125%, 11/15/18, Callable 11/15/16 @ 100(a)	2,900,000	3,201,136
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, AGM	1,000,000	1,027,460
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.000%, 07/01/23, Callable 07/01/18 @ 100	2,000,000	2,248,700
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.125%, 07/01/25, Callable 07/01/18 @ 100	3,000,000	3,337,440
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 101, FGIC(a)	3,000,000	3,011,160
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, AGM	2,000,000	2,175,940
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Prerefunded 10/01/11 @ 101, AMBAC	1,640,000	1,677,654

		40,506,792

Georgia (1.2%)
Georgia State, Ser C, GO, 5.500%, 07/01/15, Callable 07/01/14 @ 100	5,595,000	6,329,232
Henry County School District, GO, 5.000%, 08/01/13, NATL-RE/FGIC	4,030,000	4,399,752

		10,728,984

Illinois (2.7%)
Chicago O’ Hare International Airport, AMT, RB, 5.000%, 01/01/17	3,645,000	3,979,392
Chicago O’ Hare International Airport, AMT, RB, 5.000%, 01/01/18	2,000,000	2,167,080
Chicago O’ Hare International Airport, Third Lien, Ser D, RB, 5.250%, 01/01/19, Callable 01/01/15 @ 100, NATL-RE, AMT	7,680,000	7,998,490
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, AGS	4,340,000	4,951,115
Illinois State Sales Tax, First Ser, RB, 5.000%, 06/15/22, Callable 06/15/13 @ 100(b)	2,975,000	3,044,199
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	2,000,000	2,082,220

		24,222,496

Kansas (3.7%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/22, Callable 11/15/17 @ 100	2,000,000	2,146,720
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/24, Callable 11/15/17 @ 100	2,750,000	2,911,205
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100(b)	26,090,000	27,523,385

		32,581,310

Kentucky (0.4%)
Louisville & Jefferson County Regional Airport Authority System, Ser C, RB, 5.500%, 07/01/15, Callable 07/01/13 @ 100, AGM, AMT	3,625,000	3,856,275

Maryland (5.7%)
Baltimore, Ser A, RB, 5.000%, 07/01/41	4,750,000	4,924,088
Maryland State, Ser B, GO, 5.000%, 03/01/18	5,000,000	5,945,500
Maryland State, Ser B, GO, 5.000%, 03/15/18	15,055,000	17,910,030
Maryland State & Local Facilities, Second Ser B, GO, 5.000%, 08/15/20, Callable 08/15/19 @ 100	14,030,000	16,507,277
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500,000	4,973,220

		50,260,115

Massachusetts (5.5%)
Boston, Ser A, GO, 5.000%, 04/01/15	4,585,000	5,245,102
Commonwealth of Massachusetts, Ser B, GO, 5.250%, 08/01/20	15,500,000	18,524,825
Massachusetts Bay Transportation Authority, Ser B, RB, 5.250%, 07/01/20	13,750,000	16,318,088
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 01/01/15	2,000,000	2,262,140
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310,000	5,978,741

		48,328,896

Michigan (1.0%)
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100(a)	2,000,000	2,050,260
Lansing Board of Water & Light, Ser A, RB, 5.000%, 07/01/37	3,000,000	3,014,070
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300,000	3,477,540

		8,541,870

Minnesota (0.6%)
Minnesota Public Facilities Authority, Revolving Fund, Ser A, RB, 5.000%, 03/01/14	5,000,000	5,569,950

Missouri (0.9%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20, Callable 05/01/17 @ 100	6,500,000	7,493,070

Nevada (2.2%)
Clark County School District, Ser A, GO, 5.000%, 06/15/13, AGM	5,000,000	5,399,150
Clark County School District, Ser A, GO, 5.000%, 06/15/19, Callable 06/15/15 @ 101, NATL-RE/FGIC	13,250,000	14,361,145

		19,760,295

New Jersey (15.6%)
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, AGM(b)	8,000,000	9,197,440
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @ 100, AGM(b)	16,500,000	19,073,505
New Jersey Economic Development Authority, School Facilities Construction, Ser EE, RB, 5.000%, 09/01/18	13,750,000	15,141,500
New Jersey Economic Development Authority, School Facilities Construction, Ser O, RB, 5.000%, 03/01/20, Callable 03/01/15 @ 100	5,000,000	5,180,700
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund, Ser A, RB, 5.000%, 09/01/16, Callable 09/01/15 @ 100, AGM	9,000,000	9,797,040
New Jersey Environmental Infrastructure Trust, Ser B, RB, 5.000%, 09/01/28, Callable 09/01/19 @ 100	7,410,000	8,099,871
New Jersey Higher Education Student Assistance Authority, AMT, RB, 5.000%, 12/01/18(c)	15,000,000	15,664,350
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser A, RB, 6.000%, 12/15/38, Prerefunded 12/15/18 @ 100	7,710,000	8,274,141
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser D, RB, 5.000%, 06/15/19, Callable 06/15/15 @ 100, AGM	13,125,000	13,972,481
New Jersey Transportation Trust Fund Authority, Ser A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	5,817,357
New Jersey Transportation Trust Fund Authority, Ser B, RB, 5.250%, 12/15/16, Callable 12/15/15 @ 100, NATL-RE	10,000,000	11,111,300
New Jersey Transportation Trust Fund Authority, Ser B, RB, 5.250%, 12/15/17, NATL-RE/FGIC	15,000,000	16,475,250

		137,804,935

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

New York (8.4%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC/MBIA-RE	1,075,000	1,101,037
Erie County Industrial Development Agency, City School District Buffalo, Ser A, RB, 5.750%, 05/01/29, Callable 05/01/18 @ 100, BHAC	5,340,000	5,850,344
New York City, Ser H, GO, 5.000%, 08/01/14, AMBAC	7,400,000	8,283,338
New York City Municipal Water Finance Authority, Water & Sewer System, Ser A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100(b)	15,330,000	16,828,048
New York City Transitional Finance Authority, Building Aid, Ser S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100, State Aid Withholding	7,500,000	8,243,550
New York Local Government Assistance Corp., Ser B, RB, 5.000%, 04/01/14	8,925,000	9,934,417
New York State Urban Development Corporation, Ser B, RB, 5.000%, 01/01/14	6,690,000	7,335,853
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 09/15/24, GO of Authority	7,925,000	8,194,925
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 09/15/25, GO of Authority	4,835,000	4,969,461
Tobacco Settlement Financing Corp., Ser A-1, RB, 5.500%, 06/01/14, Callable 10/25/10 @ 100	415,000	416,544
Triborough Bridge & Tunnel Authority, RB, 5.000%, 11/15/15	2,475,000	2,850,433

		74,007,950

North Carolina (1.1%)
North Carolina State, GO, 5.000%, 05/01/16, Prerefunded 05/01/2013 @ 100	3,500,000	3,783,255
North Carolina State, Ser A, GO, 5.000%, 03/01/17	3,000,000	3,543,180
University of North Carolina, Chapel Hill, Ser A, RB, 5.000%, 02/01/14	1,885,000	2,059,909

		9,386,344

Ohio (0.3%)
Cleveland Stadium Project, Ser A, COP, 5.000%, 11/15/16	2,200,000	2,439,426

Oregon (1.0%)
Oregon State Department of Transportation, Highway User Tax, Ser B, RB, 5.000%, 11/15/17, Callable 11/15/14 @ 100	2,500,000	2,796,075
Tri-County Metropolitan Transportation District, Refunding Limited Tax Pledge, Ser A, RB, 5.000%, 09/01/20, AGM	5,170,000	5,770,547

		8,566,622

Pennsylvania (3.3%)
Allegheny County Port Authority, RB, 5.750%, 03/01/29, Callable 03/01/21 @ 100	7,500,000	8,063,475
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, AGM	8,790,000	10,268,566
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/23, Callable 03/15/19 @ 100, GO of Authority	6,750,000	7,730,843
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/24, Callable 03/15/19 @ 100, GO of Authority	2,500,000	2,830,050

		28,892,934

South Carolina (1.2%)
Beaufort County School District, Ser D, GO, 5.000%, 03/01/17, SCSDE	6,500,000	7,623,005
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, AGM	2,300,000	2,502,952

		10,125,957

Texas (7.7%)
Austin, Ser 2005, GO, 5.000%, 09/01/19, NATL-RE	5,000,000	5,532,500
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000,000	6,957,360
Frisco Independent School District, Ser A, GO, 5.000%, 08/15/40, PSF-GTD	13,510,000	14,098,496
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050,000	4,487,845
Houston Utility Systems, Ser D, RB, 5.000%, 11/15/40	8,500,000	8,623,335
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 11/08/10 @ 100, AGM	1,185,000	1,189,941
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, NATL-RE	2,690,000	2,974,898
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Callable 02/01/15 @ 100	1,875,000	1,997,719
Texas State, RB, TRANs, 2.000%, 08/31/11	3,000,000	3,008,070
Texas State Public Finance Authority, Unemployment Comp., Ser A, RB, 5.000%, 01/01/15	5,000,000	5,660,850
Texas State Public Finance Authority, Unemployment Comp., Ser A, RB, 5.000%, 01/01/17, Callable 01/01/16 @ 100	5,000,000	5,700,650
Texas State Public Finance Authority, Charter School Finance Corp., Ser A, RB, 6.200%, 02/15/40, Callable 02/15/20 @ 100	2,500,000	2,393,500
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, AGM	5,035,000	5,629,583

		68,254,747

Virginia (2.0%)
Virginia College Building Authority Educational Facilities, 21st Century College & Equipment Program, Ser D, RB, 5.000%, 02/01/13	4,130,000	4,430,416
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/34, ST APPROP	6,000,000	6,315,000
Virginia State, Ser D, GO, 5.000%, 06/01/18	6,000,000	7,166,640

		17,912,056

Washington (2.8%)
Energy Northwest, Ser A, RB, 5.000%, 07/01/21(c)	7,000,000	7,607,180
Pierce County School District No 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC/MBIA-RE	5,200,000	5,668,832
Washington State, Ser A, GO, 5.000%, 07/01/19, Callable 07/01/14 @ 100	2,855,000	3,128,880
Washington State, Ser A, GO, 5.000%, 07/01/20, Callable 07/01/15 @ 100, AGM	7,700,000	8,417,332

		24,822,224

Total Municipal Bond (Cost $763,284,780)		788,400,622

Money Market Fund (12.1%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.11%(d)	106,970,263	106,970,263

Total Money Market Fund (Cost $106,970,263)		106,970,263

Total Investments (Cost $870,255,043)(e) — 101.5%		895,370,885
Liabilities in excess of other assets — (1.5)%		(13,384,885)

Net Assets — 100.0%		$881,986,000

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(b)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(c)	Denotes investment purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

AGC	— Security guaranteed by Assured Guaranty Corporation
AGM	— Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation
AMT	— Income subject to Alternative Minimum Tax
BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation
COP	— Certificate of Participation
ETM	— Escrowed to Maturity
FGIC	— Security guaranteed by Financial Guaranty Insurance Company
GO	— General Obligation
See Notes to Schedules of Portfolio Investments.

MBIA-RE	— Security guaranteed by Municipal Bond Insurance Association
NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program
RB	— Revenue Bond
SCSDE	— Security guaranteed by South Carolina School Discount Enhancement
ST APPROP	— State Appropriation
TRANs	— Tax and Revenue Anticipation Notes
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (33.3%)
Automobiles (6.7%)
AmeriCredit Automobile Receivables Trust, Ser 2007-DF, Cl A4B, 0.990%, 06/06/14(a)	903,040	904,261
Franklin Auto Trust, Ser 2008-A, Cl A4B, 2.136%, 05/20/16(a)	569,354	571,181

		1,475,442

Credit Card (18.3%)
Cabela’s Master Credit Card Trust, Ser 2010-2A, Cl A2, 0.887%, 09/17/18(a)(b)	1,000,000	1,008,418
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A, 0.267%, 09/15/15(a)	1,000,000	999,023
Discover Card Master Trust, Ser 2007-A2, Cl A2, 0.587%, 06/15/15(a)	1,000,000	1,003,119
Penarth Master Issuer PLC, Ser 2011-1A, Cl A1, 0.850%, 05/18/15(a)(b)	1,000,000	1,000,000

		4,010,560

Home Equity (3.7%)
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1, 0.336%, 03/20/36(a)	873,578	802,454

Other (4.6%)
SLM Student Loan Trust, Ser 2006-5, Cl A4, 0.354%, 04/25/23(a)	1,015,000	1,003,588

Total Asset-Backed Securities (Cost $7,292,880)		7,292,044

Collateralized Mortgage Obligations (61.7%)
CDC Commercial Mortgage Trust, Ser 2002-FX1, Cl A2, 5.676%, 11/15/30	271,962	274,031
Federal Home Loan Mortgage Corporation, Ser 2474, Cl FJ, 0.537%, 07/15/17(a)	690,749	691,757
Federal Home Loan Mortgage Corporation, Ser 2589, Cl F, 0.385%, 03/17/33(a)	1,138,202	1,132,215
Federal Home Loan Mortgage Corporation, Ser 2693, Cl BF, 0.587%, 07/15/22(a)	1,226,840	1,228,254
Federal Home Loan Mortgage Corporation, Ser 2834, Cl KF, 0.537%, 04/15/30(a)	889,483	889,382
Federal National Mortgage Association, Ser 2004-79, Cl FM, 0.486%, 11/25/24(a)	2,618,600	2,608,823
Federal National Mortgage Association, Ser 2005-41, Cl LF, 0.436%, 09/25/33(a)	1,426,775	1,426,554
Federal National Mortgage Association, Ser 2010-90, Cl MF, 0.586%, 04/25/28(a)	2,377,618	2,367,885
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A3, 4.371%, 01/10/38	10,677	10,673
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A4, 4.529%, 01/12/37	718,000	720,907
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A, 0.640%, 01/08/20(a)	950,018	950,465
NCUA Guaranteed Notes, Ser 2011-R5, Cl 1A, 0.570%, 04/06/20(a)	1,191,301	1,191,301

Total Collateralized Mortgage Obligations (Cost $13,443,752)		13,492,247

Money Market Fund (5.0%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	1,082,565	1,082,565

Total Money Market Fund (Cost $1,082,565)		1,082,565

Total Investments (Cost $21,819,197)(d) — 100.0%		21,866,856
Other assets in excess of liabilities — 0.0%		9,959

Net Assets — 100.0%		$21,876,815

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.
See Notes to Schedules of Portfolio Investments.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.2% of net assets as of June 30, 2011.

(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations (16.9%)
Federal Home Loan Mortgage Corporation, Ser 2945, Cl CZ, 5.000%, 03/15/35	759,469	778,884
Federal Home Loan Mortgage Corporation, Ser 3351, Cl PC, 6.000%, 07/15/37(a)	1,145,285	1,285,848
Federal Home Loan Mortgage Corporation, Ser 3753, Cl DC, 3.500%, 09/15/39	500,000	454,150
Federal Home Loan Mortgage Corporation, Ser 3763, Cl VQ, 4.000%, 07/15/27	180,000	175,757
Federal Home Loan Mortgage Corporation, Ser 3774, Cl EW, 3.500%, 12/15/25	411,000	384,311
Federal Home Loan Mortgage Corporation, Ser 3780, Cl CL, 3.500%, 12/15/25(a)	1,464,695	1,344,639
Federal National Mortgage Association, Ser 2010-134, Cl EB, 4.000%, 12/25/25	1,215,442	1,189,225
Federal National Mortgage Association, Ser 2010-144, Cl YB, 3.000%, 12/25/25	500,000	453,831
Federal National Mortgage Association, Ser 2010-44, Cl VP, 4.500%, 06/25/21	457,995	487,197
Federal National Mortgage Association, Ser 2011-8, Cl PV, 4.000%, 01/25/30	789,000	757,229
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl AM, 5.206%, 10/15/44(b)	500,000	524,648
Woodfield DUS, 4.210%, 08/01/21(c)	600,000	606,750

Total Collateralized Mortgage Obligations (Cost $8,274,138)		8,442,469

U.S. Government Agency Mortgages (79.7%)
Federal Home Loan Mortgage Corporation (14.5%)
Pool #G01843, 6.000%, 06/01/35	550,326	610,726
Pool #G02109, 6.000%, 03/01/36	890,001	982,675
Pool #G02163, 5.000%, 04/01/36	1,151,700	1,228,708
Pool #G04337, 5.500%, 04/01/38 (a)	1,380,425	1,494,574
Pool #G05671, 5.500%, 08/01/38 (c)	2,030,721	2,201,818
Pool #292, 3.500%, TBA(c)	750,000	716,133

		7,234,634

Federal National Mortgage Association (63.2%)
Pool #697146, 5.500%, 03/01/23	156,759	171,147
Pool #384, 3.000%, TBA(c)	2,200,000	2,185,564
Pool #776972, 5.500%, 04/01/29 (a)	649,309	708,480
Pool #254548, 5.500%, 12/01/32	506,432	551,475
Pool #555421, 5.000%, 05/01/33	622,563	665,367
Pool #555531, 5.500%, 06/01/33	432,664	471,146
Pool #730727, 5.000%, 08/01/33	465,468	497,471
Pool #725703, 6.000%, 08/01/34	1,548,744	1,717,997
Pool #725773, 5.500%, 09/01/34 (a)	2,777,416	3,022,708
Pool #735288, 5.000%, 03/01/35	3,188,662	3,406,404
Pool #735578, 5.000%, 06/01/35	957,374	1,022,151
Pool #888344, 5.000%, 10/01/35	322,062	343,853
Pool #255933, 5.500%, 11/01/35	667,001	725,283
Pool #AE0115, 5.500%, 12/01/35 (a)	1,670,275	1,816,975
Pool #745428, 5.500%, 01/01/36	413,989	450,163
Pool #745275, 5.000%, 02/01/36	2,616,098	2,793,107
Pool #745886, 5.500%, 04/01/36 (a)	1,854,869	2,016,946
Pool #745950, 6.000%, 11/01/36	290,301	319,940
Pool #256553, 6.000%, 01/01/37 (c)	559,831	616,988
Pool #889140, 5.500%, 05/01/37	1,179,839	1,283,669
Pool #888472, 6.000%, 07/01/37	815,819	897,582
Pool #889574, 6.000%, 08/01/37	734,349	809,324
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Pool #995722, 5.000%, 05/01/38	169,927	181,531
Pool #995196, 6.000%, 07/01/38	2,146,682	2,365,851
Pool #890101, 6.000%, 02/01/39	1,018,898	1,125,789
Pool #995724, 6.000%, 04/01/39	1,240,325	1,370,447

		31,537,358

Government National Mortgage Association (2.0%)
Pool #003931, 6.000%, 12/20/36	911,358	1,010,848

Total U.S. Government Agency Mortgages (Cost $39,342,162)		39,782,840

U.S. Treasury Obligation (0.9%)

U.S. Treasury Note (0.9%)
1.250%, 10/31/15	460,000	456,119

Total U.S. Treasury Obligation (Cost $457,540)		456,119

Money Market Fund (9.5%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	4,749,962	4,749,962

Total Money Market Fund (Cost $4,749,962)		4,749,962

Total Investments (Cost $52,823,802)(e) — 107.0%		53,431,390
Liabilities in excess of other assets — (7.0)%		(3,483,564)

Net Assets — 100.0%		$49,947,826

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

TBA	— To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (94.2%)
Georgia (3.1%)
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation III LLC, Ser A, RB, 4.750%, 06/15/41, Callable 06/15/20 @ 100, AGC	300,000	280,902
Thomasville Hospital Authority, John D. Archbold Memorial Hospital, RB, 5.250%, 11/01/35, Callable 11/01/20 @ 100	500,000	479,420

		760,322

Maryland (83.6%)
Baltimore, GO, 5.000%, 10/15/19	545,000	640,642
Baltimore, GO, 5.000%, 10/15/29, Callable 10/15/19 @ 100	500,000	534,960
Baltimore, Ser A, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, AGM	500,000	537,870
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550,000	590,832
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22, Callable 07/01/16 @ 100, AMBAC	1,000,000	1,084,600
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.625%, 07/01/39, Callable 07/01/19 @ 100	215,000	232,303
Charles County, GO, 4.000%, 04/01/17	500,000	561,535
Charles County, GO, 5.000%, 03/01/16	500,000	583,470
Frederick, GO, 5.000%, 03/01/27, Callable 03/01/19 @ 100	500,000	545,475
Frederick, GO, 5.000%, 03/01/34, Callable 03/01/19 @ 100	750,000	784,447
Frederick County, GO, 5.000%, 12/01/15	500,000	586,015
Frederick County, GO, 5.000%, 12/01/18	500,000	596,705
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	750,000	805,717
Howard County, GO, 5.000%, 02/15/15	1,000,000	1,141,970
Maryland Community Development Administration, Department of Housing & Community Development, RB, 5.000%, 09/01/27, Callable 03/01/17 @ 100, AMT	500,000	497,770
Maryland Community Development Administration, Department of Housing & Community Development, Ser A-1, RB, 3.500%, 06/01/22, Callable 06/01/20 @ 100	500,000	506,775
Maryland Community Development Administration, Department of Housing & Community Development Residential, Ser B, RB, 5.250%, 09/01/35, Callable 03/01/20 @ 100	300,000	307,536
Maryland Environmental Service, RB, 5.000%, 11/01/22, Callable 11/01/20 @ 100	500,000	553,935
Maryland Health & Higher Educational Facilities Authority, RB, 5.750%, 07/01/34	750,000	763,125
Maryland Health & Higher Educational Facilities Authority, RB, 6.000%, 07/01/41, Callable 07/01/21 @ 100	500,000	510,935
Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100	1,000,000	1,056,920
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, AGM	520,000	525,907
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.125%, 07/01/39, Callable 07/01/19 @ 100	500,000	494,500
Maryland State, GO, 5.250%, 03/01/17	590,000	704,779
Maryland State, Ser C, GO, 5.000%, 03/01/21, Callable 03/01/19 @ 100	500,000	581,990
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/18	500,000	599,560
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750,000	887,190

	Shares or
	Principal
	Amount($)	Value($)

Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	500,000	556,230
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	500,000	509,745
Montgomery County Revenue Authority, Transportation Fund Lease, Ser A, RB, 5.125%, 11/01/29, Callable 11/01/18 @ 100	250,000	263,328
Montgomery County, Department of Finance, Public Transport Equipment, COP, 4.000%, 05/01/17	500,000	542,090
Prince George’s County, COP, 5.000%, 10/01/23, Callable 10/01/20 @ 100	500,000	556,935
St. Mary’s County, Construction Public Improvement, GO, 4.000%, 07/15/18	375,000	422,404
Wicomico County, GO, 4.000%, 02/01/20	250,000	272,835

		20,341,030

New York (2.2%)
Monroe County Industrial Development Corp., Unity Hospital Rochester Project, RB, 5.500%, 08/15/40, FHA, Callable 02/15/21 @ 100	500,000	520,570

North Carolina (2.0%)
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33, Callable 03/01/21 @ 100	500,000	491,075

Puerto Rico (3.3%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.375%, 08/01/39, Callable 08/01/19 @ 100	750,000	801,405

Total Municipal Bonds (Cost $21,865,330)		22,914,402

Money Market Fund (6.4%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.11%(a)	1,559,165	1,559,165

Total Money Market Fund (Cost $1,559,165)		1,559,165

Total Investments (Cost $23,424,495)(b) — 100.6%		24,473,567
Liabilities in excess of other assets — (0.6)%		(140,226)

Net Assets — 100.0%		$24,333,341

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

AGC	— Security guaranteed by Assured Guaranty Corporation
AGM	— Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation
AMT	— Income subject to Alternative Minimum Tax
COP	— Certificate of Participation
FHA	— Security guaranteed by Federal Housing Administration
GO	— General Obligation
RB	— Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (97.2%)
North Carolina (89.2%)
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,855,000	1,909,537
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21, Callable 07/01/18 @ 100	1,080,000	1,232,723
Charlotte-Mecklenburg Hospital Authority, Health Care Systems, Ser A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000,000	1,072,870
Greensboro, Ser C, GO, 5.000%, 02/01/19	1,385,000	1,646,474
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605,000	1,732,838
Iredell County School Project, COP, 5.125%, 06/01/27, Callable 06/01/18 @ 100 AGM	1,000,000	1,051,950
Lenoir County, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, AGM	500,000	554,920
New Hanover County Hospital, New Hanover Regional Medical Center, Ser B, RB, 5.125%, 10/01/31, Callable 10/01/19 @ 100, AGM	2,000,000	2,032,800
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33, Callable 03/01/21 @ 100(b)	2,000,000	1,964,300
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100(a)	1,000,000	1,061,060
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal, Duke Energy Carolina, Ser A, RB, 4.625%, 11/01/40, Callable 11/01/20 @ 100	1,500,000	1,389,930
North Carolina Eastern Municipal Power Agency, RB, 6.000%, 01/01/18, AMBAC	1,000,000	1,178,630
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500,000	524,630
North Carolina Infrastructure Finance Corp., Ser A, COP, 5.000%, 02/01/15	2,290,000	2,591,066
North Carolina Medical Care Commission, RB, 5.000%, 10/01/20	1,215,000	1,350,825
North Carolina Medical Care Commission Health Care Facilities, Ser A, RB, 6.125%, 10/01/39, Callable 10/01/14 @ 100	750,000	772,927
North Carolina Medical Care Commission Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290,000	1,339,446
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.000%, 12/01/29, Callable 12/01/18 @ 100	750,000	805,590
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000,000	2,157,140
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.625%, 10/01/29, Callable 10/01/14 @ 100, AGM	500,000	515,130
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.875%, 10/01/38, Callable 10/01/14 @ 100, AGM	500,000	512,490
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20, Sinkable @ 01/01/19 @ 100	1,600,000	1,864,720
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.000%, 01/01/30, Callable 01/01/19 @ 100	3,000,000	3,071,580
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000,000	1,122,400
North Carolina State, Ser C, GO, 5.000%, 05/01/20	2,000,000	2,387,840
North Carolina State Ports Authority Facilities, Ser A, RB, 5.250%, 02/01/40, Callable 02/01/20 @ 100	1,500,000	1,490,910
North State Carolina, Ser A, GO, 5.000%, 03/01/16	1,000,000	1,132,300
Raleigh Durham Airport Authority, RB, 5.000%, 05/01/12, NATL-RE/FGIC, AMT	1,000,000	1,036,010
University of North Carolina Systems Pool, Ser A, RB, 5.250%, 10/01/28, Callable 10/01/19 @ 100	500,000	542,800
Wake County, GO, 5.000%, 03/01/20	1,000,000	1,172,470
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Wake County, RB, 5.000%, 01/01/26, Callable 01/01/20 @ 100	1,000,000	1,087,250
Wake County, Ser C, GO, 5.000%, 03/01/23	1,000,000	1,191,520
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,500,000	1,551,886
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39, Callable 06/01/19 @ 100(a)	2,000,000	2,065,920

		47,114,882

Puerto Rico (8.0%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Ser CC, RB, 5.500%, 07/01/30	1,095,000	1,104,012
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	550,000	563,068
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,400,000	1,396,066
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	1,100,000	1,144,913

		4,208,059

Total Municipal Bonds (Cost $49,996,808)		51,322,941

Money Market Fund (2.7%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.11%(c)	1,452,331	1,452,331

Total Money Market Fund (Cost $1,452,331)		1,452,331

Total Investments (Cost $51,449,139)(d) — 99.9%		52,775,272
Other assets in excess of liabilities — 0.1%		49,634

Net Assets — 100.0%		$52,824,906

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Denotes investment purchased on a when-issued or delayed-delivery basis.

(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation
AMT	— Income subject to Alternative Minimum Tax
COP	— Certificate of Participation
ETM	— Escrowed to Maturity
FGIC	— Security guaranteed by Financial Guaranty Insurance Company
GO	— General Obligation
NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation
RB	— Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)

Bank Loans (84.7%)

Aerospace/Defense (3.1%)
AM General LLC, 3.186%, 09/30/12(a)(b)	587,040	545,947
AM General LLC, 3.191%, 09/29/13(a)(b)	9,796,112	9,110,384
DAE Aviation Holdings, Inc., Term Loan B2, 5.280%, 07/31/14(a)(b)	8,555,226	8,480,368
DAE Aviation Holdings, Inc., Term Loan B1, 5.280%, 07/31/14(a)(b)	8,903,917	8,826,008
Delos Aircraft, Inc., Term Loan B2, 7.000%, 03/17/16(a)(b)	9,114,808	9,186,997
Hawker Beechcraft Acquisition Co. LLC, 2.186%-2.246%, 03/26/14(a)(b)	13,623,234	11,452,099
Hawker Beechcraft Acquisition Co. LLC, 2.246%, 03/26/14(a)(b)	842,429	708,172
Hawker Beechcraft Acquisition Co. LLC, 10.500%, 03/26/14(a)(b)	3,268,358	3,285,517
Huntington Ingalls Industries, Inc., Term Loan A, 2.750%-2.813%, 04/01/16(a)(b)	13,148,563	13,115,691
International Lease Finance Co. Revolver, 10/13/11(a)(b)(c)	10,000,000	9,866,700
MacAndrews AMG Holdings LLC, 6.053%, 04/17/12(a)(b)	23,142,439	22,506,022
Sequa Corp., 3.500%-3.510%, 12/03/14(a)(b)	12,523,085	12,324,844
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	4,681,693	4,673,874
Transdigm, Inc., New Term Loan B, 4.000%, 02/14/17(a)(b)	4,268,550	4,275,508
United Airlines, Inc., Term Loan B, 2.188%, 02/03/14(a)(b)	3,963,622	3,767,422
Wesco Aircraft Hardware Corp, New Term Loan B, 4.250%, 04/04/17(a)(b)	1,483,200	1,485,321

		123,610,874

Apparel (0.2%)
Claire’s Stores, Inc., Term Loan B, 2.996%-3.023%, 05/29/14(a)(b)	8,726,136	7,993,926

Auto Manufacturers (1.9%)
Chrysler Group LLC, Term Loan, 6.000%, 05/24/17(a)(b)	15,565,000	15,200,156
Delphi Corp., Term Loan B, 3.500%, 03/31/17(a)(b)	24,618,750	24,754,153
Ford Motor Co., Term Loan B1, 2.940%, 12/16/13(a)(b)	13,496,709	13,480,513
HHI Holdings LLC, New Term Loan B, 7.000%-7.750%, 03/21/17(a)(b)	9,865,275	9,865,275
Kar Auction Services, Inc., Term Loan B, 5.000%, 05/19/17(a)(b)	2,195,000	2,208,719
Metaldyne, Term Loan B 2011, 5.250%, 05/18/17(a)(b)	3,595,987	3,595,987
Tenneco, Inc., Term Loan B, 4.996%, 06/03/15(a)(b)	5,123,250	5,139,286

		74,244,089

Auto Parts & Equipment (1.3%)
Allison Transmission, Inc., Term Loan B, 2.940%, 08/07/14(a)(b)	24,101,055	23,597,584
Remy International, Inc., Term Loan B, 6.250%, 12/16/16(a)(b)	6,955,050	6,981,132
TI Automotive Ltd., Term Loan, 07/01/16(a)(b)(c)	6,077,684	6,092,878
Tomkins LLC, Term Loan B, 4.250%, 09/29/16(a)(b)	14,926,572	14,918,063

		51,589,657

Banks (0.2%)
CIT Group, Inc., 6.250%, 08/11/15(a)(b)	8,897,759	8,940,646

Building Materials (0.4%)
Armstrong World Industries, Inc., New Term Loan B, 4.000%, 03/09/18(a)(b)	9,905,175	9,900,223
Goodman Global Holdings, Inc., 1st Lien Term Loan, 5.750%, 10/28/16(a)(b)	5,453,788	5,461,368
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9.000%, 10/30/17(a)(b)	1,400,000	1,432,900

		16,794,491

Chemicals (3.6%)
Chemtura Corp., Term Loan B, 5.500%, 08/27/16(a)(b)	4,035,000	4,046,338
Houghton International, Inc., New Term Loan B, 6.750%, 01/29/16(a)(b)	4,409,862	4,426,399
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Huntsman International LLC, 1.718%, 04/21/14(a)(b)	2,777,648	2,702,763
Huntsman International LLC, Term Loan B, 2.773%, 04/19/17(a)(b)	7,573,385	7,358,377
INEOS U.S. Finance LLC, Term Loan A2, 7.001%, 12/14/12(a)(b)	78,984	81,452
INEOS U.S. Finance LLC, Term Loan B2, 7.501%, 12/16/13(a)(b)(d)	14,041,540	14,431,193
INEOS U.S. Finance LLC, Term Loan C2, 8.001%, 12/16/14(a)(b)(d)	11,111,139	11,475,029
ISP Chemco Inc., 1.688%, 06/04/14(a)(b)	28,195,033	28,066,746
MacDermid, Inc., 2.186%, 04/11/14(a)(b)	2,887,526	2,857,091
Metokote Corp., Term Loan B, 9.000%, 11/27/11(a)(b)	2,400,301	2,379,299
Momentive Specialty Chemicals, Inc., Term Loan C3, 2.436%, 05/05/13(a)(b)	1,762,355	1,656,614
Momentive Specialty Chemicals, Inc., Term Loan C5, 2.500%, 05/06/13(a)(b)	2,938,776	2,872,653
Momentive Specialty Chemicals, Inc., Term Loan C1, 4.000%, 05/05/15(a)(b)	3,246,674	3,187,422
Momentive Specialty Chemicals, Inc., Term Loan C2, 4.000%, 05/05/15(a)(b)	1,369,198	1,344,211
Nalco Co., Term Loan B1, 4.500%-5.250%, 10/05/17(a)(b)	4,525,800	4,547,162
Nexeo Solutions, LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	13,800,413	13,737,207
Omnova Solutions, Inc., Term Loan B, 5.750%, 05/31/17(a)(b)	1,890,500	1,890,500
Rockwood Specialties Group, Inc., New Term Loan B, 3.750%, 02/09/18(a)(b)	3,320,000	3,332,450
Solutia, Inc., New Term Loan B, 3.500%, 08/01/17(a)(b)	1,551,971	1,553,336
Styron S.A.R.L LLC, New Term Loan B, 6.000%, 08/02/17(a)(b)	12,472,325	12,452,120
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(b)	19,489,893	19,439,024

		143,837,386

Commercial Services (3.3%)
Acosta, Inc., 4.750%, 03/01/18(a)(b)	4,475,000	4,473,613
Baker Corp., Term Loan, 5.000%, 06/01/18(a)(b)	1,915,000	1,916,072
Booz Allen Hamilton, Inc., Term Loan B, 4.000%, 08/03/17(a)(b)	2,214,450	2,219,300
Brock Holdings III, Inc., New Term Loan B, 6.000%, 03/16/17(a)(b)	4,259,325	4,280,622
Catalina Marketing Corp., 2.936%, 10/01/14(a)(b)	8,280,003	8,153,733
Cengage Learning Acquisitions, Inc., 2.500%, 07/03/14(a)(b)	12,119,743	10,890,680
Cenveo Corp., 6.250%, 12/21/16(a)(b)	7,347,551	7,398,102
Emergency Medical Services, Term Loan, 5.250%-6.000%, 04/05/18(a)(b)	4,553,588	4,535,373
Hertz Corp. (The), Term Loan B, 3.750%, 03/09/18(a)(b)	4,842,863	4,815,355
Instant Web, Inc., Term Loan B, 3.561%, 08/07/14(a)(b)	13,571,539	12,316,171
Instant Web, Inc., 3.561%, 08/07/14(a)(b)	2,159,998	1,960,198
JMC Steel Group, Inc., 4.750%, 04/03/17(a)(b)	1,930,163	1,934,988
Merrill Communications LLC, 7.500%, 12/24/12(a)(b)	2,824,065	2,817,005
Merrill Communications LLC, 2nd Lien Term Loan, 13.750%-14.000%, 11/15/13(a)(b)	2,082,021	2,075,775
Moneygram International, Inc., Term Loan B, 4.500%-5.500%, 10/27/17(a)(b)	11,873,846	11,870,878
Quad/Graphics, Inc., Term Loan B, 5.500%, 04/14/16(a)(b)	4,034,250	4,041,310
Trans Union LLC, New Term Loan B, 4.750%, 02/12/18(a)(b)	4,653,338	4,646,078
Vertafore, Inc., 5.250%, 07/29/16(a)(b)	4,442,675	4,448,228
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17(a)(b)	2,800,000	2,838,500
Walter Industries, Inc., Term Loan B, 4.000%, 04/02/18(a)(b)	26,480,000	26,461,994
Waste Industries USA, Inc., Term Loan B, 4.750%-5.750%, 03/17/17(a)(b)	6,982,500	6,982,500

		131,076,475

Computers (0.0%)
Network Solutions LLC, Term Loan B, 2.440%, 03/07/14(a)(b)	1,412,136	1,355,651

Consumer Discretionary (0.1%)
Collective Brands Finance, Inc., 2.935%-3.011%, 08/17/14(a)(b)	2,951,493	2,897,392

Consumer Staples (0.3%)
Pierre Foods, Inc., 1st Lien Term Loan, 7.000%-7.500%, 09/30/16(a)(b)	4,352,412	4,391,844
Pinnacle Foods Holdings Corp., Term Loan D, 6.000%, 04/02/14(a)(b)	1,552,526	1,559,637
Revlon Consumer Products Corp., New Term Loan B, 4.750%, 11/17/17(a)(b)	7,475,348	7,473,479

		13,424,960

Diversified Financial Services (5.9%)
Affinion Group, Inc., Term Loan B, 5.000%, 10/10/16(a)(b)	12,441,511	12,412,647
American Capital Holdings, Inc., 7.500%, 12/31/13(a)(b)	2,392,656	2,396,652
BNY ConvergEx Group LLC, 5.250%, 12/19/16(a)(b)	2,241,045	2,241,045
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

BNY ConvergEx Group LLC, 5.250%, 12/30/17(a)(b)	5,340,855	5,340,855
BNY ConvergEx Group LLC, 2nd Lien Term Loan, 8.750%, 12/19/16(a)(b)	2,631,015	2,671,585
BNY ConvergEx Group LLC, 8.750%, 12/18/17(a)(b)	1,103,985	1,121,009
CNO Financial Group, Inc., New Term Loan B, 6.250%, 09/30/16(a)(b)	6,599,702	6,609,998
East Valley Tourist Development Authority, 1st Lien Term Loan, 12.000%, 08/06/12(a)(f)	1,658,212	1,355,588
First Data Corp., Term Loan B3, 2.936%, 09/24/14(a)(b)	1,984,679	1,836,582
First Data Corp., Term Loan B1, 2.936%, 09/24/14(a)(b)(d)	35,200,071	32,573,442
First Data Corp., Term Loan B2, 2.936%, 09/24/14(a)(b)	21,154,010	19,575,498
Interactive Data Corp., New Term Loan B, 4.750%, 02/12/18(a)(b)	11,805,413	11,798,093
International Lease Finance Corp., Term Loan B1, 6.750%, 03/17/15(a)(b)	6,095,192	6,097,752
Microsemi Corp., New Term Loan B, 11/02/17(a)(b)(c)	8,802,938	8,797,480
MSCI, Inc., Term Loan B1, 3.750%, 03/14/17(a)(b)	11,633,656	11,680,888
NDS Finance Ltd., New Term Loan B, 4.000%, 03/12/18(a)(b)	27,461,175	27,323,869
Nielsen Finance LLC, Class A, 2.190%, 08/09/13(a)(b)	3,585,853	3,542,823
Nielsen Finance LLC, Class B, 3.940%, 05/02/16(a)(b)	2,695,207	2,689,816
Nuveen Investments, Inc., 1st Lien Term Loan, 3.273%, 11/13/14(a)(b)	9,146,700	9,015,810
Nuveen Investments, Inc., 5.773%, 05/12/17(a)(b)	7,508,300	7,502,068
Peach Holdings, Inc., 9.250%-9.500%, 11/21/13(a)(b)	565,041	514,188
Sabic Innovative Plastic, Term Loan B, 2.686%, 08/29/14(a)(b)	1,732,755	1,717,594
Springleaf Finance Corp., 5.500%, 05/05/17(a)(b)(e)	52,660,000	51,554,140
SunGard Data Systems, Inc., 1.940%, 02/28/14(a)(b)	3,373,848	3,287,815
SunGard Data Systems, Inc., 3.690%, 02/28/14(a)(b)	3,000,000	2,988,750

		236,645,987

Electric (3.5%)
Aeroflex, Term Loan B, 4.250%, 05/09/18(a)(b)	11,970,000	11,928,105
Calpine Corp., 4.500%, 04/02/18(a)(b)	19,291,650	19,076,548
Equipower Resources Holdings LLC, Term Loan B, 5.750%, 01/26/18(a)(b)	4,174,538	4,171,073
GenOn Energy, Inc., Term Loan B, 6.000%, 09/08/17(a)(b)	7,547,963	7,535,357
NRG Energy, Inc., New Term Loan B, 06/11/18(a)(b)(c)	22,105,000	22,108,095
NRG Energy, Inc., 4.000%, 02/01/13(a)(b)	8,639,836	8,617,286
NRG Energy, Inc., 4.000%, 02/01/13(a)(b)	7,702,794	7,682,690
Texas Competitive Electric Holdings Co. LLC, 4.690%-4.768%, 10/10/17(a)(b)(e)	76,901,642	60,090,174

		141,209,328

Electrical Components & Equipment (0.3%)
Rovi Solutions Corp., Term Loan A, 2.750%, 02/18/16(a)(b)	5,355,000	5,341,612
Rovi Solutions Corp., Term Loan B, 4.000%, 02/07/18(a)(b)	5,341,613	5,358,332

		10,699,944

Electronics (0.4%)
Eagle Parent, Inc., 5.000%, 05/16/18(a)(b)	5,745,000	5,597,066
Ipayment Inc., Term Loan B, 5.750%, 05/08/17(a)(b)	6,632,513	6,638,019
Sophos Ltd., Incremental Term Loan B2, 06/15/16(a)(b)(c)(d)	3,810,000	3,790,950

		16,026,035

Energy (2.1%)
Aquilex Holdings LLC, 6.000%, 04/01/16(a)(b)	3,583,522	3,570,980
Aventine Renewable Energy Holdings, Inc., Term Loan B, 10.500%, 12/21/15(a)(b)	14,143,947	13,672,529
Brand Energy & Infrastructure Services, Inc., Revolver, 0.500%-2.250%, 02/05/13(a)(b)	7,500,000	6,675,000
EnergySolutions LLC, 6.250%, 08/12/16(a)(b)	2,880,900	2,888,102
FirstLight Power Resources, Inc., Term Loan B, 2.750%, 11/01/13(a)(b)	1,096,579	1,074,648
FirstLight Power Resources, Inc., 2nd Lien Term Loan, 4.750%, 05/01/14(a)(b)	4,580,000	4,236,500
Glenn Pool Oil, Term Loan, 4.500%, 05/18/16(a)(b)	51,963,714	51,963,714
MACH Gen LLC, Letter of Credit, 2.307%, 02/22/13(a)(b)	1,067,597	989,310

		85,070,783

Entertainment (3.6%)
AMC Networks Inc., Term Loan B, 07/06/18(a)(b)(d)	13,700,000	13,682,875
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Blackstone UTP, 7.750%, 11/06/14(a)	4,253,702	4,317,507
Caesars Entertainment Operating Co., Term Loan B2, 3.186%-3.274%, 01/28/15(a)(b)	19,534,462	17,585,509
Caesars Entertainment Operating Co., Term Loan B1, 3.274%, 01/28/15(a)(b)	13,535,000	12,184,613
Caesars Entertainment Operating Co., Term Loan B4, 9.500%, 10/31/16(a)(b)	4,073,308	4,241,658
Carmike Cinemas, Inc., Term Loan B, 5.500%, 01/27/16(a)(b)	5,309,289	5,329,198
CCM Merger, Inc., New Term Loan B, 7.000%, 03/01/17(a)(b)	6,040,773	6,108,732
Cedar Fair LP, New Term Loan B, 4.000%, 12/15/17(a)(b)	2,498,516	2,502,039
Cinedigm Digital Funding I LLC, 5.250%, 04/29/16(a)(b)	4,376,355	4,339,900
Cinemark USA, Inc., 3.440%-3.520%, 04/29/16(a)(b)	2,026,748	2,033,618
Harrah’s Operating Company, Term Loan B3, 01/28/15(a)(b)	2,992,500	2,693,938
Hubbard Radio, Term Loan B, 5.250%, 04/28/17(a)(b)	6,355,000	6,388,745
Hubbard Radio, 2nd Lien Term Loan, 8.750%, 04/09/18(a)(b)	4,540,000	4,611,868
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/16/16(a)(f)	14,433,878	14,379,751
Kasima, LLC, Term Loan B, 5.000%, 03/31/17(a)(b)	11,970,000	11,984,963
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	6,043,500	6,028,391
Regal Cinemas, Inc., Term Loan B, 3.496%, 08/23/17(a)(b)	3,333,250	3,327,684
Sea World Parks & Entertainment, Inc., Term Loan B, 4.000%, 08/17/17(a)(b)	8,433,571	8,447,655
Six Flags Theme Parks, Inc., Term Loan B, 5.250%, 06/30/16(a)(b)	4,245,000	4,259,603
Universal City Development Partners Ltd., New Term Loan B, 5.500%, 11/06/14(a)(b)	9,122,500	9,125,328

		143,573,575

Food (2.2%)
Aramark Corp., 2.061%, 01/27/14(a)(b)	1,155,561	1,129,849
Aramark Corp., 2.121%, 01/27/14(a)(b)	14,344,439	14,025,275
Burger King Corp., New Term Loan B, 4.500%, 10/19/16(a)(b)	4,452,625	4,436,863
Dean Foods Co., Term Loan B, 1.750%, 04/02/14(a)(b)	4,590,077	4,385,452
Del Monte Foods Co., 4.500%, 03/08/18(a)(b)	16,825,000	16,767,963
DineEquity, Inc., New Term Loan B, 4.250%, 10/19/17(a)(b)	4,556,999	4,556,270
Dole Food Co., Inc., Term Loan B, 5.000%-5.500%, 03/02/17(a)(b)	505,659	505,447
Dole Food Co., Inc., Term Loan C, 5.000%-5.500%, 03/02/17(a)(b)	1,255,930	1,255,403
Dunkin’ Brands, Inc., Term Loan B, 4.250%-5.250%, 11/23/17(a)(b)	16,253,427	16,222,058
JBS USA Holdings Inc., 4.250%, 05/25/18(a)(b)	18,930,000	18,894,601
Windsor Quality Food Co. Ltd., New Term Loan B, 5.000%, 02/16/17(a)(b)	3,465,963	3,463,086
Wm. Bolthouse Farms, Inc., 1st Lien Term Loan, 5.500%-5.750%, 02/11/16(a)(b)	2,601,428	2,600,621

		88,242,888

Forest Products & Paper (0.7%)
Georgia-Pacific Corp., New Term Loan C, 3.496%-3.500%, 12/23/14(a)(b)	3,855,570	3,855,995
Rock-Tenn Co., Term Loan B, 03/28/18(a)(b)(c)	23,750,000	23,794,650

		27,650,645

Health Care (7.4%)
Aptalis Pharma, Inc., Term Loan B, 5.500%-0.750%, 02/10/17(a)(b)	12,616,600	12,469,364
Ardent Medical Services, Inc., 1st Lien Term Loan, 6.500%, 09/15/15(a)(b)	8,023,438	8,013,408
Bausch & Lomb, Inc., 3.436%, 04/24/15(a)(b)	379,630	377,044
Bausch & Lomb, Inc., 3.496%-3.436%, 04/24/15(a)(b)	1,559,596	1,548,975
Biomet, Inc., New Term Loan B, 3.186%-3.247%, 03/25/15(a)(b)	4,870,956	4,824,439
CareStream Health, Inc., Term Loan B, 5.000%, 02/25/17(a)(b)	26,922,525	25,105,255
Community Health Systems, Inc., 2.504%, 07/25/14(a)(b)(e)	47,133,803	45,503,916
Community Health Systems, Inc., 2.504%, 07/25/14(a)(b)	2,669,371	2,577,064
Community Health Systems, Inc., 3.754%, 01/25/17(a)(b)	7,509,776	7,324,209
Convatec, Inc., 5.750%, 12/22/16(a)(b)	6,084,425	6,067,936
CRC Health Corp., 4.746%, 11/16/15(a)(b)	4,161,089	4,067,464
DaVita, Inc., 4.500%, 10/20/16(a)(b)	6,527,200	6,539,993
Drumm Investors LLC, 5.000%, 04/13/18(a)(b)(e)	32,845,000	32,147,044
Gentiva Health Services, Inc., New Term Loan B, 4.750%, 08/17/16(a)(b)	2,722,969	2,693,016
Grifols, Inc., Term Loan B, 6.000%, 11/23/16(a)(b)	7,600,000	7,623,788
Harlan Sprague Dawley, Inc., Term Loan B, 3.730%, 07/11/14(a)(b)	4,780,855	4,419,900
HCA, Inc., Term Loan B2, 3.496%, 03/31/17(a)(b)	10,000,000	9,856,200
HCA, Inc., Term Loan B3, 3.496%, 05/01/18(b)(e)	31,940,135	31,395,556
Health Management Associates, Inc., Term Loan B, 1.996%, 02/28/14(a)(b)	5,726,283	5,531,589
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

IASIS Healthcare LLC, 5.000%, 05/03/18(a)(b)(e)	29,580,863	29,438,283
Inventiv Health, Inc., Combined Term Loan, 4.750%, 08/04/16(a)(b)	4,460,093	4,460,093
MedAssets, Inc., 5.250%-6.000%, 11/16/16(a)(b)	4,682,587	4,688,440
MultiPlan, Inc., New Term Loan B, 4.750%, 08/26/17(a)(b)	6,951,923	6,910,629
Universal Health Services, Inc., New Term Loan B, 4.000%, 11/15/16(a)(b)	12,870,516	12,895,485
Vanguard Health Holding Co. II LLC, Term Loan B, 5.000%, 01/29/16(a)(b)	7,425,281	7,413,326
Warner Chilcott Co., LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	2,885,340	2,884,446
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	5,770,680	5,768,891
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	3,967,343	3,966,113

		296,511,866

Healthcare — Services (1.0%)
Endo Pharmaceuticals Holdings Inc., Term Loan B, 4.000%, 06/18/18(a)(b)	18,955,000	19,002,387
HCR Healthcare LLC, 5.000%, 02/04/18(a)(b)	7,576,013	7,431,614
inVentiv Health, Inc., 08/04/16(a)(b)(c)	2,983,333	2,961,704
inVentiv Health, Inc., 08/04/16(a)(b)(c)	1,487,938	1,477,150
Valitas Health Services, Inc., Term Loan B, 5.750%, 05/18/17(a)(b)	7,390,000	7,366,943

		38,239,798

Industrials (0.2%)
Bucyrus International, Inc., Term Loan C, 4.250%, 02/19/16(a)(b)	6,847,015	6,842,633

Information Technology (2.2%)
Allen Systems Group, Inc., Add on Term Loan B, 6.500%, 11/20/15(a)(b)	5,922,207	5,911,133
Aspect Software, Inc., New Term Loan B, 6.250%, 04/19/16(a)(b)	3,885,713	3,885,713
CDWC LLC, 4.500%, 07/15/17(a)(b)	11,094,363	10,914,080
Ceridian Corp., 3.186%, 11/10/14(a)(b)	15,218,845	14,574,174
Fidelity National Information Services, Inc., Term Loan B, 5.250%, 07/18/16(a)(b)	3,796,263	3,807,651
Flextronics International Ltd., Term Loan A-2, 2.436%, 10/01/14(a)(b)	747,553	737,895
Flextronics International Ltd., Term Loan A-1, 2.436%, 10/01/14(a)(b)	450,544	444,723
Flextronics International Ltd., Term Loan B, 2.440%, 10/01/12(a)(b)	10,026,698	9,954,606
Flextronics International Ltd., Term Loan A, 2.440%, 10/01/14(a)(b)	1,907,337	1,882,694
Presidio, Inc., New Term Loan B, 7.250%, 03/31/17(a)(b)	10,481,250	10,455,047
Savvis Communications Corp., 6.750%, 08/04/16(a)(b)	13,974,400	14,035,608
SBA Communications Corp., 06/29/18(a)(b)(c)(d)	4,955,000	4,957,081
SonicWall, Inc., 1st Lien Term Loan, 8.250%, 01/22/16(a)(b)	1,735,972	1,735,972
Verint Systems Inc., Term Loan, 4.500%, 10/26/17(a)(b)	6,695,000	6,672,706

		89,969,083

Insurance (0.4%)
Hub International Holdings, Inc., 2.746%, 06/13/14(a)(b)	784,314	758,824
Hub International Holdings, Inc., Delayed Draw Term Loan, 2.746%, 06/13/14(a)(b)	176,304	170,574
Hub International Holdings, Inc., 6.750%, 06/13/14(a)(b)	2,917,576	2,910,282
Sedgwick CMS Holdings, Inc., 5.000%, 12/30/16(a)(b)	7,920,554	7,910,653
USI Holdings Corp., 7.000%, 05/05/14(a)(b)	4,421,250	4,404,670

		16,155,003

Leisure Time (0.2%)
Clubcorp Operations, Inc., Term Loan B, 6.000%, 11/09/16(a)(b)	8,811,373	8,833,402

Lodging (1.9%)
Ameristar Casinos, Inc., Term Loan B, 4.000%, 04/13/18(a)(b)	7,226,888	7,244,955
Las Vegas Sands LLC, Term Loan B, 1.690%, 05/23/14(a)(b)	4,508,886	4,372,583
Las Vegas Sands LLC, 1.690%, 05/23/14(a)(b)	886,825	860,016
Las Vegas Sands LLC, 2.690%, 11/23/15(a)(b)	4,681,357	4,547,376
Las Vegas Sands LLC, 2.690%, 11/23/16(a)(b)	2,740,604	2,662,168
Las Vegas Sands LLC, Term Loan B, 2.690%, 11/23/16(a)(b)	13,635,861	13,245,603
MGM Mirage, Class E, 7.000%, 02/21/14(a)(b)	2,636,596	2,570,444
MGM Mirage, Class C Term Loan, 7.000%, 02/21/14(a)(b)	28,704,654	27,984,454
Seminole Tribe of Florida, Term Loan B3, 1.750%, 03/05/14(a)(b)	2,262,849	2,183,649
Seminole Tribe of Florida, Term Loan B1, 1.750%, 03/05/14(a)(b)	1,109,987	1,071,137
Seminole Tribe of Florida, Term Loan B2, 1.750%, 03/05/14(a)(b)	4,004,448	3,864,293
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

VML U.S. Finance LLC, Term Loan B, 4.690%, 05/25/12(a)(b)	2,324,591	2,318,500
VML U.S. Finance LLC, Term Loan B, 4.690%, 05/27/13(a)(b)	4,024,475	4,013,931

		76,939,109

Machinery Diversified (1.6%)
Alliance Laundry Systems LLC, Term Loan B, 6.250%-6.750%, 09/30/16(a)(b)	3,878,000	3,897,390
Asurion Corp., 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)	32,325,000	31,880,531
Asurion Corp., 2nd Lien Term Loan, 9.000%, 05/24/19(a)(b)	9,605,000	9,624,210
Milacron LLC, Term Loan B, 7.500%, 04/11/17(a)(b)	10,000,000	9,900,000
NACCO Materials Handling Group, Inc., 1.936%-2.167%, 03/22/13(a)(b)	3,325,000	3,266,812
Veyance Technologies, Inc., Delayed Draw Term Loan, 2.690%, 07/31/14(a)(b)	494,711	467,814
Veyance Technologies, Inc., 2.690%, 07/31/14(a)(b)	3,454,009	3,266,215

		62,302,972

Media (8.5%)
Block Communications, Inc., 2.186%, 12/22/11(a)(b)	964,286	945,000
CCO Holdings LLC, 3rd Lien Term Loan, 2.686%, 09/06/14(a)(b)(e)	33,274,084	32,469,850
Charter Communications Operating LLC, 2.190%, 03/06/14(a)(b)	1,250,916	1,246,851
Citadel Broadcasting Corp., 4.250%, 12/30/16(a)(b)	2,698,150	2,694,750
Clear Channel Communications, Inc., Term Loan 1, 0.183%-3.836%, 01/29/16(a)(b)	787,669	660,326
Clear Channel Communications, Inc., Term Loan C, 3.836%, 01/28/16(a)(b)	30,273,024	25,580,705
Clear Channel Communications, Inc., Term Loan B, 3.836%, 01/28/16(a)(b)	19,945,348	16,888,723
Clear Channel Communications, Inc., Term Loan 2, 3.836%, 01/29/16(a)(b)	896,544	751,599
Entercom Communication LLC, Term Loan A, 1.311%-3.375%, 06/30/12(a)(b)	9,154,412	8,927,199
FoxCo Acquisition Sub LLC, Term Loan B, 4.750%, 07/14/15(a)(b)	5,451,590	5,448,210
Getty Images, Inc., 5.250%, 11/07/16(a)(b)	7,210,513	7,241,157
Gray Television, Inc., Term Loan B, 3.700%, 12/31/14(a)(b)	19,880,851	19,466,733
Insight Midwest Holdings LLC, Term Loan A, 1.190%, 10/07/13(a)(b)	11,813,515	11,636,313
Insight Midwest LP, 1.940%-2.060%, 04/07/14(a)(b)	5,000,000	4,912,500
Lamar Media Corp., Term Loan B, 4.000%, 12/30/16(a)(b)	1,955,314	1,961,024
Media General, Inc., 4.754%-4.686%, 03/29/13(a)(b)	19,532,006	17,578,806
Mediacom Broadband LLC, 4.500%, 10/23/17(a)(b)	4,608,450	4,567,112
Mediacom Illinois LLC, Term Loan D, 5.500%, 03/31/17(a)(b)	5,403,750	5,383,486
Quebecor Media, Inc., Term Loan B, 2.278%, 01/17/13(a)(b)	1,158,143	1,154,529
Radio One, Inc., Term Loan B, 7.500%, 03/23/16(a)(b)(d)	20,683,163	20,851,317
San Juan Cable Holdings, LLC, New Term Loan B, 6.000%, 05/31/17(a)(b)	7,305,000	7,273,077
San Juan Cable, LLC, 2nd Lien Term Loan, 10.000%, 06/08/18(a)(b)	11,745,000	11,774,363
Sinclair Television Group, Inc., New Term Loan B, 4.000%, 10/28/16(a)(b)	4,373,373	4,374,161
Springboard Finance LLC, 7.000%, 02/23/15(a)(b)	12,068,281	12,110,520
Summit Entertainment LLC, 7.500%, 09/07/16(a)(b)	18,510,375	18,278,995
Syniverse Technologies, Inc., Term Loan B, 5.250%, 12/21/17(a)(b)	9,865,425	9,906,564
Telesat Canada, Term Loan II, 3.190%, 10/31/14(a)(b)	323,273	318,628
Telesat Canada, Term Loan I, 3.190%, 10/31/14(a)(b)	3,763,425	3,709,345
Tribune Co., Term Loan B, 5.250%, 06/04/14(a)(b)	5,000,000	3,378,750
Univision Communications, Inc., 2.186%, 09/29/14(a)(b)	28,091,616	26,894,351
Univision Communications, Inc., 4.436%, 03/31/17(a)(b)	20,136,199	19,086,298
Village Roadshow Ltd., Term Loan A2, 5.500%, 05/27/15(a)(f)	26,840,000	26,840,000
Weather Channel Interactive, Inc. (The), New Term Loan B, 4.250%, 02/13/17(a)(b)	5,875,275	5,889,141

		340,200,383

Metals (0.3%)
American Rock Salt Holding LLC, Term Loan, 5.500%, 04/19/17(a)(b)	6,370,000	6,366,051
Global Brass & Copper, Inc., 10.250%-10.500%, 07/29/15(a)(b)	4,162,039	4,286,900

		10,652,951

Mining (0.8%)
Fairmount Minerals Ltd., New Term Loan B, 5.250%, 03/01/17(a)(b)	8,621,100	8,628,773
Novelis, Inc., 3.750%, 03/10/17(a)(b)	21,929,800	21,937,256

		30,566,029

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Miscellaneous Manufacturer (0.9%)
Bombardier Recreational Products, Inc., 2.780%-2.790%, 06/28/13(a)(b)	1,690,325	1,644,263
Clarke American Corp., Term Loan B, 2.686%-2.746%, 06/30/14(a)(b)	17,247,520	15,350,293
Manitowoc Co., Inc., New Term Loan B, 4.250%, 11/13/17(a)(b)	3,970,000	3,981,791
Sensata Technologies, Term Loan, 4.000%, 05/11/18(a)(b)	17,235,000	17,200,530

		38,176,877

Oil & Gas (4.5%)
Alon USA Energy, Inc., 2.436%-2.504%, 08/04/13(a)(f)	868,323	795,237
Alon USA Energy, Inc., 2.504%, 08/04/13(a)(f)	108,540	99,404
Big West Oil LLC, 7.000%, 03/31/16(a)(b)	10,116,140	10,187,763
CITGO Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(b)	2,422,857	2,447,086
CITGO Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(b)	3,960,000	4,114,440
EPCO Holdings, Inc., Term Loan A, 1.193%, 08/07/12(a)(b)	8,090,909	7,929,091
Frac Tech International LLC, Term Loan B, 6.250%, 05/06/16(a)(b)(e)	38,135,293	38,059,023
MEG Energy Corp., New Term Loan B, 4.000%, 03/16/18(a)(b)(e)	26,080,000	26,044,531
Obsidian Natural Gas Trust, 7.000%, 11/02/15(a)(b)(d)	39,661,764	40,058,382
Semgroup, Term Loan B, 5.750%, 06/08/18(a)(b)	12,925,000	12,849,647
TPF Generation Holdings LLC, 2.246%, 12/15/11(a)(b)(d)	1,040,102	1,028,213
TPF Generation Holdings LLC, 2.246%, 12/13/13(a)(b)(d)	2,980,696	2,946,626
TPF Generation Holdings LLC, Term Loan B, 2.246%, 12/15/13(a)(b)(d)	6,175,637	6,105,049
TPF Generation Holdings LLC, 2nd Lien Term Loan C, 4.496%, 12/15/14(a)(b)	8,800,000	8,459,000
Western Refining, Inc., New Term Loan B, 7.500%, 03/15/17(a)(b)(d)	20,529,113	20,751,443

		181,874,935

Packaging & Containers (0.3%)
Anchor Glass Container Corp., 1st Lien Term Loan, 6.000%, 03/02/16(a)(b)	1,180,650	1,184,582
BWAY Corp., Canadian Term Loan C, 4.500%-5.500%, 02/23/18(a)(b)	81,136	81,004
BWAY Corp., New Term Loan B, 4.500%, 02/23/18(a)(b)	913,864	912,384
Graham Packaging Company LP, Term Loan D, 6.000%, 09/23/16(a)(b)	4,123,838	4,128,538
Reynolds Group Holdings, Inc., Term Loan E, 4.250%, 02/09/18(a)(b)	5,221,913	5,186,247

		11,492,755

Real Estate (5.4%)
CB Richard Ellis Services, Inc., New Term Loan C, 03/05/18(a)(b)	30,895,000	30,462,470
CB Richard Ellis Services, Inc., Term Loan A, 2.190%, 11/07/15(a)(b)	20,103,333	20,053,075
CB Richard Ellis Services, Inc., New Term Loan B, 3.440%, 11/06/16(a)(b)	5,200,700	5,179,585
CB Richard Ellis Services, Inc., New Term Loan D, 5.750%, 09/04/19(a)(b)	30,895,000	30,447,022
Grizzly Ventures LLC, Term Loan B, 5.750%, 12/02/14(a)(b)	18,179,333	18,179,333
Istar Financial, Inc., Term Loan A1, 5.000%, 06/28/13(a)(b)(d)(e)	82,052,124	80,731,906
Istar Financial, Inc., Term Loan A2, 7.000%, 06/30/14(a)(b)	17,600,000	17,519,392
Mattamy Funding Partnership, Term Loan B, 2.563%, 04/11/13(a)(b)	2,876,864	2,704,252
Realogy Corp., 10/10/13(a)(b)(c)	1,767,388	1,653,622
Realogy Corp., 3.201%, 10/10/13(a)(b)	222,612	208,282
Realogy Corp., 4.451%, 10/10/16(a)(b)	1,185,138	1,062,678
Realogy Corp., 4.518%, 10/10/16(a)(b)	10,410,231	9,334,542
Realogy Corp., 2nd Lien Term Loan, 13.500%, 10/15/17(a)(b)	655,000	695,282

		218,231,441

Retail (4.6%)
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.250%, 02/18/17(a)(b)	8,336,588	8,323,582
Capital Automotive LP, New Term Loan B, 5.000%, 03/10/17(a)(b)(d)	51,422,749	51,384,182
Dollar General Corp., Term Loan B, 2.936%-3.023%, 07/07/14(a)(b)	3,914,783	3,914,234
Dollar General Corp., Term Loan B2, 2.936%, 07/07/14(a)(b)	2,566,695	2,560,279
Gymboree Corp., 5.000%, 02/23/18(a)(b)	7,019,725	6,793,760
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 6.500%, 12/22/17(a)(b)	7,472,450	7,579,904
J Crew Operating Corp., New Term Loan B, 4.750%, 03/07/18(a)(b)	12,380,000	11,840,108
Jo-Ann Stores, Inc., 4.750%, 03/16/18(a)(b)	12,500,000	12,289,125
Leslie’s Poolmart, Inc., Term Loan B, 4.500%, 11/21/16(a)(b)	9,362,950	9,345,441
Michael Foods Group, Inc., 4.250%, 02/23/18(a)(b)	9,635,850	9,627,274
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Michaels Stores, Inc., Term Loan B1, 2.563%, 10/31/13(a)(b)	3,703,058	3,634,478
Michaels Stores, Inc., Term Loan B2, 4.183%, 07/31/16(a)(b)	4,191,557	4,162,971
NBTY, Inc., New Term Loan B, 4.250%, 10/02/17(a)(b)	15,372,750	15,372,750
PETCO Animal Supplies, Inc., 4.500%, 11/24/17(a)(b)	16,602,300	16,541,868
Pilot Travel Centers LLC, New Term Loan B, 4.250%, 03/30/18(a)(b)	13,515,000	13,539,462
Savers, Inc., New Term Loan B, 4.250%, 03/03/17(a)(b)	2,000,000	2,000,420
Sports Authority, Inc., Term Loan B, 7.500%, 10/26/17(a)(b)	5,355,894	5,386,048

		184,295,886

Semiconductors (0.4%)
Freescale Semiconductor, Inc., Term Loan B, 4.441%, 12/01/16(a)(b)	17,876,088	17,753,280

Telecommunication Services (6.5%)
Airvana, Inc., Term Loan B, 10.000%, 08/27/14(a)(b)(d)	12,132,000	12,253,320
Atlantic Broadband Finance LLC, New Term Loan B, 4.000%, 03/08/16(a)(b)	5,311,601	5,312,716
Avaya, Inc., 3.005%, 10/24/14(a)(b)	14,378,957	13,805,668
Avaya, Inc., Term Loan B3, 4.755%, 10/26/17(a)(b)	16,029,305	15,421,474
BBHI Acquisition LLC, Term Loan B, 4.500%-5.250%, 12/14/17(a)(b)	7,641,600	7,636,404
Bragg Communications, Inc., Term Loan B, 2.754%, 08/31/14(a)(b)	2,785,901	2,755,730
CMP Susquehanna Corp., 2.188%, 05/03/13(a)(b)(d)	30,848,184	30,534,150
Consolidated Communications, Inc., 12/31/14(a)(b)(c)	115,000	110,975
Consolidated Communications, Inc., Term Loan B, 2.690%, 12/31/14(a)(b)	5,115,000	4,935,975
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/12/15(a)(b)	7,375,500	7,375,500
Intelsat Jackson Holdings Ltd., 3.285%, 02/02/14(a)(b)	22,550,000	21,638,529
Intelsat Jackson Holdings SA, Term Loan B, 5.250%, 04/02/18(a)(b)(e)	57,770,000	57,890,161
Level 3 Financing, Inc., 04/21/12(a)(b)(c)	12,761,364	12,761,364
Level 3 Financing, Inc., Term Loan A, 2.533%, 03/13/14(a)(b)	7,730,000	7,481,171
Level 3 Financing, Inc., 11.500%, 03/13/14(a)(b)	12,750,000	13,463,235
MetroPCS Wireless, Inc., New Term Loan B, 4.000%, 03/15/18(a)(b)	25,403,778	25,411,653
Telcordia Technologies, Inc., Term Loan B, 6.750%, 04/09/16(a)(b)	8,473,609	8,463,017
TowerCo Finance LLC, Term Loan B, 5.250%, 02/02/17(a)(b)	5,491,238	5,494,697
UPC Financing Partnership, Term Loan N, 1.941%, 12/31/14(a)(b)	1,000,000	980,000
UPC Financing Partnership, Term Loan T, 3.691%, 12/30/16(a)(b)	220,210	218,926
Vonage Holdings Corp., Term Loan B, 9.750%, 12/08/15(a)(b)(d)	4,798,750	4,816,745
West Corp., Term Loan B2, 2.649%, 10/24/13(a)(b)	1,702,622	1,688,031

		260,449,441

Telecommunications (2.6%)
CommScope, Inc., New Term Loan B, 5.000%, 01/14/18(a)(b)	4,992,488	5,020,595
Encompass Digital Media, Inc., Term Loan B, 7.750%, 02/25/16(a)(b)	8,483,737	8,483,737
Lightsquared LP, Term Loan B, 6.000%, 10/01/14(a)(b)	22,092,523	21,229,589
PAETEC Holding Corp., 5.000%, 11/21/13(a)(b)	9,486,225	9,403,221
Vodafone Americas Finance, PIK Term Loan B, 07/11/16(a)(d)(f)	40,000,000	40,200,000
Vodafone Americas Finance 2, PIK Term Loan, 6.875%, 08/11/15(a)(f)	17,353,299	17,873,898

		102,211,040

Textiles (0.2%)
Warnaco Inc., 06/15/18(a)(b)(c)	7,305,000	7,327,865

Transportation (0.3%)
Dollar Thrifty Automotive Group, Inc., Term Loan B, 2.686%, 06/15/13(a)(b)	3,869,255	3,857,183
Swift Transportation Co., Inc., Term Loan B, 6.000%, 12/21/16(a)(b)	8,150,578	8,185,218

		12,042,401

Utilities (1.4%)
Aes Corp., 2.780%-4.250%, 05/28/18(a)(b)	29,466,150	29,471,454
Astoria Generating Co. Acquisitions LLC, 2nd Lien Term Loan C, 3.900%, 08/23/13(a)(b)	24,890,000	24,606,005
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Calpine Corp., Term Loan B2, 4.500%, 04/02/18(a)(b)	1,915,000	1,893,648

		55,971,107

Total Bank Loans (Cost $3,381,397,308)		3,391,924,989

Corporate Bonds (9.9%)

Advertising (0.0%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(b)	370,000	345,950
Checkout Holding Corp., 0.000%, 11/15/15, Callable 09/02/11 @ 64.40(b)	355,000	227,644

		573,594

Auto Manufacturers (0.0%)
Chrysler Group LLC, 8.250%, 06/15/21, Callable 06/15/16 @ 104.13(b)	350,000	343,000
Motors Liquidation Co., 7.200%, 01/15/49	10,000,000	250,000
Motors Liquidation Co., 8.375%, 07/15/49	10,000,000	250,000

		843,000

Auto Parts & Equipment (0.0%)
Delphi Corp., 6.125%, 05/15/21, Callable 05/15/16 @ 103.06(b)	225,000	222,188
Visteon Corp., 6.750%, 04/15/19, Callable 04/15/14 @105.06(b)	505,000	487,325

		709,513

Banks (0.3%)
CapitalSource, Inc., 12.750%, 07/15/14(b)	1,585,000	1,909,925
CIT Group, Inc., 5.250%, 04/01/14(b)	3,200,000	3,184,000
CIT Group, Inc., 7.000%, 05/01/14, Callable 09/02/11 @ 102	2,590,386	2,622,766
CIT Group, Inc., 7.000%, 05/01/17, Callable 09/02/11 @ 102	5,000,000	4,987,500

		12,704,191

Chemicals (0.0%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56	1,000,000	1,125,000

Commercial Services (0.0%)
iPayment, Inc., 10.250%, 05/15/18, Callable 05/15/15 @ 105.13(b)	325,000	319,313
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	675,000	732,375

		1,051,688

Diversified Financial Services (0.6%)
American General Finance Corp., Ser I, 4.875%, 07/15/12, MTN	4,500,000	4,477,500
American General Finance Corp., Ser I, 5.850%, 06/01/13, MTN	2,000,000	1,975,000
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	3,718,000	4,350,060
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	4,500,000	5,037,705
General Motors Financial Co., Inc., 6.750%, 06/01/18(b)	295,000	295,737
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104	600,000	609,000
International Lease Finance Corp., 6.250%, 05/15/19	1,190,000	1,162,710
International Lease Finance Corp., 8.250%, 12/15/20	610,000	658,800
International Lease Finance Corp., 8.625%, 09/15/15	965,000	1,045,819
International Lease Finance Corp., 8.750%, 03/15/17	1,010,000	1,104,687
Springleaf Finance Corp., 6.900%, 12/15/17(a)	3,000,000	2,752,500
SunGard Data Systems, Inc., 7.375%, 11/15/18, Callable 11/15/13 @ 105.53	780,000	780,000
SunGard Data Systems, Inc., 7.625%, 11/15/20, Callable 11/15/15 @ 103.81	265,000	267,650

		24,517,168

Electric (2.3%)
Calpine Corp., 7.500%, 02/15/21, Callable 11/01/15 @ 103.75(b)	3,900,000	3,978,000
Calpine Corp., 7.875%, 01/15/23, Callable 01/15/17 @ 103.94(b)	390,000	401,700
Edison Mission Energy, 7.750%, 06/15/16	1,150,000	1,035,000
General Cable Corp., 2.621%, 04/01/15, Callable 10/19/10 @ 101(a)	5,133,000	5,030,340
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21	39,792,869	39,593,904
NRG Energy, Inc., 7.625%, 01/15/18(b)	12,725,000	12,756,812
NRG Energy, Inc., 7.625%, 05/15/19, Callable 05/15/14 @ 103.81(b)	910,000	905,450
NRG Energy, Inc., 7.875%, 05/15/21, Callable 05/15/16 @ 103.94(b)	3,650,000	3,640,875
NRG Energy, Inc., 8.250%, 09/01/20, Callable 09/01/15 @ 104.13(b)	630,000	642,600
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	3,500,000	3,622,500
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20, Callable 04/01/16 @ 105.75(b)	20,700,000	20,337,750

		91,944,931

Energy-Alternate Sources (0.0%)
First Wind Capital LLC, 10.250%, 06/01/18, Callable 06/01/14 @ 107.69(b)	330,000	333,300

Entertainment (0.0%)
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106(b)	900,000	954,000
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	450,000	465,750

		1,419,750

Food (0.0%)
JBS USA Finance, Inc., 7.250%, 06/01/21, Callable 06/01/15 @ 105.44(b)	250,000	243,125

Healthcare — Products (0.1%)
Rotech Healthcare, Inc., 10.500%, 03/15/18, Callable 03/15/15 @ 105.25(b)	635,000	612,775
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38	1,590,000	1,729,125

		2,341,900

Healthcare — Services (0.1%)
DaVita, Inc., 6.625%, 11/01/20, Callable 11/01/14 @ 104.97	660,000	671,550
inVentiv Health, Inc., 10.000%, 08/15/18, Callable 08/15/14 @ 105(b)(d)	710,000	674,500
Kindred Healthcare, Inc., 8.250%, 06/01/19, Callable 06/01/14 @ 106.19(b)	420,000	417,900
MedImpact Holdings, Inc., 10.500%, 02/01/18, Callable 02/01/15 @ 105.25(b)	1,315,000	1,367,600
Symbion, Inc., 8.000%, 06/15/16, Callable 06/15/14 @ 104.00(b)	135,000	131,962

		3,263,512

Holding Companies-Divers (0.1%)
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	2,000,000	2,075,000

Insurance (0.2%)
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	1,000,000	962,500
MBIA, Inc., 5.700%, 12/01/34	8,285,000	5,216,402

		6,178,902

Internet (0.1%)
Level 3 Financing, Inc., 11.875%, 02/01/19, Callable 02/01/15 @ 105.94(b)	2,880,000	3,106,800
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	1,000,000	1,110,000

		4,216,800

Investment Companies (0.0%)
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62(b)	145,000	157,688

Lodging (0.1%)
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	3,564,000	3,684,285

Machinery-Diversified (0.0%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25	145,000	154,787
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	1,000,000	1,152,500

		1,307,287

Media (0.1%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 09/06/11 @ 104.13(b)	100,000	101,875
CCO Holdings LLC / Cap Corp., 6.500%, 04/30/21, Callable 04/30/15 @ 104.88	445,000	438,881
Citadel Broadcasting Corp., 7.750%, 12/15/18, Callable 12/15/14 @ 103.88(b)	175,000	185,938
DISH DBS Corp., 6.750%, 06/01/21(b)	2,665,000	2,731,625
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(b)	300,000	329,250

		3,787,569

Mining (0.0%)
Novelis, Inc., 8.375%, 12/15/17, Callable 12/15/13 @ 106.28	195,000	208,163
Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38	555,000	599,400
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Thompson Creek Metals Co., Inc., 7.375%, 06/01/18, Callable 06/01/14 @ 105.53(b)	225,000	220,500

		1,028,063

Oil & Gas (0.7%)
Comstock Resources, Inc., 7.750%, 04/01/19, Callable 04/01/15 @ 103.88	480,000	483,600
Connacher Oil and Gas Ltd., 8.500%, 08/01/19, Callable 08/01/15 @ 104.25(b)	900,000	855,000
Linn Energy LLC/Finance Corp., 7.750%, 02/01/21, Callable 09/15/15 @ 103.88(b)	395,000	410,800
SandRidge Energy, Inc., 3.871%, 04/01/14, Callable 11/08/10 @ 102(a)	1,000,000	990,094
United Refining Co., 10.500%, 02/28/18, Callable 02/28/15 @ 105.25	3,890,000	3,890,000
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	17,200,000	18,404,000
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	885,000	995,625

		26,029,119

Packaging & Containers (0.0%)
Smurfit-Stone Container Corp., 8.000%, 03/15/17	570,000	14,250
Smurfit-Stone Container Corp., 8.250%, 10/01/12	1,800,000	45,000

		59,250

Pharmaceuticals (0.1%)
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(b)	3,600,000	3,726,000
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20, Callable 12/15/15 @ 103.50(b)	265,000	272,287

		3,998,287

Pipelines (0.1%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,855,000	4,076,662
MarkWest Energy Partners LP, 6.750%, 11/01/20, Callable 11/01/15 @ 103.38	385,000	392,700

		4,469,362

Real Estate Investment Trusts (0.4%)
Rouse Co. LP (The), 6.750%, 11/09/15, Callable 05/09/13 @ 103.38	15,200,000	15,675,000

Semiconductors (0.0%)
Freescale Semiconductor, Inc., 8.050%, 02/01/20, Callable 06/01/15 @ 104.03(b)	610,000	613,050
MEMC Electronic Materials, Inc., 7.750%, 04/01/19, Callable 04/01/14 @ 105.81(b)	205,000	202,438

		815,488

Shipbuilding (0.1%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18, Callable 03/15/15 @ 103.44(b)	2,120,000	2,173,000
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21, Callable 03/15/16 @ 103.56(b)	2,120,000	2,194,200

		4,367,200

Telecommunication Services (4.4%)
Avaya, Inc., 7.000%, 04/01/19, Callable 04/01/15 @ 103.50(b)	925,000	894,938
Cequel Communications Holdings I LLC, 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(b)	1,270,000	1,320,800
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	3,000,000	3,180,000
Cricket Communications, Inc., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88(b)	475,000	464,313
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25	5,850,000	6,500,812
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81	3,500,000	3,955,000
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 09/26/11 @ 103.58	2,075,000	2,165,781
Global Crossing Ltd., 9.000%, 11/15/19, Callable 11/15/14 @ 104.50(b)	450,000	549,000
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106	2,375,000	2,766,875
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(b)	280,000	282,800
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62	1,800,000	1,932,750
Intelsat Bermuda Ltd. PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75	3,900,017	4,192,518
Intelsat Jackson Holdings SA, 7.500%, 04/01/21, Callable 04/01/16 @ 103.75(b)	1,250,000	1,242,188
Intelsat Luxembourg SA, PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(b)	21,745,000	23,375,875
iPCS, Inc., 2.398%, 05/01/13, Callable 09/26/11 @ 100.00(a)	10,318,000	10,085,845
Level 3 Financing, Inc., 4.215%, 02/15/15(a)	500,000	471,250
Level 3 Financing, Inc., 9.375%, 04/01/19, Callable 04/01/15 @ 104.69(b)	330,000	339,900
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105	3,440,000	3,693,700
NII Capital Corp., 7.625%, 04/01/21, Callable 04/01/16 @ 103.81	225,000	235,125
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	900,000	993,375
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	1,000,000	1,050,000
PAETEC Holding Corp., 9.500%, 07/15/15, Callable 08/29/11 @ 104.75	8,985,000	9,321,937
PAETEC Holding Corp., 9.875%, 12/01/18, Callable 12/01/14 @ 104.94(b)	4,600,000	4,766,750
Satmex Escrow SA de CV, 9.500%, 05/15/17, Callable 05/15/14 @ 104.75(b)	5,000,000	5,100,000
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,895,000
Sprint Capital Corp., 8.375%, 03/15/12	5,315,000	5,527,600
Sprint Capital Corp., 8.750%, 03/15/32	4,500,000	4,871,250
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(b)	7,958,000	8,077,370
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	4,035,000	4,277,100
Virgin Media Finance PLC, 6.500%, 01/15/18, Callable 01/15/14 @ 103.25	5,000,000	5,481,250
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	650,000	724,750
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)	14,904,084	17,176,957
Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(b)	26,765,000	27,835,600
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	3,850,000	4,360,125
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28	4,750,000	4,404,703

		173,513,237

Transportation (0.1%)
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(b)	2,000,000	1,805,000
CMA CGM SA, 8.500%, 04/15/17, Callable 04/15/14 @ 104.25(b)	500,000	420,000

		2,225,000

Trucking & Leasing (0.0%)
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	500,000	493,275

Total Corporate Bonds (Cost $381,674,214)		395,151,484

Municipal Bond (0.0%)

Oklahoma (0.0%)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	965,000	960,175

Total Municipal Bond (Cost $958,602)		960,175

Preferred Stocks (0.1%)

Diversified Financial Services (0.1%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	13,520	349,086
GMAC Capital Trust I, Ser 2, 8.125%, 02/15/40, Callable 02/15/16 @ 25	186,000	4,761,600

		5,110,686

Total Preferred Stocks (Cost $4,988,000)		5,110,686

Convertible Preferred Stock (0.1%)

Auto Manufacturers (0.1%)
General Motors Co., Ser B, 4.750%, 12/01/13	57,000	2,778,180

Total Convertible Preferred Stock (Cost $2,820,930)		2,778,180

Common Stock (0.1%)

Auto Manufacturers (0.1%)
General Motors Co.*	77,860	2,363,830

Total Common Stock (Cost $3,308,698)		2,363,830

Warrants (0.1%)

Auto Manufacturers (0.1%)
General Motors Co. Expires at 07/10/16 at 10.00 USD*	70,782	1,514,735
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

General Motors Co. Expires at 07/10/19 at 18.33 USD*	70,782	1,127,557

		2,642,292

Total Warrants (Cost $3,754,415)		2,642,292

Money Market Fund (9.5%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(g)	382,408,828	382,408,828

Total Money Market Fund (Cost $382,408,828)		382,408,828

Total Investments (Cost $4,161,310,996)(h) — 104.5%		4,183,340,464

Liabilities in excess of other assets — (4.5)%		(181,474,694)

Net Assets — 100.0%		$4,001,865,770

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 88.0% of net assets as of June 30, 2011.

(c)	The security has not settled as of June 30, 2011 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(f)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(g)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(h)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

MTN	— Medium Term Note
PIK	— Payment in-kind
As of June 30, 2011, the Fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)

Brand Energy & Infrastructure Services, Inc.	7,500,000	(748,322)
CB Richard Ellis Services, Inc.	30,895,000	(284,956)

		(1,033,278)

The commitments are available until the maturity date of the respective security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)

Bank Loans (1.4%)

Auto Manufacturers (0.1%)
Ford Motor Co., Term Loan B1, 2.750%, 12/16/13(a)(b)	1,109,799	1,108,467

Diversified Financial Services (0.3%)
East Valley Tourist Development Authority, 1st Lien Term Loan, 11.540%, 08/06/12(b)(c)(d)(e)	6,359,921	5,199,236

Telecommunication Services (1.0%)
Intelsat Jackson Holdings SA, Term Loan B, 3.750%, 04/02/18(a)(b)	3,000,000	3,006,240
Level 3 Financing, Inc., 04/21/12(a)(b)(h)	11,763,636	11,763,636
Level 3 Financing, Inc., 8.500%, 03/13/14(a)(b)	1,000,000	1,055,940

		15,825,816

Total Bank Loans (Cost $23,019,707)		22,133,519

Corporate Bonds (93.1%)

Advertising (0.7%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	6,305,000	5,895,175
Checkout Holding Corp., 0.000%, 11/15/15, Callable 09/02/11 @ 64.40(a)	5,850,000	3,751,312
Lamar Media Corp., 7.875%, 04/15/18, Callable 04/15/14 @ 103.94	2,175,000	2,278,313

		11,924,800

Aerospace/Defense (1.4%)
BE Aerospace, Inc., 6.875%, 10/01/20, Callable 10/01/15 @ 103.44	2,210,000	2,314,975
Ducommun, Inc., 9.750%, 07/15/18, Callable 07/15/15 @ 104.88(a)	2,255,000	2,317,012
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	3,285,000	3,465,675
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105(a)	4,145,000	4,372,975
Spirit AeroSystems, Inc., 6.750%, 12/15/20, Callable 12/15/15 @103.38	4,830,000	4,902,450
Spirit AeroSystems, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75	1,075,000	1,131,438
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	2,770,000	2,915,425
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	1,455,000	1,595,044

		23,014,994

Airlines (1.0%)
American Airlines, Inc., 7.500%, 03/15/16, Callable 03/15/13 @105.62(a)(f)	11,320,000	11,093,600
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)(f)	3,610,000	3,998,075
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	1,611,159	1,661,588

		16,753,263

Auto Manufacturers (0.5%)
Chrysler Group LLC, 8.000%, 06/15/19(a)(f)	3,250,000	3,193,125
Chrysler Group LLC, 8.250%, 06/15/21(a)	2,100,000	2,058,000
Ford Motor Co., 7.450%, 07/16/31(f)	2,000,000	2,267,274

		7,518,399

Auto Parts & Equipment (2.5%)
Accuride Corp., 9.500%, 08/01/18, Callable 08/01/14 @104.75	2,785,000	2,979,950
AFFINIA Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(a)	1,854,000	2,067,210
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25	4,990,000	5,264,450
Delphi Corp., 5.875%, 05/15/19, Callable 05/15/14 @ 104.41(a)	3,000,000	2,940,000
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Exide Technologies, 8.625%, 02/01/18, Callable 02/01/15 @ 104.31(a)	5,510,000	5,730,400
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	793,000	892,125
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	1,280,000	1,376,000
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	1,280,000	1,379,200
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	4,350,000	4,654,500
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(a)	2,272,000	2,448,080
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(a)	2,790,000	3,124,800
Visteon Corp., 6.750%, 04/15/19, Callable 04/15/14 @105.06(a)	7,625,000	7,358,125

		40,214,840

Banks (4.0%)
Ally Financial, Inc., 7.500%, 09/15/20	4,900,000	5,120,500
Ally Financial, Inc., 8.000%, 11/01/31(i)	17,120,000	18,532,400
CIT Group, Inc., 7.000%, 05/01/15, Callable 09/02/11 @ 102(f)	10,350,000	10,362,938
CIT Group, Inc., 7.000%, 05/01/16, Callable 09/16/11 @ 102(i)	15,610,000	15,551,462
CIT Group, Inc., 7.000%, 05/01/17, Callable 09/02/11 @ 102(i)	12,405,000	12,373,987
Provident Funding Associates LP / PFG Finance Corp., 10.125%, 02/15/19, Callable 02/15/15 @ 105.06(a)	2,685,000	2,725,275

		64,666,562

Beverages (0.1%)
Cott Beverages, Inc., 8.125%, 09/01/18, Callable 09/01/14 @ 104.06	1,500,000	1,571,250

Building Materials (1.1%)
Associated Materials LLC, 9.125%, 11/01/17, Callable 11/01/13 @ 106.84(a)(f)	2,335,000	2,329,162
Building Materials Corp. of America, 6.750%, 05/01/21, Callable 05/01/16@ 103.38(a)	2,590,000	2,602,950
Texas Industries, Inc., 9.250%, 08/15/20, Callable 08/15/15 @ 104.63	2,020,000	1,954,350
USG Corp., 8.375%, 10/15/18, Callable 10/15/14 @ 104.19(a)	2,820,000	2,777,700
USG Corp., 9.750%, 08/01/14(a)	5,845,000	6,195,700
USG Corp., 9.750%, 01/15/18	1,715,000	1,689,275

		17,549,137

Chemicals (2.3%)
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(a)	4,210,000	4,483,650
Huntsman International LLC, 5.500%, 06/30/16	2,505,000	2,464,294
Huntsman International LLC, 8.625%, 03/15/21, Callable 09/15/15 @ 104.31(f)	1,055,000	1,147,312
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(a)	1,775,000	1,863,750
Kinove German Bondco GmbH, 9.625%, 06/15/18, Callable 06/15/14 @ 107.22(a)	3,750,000	3,909,375
Lyondell Chemical Co., 11.000%, 05/01/18, Callable 05/01/13 @ 100	2,800,000	3,136,000
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	2,845,000	3,168,619
Oxea Finance & Cy SCA, 9.500%, 07/15/17, Callable 07/15/13 @ 107.12(a)	2,664,000	2,780,550
Rain CII Carbon LLC, 8.000%, 12/01/18, Callable 12/01/14 @ 104(a)	4,610,000	4,909,650
Solutia, Inc., 7.875%, 03/15/20, Callable 03/15/15 @ 103.94	3,025,000	3,236,750
TPC Group LLC, 8.250%, 10/01/17, Callable 10/01/13 @ 106.19(a)	2,000,000	2,075,000
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(a)(f)	3,265,000	3,379,275

		36,554,225

Coal (0.6%)
Arch Coal, Inc., 7.000%, 06/15/19, Callable 06/15/15 @ 103.50(a)	2,055,000	2,049,863
Arch Coal, Inc., 7.250%, 06/15/21, Callable 06/15/16 @ 103.63(a)	2,905,000	2,908,631
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	2,065,000	2,596,738
Penn Virginia Resource Partners LP, 8.250%, 04/15/18, Callable 04/15/14 @ 104.13	2,635,000	2,720,637

		10,275,869

Commercial Services (2.0%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	3,855,000	4,115,213
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.250%, 01/15/19, Callable 10/15/14 @ 104.13	4,945,000	5,006,812
Cenveo Corp., 8.875%, 02/01/18, Callable 02/01/14 @ 104.44	3,095,000	3,002,150
Hertz Corp., 7.500%, 10/15/18, Callable 10/15/14 @ 103.75(a)	2,580,000	2,657,400
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Hertz Corp., 8.875%, 01/01/14, Callable 09/26/11 @ 102.22(f)	295,000	302,375
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(a)	3,235,000	3,267,350
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	2,625,000	2,880,938
PHH Corp., 9.250%, 03/01/16	2,455,000	2,685,156
Speedy Cash, Inc., 10.750%, 05/15/18, Callable 05/15/15 @ 105.38(a)	1,920,000	1,963,200
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63(i)	5,616,000	6,093,360

		31,973,954

Computers (0.7%)
Seagate HDD Cayman, 6.875%, 05/01/20, Callable 05/01/15 @ 103.44(a)	1,610,000	1,597,925
Seagate HDD Cayman, 7.000%, 11/01/21, Callable 05/01/16 @ 103.50(a)	3,845,000	3,845,000
Seagate HDD Cayman, 7.750%, 12/15/18, Callable 12/15/14 @ 103.88(a)	4,500,000	4,725,000
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13@ 105(a)	532,000	617,120

		10,785,045

Cosmetics/Personal Care (0.5%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	6,795,000	7,304,625

Diversified Financial Services (5.7%)
American General Finance Corp., Ser H, 5.375%, 10/01/12	2,613,000	2,599,935
American General Finance Corp., Ser H, 5.750%, 09/15/16	2,575,000	2,298,188
American General Finance Corp., Ser I, 5.400%, 12/01/15	1,640,000	1,500,600
Bank of America Corp., 8.000%, 01/30/18(b)(j)	4,445,000	4,641,958
CEMEX Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(a)	3,800,000	3,928,250
Citigroup Capital XXI, 8.300%, 12/21/77, Callable 12/21/57 @ 100.00(b)	1,460,000	1,492,850
Community Choice Financial, Inc., 10.750%, 05/01/19, Callable 05/01/15 @ 105.38(a)	3,970,000	4,029,550
E*Trade Financial Corp., 6.750%, 06/01/16	2,075,000	2,033,500
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	5,450,000	6,294,750
Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,800,000	2,085,143
ILFC E-Capital Trust I, 5.740%, 12/21/65, Callable 09/06/11 @ 100(a)(b)(f)	12,420,000	10,137,080
ILFC E-Capital Trust II, 6.250%, 12/21/65, Callable 12/21/15 @ 100(a)(b)	2,490,000	2,116,500
International Lease Finance Corp., 6.250%, 05/15/19	6,365,000	6,219,031
International Lease Finance Corp., 8.250%, 12/15/20(f)	2,380,000	2,570,400
International Lease Finance Corp., 8.625%, 09/15/15	2,230,000	2,416,763
International Lease Finance Corp., 8.750%, 03/15/17	4,325,000	4,730,469
Northern Tier Energy LLC / Norther Tier Finance Corp., 10.500%, 12/01/17, Callable 12/01/13 @ 107.88(a)	5,020,000	5,534,550
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	3,455,000	3,783,225
Regions Bank, 6.450%, 06/26/37	2,825,000	2,643,889
Regions Bank, 7.500%, 05/15/18	2,050,000	2,143,695
Regions Financial Corp., 5.750%, 06/15/15	5,545,000	5,461,825
Springleaf Finance Corp., 6.900%, 12/15/17	7,975,000	7,317,062
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.80	1,270,000	1,327,150
SunGard Data Systems, Inc., 7.375%, 11/15/18, Callable 11/15/13 @ 105.53	2,375,000	2,375,000
SunGard Data Systems, Inc., 7.625%, 11/15/20, Callable 11/15/15 @ 103.81	1,750,000	1,767,500

		91,448,863

Electric (9.9%)
AES Corp. (The), 7.750%, 10/15/15	485,000	517,737
AES Corp. (The), 8.000%, 10/15/17	5,955,000	6,312,300
AES Corp. (The), 9.750%, 04/15/16	2,750,000	3,121,250
AES Ironwood LLC, 8.857%, 11/30/25	3,271,457	3,320,529
Calpine Corp., 7.500%, 02/15/21, Callable 11/01/15 @ 103.75(a)	4,200,000	4,284,000
Calpine Corp., 7.875%, 01/15/23, Callable 01/15/17 @ 103.94(a)	5,855,000	6,030,650
Edison Mission Energy, 7.000%, 05/15/17	2,740,000	2,219,400
Edison Mission Energy, 7.200%, 05/15/19	8,710,000	6,924,450
Edison Mission Energy, 7.500%, 06/15/13(f)	6,087,000	6,125,044
Edison Mission Energy, 7.750%, 06/15/16(f)	1,045,000	940,500
Elwood Energy LLC, 8.159%, 07/05/26	2,374,414	2,350,670
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105	3,000,000	3,184,380
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

GenOn Energy, Inc., 9.500%, 10/15/18(f)	7,515,000	7,815,600
GenOn Energy, Inc., 9.875%, 10/15/20, Callable 10/15/15@104.94(f)	13,200,000	13,794,000
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	6,214,276	6,369,633
NRG Energy, Inc., 7.625%, 01/15/18(a)	6,370,000	6,385,925
NRG Energy, Inc., 7.625%, 05/15/19, Callable 05/15/14 @ 103.81(a)	7,240,000	7,203,800
NRG Energy, Inc., 7.875%, 05/15/21, Callable 05/15/16 @ 103.94(a)	28,910,000	28,837,725
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25(f)	2,935,000	3,037,725
Sithe/Independence Funding Corp., Ser A, 9.000%, 12/30/13	2,964,844	3,033,154
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20, Callable 04/01/16 @ 105.75(a)(f)	37,790,000	37,128,675
United Maritime Group LLC/Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88	1,445,000	1,510,025

		160,447,172

Electronics (0.5%)
Allbritton Communications Co., 8.000%, 05/15/18, Callable 05/15/14 @ 104	2,240,000	2,279,200
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460,000	3,953,050
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	1,410,000	1,547,475

		7,779,725

Energy-Alternate Sources (0.6%)
Covanta Holding Corp., 7.250%, 12/01/20, Callable 12/01/15 @ 103.63	4,610,000	4,821,779
First Wind Capital LLC, 10.250%, 06/01/18, Callable 06/01/14 @ 107.69(a)	5,075,000	5,125,750

		9,947,529

Engineering & Construction (0.5%)
Abengoa Finance SAU, 8.875%, 11/01/17(a)	2,575,000	2,629,719
Aguila 3 S.A., 7.875%, 01/31/18, Callable 01/31/14 @ 105.91(a)	2,900,000	2,918,125
Dycom Investments, Inc., 7.125%, 01/15/21, Callable 01/15/16 @ 103.56(a)	2,570,000	2,621,400

		8,169,244

Entertainment (2.2%)
Cinemark USA, Inc., 7.375%, 06/15/21, Callable 06/15/16 @ 103.69(a)	1,590,000	1,582,050
Cinemark USA, Inc., 8.625%, 06/15/19, Callable 06/15/14 @ 104.31	610,000	667,950
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106(a)	9,745,000	10,329,700
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(a)(f)	650,000	676,000
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(a)(f)	2,480,000	2,573,000
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38	3,000,000	3,262,500
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(f)	3,780,000	3,959,550
Production Resource Group, Inc., 8.875%, 05/01/19, Callable 05/01/14 @ 106.66(a)	3,800,000	3,771,500
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	4,090,000	4,233,150
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	2,395,000	2,583,606
WMG Holdings Corp., 9.500%, 12/15/14, Callable 12/15/11 @ 101.58(f)(k)	1,565,000	1,621,731

		35,260,737

Environmental Control (0.3%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50	260,000	289,250
Darling International, Inc., 8.500%, 12/15/18, Callable 12/15/14 @ 104.25(a)	2,330,000	2,516,400
EnergySolutions, Inc., 10.750%, 08/15/18, Callable 08/15/14 @ 105.38	2,060,000	2,173,300

		4,978,950

Food (0.9%)
JBS USA Finance, Inc., 7.250%, 06/01/21, Callable 06/01/15 @ 105.44(a)	10,415,000	10,128,588
Stater Bros Holdings, Inc., 7.750%, 04/15/15, Callable 09/26/11 @ 103.88	4,790,000	4,957,650

		15,086,238

Forest Products&Paper (0.6%)
Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16, Callable 06/01/13 @ 104.00(a)	3,575,000	3,592,875
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105	2,700,000	2,875,500
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Verso Paper Holdings LLC / Verso Paper, Inc., 8.750%, 02/01/19, Callable 02/01/15 @ 104.38(a)(f)	3,510,000	3,123,900

		9,592,275

Gas (0.2%)
Sabine Pass LNG LP, 7.500%, 11/30/16	2,785,000	2,854,625

Hand/Machine Tools (0.2%)
Thermadyne Holdings Corp., 9.000%, 12/15/17, Callable 12/15/13 @ 106.75(a)	3,080,000	3,218,600

Healthcare — Products (1.5%)
Accellent, Inc., 8.375%, 02/01/17, Callable 02/01/13 @ 106.28	1,720,000	1,778,050
Alere, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	4,675,000	4,838,625
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	3,935,000	4,289,150
Rotech Healthcare, Inc., 10.500%, 03/15/18, Callable 03/15/15 @ 105.25(a)	2,725,000	2,629,625
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38	2,465,000	2,680,687
Universal Hospital Services, Inc., PIK, 8.500%, 06/01/15, Callable 09/06/11 @ 104.25	8,615,000	8,873,450

		25,089,587

Healthcare — Services (2.1%)
American Renal Holdings Co., Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19	1,715,000	1,747,156
Apria Healthcare Group, Inc., 11.250%, 11/01/14, Callable 11/01/11 @ 105.62	5,925,000	6,132,375
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 09/02/11 @ 104.44(i)	9,120,000	9,393,600
GCB US Oncology, Inc. Escrow, 0.000%, 08/15/17(f)	3,420,000	59,850
Gentiva Health Services, Inc., 11.500%, 09/01/18, Callable 09/01/14 @ 105.75	2,595,000	2,737,725
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	60,000	63,675
Kindred Healthcare, Inc., 8.250%, 06/01/19, Callable 06/01/14 @ 106.19(a)	5,880,000	5,850,600
Symbion, Inc., 8.000%, 06/15/16, Callable 06/15/14 @ 104.00(a)	1,350,000	1,319,625
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19, Callable 02/01/14 @ 105.81(f)	6,135,000	6,211,688

		33,516,294

Home Builders (0.4%)
KB Home, 9.100%, 09/15/17	3,180,000	3,219,750
Standard Pacific Corp., 8.375%, 05/15/18	3,705,000	3,672,581

		6,892,331

Household Products/Wares (0.7%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31	1,555,000	1,735,769
Jarden Corp., 7.500%, 01/15/20, Callable 09/15/12 @ 105.31	4,450,000	4,628,000
Reynolds Group Holdings, 6.875%, 02/15/21, Callable 02/15/16 @ 103.44(a)	4,575,000	4,460,625

		10,824,394

Insurance (3.7%)
American General Institutional Capital, Ser B, 8.125%, 03/15/46(a)	2,750,000	2,963,125
American International Group, Inc., 8.175%, 05/15/68, Callable 05/15/38 @ 100(b)	8,975,000	9,806,085
Fairfax Financial Holdings Ltd., 7.375%, 04/15/18	274,000	296,935
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(b)	9,575,000	6,965,812
Genworth Financial, Inc., 7.625%, 09/24/21	745,000	753,661
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(b)	5,177,000	5,578,218
ING Capital Funding Trust III, Ser 9, 3.846%, 09/30/11(b)(j)	4,815,000	4,547,175
ING Groep NV, 5.775%, 12/08/15(b)(j)	4,830,000	4,443,600
Liberty Mutual Group, Inc., 7.000%, 03/07/37, Callable 03/15/17 @ 100(a)(b)	2,730,000	2,608,529
Liberty Mutual Group, Inc., 7.800%, 03/07/37(a)	2,900,000	2,892,750
Liberty Mutual Group, Inc., 10.750%, 06/15/58, Callable 06/15/38 @ 100(a)(b)	2,740,000	3,637,350
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	2,155,000	2,074,188
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(b)	1,220,000	1,222,196
MBIA, Inc., 5.700%, 12/01/34	12,040,000	7,580,625
White Mountains Re Group Ltd., 7.506%, 06/30/17(a)(b)(j)	5,190,000	4,951,727

		60,321,976

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Internet (0.5%)
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	3,600,000	3,996,000
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13	3,720,000	4,092,000

		8,088,000

Investment Companies (0.6%)
Offshore Group Investments Ltd., 11.500%, 08/01/15	7,185,000	7,813,688
Offshore Group Investments Ltd., 11.500%, 08/01/15(a)	1,440,000	1,566,000

		9,379,688

Iron/Steel (0.8%)
APERAM, 7.375%, 04/01/16, Callable 10/01/13 @ 103.69(a)	2,700,000	2,713,500
APERAM, 7.750%, 04/01/18, Callable 04/01/15 @ 103.88(a)	2,550,000	2,569,125
JMC Steel Group, 8.250%, 03/15/18, Callable 03/15/14 @ 106.19(a)	7,445,000	7,556,675

		12,839,300

Leisure Time (0.4%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18, Callable 12/01/14 @ 105(a)	7,085,000	7,014,150

Lodging (0.5%)
Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62	1,230,000	1,357,613
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13	1,910,000	2,127,263
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	3,070,000	3,173,612
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16, Callable 10/15/13 @ 104.31(a)	1,610,000	1,658,300

		8,316,788

Machinery-Diversified (0.7%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 09/02/11 @ 104.56	1,700,000	1,768,000
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25	4,305,000	4,595,588
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104	220,000	225,500
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	4,364,000	5,029,510

		11,618,598

Media (4.4%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 09/06/11 @ 104.13(a)	3,050,000	3,107,188
Cablevision Systems Corp., 7.750%, 04/15/18	1,180,000	1,258,175
CCO Holdings LLC, 7.250%, 10/30/17, Callable 10/30/13 @ 105.44	2,925,000	3,031,031
CCO Holdings LLC / Cap Corp., 6.500%, 04/30/21, Callable 04/30/15 @ 104.88	3,485,000	3,437,081
CCO Holdings LLC / Cap Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91	5,090,000	5,363,587
CCO Holdings LLC / Cap Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06	2,190,000	2,365,200
CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19, Callable 01/15/14 @ 105.25(a)	4,985,000	5,122,087
Citadel Broadcasting Corp., 7.750%, 12/15/18, Callable 12/15/14 @ 103.88(a)	2,155,000	2,289,688
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	395,000	430,550
Clear Channel Worldwide Holdings, Inc., Series REGS, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	2,200,000	2,392,500
DISH DBS Corp., 7.125%, 02/01/16	3,800,000	4,009,000
DISH DBS Corp., 7.750%, 05/31/15	3,430,000	3,712,975
DISH DBS Corp., 7.875%, 09/01/19	3,126,000	3,372,173
Entravision Communications Corp., 8.750%, 08/01/17, Callable 08/01/13 @ 106.56	2,360,000	2,442,600
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	3,850,000	4,225,375
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56(f)	1,145,000	1,207,975
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17, Callable 04/15/14 @ 104.44	1,975,000	2,078,688
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 09/06/11 @ 103.88	3,095,000	3,199,456
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 09/06/11 @ 103.88	705,000	728,794
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81	2,719,000	2,865,146
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(a)	4,490,000	4,927,775
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Sirius XM Radio, Inc., 7.625%, 11/01/18, Callable 11/01/14 @ 103.81(a)	2,910,000	3,040,950
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)	3,130,000	3,443,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(a)	1,900,000	2,018,750
Univision Communications, Inc., 7.875%, 11/01/20, Callable 11/01/15 @ 103.94(a)	1,650,000	1,691,250

		71,760,994

Metal Fabricate/Hardware (0.2%)
Mueller Water Products, Inc., 8.750%, 09/01/20, Callable 09/01/15 @ 104.38	2,335,000	2,527,638

Mining (1.6%)
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104	3,065,000	3,348,512
Consolidated Minerals Ltd., 8.875%, 05/01/16, Callable 05/01/14 @ 104.44(a)(f)	4,450,000	4,372,125
Novelis, Inc., 8.375%, 12/15/17, Callable 12/15/13 @ 106.28	785,000	837,988
Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38	2,900,000	3,132,000
Quadra FNX Mining Ltd. ADR, 7.750%, 06/15/19, Callable 06/15/15 @ 103.88(a)	4,565,000	4,610,650
Teck Cominco Ltd., 6.125%, 10/01/35	920,000	929,899
Thompson Creek Metals Co., Inc., 7.375%, 06/01/18, Callable 06/01/14 @ 105.53(a)	5,505,000	5,394,900
Vulcan Materials Co., 7.500%, 06/15/21(f)	3,345,000	3,340,578

		25,966,652

Miscellaneous Manufacturer (0.7%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(a)	3,935,000	4,131,750
Griffon Corp., 7.125%, 04/01/18, Callable 04/01/14 @ 105.34(a)	3,415,000	3,427,806
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94	857,000	914,848
Polymer Group, Inc., 7.750%, 02/01/19, Callable 02/01/15 @ 103.88(a)	2,695,000	2,701,737

		11,176,141

Office Furnishings (0.1%)
Interface, Inc., 7.625%, 12/01/18	1,800,000	1,872,000

Oil & Gas (4.7%)
Chesapeake Energy Corp., 6.500%, 08/15/17	1,295,000	1,369,463
Chesapeake Energy Corp., 6.875%, 11/15/20	1,530,000	1,616,062
Chesapeake Energy Corp., 7.250%, 12/15/18(f)	6,105,000	6,654,450
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(a)	2,910,000	3,375,600
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(a)	4,369,000	4,740,365
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	3,015,000	3,422,025
Comstock Resources, Inc., 7.750%, 04/01/19, Callable 04/01/15 @ 103.88	4,780,000	4,815,850
Concho Resources, Inc., 7.000%, 01/15/21, Callable 01/15/16 @ 103.50	3,495,000	3,617,325
Connacher Oil and Gas Ltd., 8.500%, 08/01/19, Callable 08/01/15 @ 104.25(a)	5,420,000	5,149,000
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19, Callable 05/15/15 @ 103.25(a)	4,450,000	4,405,500
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31	1,565,000	1,698,025
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	1,795,000	1,987,962
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510,000	2,635,500
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	2,095,000	2,283,550
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130,000	2,257,800
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(a)	3,895,000	4,362,400
Sabine Pass LNG LP, 7.250%, 11/30/13	1,845,000	1,891,125
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(f)	6,825,000	7,268,625
United Refining Co., 10.500%, 02/28/18, Callable 02/28/15 @ 105.25	8,430,000	8,430,000
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	3,795,000	4,269,375

		76,250,002

Oil & Gas Services (2.1%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13	3,571,000	3,731,695
Cie Generale de Geophysique — Veritas, 6.500%, 06/01/21, Callable 06/01/16 @ 103.25(a)	8,000,000	7,720,000
Exterran Holdings, Inc., 7.250%, 12/01/18, Callable 12/01/13 @ 105.44(a)	955,000	964,550
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88	6,145,000	5,899,200
Oil States International, Inc., 6.500%, 06/01/19, Callable 06/01/14 @ 104.88(a)	12,685,000	12,748,425
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75	2,040,000	2,187,900

		33,251,770

Packaging & Containers (0.3%)
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	2,175,000	2,381,625
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	2,010,000	2,261,250

		4,642,875

Pharmaceuticals (2.3%)
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(a)	8,750,000	9,056,250
Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/13, Callable 12/01/11 @ 102.22(f)	1,330,000	1,383,200
Elan Financial PLC/Elan Financial Corp., 8.750%, 10/15/16, Callable 10/15/12 @ 108.75	3,700,000	3,889,625
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19, Callable 07/15/15 @ 103.50(a)	3,195,000	3,274,875
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20, Callable 12/15/15 @ 103.50(a)	2,610,000	2,681,775
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22, Callable 07/15/16 @ 103.63(a)	4,460,000	4,526,900
Lantheus Medical Imaging, Inc., 9.750%, 05/15/17, Callable 05/15/14 @ 104.88	5,395,000	5,529,875
Omnicare, Inc., 6.125%, 06/01/13, Callable 09/06/11 @ 100.00	281,000	281,000
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(a)	3,780,000	4,725,000
Valeant Pharmaceuticals International, 6.500%, 07/15/16, Callable 07/15/13 @ 103.25(a)	2,490,000	2,461,987

		37,810,487

Pipelines (1.8%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,335,000	3,526,762
Chesapeake Midstream Partners LP / CHKM Finance Corp., 5.875%, 04/15/21, Callable 04/15/15 @ 104.41(a)	5,355,000	5,288,062
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21, Callable 04/01/16 @ 103.56	3,475,000	3,431,563
El Paso Corp., 7.000%, 06/15/17	1,540,000	1,742,318
Genesis Energy LP, 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	2,325,000	2,313,375
MarkWest Energy Partners LP, 6.750%, 11/01/20, Callable 11/01/15 @ 103.38	7,600,000	7,752,000
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	235,000	256,150
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13	4,790,000	5,053,450

		29,363,680

Real Estate Investment Trusts (1.7%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25	3,080,000	3,364,900
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(f)	1,115,000	1,254,375
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21, Callable 05/01/16 @ 103.44(a)	10,830,000	10,640,475
Reckson Operating Partnership LP, 7.750%, 03/15/20	6,005,000	6,879,634
Rouse Co. LP (The), 6.750%, 11/09/15, Callable 05/09/13 @ 103.38	5,100,000	5,259,375

		27,398,759

Retail (3.0%)
Ferrellgas Partners LP, 6.500%, 05/01/21, Callable 05/01/16 @ 103.25(a)	2,775,000	2,622,375
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56	2,095,000	2,249,506
Limited Brands, Inc., 6.625%, 04/01/21	2,900,000	2,965,250
Limited Brands, Inc., 7.000%, 05/01/20	2,520,000	2,652,300
Macy’s Retail Holdings, Inc., 8.125%, 07/15/15	3,490,000	4,140,013
Phillips-Van Heusen Corp., 7.375%, 05/15/20, Callable 05/15/15 @ 103.69	2,005,000	2,145,350
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(a)	1,600,000	1,696,000
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75(f)	3,615,000	3,587,888
Roadhouse Financing, Inc., 10.750%, 10/15/17, Callable 10/15/13 @ 108.06(a)	2,735,000	2,871,750
Sears Holdings Corp., 6.625%, 10/15/18(a)	19,040,000	17,659,600
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38	5,415,000	6,024,187

		48,614,219

Semiconductors (0.8%)
Advanced Micro Devices, Inc., 7.750%, 08/01/20, Callable 08/01/15 @ 103.88	4,115,000	4,238,450
Freescale Semiconductor, Inc., 9.250%, 04/15/18, Callable 04/15/14 @ 104.63(a)	5,035,000	5,425,212
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

MEMC Electronic Materials, Inc., 7.750%, 04/01/19, Callable 04/01/14 @ 105.81(a)	3,025,000	2,987,188

		12,650,850

Shipbuilding (0.5%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18, Callable 03/15/15 @ 103.44(a)	8,110,000	8,312,750

Storage/Warehousing (0.4%)
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44	6,045,000	6,347,250

Telecommunication Services (14.3%)
Avaya, Inc., 7.000%, 04/01/19, Callable 04/01/15 @ 103.50(a)	7,240,000	7,004,700
Cequel Communications Holdings I LLC, 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	8,970,000	9,328,800
Cincinnati Bell, Inc., 8.375%, 10/15/20, Callable 10/15/15 @ 104.19	480,000	478,800
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	1,535,000	1,627,100
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25	3,590,000	3,989,388
EH Holding Corp., 6.500%, 06/15/19(a)	5,480,000	5,575,900
EH Holding Corp., 7.625%, 06/15/21(a)	2,735,000	2,789,700
Frontier Communications Corp., 8.250%, 05/01/14	900,000	988,875
Frontier Communications Corp., 8.500%, 04/15/20	6,590,000	7,183,100
GeoEye, Inc., 8.625%, 10/01/16, Callable 10/01/13 @ 104.31	2,055,000	2,162,888
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 09/26/11 @ 103.58(f)	4,772,000	4,980,775
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106	7,535,000	8,778,275
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 07/08/11 @ 102.38	2,875,000	2,946,875
Inmarsat Finance PLC, 7.375%, 12/01/17, Callable 12/01/13 @ 103.69(a)	1,780,000	1,886,800
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	3,400,000	3,434,000
Intelsat Jackson Holdings SA, 7.250%, 04/01/19, Callable 04/01/15 @ 103.63(a)	3,820,000	3,791,350
Intelsat Jackson Holdings SA, 7.500%, 04/01/21, Callable 04/01/16 @ 103.75(a)	14,340,000	14,250,375
Intelsat Jackson Holdings SA, 8.500%, 11/01/19	850,000	901,000
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 09/20/11 @ 104.63	4,338,000	4,462,717
Level 3 Financing, Inc., 9.375%, 04/01/19, Callable 04/01/15 @ 104.69(a)	5,865,000	6,040,950
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(i)	9,210,000	9,889,237
MetroPCS Wireless, Inc., 6.625%, 11/15/20, Callable 11/15/15 @ 103.31	2,640,000	2,613,600
MetroPCS Wireless, Inc., 7.875%, 09/01/18, Callable 09/01/14 @ 103.94	1,860,000	1,969,275
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/06/11 @ 100.92	3,395,000	3,395,000
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 08/06/11 @ 100.86	6,855,000	6,897,844
NII Capital Corp., 7.625%, 04/01/21, Callable 04/01/16 @ 103.81	4,440,000	4,639,800
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	3,825,000	4,221,844
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	7,510,000	7,885,500
Qwest Capital Funding, Inc., 6.875%, 07/15/28	5,940,000	5,672,700
Qwest Capital Funding, Inc., 7.750%, 02/15/31	5,220,000	5,337,450
Qwest Corp., 7.250%, 10/15/35, Callable 10/15/15 @ 101.94	5,485,000	5,430,150
Satmex Escrow SA de CV, 9.500%, 05/15/17, Callable 05/15/14 @ 104.75(a)(f)	4,725,000	4,819,500
Sprint Capital Corp., 6.875%, 11/15/28	11,095,000	10,512,512
Sprint Capital Corp., 8.750%, 03/15/32	8,280,000	8,963,100
Sprint Nextel Corp., 8.375%, 08/15/17(f)	3,500,000	3,845,625
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	4,985,000	5,284,100
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56	500,000	526,250
West Corp., 8.625%, 10/01/18, Callable 10/01/14 @ 104.31(a)(f)	2,690,000	2,716,900
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	15,866,093	18,285,672
Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(a)(i)	12,155,000	12,641,200
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)(i)	3,460,000	3,918,450
Windstream Corp., 7.500%, 04/01/23, Callable 04/01/16 @ 103.75	10,025,000	10,025,000

		232,093,077

Textiles (0.2%)
Mohawk Industries, Inc., 6.875%, 01/15/16	3,605,000	3,920,438

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Transportation (3.1%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88	3,200,000	3,528,000
AMGH Merger Sub, Inc., 9.250%, 11/01/18, Callable 11/01/14 @ 104.63(a)	1,970,000	2,078,350
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)(i)	17,875,000	16,132,187
CMA CGM SA, 8.500%, 04/15/17, Callable 04/15/14 @ 104.25(a)	9,750,000	8,190,000
Martin Midstream Partners LP, 8.875%, 04/01/18, Callable 04/01/14 @ 104.44	4,380,000	4,599,000
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US Inc., 8.625%, 11/01/17, Callable 11/01/13 @104.31(f)	1,035,000	1,019,475
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.625%, 11/01/17, Callable 11/01/13 @ 104.31(a)	2,910,000	2,866,350
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 02/15/19, Callable 02/15/15 @ 104.06(a)(f)	4,205,000	4,036,800
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63	4,382,000	4,809,245
Teekay Corp., 8.500%, 01/15/20	2,570,000	2,653,525

		49,912,932

Total Corporate Bonds (Cost $1,426,878,869)		1,506,664,541

Convertible Corporate Bond (0.0%)

Diversified Financial Services (0.0%)
Jefferies Group, Inc., 3.875%, 11/01/29(f)	575,000	575,000

Total Convertible Corporate Bond (Cost $575,000)		575,000

Municipal Bond (0.5%)

Oklahoma (0.5%)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)(l)	8,365,000	8,323,175

Total Municipal Bond (Cost $8,309,540)		8,323,175

Preferred Stock (0.3%)

Diversified Financial Services (0.3%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	163,060	4,210,209

Total Preferred Stock (Cost $4,076,500)		4,210,209

Convertible Preferred Stock (0.5%)

Auto Manufacturers (0.5%)
General Motors Co., Ser B, 4.750%, 12/01/13	177,400	8,646,476

Total Convertible Preferred Stock (Cost $8,450,630)		8,646,476

Units (0.0%)

Commercial Services (0.0%)
Alion Science Technology Corp.*(g)(m)	1,395	—

Total Units (Cost $93,535)		—

Short-Term Investment (6.6%)
RidgeWorth Funds Securities Lending Joint Account(n)	106,214,580	106,214,580

Total Short-Term Investment (Cost $106,214,580)		106,214,580

Money Market Fund (3.2%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(o)	52,222,362	52,222,362

Total Money Market Fund (Cost $52,222,362)		52,222,362

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $1,629,840,723)(p) — 105.6%		1,708,989,862
Liabilities in excess of other assets — (5.6)%		(91,068,214)

Net Assets — 100.0%		$1,617,921,648

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 43.9% of net assets as of June 30, 2011.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(c)	Security in default.

(d)	Issuer has filed for bankruptcy.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(f)	The security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $103,757,750.

(g)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2011.

(h)	The security has not settled as of June 30, 2011 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(i)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(j)	Perpetual maturity.

(k)	Step bond. The rate shown is the rate in effect as of June 30, 2011.

(l)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(m)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(n)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to Schedules of Portfolio Investments).

(o)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(p)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

MTN	— Medium Term Note
PIK	— Payment in-kind
ULC	— Unlimited Liability Company
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (8.6%)
Automobiles (3.4%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A3, 2.910%, 03/15/12	390,498	390,934
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	951,704	960,173
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3, 2.310%, 05/15/13	2,105,027	2,121,907
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 03/18/14	2,170,000	2,184,564
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3, 1.040%, 09/15/15	1,300,000	1,302,511
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4, 1.650%, 02/15/17	1,140,000	1,145,874
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	1,224,255	1,226,668
World Omni Auto Receivables Trust, Ser 2011-A, Cl A3, 1.110%, 05/15/15	1,875,000	1,878,055

		11,210,686

Credit Card (4.3%)
American Express Credit Account Master Trust, Ser 2007-7, Cl A, 0.227%, 02/17/15(a)	3,560,000	3,557,739
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.257%, 12/15/14(a)	5,825,000	5,822,625
Discover Card Master Trust, Ser 2008-A4, Cl A4, 5.650%, 12/15/15	4,340,000	4,744,196

		14,124,560

Other (0.9%)
GE Equipment Transportation LLC, Ser 2011-1, Cl A3, 1.000%, 10/20/14	1,385,000	1,384,862
John Deere Owner Trust, Ser 2011-A, Cl A3, 1.290%, 01/15/16	1,555,000	1,565,707

		2,950,569

Total Asset-Backed Securities (Cost $28,188,257)		28,285,815

Collateralized Mortgage Obligations (22.6%)
Banc of America Commercial Mortgage, Inc., Ser 2004-1, Cl A4, 4.760%, 11/10/39	1,495,000	1,585,110
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A4, 4.502%, 07/10/42	671,945	673,945
Banc of America Commercial Mortgage, Inc., Ser 2005-2, Cl AM, 4.913%, 07/10/43(a)	2,105,000	2,150,943
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)	2,814,947	2,954,231
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4, 6.975%, 01/17/32(a)	4,625,000	4,879,214
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(b)	75,462	75,342
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	2,370,252	2,403,339
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	217,092	217,015
CS First Boston Mortgage Securities Corp., Ser 2004-C5, Cl A3, 4.499%, 11/15/37	3,100,000	3,115,777
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl AM, 5.100%, 08/15/38(a)	2,095,000	2,117,452
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(b)	2,269,036	2,282,392
Federal Home Loan Mortgage Corporation, Ser 2882, Cl UJ, 4.500%, 08/15/19	32,625	34,479
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	2,576,038	2,703,927
Federal National Mortgage Association, Ser 2011-38, Cl AH, 2.750%, 05/25/20	6,490,948	6,683,756
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.725%, 08/25/34	1,339,895	1,198,737
GE Capital Commercial Mortgage Corp., Ser 2004-C2, Cl A3, 4.641%, 03/10/40	1,245,616	1,285,979
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A2, 5.471%, 05/10/40(a)	5,555,000	5,969,712
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	2,617,120	2,627,178
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	1,954,731	1,976,662
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	1,064,030	1,093,979
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A4, 5.499%, 06/15/29(a)	4,575,000	4,927,204
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	665,751	667,902
MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.500%, 07/25/19	2,461,967	2,495,881
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A3, 4.467%, 10/12/41(a)	2,550,000	2,562,506
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl AM, 5.107%, 07/12/38(a)	1,585,000	1,643,287
NCUA Guaranteed Notes, Ser 2010-C1, Cl A1, 1.600%, 10/29/20	1,249,724	1,247,198
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.654%, 04/25/34(a)	836,942	800,563
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	1,152,814	1,184,064
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	3,941,551	3,960,060
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4, 5.269%, 12/15/44(a)	3,800,000	4,118,635
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	884,873	910,302
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	124,836	124,689
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-16, Cl 1A1, 6.000%, 12/28/37	3,152,308	3,286,161

Total Collateralized Mortgage Obligations (Cost $73,472,558)		73,957,621

Corporate Bonds (47.9%)
Auto Manufacturers (0.7%)
Daimler Finance North America LLC, 1.950%, 03/28/14(b)	1,810,000	1,824,927
Kia Motors Corp., 3.625%, 06/14/16(b)	500,000	494,598

		2,319,525

Auto Parts & Equipment (0.3%)
Hyundai Motor Manufacturing Czech, 4.500%, 04/15/15(b)	885,000	923,420

Banks (18.1%)
Bank of America Corp., 3.625%, 03/17/16	860,000	862,477
Bank of America Corp., Ser L, 3.125%, 06/15/12	3,235,000	3,323,451
Bank of Montreal, 1.750%, 04/29/14, MTN	1,680,000	1,692,907
Bank of Nova Scotia, 2.250%, 01/22/13	2,155,000	2,206,050
Bank of Nova Scotia, 2.375%, 12/17/13	1,625,000	1,671,503
Barclays Bank PLC, 2.500%, 01/23/13	4,095,000	4,170,332
Barclays Bank PLC, 5.200%, 07/10/14	1,320,000	1,427,943
BB&T Corp., 5.700%, 04/30/14, MTN	3,765,000	4,178,480
Capital One Financial Corp., 7.375%, 05/23/14	1,500,000	1,712,752
Commonwealth Bank of Australia, 3.500%, 03/19/15(b)	1,035,000	1,070,728
Credit Suisse New York, 5.500%, 05/01/14	3,250,000	3,569,621
European Investment Bank, 1.875%, 06/17/13	2,145,000	2,193,719
Fifth Third Bancorp, 3.625%, 01/25/16	1,480,000	1,492,857
Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	1,735,000	1,766,695
JPMorgan Chase & Co., 3.150%, 07/05/16	1,875,000	1,886,471
KfW, 1.250%, 06/15/12	4,205,000	4,241,356
Morgan Stanley, 4.200%, 11/20/14	3,780,000	3,925,572
National City Bank, 6.200%, 12/15/11	5,347,000	5,477,916
PNC Funding Corp., 5.400%, 06/10/14	990,000	1,092,381
US Bancorp, 4.200%, 05/15/14	2,115,000	2,277,925
Wells Fargo & Co., 3.625%, 04/15/15	2,245,000	2,346,923
Westpac Banking Corp., 2.250%, 11/19/12	1,455,000	1,482,769
Westpac Banking Corp., 4.200%, 02/27/15	4,790,000	5,068,721

		59,139,549

Beverages (1.2%)
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	1,870,000	1,978,404
Dr Pepper Snapple Group, Inc., 2.350%, 12/21/12	1,300,000	1,325,646
PepsiCo, Inc., 2.500%, 05/10/16	605,000	611,397

		3,915,447

Chemicals (0.5%)
Dow Chemical Co. (The), 4.850%, 08/15/12	1,540,000	1,608,461

Diversified Financial Services (9.8%)
American Express Credit Corp., Ser C, 5.875%, 05/02/13	2,000,000	2,153,082
American Honda Finance Corp., 4.625%, 04/02/13(b)	2,000,000	2,112,272
BlackRock, Inc., 2.250%, 12/10/12	2,685,000	2,737,427
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Citigroup, Inc., 5.500%, 04/11/13	2,915,000	3,094,785
General Electric Capital Corp., 2.100%, 01/07/14	3,035,000	3,078,067
General Electric Capital Corp., 4.875%, 03/04/15	3,855,000	4,192,039
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	1,730,000	1,847,190
JPMorgan Chase & Co., 2.200%, 06/15/12	4,380,000	4,459,764
JPMorgan Chase & Co., 5.750%, 01/02/13	3,145,000	3,352,391
Merrill Lynch & Co., Inc., 6.150%, 04/25/13	2,050,000	2,201,155
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	995,000	1,053,559
Woodside Finance Ltd., 4.500%, 11/10/14(b)	1,800,000	1,928,534

		32,210,265

Electric (1.0%)
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	1,385,000	1,457,447
Duke Energy Corp., 6.300%, 02/01/14	1,765,000	1,971,085

		3,428,532

Electronics (0.3%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	300,000	305,514
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	705,000	726,001

		1,031,515

Food (0.5%)
General Mills, Inc., 5.200%, 03/17/15	1,450,000	1,614,794
Kraft Foods, Inc., 5.625%, 11/01/11	131,000	133,097

		1,747,891

Insurance (3.4%)
Berkshire Hathaway Finance Corp., 5.000%, 08/15/13	1,635,000	1,765,906
MetLife Global Funding I, 2.500%, 09/29/15(b)	2,735,000	2,731,981
MetLife, Inc., 5.500%, 06/15/14	2,715,000	2,987,575
New York Life Global Funding, 3.000%, 05/04/15(b)	1,530,000	1,582,383
Prudential Financial, Inc., 5.150%, 01/15/13, MTN	2,000,000	2,110,432

		11,178,277

Iron/Steel (0.2%)
ArcelorMittal, 3.750%, 03/01/16	740,000	748,270

Machinery-Construction & Mining (0.8%)
Caterpillar, Inc., 1.375%, 05/27/14	2,475,000	2,485,021

Media (2.1%)
Comcast Corp., 5.300%, 01/15/14	1,915,000	2,100,144
DIRECTV Holdings LLC, 7.625%, 05/15/16	1,940,000	2,114,600
Time Warner Cable, Inc., 5.400%, 07/02/12	1,870,000	1,954,851
Time Warner, Inc., 3.150%, 07/15/15	615,000	636,017

		6,805,612

Mining (0.6%)
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,755,000	2,107,530

Miscellaneous Manufacturer (0.3%)
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	985,000	1,079,920

Oil & Gas (1.2%)
Devon Financing Corp., ULC, 6.875%, 09/30/11	1,265,000	1,284,017
Total Capital SA, 3.000%, 06/24/15	2,420,000	2,517,753

		3,801,770

Pharmaceuticals (0.6%)
McKesson Corp., 5.250%, 03/01/13	850,000	907,284
McKesson Corp., 6.500%, 02/15/14	850,000	955,499

		1,862,783

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Pipelines (2.4%)
Energy Transfer Partners LP, 5.650%, 08/01/12	1,400,000	1,466,835
Enterprise Products Operating LLC, Ser G, 5.600%, 10/15/14	710,000	788,767
Enterprise Products Operating LLC, Ser M, 5.650%, 04/01/13	1,250,000	1,340,792
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	1,640,000	1,711,934
Plains All American Pipeline LP, 4.250%, 09/01/12	1,945,000	2,011,019
Williams Partners LP, 3.800%, 02/15/15	490,000	513,272

		7,832,619

Retail (0.5%)
Wal-Mart Stores, Inc., 1.500%, 10/25/15	1,690,000	1,667,910

Semiconductors (0.4%)
Texas Instruments, Inc., 1.375%, 05/15/14	1,170,000	1,174,889

Telecommunication Services (2.3%)
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	4,185,000	4,437,100
Verizon Communications, Inc., 1.950%, 03/28/14	2,080,000	2,113,856
Verizon Communications, Inc., 3.000%, 04/01/16	845,000	863,094

		7,414,050

Toys/Games/Hobbies (0.5%)
Mattel, Inc., 5.625%, 03/15/13	1,550,000	1,657,852

Transportation (0.2%)
Union Pacific Corp., 6.500%, 04/15/12	760,000	793,243

Total Corporate Bonds (Cost $153,826,887)		156,934,351

Municipal Bond (1.5%)
New Jersey (1.5%)
New Jersey Economic Development Authority, RB, BAB, 1.247%, 06/15/13(a)	4,930,000	4,915,112

Total Municipal Bond (Cost $4,930,000)		4,915,112

U.S. Government Agencies (2.7%)
Federal Home Loan Mortgage Corp. (0.9%)
1.350%, 01/06/15 (c)	2,935,000	2,918,534

Federal National Mortgage Association (1.8%)
1.000%, 01/28/13	3,745,000	3,747,161
3.000%, 09/29/14	2,250,000	2,263,876

		6,011,037

Total U.S. Government Agencies (Cost $8,957,201)		8,929,571

U.S. Government Agency Mortgages (13.8%)
Federal Home Loan Mortgage Corporation (1.6%)
Pool #847276, 2.637%, 04/01/34 (a)	595,801	624,608
Pool #1B7142, 5.813%, 09/01/36 (a)	1,192,692	1,264,133
Pool #1G1676, 5.477%, 04/01/37 (a)	2,961,508	3,193,314

		5,082,055

Federal National Mortgage Association (12.2%)
Pool #55162, 4.826%, 01/01/13	1,204,869	1,252,998
Pool #555290, 4.927%, 02/01/13	2,508,632	2,596,031
Pool #873294, 5.100%, 02/01/13	7,115,000	7,488,592
Pool #735065, 4.484%, 08/01/13	2,381,372	2,501,496
Pool #555910, 4.919%, 10/01/13	2,538,841	2,681,326
Pool #958368, 4.710%, 03/01/14	5,326,944	5,686,920
Pool #725877, 5.381%, 09/01/14	3,720,350	4,020,736
Pool #466534, 2.040%, 11/01/15	3,605,000	3,565,546
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Pool #466598, 2.180%, 11/01/15	1,670,000	1,657,219
Pool #745889, 5.970%, 08/01/16	4,808,478	5,416,541
Pool #555844, 2.420%, 10/01/33 (a)	362,984	380,167
Pool #822302, 2.587%, 05/01/35 (a)	2,553,389	2,692,948

		39,940,520

Total U.S. Government Agency Mortgages (Cost $43,808,589)		45,022,575

U.S. Treasury Obligations (1.5%)
U.S. Treasury Notes (1.5%)
0.375%, 09/30/12	4,175,000	4,179,730
1.875%, 04/30/14	115,000	118,594
2.500%, 04/30/15	595,000	624,006

		4,922,330

Total U.S. Treasury Obligations (Cost $4,921,354)		4,922,330

Money Market Fund (1.4%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(d)	4,569,109	4,569,109

Total Money Market Fund (Cost $4,569,109)		4,569,109

Total Investments (Cost $322,673,955)(e) — 100.0%		327,536,484
Other assets in excess of liabilities — 0.0%		11,936

Net Assets — 100.0%		$327,548,420

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.6% of net assets as of June 30, 2011.

(c)	Denotes investment purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

BAB	— Build America Bonds
MTN	— Medium Term Note
RB	— Revenue Bond
ULC	— Unlimited Liability Company
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)

U.S. Treasury Obligations (99.0%)

U.S. Treasury Notes (99.0%)
1.750%, 11/15/11	1,780,000	1,790,917
4.625%, 02/29/12	4,500,000	4,633,596
1.000%, 04/30/12	1,975,000	1,988,114
1.750%, 08/15/12	3,000,000	3,050,157
4.125%, 08/31/12	2,000,000	2,089,844
1.375%, 01/15/13	3,450,000	3,503,368
3.125%, 04/30/13	2,200,000	2,308,024
1.125%, 06/15/13	2,500,000	2,532,325
2.000%, 11/30/13	2,425,000	2,505,706
2.375%, 02/28/15	1,000,000	1,044,690
2.500%, 04/30/15	1,500,000	1,573,125
1.750%, 07/31/15	405,000	411,865

Total U.S. Treasury Obligations (Cost $26,971,889)		27,431,731

Money Market Fund (0.4%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	121,931	121,931

Total Money Market Fund (Cost $121,931)		121,931

Total Investments (Cost $27,093,820)(b) — 99.4%		27,553,662
Other assets in excess of liabilities — 0.6%		156,702

Net Assets — 100.0%		$27,710,364

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (1.4%)
Home Equity (0.8%)
HSBC Home Equity Loan Trust, Ser 2005-1, Cl M, 0.716%, 01/20/34(a)	1,840,345	1,618,941
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1, 0.336%, 03/20/36(a)	3,806,111	3,496,232

		5,115,173

Manufactured Housing (0.6%)
Newcastle Investment Trust, Ser 2010-MH1, Cl M1, 6.000%, 07/10/35(b)	4,160,000	4,377,515

Total Asset-Backed Securities (Cost $9,389,915)		9,492,688

Collateralized Mortgage Obligations (15.0%)
Americold LLC Trust, Ser 2010-ARTA, Cl A2FX, 4.954%, 01/14/29(b)	2,662,000	2,728,668
Banc of America Commercial Mortgage, Inc., Ser 2005-3, Cl A3B, 5.090%, 07/10/43(a)	3,902,000	4,079,091
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl AM, 5.367%, 09/10/47(a)	3,321,000	3,447,966
Federal Home Loan Mortgage Corporation, Ser 3745, Cl VE, 4.000%, 09/15/29	1,630,994	1,571,021
Federal Home Loan Mortgage Corporation, Ser 3753, Cl DC, 3.500%, 09/15/39	1,293,646	1,175,018
Federal Home Loan Mortgage Corporation, Ser 3762, Cl BV, 4.000%, 10/15/29	1,513,000	1,451,988
Federal Home Loan Mortgage Corporation, Ser 3763, Cl VQ, 4.000%, 07/15/27	929,000	907,100
Federal Home Loan Mortgage Corporation, Ser 3768, Cl CB, 3.500%, 12/15/25	2,022,874	1,873,505
Federal Home Loan Mortgage Corporation, Ser 3774, Cl EW, 3.500%, 12/15/25	2,243,855	2,098,144
Federal Home Loan Mortgage Corporation, Ser 3780, Cl AV, 4.000%, 04/15/31	1,084,772	1,044,188
Federal Home Loan Mortgage Corporation, Ser 3800, Cl BE, 3.500%, 02/15/26	2,658,707	2,478,859
Federal Home Loan Mortgage Corporation, Ser 3800, Cl CB, 3.500%, 02/15/26	2,382,000	2,217,752
Federal Home Loan Mortgage Corporation, Ser 3806, Cl L, 3.500%, 02/15/26	6,609,442	6,085,648
Federal Home Loan Mortgage Corporation, Ser 3810, Cl QB, 3.500%, 02/15/26	3,938,394	3,687,443
Federal Home Loan Mortgage Corporation, Ser 3814, Cl B, 3.000%, 02/15/26	4,558,025	4,174,187
Federal Home Loan Mortgage Corporation, Ser 3816, Cl GL, 3.000%, 02/15/26	2,865,000	2,618,848
Federal Home Loan Mortgage Corporation, Ser 3826, Cl BK, 3.000%, 03/15/26	6,680,591	6,114,249
Federal Home Loan Mortgage Corporation, Ser 3829, Cl BE, 3.500%, 03/15/26	3,173,000	2,959,867
Federal National Mortgage Association, Ser 2010-144, Cl YB, 3.000%, 12/25/25	6,365,471	5,777,704
Federal National Mortgage Association, Ser 2011-36, Cl DB, 3.000%, 05/25/26	4,237,120	3,847,918
Federal National Mortgage Association, Ser 2011-36, Cl VA, 4.500%, 09/25/23	4,971,880	5,313,011
Federal National Mortgage Association, Ser 2011-42, Cl B, 3.000%, 05/25/26	4,809,000	4,387,540
Federal National Mortgage Association, Ser 2011-45, Cl ZA, 4.000%, 05/25/31	3,852,800	3,488,712
Federal National Mortgage Association, Ser 2011-8, Cl PV, 4.000%, 01/25/30	726,000	696,766
Government National Mortgage Association, Ser 2003-85, Cl ZK, 5.500%, 10/20/33	2,269,318	2,524,580
Government National Mortgage Association, Ser 2007-35, Cl TE, 6.000%, 06/20/37	1,226,000	1,406,850
Government National Mortgage Association, Ser 2008-20, Cl PZ, 6.000%, 03/20/38	1,737,051	1,991,824
Government National Mortgage Association, Ser 2010-167, Cl VA, 4.250%, 11/20/29	1,630,000	1,619,680
Government National Mortgage Association, Ser 2011-17, Cl B, 4.000%, 02/16/26	900,232	900,522
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl AM, 5.263%, 11/15/40(a)	2,673,000	2,780,858
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4, 5.156%, 02/15/31	3,434,000	3,715,469
Morgan Stanley Reremic Trust, Ser 2010-HQ4B, Cl A7A, 4.970%, 04/16/40(a)(b)	2,700,000	2,849,752
RBSCF Trust, Ser 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a)(b)	5,030,000	5,361,328
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl AMFX, 5.179%, 07/15/42(a)	4,590,000	4,784,317
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl AM, 5.380%, 10/15/44(a)	3,142,000	3,296,888

Total Collateralized Mortgage Obligations (Cost $101,526,334)		105,457,261

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Bank Loans (4.5%)
Aerospace/Defense (0.1%)
DAE Aviation Holdings, Inc., Term Loan B2, 5.280%, 07/31/14(a)(b)	112,132	111,151
DAE Aviation Holdings, Inc., Term Loan B-1, 5.280%, 07/31/14(a)(b)	116,703	115,682
Delos Aircraft, Inc., Term Loan B2, 7.000%, 03/17/16(a)(b)	315,000	317,495
Sequa Corp., 3.500%-3.510%, 12/03/14(a)(b)	214,937	211,534
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	59,894	59,794

		815,656

Auto Manufacturers (0.0%)
Tenneco, Inc., Term Loan B, 5.000%, 06/03/16(a)(b)	123,750	124,137

Auto Parts & Equipment (0.0%)
Allison Transmission, Inc., Term Loan B, 2.940%, 08/07/14(a)(b)	153,221	150,020

Banks (0.1%)
CIT Group, Inc., 6.250%, 08/11/15(a)(b)	315,000	316,518

Building Materials (0.1%)
Armstrong World Industries, Inc., New Term Loan B, 4.000%, 03/09/18(a)(b)	249,375	249,250
Goodman Global Holdings, Inc., 1st Lien Term Loan, 5.750%, 10/28/16(a)(b)	143,913	144,113

		393,363

Chemicals (0.2%)
Chemtura Corp., Term Loan B, 5.500%, 08/27/16(a)(b)	105,000	105,295
INEOS U.S. Finance LLC, Term Loan B2, 7.501%, 12/16/13(a)(b)	100,823	103,621
INEOS U.S. Finance LLC, Term Loan C2, 8.001%, 12/16/14(a)(b)	107,015	110,520
Nalco Co., Term Loan B1, 4.500%-5.250%, 10/05/17(a)(b)	138,950	139,606
Nexeo Solutions, LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	229,425	228,374
Styron S.A.R.L LLC, New Term Loan B, 6.000%, 08/02/17(a)(b)	243,775	243,380
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(b)	398,000	396,961

		1,327,757

Commercial Services (0.1%)
Booz Allen Hamilton, Inc., Term Loan B, 4.000%, 08/03/17(a)(b)	44,888	44,986
Hertz Corp. (The), Term Loan B, 3.750%, 03/09/18(a)(b)	89,775	89,265
JMC Steel Group, Inc., 4.750%, 04/03/17(a)(b)	49,875	50,000
Walter Industries, Inc., Term Loan B, 4.000%, 04/02/18(a)(b)	435,000	434,704

		618,955

Computers (0.0%)
Network Solutions LLC, Term Loan B, 2.440%, 03/07/14(a)(b)	55,178	52,971

Consumer Discretionary (0.0%)
Collective Brands Finance, Inc., 08/18/14(a)(b)(d)	29,922	29,374

Consumer Staples (0.0%)
Revlon Consumer Products Corp., New Term Loan B, 4.750%, 11/17/17(a)(b)	208,421	208,369

Diversified Financial Services (0.3%)
Affinion Group, Inc., Term Loan B, 5.000%, 10/10/16(a)(b)	367,042	366,190
American Capital Holdings, Inc., 7.500%, 12/31/13(a)(b)	122,893	123,099
BNY ConvergEx Group LLC, 5.250%, 12/19/16(a)(b)	55,879	55,879
BNY ConvergEx Group LLC, 5.250%, 12/19/16(a)(b)	133,171	133,171
CNO Financial Group, Inc., New Term Loan B, 6.250%, 09/30/16(a)(b)	164,684	164,941
Interactive Data Corp., 4.750%, 02/12/18(a)(b)	214,463	214,330
International Lease Finance Corp., Term Loan B1, 6.750%, 03/17/15(a)(b)	200,000	200,084
Microsemi Corp., New Term Loan B, 4.000%, 11/02/17(a)(b)	209,475	209,345
Nuveen Investments, Inc., 1st Lien Term Loan, 3.246%-3.273%, 11/13/14(a)(b)	108,373	106,822
Nuveen Investments, Inc., 5.746%-5.773%, 05/12/17(a)(b)	126,627	126,522
Springleaf Finance Corp., 5.500%, 05/10/17(a)(b)	475,000	465,025
SunGard Data Systems, Inc., 1.940%, 02/28/14(a)(b)	55,000	53,597

		2,219,005

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Electric (0.3%)
Calpine Corp., 4.500%, 04/02/18(a)(b)	319,200	315,641
Equipower Resources Holdings LLC, Term Loan B, 5.750%, 01/26/18(a)(b)	79,800	79,734
GenOn Energy, Inc., Term Loan B, 6.000%, 09/08/17(a)(b)	233,238	232,848
NRG Energy, Inc., New Term Loan B, 07/02/18(a)(b)(d)	200,000	200,028
NRG Energy, Inc., 4.000%, 02/01/13(a)(b)	305,625	304,827
NRG Energy, Inc., 4.000%, 02/01/13(a)(b)	292,604	291,840
Texas Competitive Electric Holdings Co. LLC, 4.686%-4.768%, 10/10/17(a)(b)	579,200	452,581

		1,877,499

Electronics (0.0%)
Eagle Parent, Inc., 5.000%, 05/16/18(a)(b)	50,000	48,713

Energy (0.0%)
Aquilex Holdings LLC, 6.000%, 04/01/16(a)(b)	185,135	184,487

Entertainment (0.1%)
Caesars Entertainment Operating Co., Term Loan B2, 01/28/15(a)(b)(d)	250,000	225,058
Carmike Cinemas, Inc., Term Loan B, 5.500%, 01/27/16(a)(b)	49,823	50,010
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/16/16(a)(e)	288,025	286,944
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	103,947	103,687
Regal Cinemas, Inc., Term Loan B, 3.496%, 08/23/17(a)(b)	179,100	178,801
Universal City Development Partners Ltd., New Term Loan B, 5.500%, 11/06/14(a)(b)	357,789	357,900

		1,202,400

Food (0.1%)
DineEquity, Inc., New Term Loan B, 4.250%, 10/19/17(a)(b)	138,491	138,468
Dole Food Co., Inc., Term Loan C, 5.000%-5.500%, 03/02/17(a)(b)	72,649	72,619
Dole Food Co., Inc., Term Loan B, 5.000%-5.500%, 03/02/17(a)(b)	29,250	29,238
Dunkin’ Brands, Inc., Term Loan B, 4.250%-5.250%, 11/23/17(a)(b)	353,227	352,545

		592,870

Health Care (0.7%)
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(a)(b)	223,875	221,262
Ardent Medical Services, Inc., 1st Lien Term Loan, 6.500%, 09/15/15(a)(b)	301,942	301,565
Biomet, Inc., New Term Loan B, 03/25/15(a)(b)(d)	45,000	44,570
CareStream Health, Inc., Term Loan B, 5.000%, 02/25/17(a)(b)	503,738	469,735
Community Health Systems, Inc., 2.504%, 07/25/14(a)(b)	559,215	539,877
Community Health Systems, Inc., 2.504%, 07/25/14(a)(b)	23,851	23,026
CRC Health Corp., 4.746%, 11/16/15(a)(b)	229,066	223,912
Gentiva Health Services, Inc., New Term Loan B, 4.750%, 08/17/16(a)(b)	137,375	135,864
Grifols, Inc., Term Loan B, 6.000%, 11/23/16(a)(b)	235,000	235,736
HCA, Inc., Term Loan B3, 3.496%, 05/01/18(a)(b)	830,000	815,849
Health Management Associates, Inc., Term Loan B, 1.996%, 02/28/14(a)(b)	49,861	48,166
IASIS Healthcare LLC, 5.000%, 05/03/18(a)(b)	374,063	372,260
MedAssets, Inc., 5.250%, 11/16/16(a)(b)	124,232	124,387
MultiPlan, Inc., New Term Loan B, 4.750%, 08/26/17(a)(b)	211,538	210,282
Mylan Laboratories, Inc., Term Loan B, 3.500%, 10/02/14(a)(b)	36,113	36,267
Universal Health Services, Inc., New Term Loan B, 4.000%, 11/15/16(a)(b)	192,544	192,917
Vanguard Health Holding Co. II LLC, Term Loan B, 5.000%, 01/29/16(a)(b)	213,392	213,048
Warner Chilcott Co., LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	98,040	98,010
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	196,080	196,019
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	134,805	134,763

		4,637,515

Healthcare — Services (0.1%)
Drumm Investors LLC, 5.000%, 05/04/18(a)(b)	420,000	411,075
Endo Pharmaceuticals Holdings Inc., Term Loan B, 4.000%, 06/18/18(a)(b)	170,000	170,425

		581,500

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Industrials (0.0%)
Bucyrus International, Inc., Term Loan C, 4.250%, 02/19/16(a)(b)	272,967	272,793

Information Technology (0.1%)
Aspect Software, Inc., New Term Loan B, 6.250%, 04/19/16(a)(b)	138,596	138,596
Ceridian Corp., 3.186%, 11/10/14(a)(b)	119,388	114,331
Fidelity National Information Services, Inc., Term Loan B, 5.250%, 07/18/16(a)(b)	153,838	154,299
Flextronics International Ltd., Term Loan B, 10/01/12(a)(b)(d)	90,000	89,353
Savvis Communications Corp., 6.750%, 08/04/16(a)(b)	426,775	428,644
SBA Communications Corp., 06/29/18(a)(b)(d)	45,000	45,019

		970,242

Insurance (0.0%)
Sedgwick CMS Holdings, Inc., 5.000%, 12/30/16(a)(b)	209,354	209,092

Leisure Time (0.1%)
Clubcorp Operations, Inc., Term Loan B, 6.000%, 11/09/16(a)(b)	313,425	314,209

Lodging (0.2%)
Las Vegas Sands LLC, Term Loan B, 2.690%, 11/23/16(a)(b)	343,813	333,973
Las Vegas Sands LLC, 2.690%, 11/23/16(a)(b)	69,101	67,124
MGM Mirage, Class C Term Loan, 7.000%, 02/21/14(a)(b)	415,000	404,588
VML U.S. Finance LLC, Term Loan B, 4.690%, 05/25/12(a)(b)	77,294	77,092
VML U.S. Finance LLC, Term Loan B, 4.690%, 05/27/13(a)(b)	133,817	133,466

		1,016,243

Machinery Diversified (0.0%)
Veyance Technologies, Inc., Delayed Draw Term Loan, 2.690%, 07/31/14(a)(b)	14,880	14,070
Veyance Technologies, Inc., 2.690%, 07/31/14(a)(b)	103,887	98,239

		112,309

Media (0.5%)
FoxCo Acquisition Sub LLC, Term Loan B, 4.750%, 07/14/15(a)(b)	93,148	93,090
Getty Images, Inc., 5.250%, 11/07/16(a)(b)	109,175	109,639
Gray Television, Inc., Term Loan B, 3.700%, 12/31/14(a)(b)	477,868	467,914
Insight Midwest LP, 1.940%-2.060%, 04/07/14(a)(b)	415,000	407,737
San Juan Cable Holdings, LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	65,000	64,716
Syniverse Technologies, Inc., Term Loan B, 5.250%, 12/21/17(a)(b)	223,875	224,809
Telesat Canada, Term Loan II, 3.190%, 10/31/14(a)(b)	34,057	33,568
Telesat Canada, Term Loan I, 3.190%, 10/31/14(a)(b)	396,483	390,786
Univision Communications, Inc., 4.436%, 03/31/17(a)(b)	416,580	394,859
Village Roadshow Ltd., Term Loan A2, 5.500%, 05/27/15(a)(e)	620,000	620,000
Weather Channel Interactive, Inc. (The), New Term Loan B, 4.250%, 02/13/17(a)(b)	109,725	109,984

		2,917,102

Mining (0.1%)
Fairmount Minerals Ltd., New Term Loan B, 5.250%, 03/01/17(a)(b)	139,500	139,624
Novelis, Inc., 3.750%, 03/10/17(a)(b)	547,250	547,436

		687,060

Miscellaneous Manufacturer (0.0%)
Clarke American Corp., Term Loan B, 2.686%-2.746%, 06/30/14(a)(b)	227,044	202,069

Oil & Gas (0.3%)
CITGO Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(b)	306,643	309,709
Frac Tech International LLC, Term Loan B, 6.250%, 05/06/16(a)(b)	338,107	337,430
Obsidian Natural Gas Trust, 7.000%, 11/02/15(a)(b)	939,843	949,242
TPF Generation Holdings LLC, 2.246%, 12/15/11(a)(b)	27,118	26,808
TPF Generation Holdings LLC, 2.246%, 12/13/13(a)(b)	86,505	85,516
TPF Generation Holdings LLC, Term Loan B, 2.246%, 12/15/13(a)(b)	157,095	155,299
Western Refining, Inc., New Term Loan B, 7.500%, 03/15/17(a)(b)	394,013	398,280

		2,262,284

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Real Estate (0.2%)
Istar Financial, Inc., Term Loan A1, 5.000%, 06/28/13(a)(b)	840,932	827,402
Istar Financial, Inc., Term Loan A2, 7.000%, 06/30/14(a)(b)	290,000	288,672

		1,116,074

Retail (0.4%)
Capital Automotive LP, New Term Loan B, 5.000%, 03/10/17(a)(b)	839,149	838,520
Gymboree Corp., 5.000%, 02/23/18(a)(b)	189,050	182,964
J Crew Operating Corp., New Term Loan B, 4.750%, 03/07/18(a)(b)	225,000	215,188
Michaels Stores, Inc., Term Loan B2, 4.750%-4.813%, 07/31/16(a)(b)	199,038	197,681
NBTY, Inc., New Term Loan B, 4.250%, 10/02/17(a)(b)	353,225	353,225
Pilot Travel Centers LLC, New Term Loan B, 4.250%, 03/30/18(a)(b)	400,000	400,724
Sports Authority, Inc., Term Loan B, 7.500%, 10/26/17(a)(b)	213,925	215,129
SUPERVALU, Inc., Term Loan B1, 1.560%, 06/01/12(a)(b)	217,528	215,794

		2,619,225

Semiconductors (0.0%)
Freescale Semiconductor, Inc., Extended Term Loan B, 4.441%, 12/01/16(a)(b)	232,724	231,125

Telecommunication Services (0.4%)
Airvana, Inc., Term Loan B, 10.000%, 08/27/14(a)(b)	180,536	182,341
Atlantic Broadband Finance LLC, New Term Loan B, 4.000%, 03/08/16(a)(b)	132,082	132,110
BBHI Acquisition LLC, Term Loan B, 4.500%, 12/14/17(a)(b)	208,950	208,808
Bragg Communications, Inc., Term Loan B, 2.754%, 08/31/14(a)(b)	208,376	206,119
CMP Susquehanna Corp., 05/03/13(a)(b)(d)	140,000	138,575
Consolidated Communications, Inc., Term Loan B, 2.690%, 12/31/14(a)(b)	110,000	106,150
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/15/15(a)(b)	301,950	301,950
Intelsat Jackson Holdings SA, Term Loan B, 5.250%, 04/02/18(a)(b)	875,000	876,820
Level 3 Financing, Inc., Term Loan A, 2.532%, 03/13/14(a)(b)	220,000	212,918
Telcordia Technologies, Inc., Term Loan B, 6.750%, 04/09/16(a)(b)	350,456	350,018
UPC Financing Partnership, Term Loan T, 3.691%, 12/30/16(a)(b)	101,988	101,394
Vonage Holdings Corp., Term Loan B, 9.750%, 12/08/15(a)(b)	110,500	110,914
West Corp., Term Loan B2, 2.621%-2.649%, 10/24/13(a)(b)	158,381	157,024

		3,085,141

Telecommunications (0.0%)
CommScope, Inc., New Term Loan B, 5.000%, 01/14/18(a)(b)	99,750	100,312

Textiles (0.0%)
Warnaco Inc., 3.750%-5.000%, 06/15/18(a)(b)	65,000	65,203

Total Bank Loans (Cost $31,403,515)		31,561,592

Corporate Bonds (25.5%)
Aerospace/Defense (0.6%)
Boeing Co. (The), 5.125%, 02/15/13	1,339,000	1,429,902
United Technologies Corp., 6.125%, 02/01/19	2,450,000	2,865,182

		4,295,084

Auto Manufacturers (0.2%)
PACCAR, Inc., 6.375%, 02/15/12	1,267,000	1,309,925

Banks (1.4%)
Bank of Nova Scotia, 2.375%, 12/17/13	1,219,000	1,253,884
Bank of Nova Scotia, 3.400%, 01/22/15	1,369,000	1,438,241
HSBC Bank PLC, 3.100%, 05/24/16(b)	856,000	850,341
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,402,000	1,438,639
JPMorgan Chase & Co., 4.400%, 07/22/20	2,001,000	1,960,316
JPMorgan Chase & Co., 6.300%, 04/23/19	896,000	1,009,914
Northern Trust Corp., 5.200%, 11/09/12	1,783,000	1,889,714

		9,841,049

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	1,896,000	1,946,781
Diageo Capital PLC, 5.200%, 01/30/13	898,000	957,712
SABMiller PLC, 6.200%, 07/01/11(b)	1,636,000	1,636,000

		4,540,493

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	477,000	483,924

Chemicals (1.2%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	864,000	907,284
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	905,000	919,536
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,288,000	1,394,159
Praxair, Inc., 1.750%, 11/15/12	3,223,000	3,267,300
Praxair, Inc., 4.625%, 03/30/15	1,757,000	1,937,230

		8,425,509

Computers (0.3%)
Hewlett-Packard Co., 4.500%, 03/01/13	694,000	734,980
IBM Corp., 5.600%, 11/30/39	1,293,000	1,365,466

		2,100,446

Diversified Financial Services (3.1%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(b)	1,472,000	1,441,450
CME Group, Inc., 5.400%, 08/01/13	1,340,000	1,457,996
CME Group, Inc., 5.750%, 02/15/14	1,179,000	1,309,568
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,317,000	1,396,929
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,066,000	1,185,127
ERAC USA Finance LLC, 5.800%, 10/15/12(b)	1,428,000	1,505,488
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,343,000	2,334,989
Jefferies Group, Inc., 8.500%, 07/15/19	1,010,000	1,194,513
Lazard Group LLC, 7.125%, 05/15/15	1,940,000	2,182,913
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	1,174,000	1,174,125
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,402,000	1,397,462
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	1,572,000	1,653,549
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	940,000	976,952
Woodside Finance Ltd., 4.600%, 05/10/21, Callable 02/10/21 @100(b)	2,634,000	2,585,205

		21,796,266

Electric (1.2%)
Alabama Power Co., 5.800%, 11/15/13	1,115,000	1,234,026
Duke Energy Carolinas LLC, 4.300%, 06/15/20	420,000	435,527
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,297,000	1,463,157
Georgia Power Co., 6.000%, 11/01/13	767,000	851,043
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,149,000	1,237,347
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	730,000	842,413
Southern California Edison Co., 5.750%, 03/15/14	1,180,000	1,320,094
Wisconsin Power & Light Co., 6.375%, 08/15/37	700,000	814,608

		8,198,215

Food (0.7%)
Kellogg Co., 4.250%, 03/06/13	1,045,000	1,102,864
Kraft Foods, Inc., 6.500%, 02/09/40	1,023,000	1,136,322
Kroger Co. (The), 7.500%, 01/15/14	739,000	844,690
Tesco PLC, 5.500%, 11/15/17(b)	1,848,000	2,089,909

		5,173,785

Healthcare — Products (0.3%)
Becton Dickinson and Co., 3.250%, 11/12/20	555,000	528,285
Covidien International Finance SA, 6.000%, 10/15/17	1,406,000	1,643,187

		2,171,472

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Healthcare — Services (0.4%)
Roche Holdings, Inc., 7.000%, 03/01/39(b)	2,019,000	2,450,248

Insurance (1.4%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,468,000	2,572,280
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,570,000	1,674,841
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	1,074,000	1,040,394
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	2,410,000	2,420,698
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	706,000	738,148
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	1,028,000	1,169,748

		9,616,109

Media (1.1%)
Comcast Corp., 6.450%, 03/15/37	730,000	780,775
NBC Universal, Inc., 5.950%, 04/01/41(b)	1,234,000	1,254,845
Thomson Reuters Corp., 5.950%, 07/15/13	320,000	350,014
Time Warner Cable, Inc., 5.850%, 05/01/17	3,052,000	3,432,136
Time Warner Cable, Inc., 8.250%, 02/14/14	1,190,000	1,384,147
Time Warner, Inc., 6.200%, 03/15/40	439,000	449,745

		7,651,662

Mining (0.7%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	496,000	522,130
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	975,000	1,023,480
Barrick PD Australia Finance Property Ltd., 5.950%, 10/15/39	1,096,000	1,108,063
Newmont Mining Corp., 6.250%, 10/01/39	1,974,000	2,049,047

		4,702,720

Miscellaneous Manufacturer (1.3%)
Danaher Corp., 3.900%, 06/23/21, Callable 03/23/21 @100	1,072,000	1,067,782
General Electric Co., 5.000%, 02/01/13	3,307,000	3,510,046
General Electric Co., 5.250%, 12/06/17	894,000	990,395
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,865,000	2,216,916
Siemens Financieringsmat, 6.125%, 08/17/26(b)	982,000	1,111,803

		8,896,942

Office/Business Equip (0.3%)
Xerox Corp., 5.500%, 05/15/12	915,000	951,339
Xerox Corp., 6.350%, 05/15/18	1,280,000	1,467,209

		2,418,548

Oil & Gas (1.0%)
Ensco PLC, 4.700%, 03/15/21	1,592,000	1,608,211
Shell International Finance BV, 6.375%, 12/15/38	3,265,000	3,785,735
Statoil ASA, 3.125%, 08/17/17	413,000	416,616
Total Capital SA, 3.000%, 06/24/15	938,000	975,890

		6,786,452

Oil & Gas Services (0.4%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,199,000	1,161,168
Weatherford International Ltd., 5.125%, 09/15/20	979,000	999,580
Weatherford International Ltd., 6.500%, 08/01/36	927,000	956,217

		3,116,965

Pharmaceuticals (1.8%)
Abbott Laboratories, 5.600%, 11/30/17	2,376,000	2,753,553
Express Scripts, Inc., 5.250%, 06/15/12	1,728,000	1,797,770
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,548,000	1,765,701
Merck & Co., Inc., 6.550%, 09/15/37	1,058,000	1,249,239
Novartis Securities Investment Ltd., 5.125%, 02/10/19	836,000	928,356
Sanofi-Aventis SA, 4.000%, 03/29/21	2,123,000	2,123,236
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	596,000	653,037
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	1,003,000	1,032,094

		12,302,986

Pipelines (1.8%)
El Paso Natural Gas Co., 5.950%, 04/15/17	527,000	596,393
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	734,000	821,675
Energy Transfer Partners LP, 6.050%, 06/01/41, Callable 12/01/40 @100	973,000	942,954
Energy Transfer Partners LP, 6.625%, 10/15/36	905,000	933,802
Enterprise Products Operating LLC, 5.250%, 01/31/20	2,358,000	2,508,695
Enterprise Products Operating LLC, Ser J, 5.750%, 03/01/35	883,000	857,821
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,028,000	1,152,629
Southern Natural Gas Co., 5.900%, 04/01/17(b)	369,000	419,425
TC Pipelines LP, 4.650%, 06/15/21	1,271,000	1,264,175
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,162,000	1,230,993
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	365,000	413,308
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @ 100	1,585,000	1,521,430

		12,663,300

Real Estate Investment Trusts (1.0%)
BioMed Realty LP, 3.850%, 04/15/16, Callable 03/15/16 @ 100	978,000	985,716
Digital Realty Trust LP, 4.500%, 07/15/15	2,779,000	2,892,322
Digital Realty Trust LP, 5.875%, 02/01/20	600,000	629,045
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,448,000	2,724,923

		7,232,006

Retail (1.3%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	730,000	715,895
Wal-Mart Stores, Inc., 5.250%, 09/01/35	398,000	398,025
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,261,000	4,893,678
Walgreen Co., 4.875%, 08/01/13	969,000	1,048,898
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,821,000	1,993,815

		9,050,311

Semiconductors (0.1%)
Analog Devices Inc., 3.000%, 04/15/16	394,000	403,733

Software (0.6%)
Fiserv, Inc., 4.750%, 06/15/21	1,402,000	1,394,494
Oracle Corp., 5.750%, 04/15/18	2,377,000	2,720,393

		4,114,887

Telecommunication Services (2.0%)
AT&T, Inc., 4.950%, 01/15/13	1,489,000	1,578,373
AT&T, Inc., 5.100%, 09/15/14	1,494,000	1,641,819
AT&T, Inc., 6.450%, 06/15/34	735,000	784,566
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,395,000	1,510,087
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	854,000	941,304
Cisco Systems, Inc., 5.500%, 02/22/16	1,101,000	1,251,844
Cisco Systems, Inc., 5.500%, 01/15/40	2,118,000	2,121,302
Juniper Networks, Inc., 3.100%, 03/15/16	360,000	366,807
Rogers Communications, Inc., 7.500%, 03/15/15	1,023,000	1,211,111
Verizon Communications, Inc., 5.250%, 04/15/13	1,073,000	1,152,125
Verizon Communications, Inc., 5.550%, 02/15/16	1,275,000	1,436,316

		13,995,654

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	930,000	883,218

Trucking & Leasing (0.3%)
Aviation Capital Group, 7.125%, 10/15/20(b)	1,706,000	1,762,383
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Aviation Capital Group Corp., 6.750%, 04/06/21(b)	661,000	652,110

		2,414,493

Water (0.2%)
Veolia Environment SA, 6.000%, 06/01/18	1,398,000	1,577,833

Total Corporate Bonds (Cost $167,754,847)		178,614,235

U.S. Government Agency Mortgages (31.4%)
Federal Home Loan Mortgage Corporation (2.8%)
Pool #G01740, 5.500%, 12/01/34 (f)	2,279,512	2,479,762
Pool #G02162, 5.500%, 05/01/36	1,061,417	1,150,845
Pool #G04337, 5.500%, 04/01/38	1,911,627	2,069,702
Pool #G05671, 5.500%, 08/01/38 (f)	8,454,149	9,166,445
Pool #292, 3.500%, TBA(f)	4,607,000	4,398,966

		19,265,720

Federal National Mortgage Association (26.9%)
Pool #384, 3.000%, TBA(f)	2,958,000	2,938,590
Pool #254548, 5.500%, 12/01/32	4,531,673	4,934,727
Pool #555421, 5.000%, 05/01/33	737,239	787,928
Pool #555531, 5.500%, 06/01/33	4,375,926	4,765,127
Pool #725773, 5.500%, 09/01/34	7,733,581	8,416,584
Pool #811773, 5.500%, 01/01/35	1,512,812	1,646,418
Pool #735288, 5.000%, 03/01/35	1,558,594	1,665,024
Pool #735500, 5.500%, 05/01/35	5,036,008	5,476,049
Pool #735578, 5.000%, 06/01/35	7,166,944	7,651,868
Pool #888344, 5.000%, 10/01/35	5,069,407	5,412,410
Pool #190363, 5.500%, 11/01/35	4,742,773	5,157,192
Pool #AE0115, 5.500%, 12/01/35	7,950,091	8,648,346
Pool #745428, 5.500%, 01/01/36	5,886,853	6,401,241
Pool #745275, 5.000%, 02/01/36	19,334,376	20,642,564
Pool #745886, 5.500%, 04/01/36	1,154,826	1,255,733
Pool #190370, 6.000%, 06/01/36	18,079,753	19,925,638
Pool #745950, 6.000%, 11/01/36	13,575,006	14,960,971
Pool #889506, 6.000%, 03/01/37	5,469,781	6,036,775
Pool #888268, 6.000%, 03/01/37	1,763,783	1,943,859
Pool #889140, 5.500%, 05/01/37	8,213,172	8,935,964
Pool #889574, 6.000%, 08/01/37	5,796,141	6,387,908
Pool #995722, 5.000%, 05/01/38	4,798,144	5,125,791
Pool #995196, 6.000%, 07/01/38	2,527,531	2,785,584
Pool #889990, 5.500%, 09/01/38	4,008,390	4,361,144
Pool #890097, 6.000%, 10/01/38	2,578,741	2,842,694
Pool #AE0694, 6.000%, 01/01/39	2,760,844	3,050,482
Pool #890101, 6.000%, 02/01/39	2,654,343	2,932,808
Pool #995724, 6.000%, 04/01/39	13,660,915	15,094,071
Pool #AE0553, 6.000%, 10/01/39	3,545,521	3,900,859
Pool #AE4852, 3.500%, 10/01/40	5,501,317	5,267,622

		189,351,971

Government National Mortgage Association (1.7%)
Pool #003931, 6.000%, 12/20/36	3,427,671	3,801,858
Pool #751387, 4.743%, 01/20/61	7,672,719	8,225,255

		12,027,113

Total U.S. Government Agency Mortgages (Cost $216,590,080)		220,644,804

U.S. Treasury Obligations (19.1%)

U.S. Treasury Bonds (2.7%)
4.750%, 02/15/41	18,051,000	19,187,654

U.S. Treasury Notes (16.4%)
1.250%, 10/31/15(g)	34,242,000	33,953,066
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

0.750%, 11/30/11(g)	39,530,000	39,636,533
3.125%, 05/15/21	41,262,000	41,146,054

Total U.S. Treasury Obligations (Cost $134,046,710)		133,923,307

Units (0.0%)
Commercial Services (0.0%)
Alion Science Technology Corp.*(c)(h)	35	—

Total Units (Cost $2,347)		—

Money Market Fund (5.3%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(i)	37,328,389	37,328,389

Total Money Market Fund (Cost $37,328,389)		37,328,389

Total Investments (Cost $698,042,137)(j) — 102.2%		717,022,276
Liabilities in excess of other assets — (2.2)%		(15,519,547)

Net Assets — 100.0%		$701,502,729

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.5% of net assets as of June 30, 2011.

(c)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2011.

(d)	The security has not settled as of June 30, 2011 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(f)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(g)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(h)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(i)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(j)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

MTN	— Medium Term Note
TBA	— To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Amounts designated as “—” are $0 or have been rounded to $0.
Interest Rate Swaps

							Upfront
			Variable Rate	Fixed Rate	Floating		Payments		Unrealized
Underlying		Notional	Paid by the	Received by	Rate	Expiration	Made		Appreciation/
Instrument	Counterparty	Amount($)	Fund(%)	the Fund(%)	Index	Date	(Received)($)	Value($)	(Depreciation)($)

Australian Dollar	Morgan Stanley	37,997,000	5.200	5.500	Australia Bank Bill 6 Month	05/09/15	—	121,674	121,674
Brazilian Real	Barclays Bank PLC	44,400,000	1.000	12.290	Brazil Cetip Interbank Deposit Rate	01/02/14	—	(156,740)	(156,740)
Chilean Peso	Morgan Stanley	17,273,168,000	4.970	5.635	Chile Central Bank Daily Midday Interbank Rate	05/26/13	—	(30,709)	(30,709)
Mexican Peso	Barclays Bank PLC	228,710,000	4.835	6.045	Mexico Interbank TIIE 28 Day	06/19/15	—	(80,914)	(80,914)

							—	(146,689)	(146,689)

See Notes to Schedules of Portfolio Investments.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2011.
Forward Foreign Currency Contracts
At June 30, 2011, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount in	Contract		Unrealized
		Delivery	Local	Value in	Market	Appreciation/
Currency	Counterparty	Date	Currency	USD($)	Value($)	(Depreciation)($)

Long:
Australian Dollar	JPMorgan	07/13/11	3,343,000	3,508,478	3,581,902	73,424
Euro	Deutsche Bank	08/16/11	2,502,544	3,562,272	3,624,808	62,536

Total Long Contracts				$7,070,750	$7,206,710	$135,960

Short:
Australian Dollar	JPMorgan	07/13/11	3,343,000	3,539,000	3,581,902	(42,902)
Australian Dollar	JPMorgan	09/01/11	1,678,120	1,768,000	1,786,742	(18,742)
Euro	Deutsche Bank	08/16/11	2,502,544	3,609,920	3,624,808	(14,888)
Euro	JPMorgan	07/29/11	1,247,115	1,778,000	1,807,297	(29,297)
New Zealand Dollar	JPMorgan	08/01/11	2,168,663	1,778,000	1,793,468	(15,468)

Total Short Contracts				$12,472,920	$12,594,217	$(121,297)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (12.4%)
Automobiles (3.9%)
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	105,745	106,686
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3, 1.870%, 02/15/14	1,048,153	1,052,542
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3, 2.310%, 05/15/13	559,104	563,587
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 03/18/14	215,000	216,443
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2, 0.690%, 11/15/13	1,000,000	1,001,069
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3, 1.040%, 09/15/15	520,000	521,005
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4, 1.650%, 02/15/17	455,000	457,344
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	245,815	246,300
World Omni Auto Receivables Trust, Ser 2011-A, Cl A3, 1.110%, 05/15/15	555,000	555,904

		4,720,880

Credit Card (6.1%)
American Express Credit Account Master Trust, Ser 2009-1, Cl A, 1.537%, 12/15/14(a)	1,100,000	1,112,206
American Express Credit Account Master Trust, Ser 2010-1, Cl A, 0.437%, 11/16/15(a)	1,225,000	1,228,075
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.257%, 12/15/14(a)	905,000	904,631
Chase Issuance Trust, Ser 2007-A16, Cl A16, 0.547%, 06/16/14(a)	340,000	340,649
Discover Card Master Trust, Ser 2008-A4, Cl A4, 5.650%, 12/15/15	890,000	972,888
Discover Card Master Trust, Ser 2009-A1, Cl A1, 1.487%, 12/15/14(a)	1,980,000	2,003,326
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A, 2.540%, 09/15/14	935,000	938,877

		7,500,652

Other (2.4%)
GE Equipment Transportation LLC, Ser 2011-1, Cl A2, 0.770%, 10/21/13	1,840,000	1,840,000
John Deere Owner Trust, Ser 2011-A, Cl A2, 0.640%, 06/16/14	1,085,000	1,085,671

		2,925,671

Total Asset-Backed Securities (Cost $15,115,371)		15,147,203

Certificate of Deposit (0.8%)

Banks (0.8%)
Deutsche Bank NY, 0.575%, 01/19/12	1,005,000	1,005,525

Total Certificate of Deposit (Cost $1,005,525)		1,005,525

Collateralized Mortgage Obligations (31.8%)
Banc of America Commercial Mortgage, Inc., Ser 2003-1, Cl A1, 3.878%, 09/11/36	84,483	84,790
Banc of America Commercial Mortgage, Inc., Ser 2004-1, Cl A4, 4.760%, 11/10/39	320,000	339,288
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A4, 4.502%, 07/10/42	186,312	186,867
Banc of America Mortgage Securities, Inc., Ser 2003-F, Cl 1A1, 2.748%, 07/25/33(a)	482,502	442,319
Bear Stearns Commercial Mortgage Securities, Ser 1999-C1, Cl B, 6.200%, 02/14/31(a)	1,391,338	1,458,245
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)(b)	1,044,358	1,096,033
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4, 6.975%, 01/17/32(a)	900,000	949,469
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(c)	19,071	19,041
Countrywide Home Loan Mortgage Pass-Through Certificates, Ser 2003-15, Cl 1A1, 0.686%, 06/25/18(a)	803,627	766,055
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	231,608	234,841
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	111,516	111,476
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(c)	148,442	149,315
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.487%, 01/15/19(a)	210,274	210,225
Federal Home Loan Mortgage Corporation, Ser 3136, Cl KF, 0.487%, 04/15/36(a)	1,471,341	1,468,664
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.387%, 08/15/36(a)	776,993	775,478
Federal Home Loan Mortgage Corporation, Ser R001, Cl AE, 4.375%, 04/15/15	155,203	156,775
Federal National Mortgage Association, Ser 2002-M2, Cl C, 4.717%, 08/25/12	972,236	1,001,419
Federal National Mortgage Association, Ser 2003-129, Cl GA, 4.680%, 04/25/30	1,508,530	1,542,201
Federal National Mortgage Association, Ser 2003-35, Cl KA, 4.000%, 04/25/17	83,370	84,362
Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.586%, 10/25/31(a)	691,322	691,694
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.386%, 05/25/35(a)	528,091	526,290
Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.536%, 10/25/25(a)	455,650	452,214
Federal National Mortgage Association, Ser 2007-102, Cl FA, 0.756%, 11/25/37(a)	1,430,203	1,439,623
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.736%, 12/25/37(a)	1,353,906	1,362,288
Federal National Mortgage Association, Ser 2007-30, Cl WF, 0.426%, 04/25/37(a)	1,643,016	1,639,562
Federal National Mortgage Association, Ser 2007-54, Cl KF, 0.496%, 06/25/37(a)	649,172	647,762
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	138,497	145,372
Federal National Mortgage Association, Ser 2010-134, Cl BF, 0.616%, 10/25/40(a)	1,504,808	1,499,057
Federal National Mortgage Association, Ser 2011-M1, Cl FA, 0.636%, 06/25/21(a)	3,870,935	3,860,579
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.725%, 08/25/34(a)	426,330	381,416
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A2, 5.471%, 05/10/40(a)	790,000	848,978
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Cl A2, 4.760%, 08/10/38	558,188	558,110
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Cl A4, 4.547%, 12/10/41	1,629,611	1,640,906
Government National Mortgage Association, Ser 2004-60, Cl B, 4.828%, 03/16/23	234,683	236,000
Government National Mortgage Association, Ser 2005-50, Cl A, 4.015%, 10/16/26	896,808	919,842
Government National Mortgage Association, Ser 2005-67, Cl B, 4.751%, 10/16/26(a)	940,073	960,598
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 09/16/27	397,457	401,108
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	935,308	938,902
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A3, 4.184%, 01/12/37	122,130	122,055
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A4, 4.529%, 01/12/37	680,000	682,753
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A5, 4.654%, 01/12/37(b)	1,500,000	1,542,985
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	1,046,841	1,058,586
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	172,905	177,772
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	122,642	124,108
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A3, 4.559%, 09/15/27(a)	870,000	875,525
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	73,972	74,211
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A3, 4.467%, 10/12/41(a)	915,000	919,487
Morgan Stanley Capital I, Ser 2004-IQ7, Cl A4, 5.409%, 06/15/38(a)	540,000	584,502
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A3, 5.470%, 03/12/44(a)	765,521	772,829
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.654%, 04/25/34(a)	267,701	256,065
Thornburg Mortgage Securities Trust, Ser 2006-6, Cl A1, 0.296%, 11/25/46(a)	462,068	456,292
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	217,785	224,043
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-16, Cl 1A1, 6.000%, 12/28/37	770,325	803,035

Total Collateralized Mortgage Obligations (Cost $38,845,746)		38,901,412

Corporate Bonds (38.3%)

Agriculture (1.2%)
Archer-Daniels-Midland Co., 0.422%, 08/13/12(a)	1,420,000	1,422,603

Auto Manufacturers (0.5%)
Daimler Finance North America LLC, 1.950%, 03/28/14(c)	615,000	620,072

Banks (11.6%)
Bank of America Corp., 0.750%, 09/11/12(a)	330,000	329,489
Bank of America Corp., 1.693%, 01/30/14, MTN(a)	815,000	816,878
Bank of Montreal, 0.743%, 04/29/14, MTN(a)	205,000	205,232
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Bank of New York Mellon Corp. (The), 0.553%, 01/31/14, MTN(a)	735,000	737,284
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	520,000	564,463
Bank of Nova Scotia, 2.250%, 01/22/13	440,000	450,423
Bank of Nova Scotia, 2.375%, 12/17/13	280,000	288,013
Barclays Bank PLC, 2.500%, 01/23/13	580,000	590,670
BB&T Corp., 3.850%, 07/27/12, MTN	1,150,000	1,187,822
Capital One Financial Corp., 5.700%, 09/15/11, MTN	490,000	494,920
Citigroup, Inc., 5.300%, 10/17/12	790,000	829,105
Credit Suisse New York, 5.500%, 05/01/14	315,000	345,979
Goldman Sachs Group, Inc. (The), 1.268%, 02/07/14(a)	1,265,000	1,254,504
JPMorgan Chase & Co., 0.997%, 05/02/14, MTN(a)	1,105,000	1,105,330
Morgan Stanley, 1.874%, 01/24/14(a)	985,000	991,919
National City Bank, 0.354%, 03/01/13(a)	1,115,000	1,112,397
State Street Corp., 0.373%, 04/30/12(a)	400,000	400,264
Wachovia Corp., 5.500%, 05/01/13, MTN	1,400,000	1,505,493
Westpac Banking Corp., 0.574%, 10/21/11(a)(c)	700,000	700,630
Westpac Banking Corp., 2.250%, 11/19/12	290,000	295,535

		14,206,350

Beverages (1.7%)
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 03/26/13	585,000	599,478
Dr Pepper Snapple Group, Inc., 2.350%, 12/21/12	565,000	576,147
PepsiCo, Inc., 0.347%, 05/10/13(a)	890,000	891,333

		2,066,958

Chemicals (0.5%)
Dow Chemical Co. (The), 4.850%, 08/15/12	590,000	616,228

Computers (1.1%)
IBM Corp., 0.313%, 11/04/11(a)	1,395,000	1,395,767

Cosmetics/Personal Care (0.3%)
Procter & Gamble Co. (The), 0.301%, 11/14/12(a)	410,000	410,314

Diversified Financial Services (8.6%)
American Express Credit Corp., 1.096%, 06/24/14(a)	735,000	735,866
BlackRock, Inc., 0.558%, 05/24/13(a)	1,210,000	1,209,794
BlackRock, Inc., 2.250%, 12/10/12	640,000	652,497
Caterpillar Financial Services Corp., 5.750%, 02/15/12	1,185,000	1,224,039
Citigroup, Inc., 5.500%, 04/11/13	460,000	488,371
Credit Suisse (USA), Inc., 0.461%, 08/16/11(a)	650,000	650,175
General Electric Capital Corp., 1.144%, 01/07/14(a)	1,675,000	1,684,544
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	205,000	218,887
John Deere Capital Corp., 0.473%, 03/03/14(a)	785,000	787,159
JPMorgan Chase & Co., 2.200%, 06/15/12	500,000	509,105
JPMorgan Chase & Co., 5.750%, 01/02/13	1,005,000	1,071,273
MassMutual Global Funding II, 0.661%, 01/14/14(a)(c)	1,160,000	1,160,300
Woodside Finance Ltd., 4.500%, 11/10/14(c)	160,000	171,425

		10,563,435

Electric (2.3%)
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	380,000	399,877
Duke Energy Corp., 6.300%, 02/01/14	550,000	614,219
FPL Group Capital, Inc., 5.625%, 09/01/11	500,000	503,770
Midamerican Energy Holdings Co., 5.875%, 10/01/12	475,000	503,708
Southern Co., 0.674%, 10/21/11(a)	765,000	765,845

		2,787,419

Electronics (0.6%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	760,000	773,969

Food (0.6%)
General Mills, Inc., 5.650%, 09/10/12	610,000	644,513
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Kraft Foods, Inc., 5.625%, 11/01/11	103,000	104,649

		749,162

Insurance (3.4%)
Berkshire Hathaway, Inc., 0.696%, 02/11/13(a)	865,000	869,695
Chubb Corp., 6.000%, 11/15/11	980,000	999,318
Hartford Financial Services Group, Inc., 5.250%, 10/15/11	535,000	541,480
MetLife Institutional Funding II, 1.201%, 04/04/14(a)(c)	1,025,000	1,027,217
MetLife, Inc., 5.500%, 06/15/14	220,000	242,087
MetLife, Inc., 6.125%, 12/01/11	280,000	286,268
New York Life Global Funding, 4.650%, 05/09/13(c)	120,000	128,376

		4,094,441

Iron/Steel (0.4%)
ArcelorMittal, 5.375%, 06/01/13	455,000	484,446

Media (0.6%)
DIRECTV Holdings LLC, 7.625%, 05/15/16	230,000	250,700
Time Warner Cable, Inc., 5.400%, 07/02/12	505,000	527,914

		778,614

Mining (0.4%)
Rio Tinto Alcan, Inc., 4.875%, 09/15/12	435,000	455,471

Oil & Gas (0.6%)
Devon Financing Corp., ULC, 6.875%, 09/30/11	475,000	482,141
Shell International Finance BV, 1.300%, 09/22/11	220,000	220,506

		702,647

Pharmaceuticals (0.9%)
Express Scripts, Inc., 5.250%, 06/15/12	525,000	546,198
McKesson Corp., 5.250%, 03/01/13	285,000	304,207
McKesson Corp., 6.500%, 02/15/14	200,000	224,823

		1,075,228

Pipelines (0.7%)
Enterprise Products Operating LLC, Ser M, 5.650%, 04/01/13	125,000	134,079
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	150,000	156,579
Plains All American Pipeline LP, 4.250%, 09/01/12	545,000	563,499

		854,157

Telecommunication Services (1.1%)
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	850,000	901,203
Verizon Communications, Inc., 0.856%, 03/28/14(a)	470,000	474,399

		1,375,602

Toys/Games/Hobbies (0.3%)
Mattel, Inc., 5.625%, 03/15/13	370,000	395,745

Transportation (0.9%)
Burlington Northern Santa Fe LLC, 6.750%, 07/15/11	485,000	485,806
Union Pacific Corp., 6.500%, 04/15/12	585,000	610,589

		1,096,395

Total Corporate Bonds (Cost $46,733,178)		46,925,023

Municipal Bond (0.8%)

New Jersey (0.8%)
New Jersey Economic Development Authority, RB, BAB, 1.247%, 06/15/13(a)	995,000	991,995

Total Municipal Bond (Cost $995,000)		991,995

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

U.S. Government Agencies (4.6%)

Federal Farm Credit Bank (0.8%)
1.020%, 03/01/13	1,050,000	1,051,454

Federal Home Loan Bank (1.5%)
0.550%, 01/28/13	1,800,000	1,800,074

Federal Home Loan Mortgage Corp. (0.9%)
1.050%, 06/27/14	1,140,000	1,135,457

Federal National Mortgage Association (1.4%)
0.235%, 03/04/14 (a)	1,690,000	1,689,513

Total U.S. Government Agencies (Cost $5,678,565)		5,676,498

U.S. Government Agency Mortgages (10.4%)

Federal Home Loan Mortgage Corporation (1.7%)
Pool #847276, 2.637%, 04/01/34 (a)	82,643	86,639
Pool #1H2581, 2.498%, 01/01/36 (a)(b)	325,545	340,851
Pool #848154, 2.818%, 06/01/36 (a)	121,014	128,127
Pool #1B7142, 5.813%, 09/01/36 (a)	133,814	141,829
Pool #848153, 2.630%, 10/01/36 (a)	732,289	774,370
Pool #1Q0853, 5.767%, 01/01/37 (a)	227,412	241,600
Pool #1G1676, 5.477%, 04/01/37 (a)	333,503	359,607

		2,073,023

Federal National Mortgage Association (8.7%)
Pool #383875, 6.500%, 07/01/11 (b)	154,092	154,017
Pool #545471, 5.884%, 02/01/12	156,993	158,186
Pool #384762, 6.005%, 02/01/12	519,071	520,934
Pool #545527, 6.128%, 02/01/12	315,940	318,446
Pool #375493, 6.925%, 11/01/12	196,242	204,552
Pool #55162, 4.826%, 01/01/13	469,343	488,091
Pool #745503, 5.370%, 02/01/13	231,765	240,720
Pool #873590, 5.470%, 04/01/13	147,960	155,608
Pool #555910, 4.919%, 10/01/13	210,217	222,015
Pool #995511, 5.500%, 12/01/18	656,222	712,268
Pool #995426, 5.500%, 09/01/21	764,409	830,173
Pool #635082, 2.374%, 05/01/32 (a)	127,480	133,393
Pool #555844, 2.420%, 10/01/33 (a)	252,072	264,005
Pool #822302, 2.587%, 05/01/35 (a)	432,778	456,432
Pool #995540, 2.473%, 01/01/36 (a)(b)	1,660,192	1,743,725
Pool #995542, 2.509%, 02/01/36 (a)(b)	644,674	678,876
Pool #AD0379, 2.769%, 06/01/36 (a)	529,293	556,836
Pool #AD0382, 3.403%, 01/01/37 (a)	1,057,803	1,119,905
Pool #AD0380, 2.618%, 10/01/37 (a)(b)	886,987	933,325
Pool #AD0383, 5.596%, 11/01/37 (a)	706,670	750,750

		10,642,257

Total U.S. Government Agency Mortgages (Cost $12,314,785)		12,715,280

Money Market Fund (0.4%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(d)	455,523	455,523

Total Money Market Fund (Cost $455,523)		455,523

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $121,143,693)(e) — 99.5%		121,818,459
Other assets in excess of liabilities — 0.5%		606,524

Net Assets — 100.0%		$122,424,983

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(b)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.3% of net assets as of June 30, 2011.

(d)	Rate disclosed is, the 7 day net yield, as of June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

BAB	— Build America Bonds
MTN	— Medium Term Note
RB	— Revenue Bond
ULC	— Unlimited Liability Company
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)

U.S. Treasury Obligations (97.7%)
U.S. Treasury Bonds (18.4%)
7.125%, 02/15/23	2,181,000	2,953,892
6.875%, 08/15/25	3,539,000	4,757,743
4.750%, 02/15/41	1,298,000	1,379,734

		9,091,369

U.S. Treasury Notes (79.3%)
1.000%, 08/31/11	2,600,000	2,604,061
1.750%, 04/15/13	5,150,000	5,271,128
2.375%, 09/30/14	8,679,000	9,083,112
1.750%, 07/31/15	7,935,000	8,069,498
1.875%, 08/31/17	7,590,000	7,438,200
2.750%, 02/15/19	6,835,000	6,900,677

		39,366,676

Total U.S. Treasury Obligations (Cost $46,783,205)		48,458,045

Money Market Fund (1.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	909,431	909,431

Total Money Market Fund (Cost $909,431)		909,431

Total Investments (Cost $47,692,636)(b) — 99.5%		49,367,476
Other assets in excess of liabilities — 0.5%		255,944

Net Assets — 100.0%		$49,623,420

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Security (0.2%)
Student Loan (0.2%)
SMS Student Loan Trust, Ser 1999-B, Cl A2, 0.513%, 04/30/29(a)	3,481,821	3,471,577

Total Asset-Backed Security (Cost $3,452,494)		3,471,577

Collateralized Mortgage Obligations (39.6%)
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(b)	4,017,012	4,040,656
FDIC Structured Sale Guaranteed Notes, Ser 2011-C1, Cl A, 1.840%, 03/25/17	30,835,580	30,936,862
Federal Home Loan Bank, Ser Y2-2015, Cl 1, 2.600%, 04/20/15	6,770,575	6,947,203
Federal Home Loan Mortgage Corporation, Ser 2575, Cl FG, 0.587%, 05/15/32(a)	2,522,459	2,523,996
Federal Home Loan Mortgage Corporation, Ser 2840, Cl LJ, 4.250%, 11/15/17	1,098,761	1,129,379
Federal Home Loan Mortgage Corporation, Ser 2877, Cl WF, 0.587%, 10/15/34(a)	4,932,482	4,935,255
Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.487%, 01/15/19(a)	2,871,258	2,870,589
Federal Home Loan Mortgage Corporation, Ser 3000, Cl FG, 0.487%, 07/15/25(a)	6,416,798	6,372,615
Federal Home Loan Mortgage Corporation, Ser 3135, Cl FC, 0.487%, 04/15/26(a)	5,122,267	5,101,238
Federal Home Loan Mortgage Corporation, Ser 3196, Cl CE, 5.250%, 08/15/11	221,770	222,147
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.387%, 08/15/36(a)(c)	11,394,991	11,372,769
Federal Home Loan Mortgage Corporation, Ser 3232, Cl KF, 0.637%, 10/15/36(a)(c)	9,235,585	9,235,591
Federal Home Loan Mortgage Corporation, Ser 3264, Cl FB, 0.557%, 01/15/37(a)	5,604,066	5,578,741
Federal Home Loan Mortgage Corporation, Ser 3320, Cl FC, 0.357%, 05/15/37(a)(c)	11,026,381	10,972,061
Federal Home Loan Mortgage Corporation, Ser 3450, Cl AF, 0.897%, 05/15/38(a)(c)	6,106,157	6,155,144
Federal Home Loan Mortgage Corporation, Ser 3511, Cl FA, 1.187%, 02/15/39(a)	23,449,584	23,650,369
Federal Home Loan Mortgage Corporation, Ser 3574, Cl MA, 4.000%, 09/15/21	10,329,617	10,769,928
Federal Home Loan Mortgage Corporation, Ser 3593, Cl F, 0.744%, 03/15/36(a)	9,909,228	9,917,406
Federal Home Loan Mortgage Corporation, Ser 3609, Cl FA, 0.847%, 12/15/39(a)(c)	10,565,644	10,623,478
Federal Home Loan Mortgage Corporation, Ser 3812, Cl BE, 2.750%, 09/15/18	17,167,538	17,691,156
Federal National Mortgage Association, Ser 2002-M2, Cl C, 4.717%, 08/25/12	19,246,306	19,824,020
Federal National Mortgage Association, Ser 2003-129, Cl GA, 4.680%, 04/25/30	6,349,182	6,490,899
Federal National Mortgage Association, Ser 2003-32, Cl VT, 6.000%, 09/25/15	4,181,620	4,264,606
Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.586%, 10/25/31(a)	10,023,530	10,028,919
Federal National Mortgage Association, Ser 2003-73, Cl DF, 0.636%, 10/25/32(a)	8,814,056	8,829,215
Federal National Mortgage Association, Ser 2005-40, Cl FB, 0.436%, 05/25/35(a)	3,369,031	3,360,125
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.386%, 05/25/35(a)	7,508,200	7,482,593
Federal National Mortgage Association, Ser 2005-57, Cl EG, 0.486%, 03/25/35(a)	5,492,995	5,490,441
Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.536%, 10/25/25(a)	5,423,700	5,382,801
Federal National Mortgage Association, Ser 2006-123, Cl PF, 0.446%, 01/25/37(a)(c)	13,874,795	13,842,304
Federal National Mortgage Association, Ser 2006-79, Cl GF, 0.586%, 08/25/36(a)(c)	30,310,666	30,354,447
Federal National Mortgage Association, Ser 2006-84, Cl FQ, 0.736%, 09/25/36(a)(c)	12,038,471	12,103,469
Federal National Mortgage Association, Ser 2006-85, Cl MA, 6.250%, 08/25/34	336,731	339,039
Federal National Mortgage Association, Ser 2007-102, Cl FA, 0.756%, 11/25/37(a)(c)	10,302,512	10,370,367
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.736%, 12/25/37(a)(c)	18,287,966	18,401,193
Federal National Mortgage Association, Ser 2007-2, Cl FM, 0.436%, 02/25/37(a)	5,524,627	5,519,888
Federal National Mortgage Association, Ser 2007-30, Cl WF, 0.426%, 04/25/37(a)	23,519,352	23,469,921
Federal National Mortgage Association, Ser 2007-4, Cl DF, 0.631%, 02/25/37(a)(c)	4,724,645	4,710,111
Federal National Mortgage Association, Ser 2007-54, Cl KF, 0.496%, 06/25/37(a)	9,250,146	9,230,054
Federal National Mortgage Association, Ser 2007-88 CI JF, 0.736%, 04/25/37(c)	9,181,503	9,231,159
Federal National Mortgage Association, Ser 2008-12, Cl FE, 0.786%, 01/25/33(a)	4,943,724	4,957,212
Federal National Mortgage Association, Ser 2008-18, Cl FE, 0.916%, 03/25/38(a)(c)	11,185,513	11,291,750
Federal National Mortgage Association, Ser 2010-134, Cl BF, 0.616%, 10/25/40(a)	22,443,776	22,357,989
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Federal National Mortgage Association, Ser 2010-42, Cl AF, 0.786%, 05/25/40(a)	21,628,868	21,760,267
Federal National Mortgage Association, Ser 2011-38, Cl AH, 2.750%, 05/25/20	7,753,741	7,984,060
Federal National Mortgage Association, Ser 2011-M1, Cl FA, 0.636%, 06/25/21(a)	49,313,663	49,181,729
Government National Mortgage Association, Ser 2002-56, Cl C, 5.677%, 07/16/27	14,855,703	15,589,451
Government National Mortgage Association, Ser 2004-60, Cl B, 4.828%, 03/16/23	4,224,875	4,248,595
Government National Mortgage Association, Ser 2004-67, Cl C, 4.712%, 05/16/25	1,346,961	1,354,030
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 09/16/27	13,197,481	13,318,723
Government National Mortgage Association, Ser 2010-97, Cl A, 2.321%, 01/16/32	3,536,955	3,603,346
NCUA Guaranteed Notes, Ser 2010-C1, Cl A1, 1.600%, 10/29/20	4,098,153	4,089,869
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A, 0.560%, 11/06/17(a)	5,856,420	5,858,236
NCUA Guaranteed Notes, Ser 2011-C1, Cl 2A, 0.720%, 03/09/21(a)	36,359,342	36,404,791
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A, 0.640%, 01/08/20(a)	15,509,048	15,516,337
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A, 0.570%, 03/06/20(a)	26,746,686	26,746,686
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A, 0.570%, 05/07/20(a)	26,216,413	26,216,413

Total Collateralized Mortgage Obligations (Cost $657,560,447)		660,251,638

U.S. Government Agency Mortgages (54.3%)
Federal Home Loan Mortgage Corporation (21.1%)
Pool #972122, 2.246%, 06/01/33 (a)	59,634	60,246
Pool #847615, 2.682%, 07/01/33 (a)	9,255,559	9,715,213
Pool #781028, 2.474%, 11/01/33 (a)	5,486,144	5,730,827
Pool #847276, 2.637%, 04/01/34 (a)	517,002	541,999
Pool #847522, 2.745%, 05/01/34 (a)	235,823	248,873
Pool #847308, 2.696%, 07/01/34 (a)	380,771	398,686
Pool #782851, 4.763%, 11/01/34 (a)	5,421,957	5,742,429
Pool #1G0077, 2.486%, 02/01/35 (a)	179,110	188,051
Pool # 847404, 4.602%, 04/01/35 (a)	6,006,947	6,301,631
Pool #783134, 4.984%, 05/01/35 (a)	4,847,769	5,105,264
Pool #1L0087, 5.049%, 06/01/35 (a)	7,138,223	7,573,878
Pool #1L0083, 5.052%, 06/01/35 (a)	11,581,778	12,330,527
Pool #1L0142, 4.944%, 07/01/35 (a)	5,907,492	6,228,988
Pool #1B2282, 5.079%, 07/01/35 (a)	4,431,131	4,696,103
Pool #1H2511, 4.938%, 08/01/35 (a)	12,827,210	13,522,038
Pool #1L0256, 2.502%, 11/01/35 (a)	7,961,439	8,326,234
Pool #1H2581, 2.498%, 01/01/36 (a)	9,216,415	9,649,746
Pool #1L1235, 5.446%, 01/01/36 (a)	3,721,365	3,953,679
Pool #848154, 2.818%, 06/01/36 (a)	10,526,577	11,145,324
Pool #1Q0852, 4.147%, 07/01/36 (a)	16,163,346	16,871,967
Pool #1Q0855, 4.994%, 07/01/36 (a)	9,681,882	10,188,382
Pool #1N0169, 6.369%, 07/01/36 (a)	570,734	592,239
Pool #1Q0140, 4.807%, 08/01/36 (a)	3,457,714	3,640,137
Pool #1B7142, 5.813%, 09/01/36 (a)	1,534,791	1,626,723
Pool #1J0129, 6.062%, 09/01/36 (a)	1,675,626	1,784,013
Pool #848153, 2.630%, 10/01/36 (a)	3,166,865	3,348,853
Pool #1G1227, 6.000%, 10/01/36 (a)	9,756,915	10,396,771
Pool #848298, 5.274%, 11/01/36 (a)	7,950,400	8,410,330
Pool #1G2555, 6.026%, 11/01/36 (a)	7,406,225	7,782,088
Pool #1G2585, 3.080%, 12/01/36 (a)	321,412	338,397
Pool #1Q0853, 5.767%, 01/01/37 (a)	17,309,330	18,389,226
Pool #1J0331, 2.681%, 03/01/37 (a)	1,159,409	1,231,482
Pool #1Q0854, 3.850%, 04/01/37 (a)	8,200,243	8,608,405
Pool #1G1676, 5.477%, 04/01/37 (a)	336,171	362,484
Pool #848048, 5.574%, 05/01/37 (a)	5,001,401	5,313,525
Pool #1J0533, 3.370%, 07/01/37 (a)	44,759	46,829
Pool #1N1664, 5.958%, 07/01/37 (a)	11,437,532	12,185,062
Pool #1J0681, 5.999%, 10/01/37 (a)	12,113,314	12,944,878
Pool #1Q0981, 5.598%, 11/01/37 (a)	8,273,224	8,782,054
Pool #1Q0652, 5.613%, 02/01/38 (a)	5,125,999	5,431,859
Pool #1Q0902, 5.039%, 03/01/38 (a)	6,210,027	6,557,651
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Pool #1Q0976, 5.164%, 06/01/38 (a)	26,223,048	27,993,080
Pool #1Q1030, 4.001%, 11/01/38 (a)	20,285,130	21,293,824
Pool #1Q0969, 4.468%, 11/01/38 (a)	13,858,891	14,598,163
Pool #1Q1039, 5.235%, 03/01/39 (a)	7,231,414	7,745,568
Pool #1Q1016, 5.117%, 04/01/39 (a)	7,763,490	8,298,055
Pool #1B4755, 3.492%, 06/01/40 (a)	17,524,348	18,262,987

		354,484,768

Federal National Mortgage Association (33.2%)
Pool #384000, 6.260%, 07/01/11	583,155	582,867
Pool #383875, 6.500%, 07/01/11	1,191,350	1,190,769
Pool #735025, 5.571%, 08/01/11	194,740	194,658
Pool #384178, 6.100%, 08/01/11	183,266	183,923
Pool #460481, 6.280%, 08/01/11 (c)	2,858,247	2,856,815
Pool #384077, 6.400%, 08/01/11	41,173	41,331
Pool #384123, 6.450%, 08/01/11	584,744	587,007
Pool #384191, 6.000%, 09/01/11	1,172,435	1,171,831
Pool #384182, 6.050%, 09/01/11	4,246,348	4,244,163
Pool #460515, 6.062%, 09/01/11	366,401	366,206
Pool #384333, 5.890%, 10/01/11	1,305,293	1,304,607
Pool #545210, 5.932%, 10/01/11	699,196	698,839
Pool #545209, 6.131%, 10/01/11	698,146	697,798
Pool #545269, 5.722%, 11/01/11	365,654	365,467
Pool #545261, 5.804%, 11/01/11	2,706,059	2,704,677
Pool #545320, 5.823%, 11/01/11	456,653	456,414
Pool #545322, 5.906%, 11/01/11	995,261	994,887
Pool #760657, 4.630%, 12/01/11	1,420,447	1,432,759
Pool #384551, 5.310%, 12/01/11	309,779	309,624
Pool #545378, 5.418%, 12/01/11	204,205	204,100
Pool #545316, 5.617%, 12/01/11	75,623	75,584
Pool #384553, 5.850%, 12/01/11	4,748,879	4,746,321
Pool #545321, 5.398%, 01/01/12	237,144	237,898
Pool #545387, 5.915%, 01/01/12	1,077,086	1,080,883
Pool #384569, 6.200%, 01/01/12	1,275,000	1,274,317
Pool #874333, 5.620%, 02/01/12	6,915,000	6,938,608
Pool #545471, 5.884%, 02/01/12	4,269,184	4,301,616
Pool #384762, 6.005%, 02/01/12	2,929,674	2,940,184
Pool #545423, 6.045%, 02/01/12	1,758,119	1,764,508
Pool #384797, 6.090%, 02/01/12	961,841	965,362
Pool #545527, 6.128%, 02/01/12	4,502,847	4,538,557
Pool #545425, 6.151%, 02/01/12	2,904,415	2,915,383
Pool #874381, 5.470%, 03/01/12	1,000,000	996,026
Pool #545547, 6.045%, 03/01/12	328,733	332,307
Pool #760762, 4.890%, 04/01/12	3,825,000	3,874,230
Pool #545685, 5.723%, 04/01/12	1,137,515	1,136,911
Pool #545708, 6.062%, 05/01/12	891,466	890,995
Pool #385082, 6.180%, 05/01/12	4,398,646	4,470,694
Pool #385007, 6.470%, 05/01/12	254,962	259,386
Pool #385234, 6.060%, 06/01/12	980,000	999,736
Pool #385284, 5.610%, 07/01/12	109,893	112,290
Pool #385290, 5.780%, 07/01/12	1,433,483	1,491,562
Pool #545745, 6.092%, 07/01/12	508,861	520,684
Pool #385278, 6.110%, 07/01/12	1,922,165	1,968,893
Pool #555088, 6.316%, 08/01/12	495,288	505,805
Pool #385520, 5.410%, 09/01/12	303,165	311,477
Pool #385395, 5.530%, 09/01/12	1,779,544	1,829,268
Pool #545987, 5.835%, 09/01/12	661,089	683,735
Pool #545892, 5.235%, 10/01/12	559,794	576,955
Pool #375459, 6.775%, 10/01/12	2,352,993	2,444,132
Pool #313755, 7.000%, 10/01/12	32,918	33,333
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Pool #545978, 4.768%, 11/01/12	1,493,334	1,534,994
Pool #545938, 5.111%, 11/01/12	1,331,828	1,376,372
Pool #385578, 5.450%, 11/01/12	2,270,000	2,333,882
Pool #375493, 6.925%, 11/01/12	1,864,297	1,943,242
Pool #555058, 4.791%, 12/01/12	2,211,318	2,273,059
Pool #873198, 5.150%, 12/01/12	1,390,566	1,421,800
Pool #55162, 4.826%, 01/01/13	2,543,166	2,644,754
Pool #385683, 4.830%, 02/01/13	4,318,400	4,501,823
Pool #385921, 4.830%, 02/01/13	192,101	199,702
Pool #555191, 4.856%, 02/01/13	1,599,036	1,667,818
Pool #555264, 4.959%, 02/01/13	1,263,994	1,307,797
Pool #873294, 5.100%, 02/01/13	2,430,000	2,557,594
Pool #385998, 4.635%, 03/01/13	387,700	403,234
Pool #555317, 4.871%, 04/01/13	3,124,360	3,267,646
Pool #873590, 5.470%, 04/01/13	364,969	383,834
Pool #555435, 4.517%, 05/01/13	140,461	147,046
Pool #386210, 4.080%, 06/01/13	4,318,695	4,490,670
Pool #386287, 4.115%, 06/01/13	8,645,078	9,067,340
Pool #873612, 5.770%, 06/01/13	1,270,574	1,349,099
Pool #386314, 3.790%, 07/01/13	3,990,331	4,138,788
Pool #386424, 4.190%, 07/01/13	339,967	356,258
Pool #386380, 4.210%, 07/01/13	362,087	377,906
Pool #386341, 3.810%, 08/01/13	51,649	53,672
Pool #735065, 4.484%, 08/01/13	426,514	448,029
Pool #555910, 4.919%, 10/01/13 (c)	6,090,587	6,432,403
Pool #555806, 5.159%, 10/01/13	3,419,734	3,640,312
Pool #555850, 4.817%, 11/01/13	664,027	705,023
Pool #380935, 6.250%, 12/01/13	706,201	743,245
Pool #AD0192, 4.722%, 01/01/14	3,061,088	3,244,153
Pool #386742, 4.870%, 01/01/14	4,870,618	5,199,630
Pool #386802, 4.900%, 01/01/14	5,227,444	5,569,211
Pool #958216, 5.370%, 01/01/14	2,982,585	3,202,745
Pool #958368, 4.710%, 03/01/14	12,494,016	13,338,319
Pool #958789, 3.920%, 06/01/14	8,459,861	8,910,850
Pool #462846, 4.150%, 07/01/14	1,281,942	1,358,145
Pool #735028, 5.734%, 09/01/14	3,485,505	3,821,548
Pool #375190, 7.440%, 11/01/14	3,159,836	3,237,582
Pool #387302, 4.700%, 03/01/15	503,488	542,970
Pool #375103, 7.660%, 05/01/15	1,234,017	1,286,463
Pool #735675, 4.988%, 06/01/15	4,828,862	5,191,560
Pool #387486, 4.700%, 07/01/15	725,289	748,072
Pool #462085, 5.315%, 11/01/15	3,039,539	3,342,682
Pool #380240, 6.590%, 05/01/16	915,053	964,439
Pool #463420, 4.050%, 09/01/16	6,555,320	6,888,607
Pool #545414, 5.500%, 01/01/17	1,210,094	1,313,445
Pool #888969, 5.932%, 11/01/17	2,853,075	3,140,035
Pool #931675, 5.500%, 01/01/18 (c)	4,471,237	4,853,113
Pool #995511, 5.500%, 12/01/18	9,040,978	9,813,142
Pool #466804, 0.790%, 12/01/20 (a)	13,370,000	13,369,047
Pool #995426, 5.500%, 09/01/21	10,522,393	11,427,657
Pool #995434, 5.000%, 09/01/23	7,156,456	7,735,750
Pool #635082, 2.374%, 05/01/32 (a)	145,038	151,766
Pool #604921, 2.275%, 10/01/32 (a)	119,681	123,670
Pool #671993, 2.265%, 12/01/32 (a)	17,807	18,593
Pool #AE0044, 5.150%, 03/01/33 (a)	3,874,653	4,140,437
Pool #689966, 2.385%, 04/01/33 (a)	1,140,261	1,193,634
Pool #555468, 2.304%, 05/01/33 (a)	339,558	355,270
Pool #711466, 2.755%, 05/01/33 (a)	33,755	34,011
Pool #733703, 2.735%, 08/01/33 (a)	4,591,245	4,793,161
Pool #555756, 4.583%, 08/01/33 (a)	4,041,952	4,382,792
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Pool #555844, 2.420%, 10/01/33 (a)	391,432	409,962
Pool #725126, 2.750%, 12/01/33 (a)	2,927,587	3,074,144
Pool #793025, 2.056%, 07/01/34 (a)	765,878	802,990
Pool #801510, 2.025%, 08/01/34 (a)	2,023,515	2,112,354
Pool #725799, 4.331%, 08/01/34 (a)	3,976,488	4,170,170
Pool #794939, 1.885%, 10/01/34 (a)	29,943	30,751
Pool #813565, 2.298%, 12/01/34 (a)	5,470,451	5,697,461
Pool #805338, 2.327%, 01/01/35 (a)	353,046	370,057
Pool #809384, 2.340%, 01/01/35 (a)	431,685	452,571
Pool #888785, 2.405%, 01/01/35 (a)	7,549,511	7,883,566
Pool #813718, 2.440%, 01/01/35 (a)	14,453,827	15,154,177
Pool #809772, 2.403%, 02/01/35 (a)(c)	438,897	460,555
Pool #820598, 1.945%, 03/01/35 (a)	975,465	1,010,152
Pool #814686, 2.274%, 03/01/35 (a)	261,957	266,032
Pool #735545, 2.600%, 03/01/35 (a)	5,533,753	5,804,814
Pool #822302, 2.587%, 05/01/35 (a)	1,167,923	1,231,758
Pool #821373, 5.255%, 06/01/35 (a)	2,187,430	2,323,513
Pool #735766, 4.782%, 07/01/35 (a)	2,259,815	2,389,059
Pool #735810, 3.051%, 08/01/35 (a)	1,845,439	1,938,920
Pool #829334, 2.617%, 09/01/35 (a)	150,040	158,038
Pool #817467, 5.120%, 09/01/35 (a)	5,377,432	5,737,572
Pool #847978, 5.108%, 11/01/35 (a)	7,329,230	7,804,051
Pool #AD0377, 2.073%, 01/01/36 (a)	3,738,665	3,929,438
Pool #995540, 2.473%, 01/01/36 (a)(c)	10,268,595	10,785,259
Pool #995542, 2.509%, 02/01/36 (a)	5,091,070	5,361,169
Pool #AD0906, 2.688%, 04/01/36 (a)	7,653,026	8,017,994
Pool #AD0379, 2.769%, 06/01/36 (a)	8,511,315	8,954,216
Pool #AE0329, 4.736%, 06/01/36 (a)	4,228,550	4,467,952
Pool #884743, 4.027%, 08/01/36 (a)	9,184,928	9,703,690
Pool #884751, 4.102%, 08/01/36 (a)	7,553,564	7,938,611
Pool #888859, 3.639%, 10/01/36 (a)(c)	1,663,575	1,747,469
Pool #745975, 4.411%, 11/01/36 (a)	5,066,748	5,322,072
Pool #903166, 5.936%, 11/01/36 (a)	3,887,250	4,090,014
Pool #AD0376, 2.559%, 12/01/36 (a)	8,232,491	8,640,197
Pool #905857, 2.790%, 12/01/36 (a)	265,231	280,847
Pool #909313, 5.664%, 12/01/36 (a)	1,134,323	1,178,753
Pool #888180, 2.468%, 01/01/37 (a)	3,312,531	3,457,405
Pool #906326, 5.578%, 01/01/37 (a)	10,279,702	10,911,211
Pool #906216, 5.999%, 01/01/37 (a)	3,744,834	3,973,362
Pool #535990, 2.564%, 04/01/37 (a)	1,077,763	1,134,890
Pool #AD0908, 3.425%, 07/01/37 (a)	8,947,823	9,421,818
Pool #AD0381, 4.593%, 07/01/37 (a)	6,778,324	7,082,832
Pool #995059, 5.470%, 08/01/37 (a)	3,616,162	3,846,581
Pool #AD0380, 2.618%, 10/01/37 (a)	13,827,349	14,549,717
Pool #AE0332, 5.686%, 11/01/37 (a)	13,525,181	14,392,181
Pool #976778, 4.477%, 04/01/38 (a)	11,655,469	12,365,969
Pool #AE0107, 5.364%, 10/01/38 (a)	7,785,000	8,322,865
Pool #AE0279, 4.883%, 11/01/38 (a)	3,577,903	3,820,234
Pool #725874, 2.495%, 09/01/39 (a)	144,410	151,556
Pool #AE0066, 2.825%, 09/01/39 (a)	35,125,949	36,930,585

		549,327,777

Total U.S. Government Agency Mortgages (Cost $886,520,449)		903,812,545

Money Market Fund (5.5%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(d)	91,908,034	91,908,034

Total Money Market Fund (Cost $91,908,034)		91,908,034

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $1,639,441,424)(e) — 99.6%		1,659,443,794
Other assets in excess of liabilities — 0.4%		6,547,849

Net Assets — 100.0%		$1,665,991,643

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.2% of net assets as of June 30, 2011.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2011
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (97.2%)
District of Columbia (3.9%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.000%, 10/01/29, Callable 10/01/20 @100	2,500,000	2,599,350
Metropolitan Washington D.C. Airports Authority, Airport System, Ser B, RB, 5.000%, 10/01/26, Callable 10/01/19 @100, BHAC	2,175,000	2,290,514
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Ser A, RB, 5.125%, 07/01/32, Callable 07/01/19 @100	2,000,000	2,075,060

		6,964,924

Puerto Rico (1.2%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	2,100,000	2,149,896

Tennessee (2.1%)
Memphis, GO, 5.000%, 05/01/23	1,445,000	1,624,513
Memphis, GO, 5.000%, 05/01/24	2,000,000	2,219,080

		3,843,593

Virginia (90.0%)
Arlington County, GO, 5.000%, 03/15/15	4,500,000	5,164,245
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/10/16 @ 100, NATL-RE	2,890,000	3,044,673
Capital Region Airport Commission, Ser A, RB, 5.000%, 07/01/18, Callable 07/01/15 @ 100, AGM	1,025,000	1,113,509
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465,000	2,753,504
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	1,770,000	2,060,740
Fauquier County, GO, 5.000%, 07/01/19, Callable 07/01/16 @ 100, NATL-RE	2,100,000	2,360,799
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, NATL-RE	2,855,000	3,128,138
Hampton, Ser A, GO, 5.000%, 01/15/20, Callable 01/15/19 @ 100	1,000,000	1,165,990
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060,000	1,175,540
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425,000	2,660,298
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	6,100,000	6,792,838
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/11 @ 100, GNMA	365,000	366,121
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/11 @ 100, GNMA	500,000	501,545
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100, MSF	980,000	982,352
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, MSF, AGM	1,500,000	1,658,130
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, AGM	2,215,000	2,425,802
Loudoun County Industrial Development Authority, Ser A, RB, 5.000%, 06/01/31	2,000,000	2,092,920
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, AGM	1,110,000	1,229,969
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460,000	2,929,171
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	1,000,000	1,086,110
Loudoun County, Public Improvement, GO, 5.000%, 06/01/14	3,500,000	3,932,180
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, AGM	2,225,000	2,523,595
Newport News, GO, 5.250%, 07/01/15	3,000,000	3,486,240
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520,000	4,070,317
Pittsylvania County, GO, 5.000%, 03/01/21, Callable 03/01/20 @ 100	1,000,000	1,136,270
Pittsylvania County, Ser B, GO, 5.000%, 03/01/22, Callable 03/01/20 @ 100	1,000,000	1,121,370
Portsmouth, Ser A, GO, 5.000%, 07/01/15, NATL-RE	2,285,000	2,633,028
Portsmouth, Ser B, GO, 5.250%, 07/15/24, Callable 07/15/19 @ 100	1,000,000	1,132,130
Portsmouth, Ser D, GO, 5.000%, 07/15/23, Callable 07/15/20 @ 100	1,250,000	1,424,687
Powhatan County, GO, 5.000%, 01/15/32, Callable 01/15/20 @ 100	1,580,000	1,668,749
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, AGM	1,435,000	1,545,294
Richmond, Ser B, GO, 5.000%, 07/15/18	2,000,000	2,380,400
Richmond, Ser D, GO, 5.000%, 07/15/29, Callable 07/15/20 @ 100	1,125,000	1,217,621
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,905,195
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/13 @ 100	1,000,000	1,021,160
Roanoke, GO, 5.000%, 10/01/18	2,450,000	2,903,323
Roanoke, Ser B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500,000	2,670,650
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, NATL-RE	2,000,000	2,068,940
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, NATL-RE	1,000,000	1,032,960
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, NATL-RE	2,000,000	2,089,820
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23, Callable 07/01/20 @ 100	1,000,000	1,005,040
Spotsylvania County Water & Sewer System, Ser A, RB, 5.000%, 06/01/29, Callable 06/01/20 @ 100	1,020,000	1,087,187
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	2,500,000	2,551,125
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165,000	2,354,394
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100, MSF	4,940,000	5,470,507
Virginia Beach, Public Improvement, Ser B, GO, 5.000%, 05/01/13	2,000,000	2,168,400
Virginia Beach, Public Improvement, Ser C, GO, 5.000%, 09/15/16	2,325,000	2,744,337
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Prerefunded 02/01/14 @ 100	4,000,000	4,450,960
Virginia College Building Authority, Educational Facilities Project, Ser B, RB, 5.000%, 03/01/21	1,250,000	1,471,637
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Sinkable 01/01/16 @ 100, MSF	3,950,000	4,638,406
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000,000	3,461,520
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/27, Callable 09/01/18 @ 100	5,000,000	5,396,000
Virginia College Building Authority, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000,000	3,290,430
Virginia Housing Development Authority, Commonwealth Mortgage, Ser A-1, RB, 3.650%, 01/01/18, GO	1,205,000	1,260,394
Virginia Housing Development Authority, Commonwealth Mortgage, Ser E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO	2,450,000	2,647,274
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095,000	2,242,153
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Virginia Public Building Authority Facilities, Ser B, RB, 5.000%, 08/01/20, Callable 08/01/19 @ 100	4,000,000	4,688,960
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000,000	2,166,300
Virginia Public School Authority, School Financing 1997 Resolution, Ser A, RB, 5.000%, 08/01/30, Callable 08/01/20 @ 100	1,000,000	1,070,800
Virginia Resources Authority, Clean Water State Revolving Fund, Ser B, RB, 5.000%, 10/01/30, Callable 10/01/20 @ 100	2,000,000	2,169,400
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/20, Callable 10/01/17 @ 100	2,000,000	2,267,260
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,000,000	2,193,780
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,393,735
Virginia Resources Authority Clean Water, Revolving Fund, Ser C, RB, 5.000%, 11/01/20	2,085,000	2,443,203
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/18	2,775,000	3,296,811
Virginia State, Ser A, GO, 5.000%, 06/01/19, Prerefunded 06/01/14 @ 100	3,170,000	3,569,103
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, NATL-RE	1,000,000	1,058,880
Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, NATL-RE/FGIC	2,000,000	2,272,560

		162,486,879

Total Municipal Bonds (Cost $166,490,582)		175,445,292

Money Market Fund (1.6%)
Federated Virginia Municipal Cash Trust, Institutional Shares, 0.01%(a)	2,862,802	2,862,802

Total Money Market Fund (Cost $2,862,802)		2,862,802

Total Investments (Cost $169,353,384)(b) — 98.8%		178,308,094
Other assets in excess of liabilities — 1.2%		2,114,553

Net Assets — 100.0%		$180,422,647

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Investment Abbreviations

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	— Security guaranteed by Financial Guaranty Insurance Company
GNMA	— Security guaranteed by Government National Mortgage Association
GO	— General Obligation
MSF	— Mandatory Sinking Fund
NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation
RB	— Revenue Bond
XLCA	— Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

Notes to Schedule of Portfolio Investments
1. Organization
The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2011: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”). The Funds’ prospectuses provide a description of each Fund’s investment objective, policies and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time), as provided by an independent, third-party pricing agent approved by the Trust’s Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or

the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee and such securities may be considered Level 3 in the fair value hierarchy.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it will request that a Committee meeting be called, and the securities be valued using the Funds’ Pricing and Valuation Procedures and such securities may be considered Level 2 securities in the fair value hierarchy. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser or subadviser does not authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Funds calculate their respective net asset values. If price movements in a monitored index or security exceeds levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.
Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 1 in the fair value hierarchy.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time), as provided by an independent, third-party pricing agent approved by the Board. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 2 in the fair value hierarchy.
Credit default swaps (“CDS”) are priced based upon valuations provided by an independent, third-party pricing agent approved by the Board. Such valuations are based on the market perception of the credit strength of the insured company’s debt. Inputs include data from market makers from their official books and records. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 2 in the fair value hierarchy.
The assets of the Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in underlying investment companies (most of which are affiliated), which are valued at their respective daily net asset values.
The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities that mature in 60 days or less are generally valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or when market prices do not reflect orderly transactions.
The following is a summary of the inputs as of June 30, 2011 used to value each Fund’s securities based upon the three levels defined above:

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Aggressive Growth Stock Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	134,419,727	—	—	134,419,727
Short-Term Investment	—	3,814,285	—	3,814,285
Money Market Fund	488,907	—	—	488,907

Total Investments	134,908,634	3,814,285	—	138,722,919

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Emerging Growth Stock Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	30,325,679	—	—	30,325,679
Short-Term Investment	—	2,843,975	—	2,843,975
Money Market Fund	556,804	—	—	556,804

Total Investments	30,882,483	2,843,975	—	33,726,458

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
International Equity Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Foreign Common Stocks [1]	20,412,314	224,750,638	—	245,162,952
Foreign Preferred Stocks [1]	1,143,442	—	—	1,143,442
Short-Term Investment	—	15,610,712	—	15,610,712
Money Market Fund	3,249,336	—	—	3,249,336

Total Investments	24,805,092	240,361,350	—	265,166,442

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
International Equity Index Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Foreign Common Stocks [1]	812,429	445,344,910	0 [4]	446,157,339
Foreign Preferred Stocks [1]	—	4,719,461	—	4,719,461
Rights — Foreign [1]	27,416	12,051	0 [4]	39,467
Warrants[1]	—	26	—	26
Exchange Traded Funds	9,206,027	—	—	9,206,027
Units[1]	96,829	—	—	96,829
Short-Term Investment	—	22,723,008	—	22,723,008
Money Market Fund	230,702	—	—	230,702

Total Investments	10,373,403	472,799,456	0	483,172,859

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Large Cap Core Growth Stock Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	111,590,244	—	—	111,590,244
Money Market Fund	566,134	—	—	566,134

Total Investments	112,156,378	—	—	112,156,378

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Large Cap Growth Stock Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	461,566,636	—	—	461,566,636
Short-Term Investment	—	143,063	—	143,063
Money Market Fund	1,129,282	—	—	1,129,282

Total Investments	462,695,918	143,063	—	462,838,981

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Large Cap Quantitative Equity Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	15,265,268	—	—	15,265,268
Money Market Fund	248,006	—	—	248,006

Total Investments	15,513,274	—	—	15,513,274

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Large Cap Value Equity Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	1,466,954,301	—	—	1,466,954,301
Short-Term Investment	—	10,333,200	—	10,333,200
Money Market Fund	35,291,119	—	—	35,291,119

Total Investments	1,502,245,420	10,333,200	—	1,512,578,620

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Mid-Cap Value Equity Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	2,164,834,292	—	—	2,164,834,292
Short-Term Investment	—	90,632,266	—	90,632,266
Money Market Fund	61,244,172	—	—	61,244,172

Total Investments	2,226,078,464	90,632,266	—	2,316,710,730

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Select Large Cap Growth Stock Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	80,991,788	—	—	80,991,788
Money Market Fund	540,642	—	—	540,642

Total Investments	81,532,430	—	—	81,532,430

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Small Cap Growth Stock Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	425,814,397	—	—	425,814,397
Short-Term Investment	—	58,179,687	—	58,179,687

Total Investments	425,814,397	58,179,687	—	483,994,084

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Small Cap Value Equity Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Common Stocks [1]	1,150,186,396	—	—	1,150,186,396
Money Market Fund	56,011,186	—	—	56,011,186

Total Investments	1,206,197,582	—	—	1,206,197,582

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Aggressive Growth Allocation Strategy	Prices($)	Inputs($)	Inputs($)	Total($)

Equity Funds	19,916,996	—	—	19,916,996
Exchange Traded Funds	5,904,525	—	—	5,904,525
Money Market Fund	1,667,957	—	—	1,667,957

Total Investments	27,489,478	—	—	27,489,478

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Conservative Allocation Strategy	Prices($)	Inputs($)	Inputs($)	Total($)

Equity Funds	7,008,719	—	—	7,008,719
Fixed Income Funds	19,902,738	—	—	19,902,738
Exchange Traded Funds	2,958,287	—	—	2,958,287
Money Market Fund	1,467,693	—	—	1,467,693

Total Investments	31,337,437	—	—	31,337,437

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Growth Allocation Strategy	Prices($)	Inputs($)	Inputs($)	Total($)

Equity Funds	37,675,023	—	—	37,675,023
Fixed Income Funds	16,692,815	—	—	16,692,815
Exchange Traded Funds	11,485,335	—	—	11,485,335
Money Market Fund	3,929,172	—	—	3,929,172

Total Investments	69,782,345	—	—	69,782,345

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Moderate Allocation Strategy	Prices($)	Inputs($)	Inputs($)	Total($)

Equity Funds	59,905,887	—	—	59,905,887
Fixed Income Funds	67,028,217	—	—	67,028,217
Exchange Traded Funds	19,172,272	—	—	19,172,272
Money Market Fund	7,463,505	—	—	7,463,505

Total Investments	153,569,881	—	—	153,569,881

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Corporate Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Corporate Bonds[1]	—	61,329,402	—	61,329,402
Money Market Fund	4,342,893	—	—	4,342,893

Total Investments	4,342,893	61,329,402	—	65,672,295

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Georgia Tax-Exempt Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Municipal Bonds[2]	—	154,742,349	—	154,742,349
Money Market Fund	2,588,718	—	—	2,588,718

Total Investments	2,588,718	154,742,349	—	157,331,067

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
High Grade Municipal Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Municipal Bond[2]	—	45,437,255	—	45,437,255
Money Market Fund	6,713,625	—	—	6,713,625

Total Investments	6,713,625	45,437,255	—	52,150,880

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
High Income Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Bank Loans[1]	—	19,933,991	—	19,933,991
Corporate Bonds[1]	—	405,301,104	—	405,301,104
Convertible Corporate Bond[1]	—	642,000	—	642,000
Municipal Bond[2]	—	3,373,050	—	3,373,050
Preferred Stocks[1]	10,503,496	—	—	10,503,496
Convertible Preferred Stock[1]	4,888,622	—	—	4,888,622
Warrants[1]	—	7,123,423	—	7,123,423
Units[1]	—	—	0 [4]	0
Common Stocks[1]	8,003,783	—	—	8,003,783
Short-Term Investment	—	36,747,235	—	36,747,235
Money Market Fund	39,975,680	—	—	39,975,680

Total Investments	63,371,581	473,120,803	0	536,492,384

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Intermediate Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Collateralized Mortgage Obligations	—	17,731,167	—	17,731,167
Corporate Bonds[1]	—	404,550,989	—	404,550,989
U.S. Government Agency Mortgages	—	15,647,448	—	15,647,448
U.S. Treasury Obligations	—	778,351,525	—	778,351,525
Units[1]	—	—	0 [4]	0
Short-Term Investment	—	1,499,680	—	1,499,680
Money Market Fund	69,930,489	—	—	69,930,489

Total Investments	69,930,489	1,217,780,809	0	1,287,711,298

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Investment Grade Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Collateralized Mortgage Obligations	—	4,125,894	—	4,125,894
Bank Loans[1]	—	977,547	—	977,547
Corporate Bonds[1]	—	123,016,975	—	123,016,975
U.S. Government Agency Mortgages	—	3,908,597	—	3,908,597
U.S. Treasury Obligations	—	163,516,292	—	163,516,292
Units[1]	—	—	0 [4]	0
Money Market Fund	20,593,441	—	—	20,593,441

Total Investments	20,593,441	295,545,305	0	316,138,746

Other Financial Instruments[3]
Interest Rate Swaps	—	54,447	—	54,447
Forward Foreign Currency Contracts	—	60,621	—	60,621

Total Other Financial Instruments	—	115,068	—	115,068

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Investment Grade Tax-Exempt Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Municipal Bonds[2]	—	788,400,622	—	788,400,622
Money Market Fund	106,970,263	—	—	106,970,263

Total Investments	106,970,263	788,400,622	—	895,370,885

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Limited Duration Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Asset-Backed Securities[1]	—	7,292,044	—	7,292,044
Collateralized Mortgage Obligations	—	13,492,247	—	13,492,247
Money Market Fund	1,082,565	—	—	1,082,565

Total Investments	1,082,565	20,784,291	—	21,866,856

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Limited-Term Federal Mortgage Securities Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Collateralized Mortgage Obligations	—	8,442,469	—	8,442,469
U.S. Government Agency Mortgages	—	39,782,840	—	39,782,840
U.S. Treasury Obligation	—	456,119	—	456,119
Money Market Fund	4,749,962	—	—	4,749,962

Total Investments	4,749,962	48,681,428	—	53,431,390

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Maryland Municipal Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Municipal Bonds[2]	—	22,914,402	—	22,914,402
Money Market Fund	1,559,165	—	—	1,559,165

Total Investments	1,559,165	22,914,402	—	24,473,567

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
North Carolina Tax-Exempt Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Municipal Bonds[2]	—	51,322,941	—	51,322,941
Money Market Fund	1,452,331	—	—	1,452,331

Total Investments	1,452,331	51,322,941	—	52,775,272

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Seix Floating Rate High Income Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Bank Loans[1]	—	3,391,924,989	—	3,391,924,989
Corporate Bonds[1]	—	395,151,484	—	395,151,484
Municipal Bond[2]	—	960,175	—	960,175
Preferred Stocks[1]	5,110,686	—	—	5,110,686
Convertible Preferred Stock[1]	2,778,180	—	—	2,778,180
Common Stock[1]	2,363,830	—	—	2,363,830
Warrants[1]	—	2,642,292	—	2,642,292
Money Market Fund	382,408,828	—	—	382,408,828

Total Investments	392,661,524	3,790,678,940	—	4,183,340,464

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Seix High Yield Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Bank Loans[1]	—	22,133,519	—	22,133,519
Corporate Bonds[1]	—	1,506,664,541	—	1,506,664,541
Convertible Corporate Bond[1]	—	575,000	—	575,000
Municipal Bond[2]	—	8,323,175	—	8,323,175
Preferred Stock[1]	4,210,209	—	—	4,210,209
Convertible Preferred Stock[1]	8,646,476	—	—	8,646,476
Units[1]	—	—	0 [4]	0
Short-Term Investment	—	106,214,580	—	106,214,580
Money Market Fund	52,222,362	—	—	52,222,362

Total Investments	65,079,047	1,643,910,815	0	1,708,989,862

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Short-Term Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Asset-Backed Securities[1]	—	28,285,815	—	28,285,815
Collateralized Mortgage Obligations	—	73,957,621	—	73,957,621
Corporate Bonds[1]	—	156,934,351	—	156,934,351
Municipal Bond[2]	—	4,915,112	—	4,915,112
U.S. Government Agencies	—	8,929,571	—	8,929,571
U.S. Government Agency Mortgages	—	45,022,575	—	45,022,575
U.S. Treasury Obligations	—	4,922,330	—	4,922,330
Money Market Fund	4,569,109	—	—	4,569,109

Total Investments	4,569,109	322,967,375	—	327,536,484

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Short-Term U.S. Treasury Securities Fund	Prices($)	Inputs($)	Inputs($)	Total($)

U.S. Treasury Obligations	—	27,431,731	—	27,431,731
Money Market Fund	121,931	—	—	121,931

Total Investments	121,931	27,431,731	—	27,553,662

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Total Return Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Asset-Backed Securities[1]	—	9,492,688	—	9,492,688
Collateralized Mortgage Obligations	—	105,457,261	—	105,457,261
Bank Loans[1]	—	31,561,592	—	31,561,592
Corporate Bonds[1]	—	178,614,235	—	178,614,235
U.S. Government Agency Mortgages	—	220,644,804	—	220,644,804
U.S. Treasury Obligations	—	133,923,307	—	133,923,307
Units[1]	—	—	0 [4]	0
Money Market Fund	37,328,389	—	—	37,328,389

Total Investments	37,328,389	679,693,887	0	717,022,276

Other Financial Instruments[3]
Interest Rate Swaps	—	121,674	—	121,674
Forward Foreign Currency Contracts	—	135,960	—	135,960

Total Other Financial Instruments	—	257,634	—	257,634

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Ultra-Short Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Asset-Backed Securities[1]	—	15,147,203	—	15,147,203
Certificate of Deposit[1]	—	1,005,525	—	1,005,525
Collateralized Mortgage Obligations	—	38,901,412	—	38,901,412
Corporate Bonds[1]	—	46,925,023	—	46,925,023
Municipal Bond[2]	—	991,995	—	991,995
U.S. Government Agencies	—	5,676,498	—	5,676,498
U.S. Government Agency Mortgages	—	12,715,280	—	12,715,280
Money Market Fund	455,523	—	—	455,523

Total Investments	455,523	121,362,936	—	121,818,459

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
U.S. Government Securities Fund	Prices($)	Inputs($)	Inputs($)	Total($)

U.S. Treasury Obligations	—	48,458,045	—	48,458,045
Money Market Fund	909,431	—	—	909,431

Total Investments	909,431	48,458,045	—	49,367,476

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
U.S. Government Securities Ultra-Short Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Asset-Backed Security[1]	—	3,471,577	—	3,471,577
Collateralized Mortgage Obligations	—	660,251,638	—	660,251,638
U.S. Government Agency Mortgages	—	903,812,545	—	903,812,545
Money Market Fund	91,908,034	—	—	91,908,034

Total Investments	91,908,034	1,567,535,760	—	1,659,443,794

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Virginia Intermediate Municipal Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Municipal Bonds[2]	—	175,445,292	—	175,445,292
Money Market Fund	2,862,802	—	—	2,862,802

Total Investments	2,862,802	175,445,292	—	178,308,094

LIABILITIES VALUATION INPUT

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
High Income Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Other Financial Instruments[3]
Credit Default Swap Agreements — Buy Protection	—	(66,145)	—	(66,145)
Credit Default Swap Agreements — Sell Protection	—	(40,931)	—	(40,931)

Total Other Financial Instruments	$—	$(107,076)	$—	$(107,076)

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Investment Grade Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Other Financial Instruments[3]
Interest Rate Swaps	—	(118,763)	—	(118,763)
Forward Foreign Currency Contracts	—	(53,730)	—	(53,730)

Total Other Financial Instruments	$—	$(172,493)	$—	$(172,493)

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
Total Return Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Other Financial Instruments[3]
Interest Rate Swaps	—	(268,363)	—	(268,363)
Forward Foreign Currency Contracts	—	(121,297)	—	(121,297)

Total Other Financial Instruments	$—	$(389,660)	$—	$(389,660)

[1]	Please see the Schedule of Portfolio Investments for Sector or Country Classification.

[2]	Please see the Schedule of Portfolio Investments for State Classification.

[3]	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts and futures, which are valued at the unrealized appreciation/depreciation on the instrument.

[4]	As of June 30, 2011, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For each of these securities there were no changes in the valuation techniques used since the March 31, 2011 annual report. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation/depreciation of Level 3 securities held at period end have not been presented.
The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At June 30, 2011, securities valued at $213,860,922 and $441,541,370 were transferred from Level 1 to Level 2 pursuant to the Fund’s Pricing and Valuation Procedures for the International Equity Fund and the International Equity Index Fund, respectively. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011, based on the valuation input levels assigned to securities on March 31, 2011 for the remaining Funds.
In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.
Security Transactions—Security transactions are recorded on trade date for financial reporting purposes.
Foreign Currency Translation—The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.
Derivative and Hedging Instruments — Certain of the Funds may enter into derivative contracts for the purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at June 30, 2011 are included in each applicable Fund’s Schedule.

Forward Foreign Currency Contracts — Certain of the Funds may enter into forward foreign currency contracts. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for U.S. federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. Forward foreign currency contracts are presented within each applicable Fund’s Schedule.
Futures Contracts — Each Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. Certain of the Funds are subject to foreign currency exchange rate risk. Certain of the Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies caused by changes in prevailing market interest rates. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged-assets. As of June 30, 2011, no Fund had open futures contracts.
Swap Agreements — Certain of the Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are market risk, an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to fulfill their obligations under the agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty to a swap agreement.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be, and are included in Swap Agreements, at value in the Schedule. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.” A Fund’s current obligations under swap agreements (offset against any amounts owed to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is equal to the net amount of payments that a Fund is contractually obligated to make.
A Fund is subject to credit risk in the normal course of pursuing its investment objective. A Fund may enter into a CDS to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. CDS agreements are a specific kind of counterparty agreement designed to transfer third-party credit risk between parties. One party to the CDS is a lender and faces credit risk from a third party, while the counterparty to the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium).
If a credit event (e.g., bankruptcy, default) occurs, as defined by the swap agreement, the party providing insurance will have to purchase the referenced obligation of the third party from the insured party. If a Fund is providing insurance, the maximum potential liability to which a Fund is subject is the notional amount of the swap agreement, as reflected in the Schedule. The potential liability amount may be reduced by anticipated recovery rates of the referenced obligation of the third party, upfront premiums received and net amounts received if the Fund has also purchased a CDS where the referenced obligation of the third party is identical. The CDS are presented with the applicable Funds’ Schedules.
A Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because certain Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap (“IRS”) agreements. IRS agreements involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of IRS include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.
Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.
The joint account aggregates the cash collateral received by the Funds, providing RidgeWorth Capital Management, Inc. (the “Investment Adviser”) a pool of assets to invest in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Funds are joint participants with other affiliated Funds of the Trust. At June 30, 2011, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at June 30, 2011 owned a pro-rata portion of the assets and liabilities listed below:

	Shares or
	Principal
	Amount($)	Value($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	100,010,000	100,010,000

Merrill Lynch Tri-Party Repurchase Agreement, 0.01%, dated 06/30/11 to be repurchased on 07/01/11, repurchase price $35,000,005 (collateralized by Federal Home Loan Bank, 1.0%, due 03/27/13, total market value $35,714,286)	35,000,000	35,000,000
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	213,785,726	213,785,726

Total Investments (Cost $348,795,726)		348,795,726
Amount due to Lending Agent		(59,363)

Net Investment Value		348,736,363

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Real Estate Investment Trusts — Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known upon notification from issuers.
Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. When-issued securities and the segregated liquid assets associated with such investments are presented within the applicable Funds’ Schedules.
TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.” TBA purchase commitments are presented within the applicable Funds’ Schedules.
Bank Loans — Certain of the Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented with the Schedules. At June 30, 2011, only the Seix Floating Rate High Income Fund had unfunded loan commitments.
Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of June 30, 2011, all of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the applicable Funds’ Schedules.
3. Tax Basis of Investments
At June 30, 2011, the cost and aggregate gross unrealized appreciation and depreciation on securities, for U.S. federal tax purposes were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	(Depreciation)($)

Aggressive Growth Stock Fund	86,289,556	50,415,051	(1,795,973)	48,619,078
Emerging Growth Stock	28,632,015	6,037,873	(943,430)	5,094,443

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	(Depreciation)($)

International Equity Fund	227,971,051	40,742,921	(3,547,530)	37,195,391
International Equity Index Fund	326,273,857	164,050,599	(7,151,597)	156,899,002
Large Cap Core Growth Stock Fund	96,912,497	17,266,549	(2,022,668)	15,243,881
Large Cap Growth Stock Fund	295,255,381	170,244,663	(2,661,063)	167,583,600
Large Cap Quantitative Equity Fund	14,866,345	869,588	(222,659)	646,929
Large Cap Value Equity Fund	1,374,628,693	164,412,777	(26,462,850)	137,949,927
Mid-Cap Value Equity Fund	2,264,385,207	112,336,532	(60,011,009)	52,325,523
Select Large Cap Growth Stock	59,298,177	22,602,486	(368,233)	22,234,253
Small Cap Growth Stock Fund	386,449,057	107,695,930	(10,150,903)	97,545,027
Small Cap Value Equity Fund	1,012,107,785	214,177,256	(20,087,459)	194,089,797
Aggressive Growth Allocation Strategy	24,024,513	3,464,965	—	3,464,965
Conservative Allocation Strategy	30,062,063	1,429,610	(154,236)	1,275,374
Growth Allocation Strategy	61,710,815	8,217,385	(145,855)	8,071,530
Moderate Allocation Strategy	139,656,796	14,529,669	(616,584)	13,913,085
Corporate Bond Fund	63,062,476	3,049,860	(440,041)	2,609,819
Georgia Tax-Exempt Bond Fund	153,426,580	5,388,076	(1,483,589)	3,904,487
High Grade Municipal Bond Fund	49,879,875	2,337,973	(66,968)	2,271,005
High Income Fund	524,789,219	18,544,638	(6,841,473)	11,703,165
Intermediate Bond Fund	1,257,734,489	33,100,973	(3,124,164)	29,976,809
Investment Grade Bond Fund	307,968,065	9,229,571	(1,058,890)	8,170,681
Investment Grade Tax-Exempt Bond Fund	870,255,043	26,801,630	(1,685,788)	25,115,842
Limited Duration Fund	21,819,197	68,243	(20,584)	47,659
Limited-Term Federal Mortgage Securities Fund	52,847,276	638,918	(54,804)	584,114
Maryland Municipal Bond Fund	23,424,495	1,106,716	(57,644)	1,049,072
North Carolina Tax-Exempt Bond Fund	51,449,139	1,607,853	(281,720)	1,326,133
Seix Floating Rate High Income Fund	4,164,008,530	46,213,533	(26,881,599)	19,331,934
Seix High Yield Fund	1,629,953,146	88,058,929	(9,022,213)	79,036,716
Short-Term Bond Fund	322,677,054	5,318,920	(459,490)	4,859,430
Short-Term U.S. Treasury Securities Fund	27,094,190	459,472	—	459,472
Total Return Bond Fund	698,075,249	20,601,695	(1,654,668)	18,947,027
Ultra-Short Bond Fund	121,143,693	867,130	(192,364)	674,766
U.S. Government Securities Fund	47,692,636	1,694,960	(20,120)	1,674,840
U.S. Government Securities Ultra-Short Bond Fund	1,639,457,131	20,601,000	(613,568)	19,987,432
Virginia Intermediate Municipal Bond Fund	169,353,384	9,148,418	(193,708)	8,954,710
4. Risks
Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The prices of the Funds’ fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed-income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.
Certain of the Funds may invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
A Fund’s concentration of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.
Certain of the Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.
Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.
Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
Please refer to each Fund’s prospectus for a complete description of the risks associated with the Fund.

5. Investments in Affiliated Issuers
Affiliated holdings are mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated issuers during the period ended June 30, 2011, were as follows:

	Share			Share
	Balance at			Balance at	Value as
Name of	March			June	of June	Dividend	Realized Gain	Net Realized
Affiliated Issuer	31, 2011	Purchases	Sales	30, 2011	30, 2011	Income	Distributions	Gain (Loss)

Aggressive Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	70,255	—	2,084	68,171	$1,097,556	$—	$—	$8,231
RidgeWorth International Equity 130/30 Fund **	189,610	—	189,610	—	—	—	—	158,093
RidgeWorth International Equity Fund	36,479	62,175	—	98,654	1,174,970	—	—	—
RidgeWorth International Equity Index Fund	34,688	50,860	—	85,548	1,177,147	—	—	—
RidgeWorth Large Cap Core Growth Stock Fund	144,517	3	143,587	933	13,130	37	—	227,787
RidgeWorth Large Cap Growth Stock Fund	198,203	23,942	—	222,145	2,594,657	—	—	—
RidgeWorth Large Cap Quantitative Equity Fund	165,893	465	—	166,358	2,099,439	5,650	—	—
RidgeWorth Large Cap Value Equity Fund	340,393	1,197	15,208	326,382	4,357,202	15,522	—	8,427
RidgeWorth Mid-Cap Core Equity Fund *	94,710	—	94,710	—	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund *	97,693	92,172	10,283	179,582	2,239,389	8,179	—	8,808
RidgeWorth Real Estate 130/30 Fund **	124,829	—	124,829	—	—	—	—	217,255
RidgeWorth Select Large Cap Growth Stock Fund	69,934	10,449	—	80,383	2,589,129	—	—	—
RidgeWorth Small Cap Growth Stock Fund	78,139	—	2,794	75,345	1,290,668	—	—	2,653
RidgeWorth Small Cap Value Equity Fund	88,216	257	1,264	87,209	1,283,709	3,627	—	553
RidgeWorth U.S. Equity 130/30 Fund **	143,688	—	143,688	—	—	—	—	320,608

Total					$19,916,996	$33,015	$—	$952,415

Conservative Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	19,748	4,757	—	24,505	$394,530	$—	$—	$—
RidgeWorth Corporate Bond Fund	138,572	57,050	—	195,622	1,895,574	17,409	—	—
RidgeWorth High Income Fund	184,635	2,169	—	186,804	1,354,330	23,954	—	—
RidgeWorth Intermediate Bond Fund	764,136	70,780	—	834,916	8,758,272	49,481	—	—
RidgeWorth International Equity 130/30 Fund **	53,247	—	53,247	—	—	—	—	34,806
RidgeWorth International Equity Fund	10,351	25,102	—	35,453	422,251	—	—	—
RidgeWorth International Equity Index Fund	9,842	20,913	—	30,755	423,190	—	—	—
RidgeWorth Large Cap Core Growth Stock Fund	52,812	1	52,383	430	6,055	17	—	149,662
RidgeWorth Large Cap Growth Stock Fund	86,200	3,722	10,093	79,829	932,402	—	—	(3,863)
RidgeWorth Large Cap Quantitative Equity Fund	46,562	1,228	—	47,790	603,111	1,623	—	—
RidgeWorth Large Cap Value Equity Fund	135,178	3,689	21,568	117,299	1,565,939	6,310	—	(10,212)
RidgeWorth Mid-Cap Core Equity Fund *	26,638	—	26,638	—	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund *	27,271	37,317	—	64,588	805,416	2,652	—	—
RidgeWorth Real Estate 130/30 Fund **	34,552	—	34,552	—	—	—	—	41,439
RidgeWorth Seix Floating Rate High Income Fund	83,840	786	—	84,626	755,709	10,288	—	—
RidgeWorth Seix High Yield Fund	132,877	1,584	—	134,461	1,341,919	24,512	—	—
RidgeWorth Select Large Cap Growth Stock Fund	30,481	—	1,611	28,870	929,913	—	—	(2,255)
RidgeWorth Small Cap Growth Stock Fund	22,050	5,054	—	27,104	464,286	—	—	—
RidgeWorth Small Cap Value Equity Fund	24,912	6,448	—	31,360	461,626	1,052	—	—
RidgeWorth Total Return Bond Fund	328,671	1,955	—	330,626	3,481,488	30,472	—	—
RidgeWorth U.S. Equity 130/30 Fund **	40,193	—	40,193	—	—	—	—	71,559
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	130,053	99,199	—	229,252	2,315,446	5,031	—	—

Total					$26,911,457	$172,801	$—	$281,136

Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	130,370	—	1,183	129,187	$2,079,908	$—	$—	$4,712
RidgeWorth Corporate Bond Fund	126,503	985	—	127,488	1,235,361	14,226	—	—
RidgeWorth High Income Fund	170,283	2,000	—	172,283	1,249,056	22,092	—	—
RidgeWorth Intermediate Bond Fund	515,477	2,070	—	517,547	5,429,063	31,592	—	—
RidgeWorth International Equity 130/30 Fund **	351,522	—	351,522	—	—	—	—	292,763
RidgeWorth International Equity Fund	67,899	128,839	9,640	187,098	2,228,333	—	—	(9,448)
RidgeWorth International Equity Index Fund	64,437	110,623	12,940	162,120	2,230,768	—	—	(17,081)
RidgeWorth Large Cap Core Growth Stock Fund	335,081	7	332,669	2,419	34,037	96	—	846,897
RidgeWorth Large Cap Growth Stock Fund	367,834	53,159	—	420,993	4,917,202	—	—	—
RidgeWorth Large Cap Quantitative Equity Fund	307,946	863	—	308,809	3,897,170	10,489	—	—
RidgeWorth Large Cap Value Equity Fund	631,768	2,222	15,444	618,546	8,257,589	28,809	—	5,240
RidgeWorth Mid-Cap Core Equity Fund *	175,772	—	175,772	—	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund *	181,026	171,060	11,735	340,351	4,244,181	15,167	—	4,605
RidgeWorth Real Estate 130/30 Fund **	230,973	—	230,973	—	—	—	—	424,718
RidgeWorth Seix Floating Rate High Income Fund	89,388	838	—	90,226	805,718	10,969	—	—
RidgeWorth Seix High Yield Fund	122,414	1,460	—	123,874	1,236,259	22,582	—	—
RidgeWorth Select Large Cap Growth Stock Fund	129,791	22,554	—	152,345	4,907,020	—	—	—
RidgeWorth Small Cap Growth Stock Fund	145,281	—	2,488	142,793	2,446,041	—	—	2,364
RidgeWorth Small Cap Value Equity Fund	164,046	1,224	—	165,270	2,432,774	6,744	—	—
RidgeWorth Total Return Bond Fund	531,374	3,160	—	534,534	5,628,647	49,265	—	—
RidgeWorth U.S. Equity 130/30 Fund **	266,686	—	266,686	—	—	—	—	604,060
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	77,952	31,821	—	109,773	1,108,711	2,877	—	—

Total					$54,367,838	$214,908	$—	$2,158,830

Moderate Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	209,099	—	3,830	205,269	$3,304,839	$—	$—	$23,335
RidgeWorth Corporate Bond Fund	511,173	3,981	—	515,154	4,991,838	57,484	—	—
RidgeWorth High Income Fund	689,293	8,097	—	697,390	5,056,075	89,427	—	—
RidgeWorth Intermediate Bond Fund	2,118,119	8,503	—	2,126,622	22,308,261	129,815	—	—
RidgeWorth International Equity 130/30 Fund **	563,608	—	563,608	—	—	—	—	487,518
RidgeWorth International Equity Fund	109,057	241,340	53,013	297,384	3,541,839	—	—	(51,953)
RidgeWorth International Equity Index Fund	103,515	207,174	53,093	257,596	3,544,523	—	—	(70,082)
RidgeWorth Large Cap Core Growth Stock Fund	540,702	9	537,562	3,149	44,312	124	—	1,457,454
RidgeWorth Large Cap Growth Stock Fund	589,850	79,067	—	668,917	7,812,952	—	—	—
RidgeWorth Large Cap Quantitative Equity Fund	493,478	1,382	—	494,860	6,245,135	16,808	—	—
RidgeWorth Large Cap Value Equity Fund	1,012,938	3,564	33,700	982,802	13,120,408	46,190	—	3,209
RidgeWorth Mid-Cap Core Equity Fund *	281,997	—	281,997	—	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund *	290,318	274,437	23,984	540,771	6,743,412	24,327	—	17,479
RidgeWorth Real Estate 130/30 Fund **	369,921	—	369,921	—	—	—	—	673,678
RidgeWorth Seix Floating Rate High Income Fund	360,957	3,384	—	364,341	3,253,567	44,295	—	—
RidgeWorth Seix High Yield Fund	495,652	5,909	—	501,561	5,005,580	91,433	—	—
RidgeWorth Select Large Cap Growth Stock Fund	208,127	33,927	—	242,054	7,796,569	—	—	—
RidgeWorth Small Cap Growth Stock Fund	233,166	—	6,286	226,880	3,886,455	—	—	5,972
RidgeWorth Small Cap Value Equity Fund	263,223	766	1,391	262,598	3,865,443	10,821	—	365
RidgeWorth Total Return Bond Fund	2,047,750	12,181	—	2,059,931	21,691,073	189,852	—	—
RidgeWorth U.S. Equity 130/30 Fund **	427,128	—	427,128	—	—	—	—	977,054
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	339,704	127,803	—	467,507	4,721,823	12,316	—	—

Total					$126,934,104	$712,892	$—	$3,524,029

*	On April 29, 2011, RidgeWorth Mid-Cap Core Equity Fund reorganized into the RidgeWorth Mid-Cap Value Equity Fund.

**	On May 27, 2011, the Fund liquidated.

6 . Subsequent Events
Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that, except as set forth below, there are no material events that would require disclosure through this date.
On May 19, 2011, the Board approved the reorganization of the RidgeWorth Large Cap Quantitative Equity Fund (the “Target Fund”) into the RidgeWorth Large Cap Core Growth Stock Fund (the “Acquiring Fund”), a separate series of the Trust. The reorganization was effective at the close of business on July 15, 2011. At that time, each shareholder of the A and I Shares of the Target Fund became a shareholder of the Acquiring Fund, and received corresponding A and I Shares of the Acquiring Fund in an amount equal in value to the shares of the Target Fund the shareholder had immediately before the reorganization.
On August 9, 2011, the Board approved a name change for the RidgeWorth Investment Grade Bond Fund. On or about October 1, 2011, RidgeWorth Investment Grade Bond Fund will change its name to RidgeWorth Core Bond Fund.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
RidgeWorth Funds

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Date: August 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Date: August 26, 2011

By:	/s/ Cynthia L. Morse-Griffin
Cynthia L. Morse-Griffin
Treasurer and Chief Financial Officer

Date: August 26, 2011